UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco 0-5 Yr US TIPS ETF
PBTP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco 0-5 Yr US TIPS ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco 0-5 Yr US TIPS ETF	$4	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$65,962,852
Total number of portfolio holdings	26
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 1.13%, 10/15/2030	4.90%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 04/15/2030	4.88%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2030	4.67%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.62%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2031	4.59%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.58%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.57%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.51%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.47%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.42%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBTP-SAR
Invesco 0-5 Yr US TIPS ETF

Invesco Alerian Galaxy Crypto Economy ETF
SATO | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Alerian Galaxy Crypto Economy ETF	$25	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,774,270
Total number of portfolio holdings	61
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.15%
Forum Markets, Inc.	4.33%
Strive, Inc., Class A	2.58%
Keel Infrastructure Corp.	2.33%
Applied Digital Corp.	2.17%
BTCS, Inc.	2.16%
Galaxy Digital, Inc.	2.10%
Soluna Holdings, Inc.	2.08%
Strategy, Inc., Class A	2.07%
Twenty One Capital, Inc., Class A	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SATO-SAR
Invesco Alerian Galaxy Crypto Economy ETF

Invesco China Technology ETF
CQQQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco China Technology ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco China Technology ETF	$31	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,733,304,151
Total number of portfolio holdings	176
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Meituan, B Shares	8.59%
PDD Holdings, Inc., ADR	8.48%
Tencent Holdings Ltd.	8.40%
Baidu, Inc., A Shares	6.85%
Kuaishou Technology	4.28%
Hua Hong Semiconductor Ltd.	3.64%
Horizon Robotics	2.97%
Cambricon Technologies Corp. Ltd.	2.59%
SenseTime Group, Inc., B Shares	2.58%
Hygon Information Technology Co. Ltd., A Shares	2.50%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CQQQ-SAR
Invesco China Technology ETF

Invesco Dorsey Wright Developed Markets Momentum ETF
PIZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Developed Markets Momentum ETF	$43	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$775,024,633
Total number of portfolio holdings	104
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Fujikura Ltd.	3.62%
ABB Ltd.	2.93%
Constellation Software, Inc.	2.70%
Toromont Industries Ltd.	2.55%
Next Vision Stabilized Systems Ltd.	2.49%
Siemens Energy AG, Class A	2.48%
Bombardier, Inc., Class B	2.48%
SK Square Co. Ltd.	2.32%
Mizrahi Tefahot Bank Ltd.	2.23%
Doosan Co. Ltd.	2.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIZ-SAR
Invesco Dorsey Wright Developed Markets Momentum ETF

Invesco Dorsey Wright Emerging Markets Momentum ETF
PIE | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Emerging Markets Momentum ETF	$51	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$200,629,679
Total number of portfolio holdings	104
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Accton Technology Corp.	3.90%
Marketech International Corp.	2.98%
Topco Scientific Co. Ltd.	2.92%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.91%
Sigurd Microelectronics Corp.	2.70%
United Integrated Services Co. Ltd.	2.69%
WinWay Technology Co. Ltd.	2.23%
Tisco Financial Group PCL, NVDR	2.16%
Yankey Engineering Co. Ltd.	2.15%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	2.01%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIE-SAR
Invesco Dorsey Wright Emerging Markets Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF
PCY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Sovereign Debt ETF	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,362,857,596
Total number of portfolio holdings	103
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mongolia Government International Bond, 4.45%, 07/07/2031	1.47%
Republic of Poland Government International Bond, 4.88%, 02/12/2030	1.46%
Kuwait International Government Bond, 4.14%, 10/09/2030	1.44%
Kuwait International Government Bond, 4.65%, 10/09/2035	1.43%
Mongolia Government International Bond, 6.63%, 02/25/2030	1.42%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.37%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.33%
Angolan Government International Bond, 9.38%, 05/08/2048	1.04%
Angolan Government International Bond, 9.13%, 11/26/2049	1.03%
Angolan Government International Bond, 8.75%, 04/14/2032	1.01%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PCY-SAR
Invesco Emerging Markets Sovereign Debt ETF

Invesco Global Clean Energy ETF
PBD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Clean Energy ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Clean Energy ETF	$42	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$208,367,045
Total number of portfolio holdings	113
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
ITM Power PLC	2.12%
Ceres Power Holdings PLC	1.70%
LS Electric Co. Ltd.	1.64%
Bloom Energy Corp., Class A	1.62%
LS Corp.	1.42%
Samsung SDI Co. Ltd.	1.40%
Delta Electronics, Inc.	1.40%
Plug Power, Inc.	1.37%
SMA Solar Technology AG	1.30%
West Holdings Corp.	1.30%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBD-SAR
Invesco Global Clean Energy ETF

Invesco Global ex-US High Yield Corporate Bond ETF
PGHY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global ex-US High Yield Corporate Bond ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$211,506,845
Total number of portfolio holdings	587
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.38%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	0.96%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.60%
GENMAB A/S/GENMAB FINANCE LLC, 7.25%, 12/15/2033	0.59%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.57%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.50%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.50%
Gol Finance, Inc., 14.38%, 06/06/2030	0.48%
Ardagh Group S.A., 9.50%, 12/01/2030	0.47%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGHY-SAR
Invesco Global ex-US High Yield Corporate Bond ETF

Invesco Global Water ETF
PIO | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Water ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Water ETF	$38	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$280,793,307
Total number of portfolio holdings	39
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9.15%
Roper Technologies, Inc.	8.47%
Ebara Corp.	8.04%
Ecolab, Inc.	7.05%
Pentair PLC	6.79%
Ferguson Enterprises, Inc.	4.28%
Veolia Environnement S.A.	4.15%
Waters Corp.	4.03%
Stantec, Inc.	3.87%
American Water Works Co., Inc.	3.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIO-SAR
Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF
IPKW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International BuyBack AchieversTM ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International BuyBack AchieversTM ETF	$29	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$529,364,515
Total number of portfolio holdings	162
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
ING Groep N.V.	5.33%
UniCredit S.p.A.	5.17%
Prosus N.V.	5.06%
TotalEnergies SE	4.68%
Standard Chartered PLC	4.64%
Shell PLC	4.51%
Honda Motor Co. Ltd.	3.66%
Equinor ASA	3.41%
Baidu, Inc., A Shares	2.75%
Vodafone Group PLC	2.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IPKW-SAR
Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF
PICB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Corporate Bond ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Corporate Bond ETF	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$362,018,746
Total number of portfolio holdings	592
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.65%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.61%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.57%
Royal Bank of Canada, 4.63%, 05/01/2028	0.57%
Bank of Montreal, 4.71%, 12/07/2027	0.57%
Bank of Montreal, 4.31%, 06/01/2027	0.56%
Bank of Montreal, 3.19%, 03/01/2028	0.56%
Enel Finance International N.V., 5.75%, 09/14/2040	0.51%
Canadian Imperial Bank of Commerce, 4.95%, 06/29/2027	0.49%
Royal Bank of Canada, 4.61%, 07/26/2027	0.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PICB-SAR
Invesco International Corporate Bond ETF

Invesco MSCI Global Climate 500 ETF
KLMT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco MSCI Global Climate 500 ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Climate 500 ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,492,787,959
Total number of portfolio holdings	506
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.99%
Apple, Inc.	4.14%
Microsoft Corp.	2.97%
Amazon.com, Inc.	2.62%
Alphabet, Inc., Class A	2.49%
Broadcom, Inc.	1.94%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.82%
Alphabet, Inc., Class C	1.75%
Meta Platforms, Inc., Class A	1.38%
Tesla, Inc.	1.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KLMT-SAR
Invesco MSCI Global Climate 500 ETF

Invesco MSCI Global Timber ETF
CUT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco MSCI Global Timber ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Timber ETF	$41	0.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$30,455,854
Total number of portfolio holdings	56
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
UPM-Kymmene OYJ	5.73%
Weyerhaeuser Co.	5.59%
Packaging Corp. of America	5.44%
Svenska Cellulosa AB S.C.A., Class B	5.19%
Avery Dennison Corp.	5.16%
Stora Enso OYJ, Class R	4.83%
Amcor PLC	4.70%
Smurfit WestRock PLC	4.63%
Suzano S.A.	4.56%
Rayonier, Inc.	4.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CUT-SAR
Invesco MSCI Global Timber ETF

Invesco RAFI Developed Markets ex-U.S. ETF
PXF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Developed Markets ex-U.S. ETF	$24	0.43%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,791,270,070
Total number of portfolio holdings	1,026
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	4.64%
Shell PLC	2.14%
TotalEnergies SE	1.61%
HSBC Holdings PLC	1.21%
BP PLC	1.05%
Glencore PLC	1.04%
Roche Holding AG	1.00%
BHP Group Ltd.	1.00%
Toyota Motor Corp.	0.98%
SK hynix, Inc.	0.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXF-SAR
Invesco RAFI Developed Markets ex-U.S. ETF

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
PDN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	$25	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$388,735,221
Total number of portfolio holdings	1,583
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Daewoo Engineering & Construction Co. Ltd.	0.44%
Tower Semiconductor Ltd.	0.43%
ASMPT Ltd.	0.33%
Mirae Asset Securities Co. Ltd.	0.31%
PLS Group Ltd.	0.28%
Kulicke & Soffa Industries, Inc.	0.26%
OCI Holdings Co. Ltd.	0.26%
Doosan Co. Ltd.	0.25%
Baytex Energy Corp.	0.25%
Cameco Corp.	0.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDN-SAR
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco RAFI Emerging Markets ETF
PXH | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco RAFI Emerging Markets ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Emerging Markets ETF	$25	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,949,752,604
Total number of portfolio holdings	388
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.60%
Petroleo Brasileiro S.A., Preference Shares	5.12%
Alibaba Group Holding Ltd.	3.36%
China Construction Bank Corp., H Shares	2.77%
Vale S.A.	2.70%
Hon Hai Precision Industry Co. Ltd.	2.54%
Tencent Holdings Ltd.	1.97%
Industrial & Commercial Bank of China Ltd., H Shares	1.74%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.59%
JD.com, Inc., ADR	1.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXH-SAR
Invesco RAFI Emerging Markets ETF

Invesco S&P Emerging Markets Low Volatility ETF
EELV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Emerging Markets Low Volatility ETF	$16	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$441,857,909
Total number of portfolio holdings	205
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Kuwait Finance House K.S.C.P.	0.92%
Chunghwa Telecom Co. Ltd.	0.87%
Tisco Financial Group PCL, NVDR	0.85%
Jarir Marketing Co.	0.77%
Boubyan Bank K.S.C.P.	0.77%
Taiwan High Speed Rail Corp.	0.73%
Saudi Arabian Oil Co.	0.72%
Saudi Energy Co.	0.71%
AlRayan Bank	0.69%
Saudi Telecom Co.	0.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EELV-SAR
Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF
EEMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco S&P Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Emerging Markets Momentum ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$13,240,189
Total number of portfolio holdings	259
Portfolio turnover rate	68%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SK hynix, Inc.	10.43%
Samsung Electronics Co. Ltd.	8.63%
Delta Electronics, Inc.	5.10%
Samsung Electronics Co. Ltd., Preference Shares	4.20%
SK Square Co. Ltd.	3.40%
Vale S.A.	1.86%
Hyundai Motor Co.	1.63%
Doosan Enerbility Co. Ltd.	1.59%
Elite Material Co. Ltd.	1.57%
Itau Unibanco Holding S.A., Preference Shares	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EEMO-SAR
Invesco S&P Emerging Markets Momentum ETF

Invesco S&P Global Water Index ETF
CGW | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco S&P Global Water Index ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Global Water Index ETF	$29	0.57%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,035,836,097
Total number of portfolio holdings	69
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8.52%
American Water Works Co., Inc.	7.61%
Xylem, Inc.	7.46%
Essential Utilities, Inc.	5.73%
Veralto Corp.	5.25%
United Utilities Group PLC	4.75%
Severn Trent PLC	4.49%
Ecolab, Inc.	3.85%
Advanced Drainage Systems, Inc.	3.42%
Geberit AG	3.40%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CGW-SAR
Invesco S&P Global Water Index ETF

Invesco S&P International Developed Low Volatility ETF
IDLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco S&P International Developed Low Volatility ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$372,883,258
Total number of portfolio holdings	203
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
CLP Holdings Ltd.	0.89%
Telstra Group Ltd.	0.74%
Fortis, Inc.	0.68%
APA Group	0.68%
Toronto-Dominion Bank (The)	0.68%
Bank of Nova Scotia (The)	0.67%
Advance Residence Investment Corp.	0.67%
Emera, Inc.	0.67%
Daiwa House REIT Investment Corp.	0.66%
Nomura Real Estate Master Fund, Inc.	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDLV-SAR
Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF
IDMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco S&P International Developed Momentum ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Momentum ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,601,130,001
Total number of portfolio holdings	194
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
HSBC Holdings PLC	4.41%
Toronto-Dominion Bank (The)	3.78%
Banco Santander S.A.	3.73%
Siemens Energy AG, Class A	2.54%
Banco Bilbao Vizcaya Argentaria S.A.	2.37%
Advantest Corp.	2.24%
Rolls-Royce Holdings PLC	2.19%
Iberdrola S.A.	2.12%
Mitsubishi Corp.	1.80%
UniCredit S.p.A.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDMO-SAR
Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF
IDHQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco S&P International Developed Quality ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Quality ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$740,835,575
Total number of portfolio holdings	196
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SK hynix, Inc.	7.29%
ASML Holding N.V.	5.83%
Novartis AG	3.99%
Roche Holding AG	3.87%
Advantest Corp.	3.87%
Rolls-Royce Holdings PLC	2.66%
Allianz SE	2.62%
ABB Ltd.	2.55%
Safran S.A.	2.35%
Tokyo Electron Ltd.	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDHQ-SAR
Invesco S&P International Developed Quality ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2026
SATO	Invesco Alerian Galaxy Crypto Economy ETF

2

Invesco Alerian Galaxy Crypto Economy ETF (SATO)
April 30, 2026
(Unaudited)
Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-86.28%
Australia-1.99%
IREN Ltd.(b)	3,827	$174,167
Canada-1.88%
Hive Digital Technologies Ltd.(b)(c)	68,233	164,442
Cayman Islands-1.68%
Bullish(b)(c)	3,915	147,713
China-5.07%
Boyaa Interactive International Ltd.(c)	405,575	147,265
Canaan, Inc., ADR(b)	320,487	170,884
OSL Group Ltd.(b)(c)	78,869	126,753
		444,902
Hong Kong-1.45%
HashKey Holdings Ltd.(b)	242,108	126,828
Israel-1.79%
Etoro Group Ltd.(b)(c)	4,424	157,406
Japan-1.80%
Metaplanet, Inc.(b)	73,567	158,026
Norway-0.94%
Aker ASA, Class A	717	82,383
Taiwan-0.98%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217	85,945
United States-68.70%
Advanced Micro Devices, Inc.(b)	335	118,754
American Bitcoin Corp., Class A(b)(c)	150,533	173,113
Applied Digital Corp.(b)(c)	5,547	189,985
Bakkt, Inc.(b)(c)	16,906	145,730
Bit Digital, Inc.(b)	105,857	159,844
Bitdeer Technologies Group(b)	13,732	155,034
Bitgo Holdings, Inc., Class A(b)	17,028	171,812
Bitmine Immersion Technologies, Inc.	6,728	143,979
BTCS, Inc.(b)	92,109	189,745
Cipher Digital, Inc.(b)	8,670	153,806
Circle Internet Group, Inc.(b)(c)	1,667	151,497
CleanSpark, Inc.(b)(c)	13,907	174,255
Coinbase Global, Inc., Class A(b)(c)	839	157,539
Core Scientific, Inc.(b)	7,889	157,780
Digi Power X, Inc.(b)	33,689	113,532
Exodus Movement, Inc., Class A(b)(c)	22,768	172,809
Forum Markets, Inc.(b)(c)	69,533	380,345
Galaxy Digital, Inc.(b)	6,707	184,040
GameStop Corp., Class A(b)(c)	3,477	86,751
Gemini Space Station, Inc., Class A(b)(c)	29,127	129,324
Goldman Sachs Group, Inc. (The)	88	81,292
Hut 8 Corp.(b)	2,237	169,520
Hyperscale Data, Inc.(b)	426,555	58,907
JPMorgan Chase & Co.	256	80,187
Keel Infrastructure Corp.(b)(c)	67,370	204,131
MARA Holdings, Inc.(b)(c)	14,668	175,869
	Shares	Value
United States-(continued)
Microsoft Corp.	214	$87,265
Nakamoto, Inc.(b)	673,859	118,667
NVIDIA Corp.	433	86,414
PayPal Holdings, Inc.	1,730	86,742
Riot Platforms, Inc.(b)	8,499	146,523
Robinhood Markets, Inc., Class A(b)(c)	1,134	82,657
SharpLink, Inc.(b)(c)	22,094	159,077
Soluna Holdings, Inc.(b)(c)	109,819	182,300
Strategy, Inc., Class A(b)(c)	1,100	181,995
Strive, Inc., Class A(b)(c)	14,714	226,007
Terawulf, Inc.(b)(c)	7,454	161,975
Tesla, Inc.(b)	229	87,393
Trump Media & Technology Group Corp.(b)	8,587	78,571
Twenty One Capital, Inc., Class A(b)(c)	21,362	178,159
Visa, Inc., Class A	257	84,769
		6,028,094
Total Common Stocks & Other Equity Interests (Cost $6,885,831)		7,569,906
Exchange-Traded Funds-13.68%
United States-13.68%
Grayscale Bitcoin Trust ETF(b)	2,399	142,500
Bitwise Bitcoin ETF(b)	962	39,904
Fidelity Wise Origin Bitcoin Fund(b)	2,625	174,641
ARK 21Shares Bitcoin ETF(b)	1,576	39,952
iShares Bitcoin Trust ETF(b)	16,514	715,386
Grayscale Bitcoin Mini Trust ETF(b)	1,428	48,281
VanEck Bitcoin ETF(b)	1,850	39,960
Total Exchange-Traded Funds (Cost $920,162)		1,200,624
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $7,805,993)		8,770,530
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.56%
Invesco Private Government Fund, 3.63%(d)(e)(f)	770,380	770,380
Invesco Private Prime Fund, 3.78%(d)(e)(f)	1,999,064	1,999,264
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,769,745)		2,769,644
TOTAL INVESTMENTS IN SECURITIES-131.52% (Cost $10,575,738)		11,540,174
OTHER ASSETS LESS LIABILITIES-(31.52)%		(2,765,904)
NET ASSETS-100.00%		$8,774,270

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

3

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
April 30, 2026
(Unaudited)
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$596,896	$(596,896)	$-	$-	$-	$254
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	566,668	4,655,008	(4,451,296)	-	-	770,380	15,007 *
Invesco Private Prime Fund	1,477,054	6,465,984	(5,943,374)	(101)	(299)	1,999,264	40,989 *
Total	$2,043,722	$11,717,888	$(10,991,566)	$(101)	$(299)	$2,769,644	$56,250

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations.
Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Assets:
Unaffiliated investments in securities, at value(a)	$8,770,530
Affiliated investments in securities, at value	2,769,644
Foreign currencies, at value	42,514
Receivable for:
Dividends	1,695
Securities lending	3,059
Fund shares sold	748
Total assets	11,588,190
Liabilities:
Due to custodian	40,076
Payable for:
Collateral upon return of securities loaned	2,769,745
Accrued unitary management fees	4,099
Total liabilities	2,813,920
Net Assets	$8,774,270
Net assets consist of:
Shares of beneficial interest	$11,291,076
Distributable earnings (loss)	(2,516,806)
Net Assets	$8,774,270
Shares outstanding (unlimited amount authorized, $0.01 par value)	500,001
Net asset value	$17.55
Market price	$17.49
Unaffiliated investments in securities, at cost	$7,805,993
Affiliated investments in securities, at cost	$2,769,745
Foreign currencies, at cost	$42,210
(a)Includes securities on loan with an aggregate value of:	$2,670,286
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)

Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Investment income:
Unaffiliated dividend income	$9,005
Affiliated dividend income	254
Securities lending income, net	76,429
Foreign withholding tax	(2,007)
Total investment income	83,681
Expenses:
Unitary management fees	28,301
Less: Waivers	(7)
Net expenses	28,294
Net investment income	55,387
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,778,405)
Affiliated investment securities	(299)
In-kind redemptions	174,866
Foreign currencies	1,249
Net realized gain (loss)	(1,602,589)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,902,902)
Affiliated investment securities	(101)
Foreign currencies	231
Change in net unrealized appreciation (depreciation)	(2,902,772)
Net realized and unrealized gain (loss)	(4,505,361)
Net increase (decrease) in net assets resulting from operations	$(4,449,974)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$55,387	$275,524
Net realized gain (loss)	(1,602,589)	5,735,497
Change in net unrealized appreciation (depreciation)	(2,902,772)	1,189,545
Net increase (decrease) in net assets resulting from operations	(4,449,974)	7,200,566
Distributions to Shareholders from:
Distributable earnings	(492,071)	(1,745,456)
Shareholder Transactions:
Proceeds from shares sold	812,858	1,993,298
Value of shares repurchased	(720,069)	(2,308,650)
Net increase (decrease) in net assets resulting from share transactions	92,789	(315,352)
Net increase (decrease) in net assets	(4,849,256)	5,139,758
Net assets:
Beginning of period	13,623,526	8,483,768
End of period	$8,774,270	$13,623,526
Changes in Shares Outstanding:
Shares sold	50,000	100,000
Shares repurchased	(50,000)	(100,000)
Shares outstanding, beginning of period	500,001	500,001
Shares outstanding, end of period	500,001	500,001
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Consolidated Financial Highlights
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,				For the Period October 5, 2021(a) Through October 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$27.25	$16.97	$7.92	$6.15	$29.41	$25.00
Net investment income (loss)(b)	0.11	0.49	0.23	0.14	0.36	(0.01)
Net realized and unrealized gain (loss) on investments	(8.83)	13.16	9.24	1.85	(23.23)	4.42
Total from investment operations	(8.72)	13.65	9.47	1.99	(22.87)	4.41
Distributions to shareholders from:
Net investment income	(0.98)	(3.37)	(0.42)	(0.22)	(0.36)	-
Net realized gains	-	-	-	-	(0.03)	-
Total distributions	(0.98)	(3.37)	(0.42)	(0.22)	(0.39)	-
Net asset value at end of period	$17.55	$27.25	$16.97	$7.92	$6.15	$29.41
Market price at end of period(c)	$17.49	$27.29	$16.91	$7.96	$6.14	$29.09
Net Asset Value Total Return(d)	(32.29)%	89.74%	121.02%	34.34%	(78.47)%	17.64%(e)
Market Price Total Return(d)	(32.61)%	90.59%	119.10%	35.23%	(78.27)%	16.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,774	$13,624	$8,484	$4,356	$2,768	$11,763
Ratio to average net assets of:
Expenses	0.60%(f)	0.60%	0.60%	0.60%	0.61%	0.60%(f)
Net investment income (loss)	1.17%(f)	2.45%	1.71%	1.93%	2.57%	(0.60)%(f)
Portfolio turnover rate(g)	69%	164%	137%	131%	149%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 16.25%. The market price total return from Fund Inception to October 31, 2021 was 13.63%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Notes to Consolidated Financial Statements
Invesco Exchange-Traded Fund Trust II
April 30, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Alerian Galaxy Crypto Economy ETF (SATO) (the "Fund") and the Invesco GCE Cayman Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for cash and/or the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index (the “Underlying Index”).
The Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to exchange-traded products and private investment trusts traded over-the-counter that are linked to cryptocurrencies. The Fund may invest up to 25% of its total assets in its Subsidiary.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

9

“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

10

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Consolidated Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Foreign Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several

11

factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Consolidated Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Consolidated Statement of Operations, and any related interest is included in Unaffiliated interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Consolidated Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund’s shareholders. For the six months ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
K.
Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

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Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Consolidated Statement of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid Invesco $5,065 in fees for securities lending agent services. Fees paid to Invesco for securities lending agent services are included in Securities lending income, net on the Consolidated Statement of Operations.
L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR and GDR Risk. The Fund may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

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AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies. While the Fund will not invest directly in cryptocurrencies, the value of the Fund’s investments in cryptocurrency-linked assets (including private trusts and ETPs) is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of a digital currency could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in a digital currency network or a change in user preference to competing cryptocurrencies. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Fund’s exposure to cryptocurrency-linked assets could result in substantial losses to the Fund.
Cryptocurrencies trade on exchanges, which are largely unregulated and, therefore, are more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, cryptocurrency exchanges are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of cryptocurrencies. A cyber or other security breach or a business failure of a cryptocurrency exchange or custodian may affect the price of a particular cryptocurrency or cryptocurrencies generally. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of a digital currency.
Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact the Fund’s investment in cryptocurrency. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Digital Asset Company Investments Risk. Companies engaged in the development, enablement and acquisition of digital assets and cryptocurrencies are subject to a number of risks. The technology relating to digital assets, including blockchain, is developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Cryptocurrencies and blockchain technology are new and many of their uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies. A lack of expansion in the usage of cryptocurrencies could adversely affect an investment in the Fund.

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Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream. Therefore, the values of the companies included in the Underlying Index may not be a reflection of their connection to digital assets, but may be based on other business operations. Furthermore, companies that are developing applications of digital assets and cryptocurrencies may not in fact do so or may not be able to capitalize on those digital assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in the Underlying Index, which could adversely affect an investment in the Fund. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain and/or cryptocurrencies may adversely affect an investment in the Fund.
There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when the Fund’s index provider selects securities for inclusion in the Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes

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imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund generally rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to its Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its Underlying Index. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or

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more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s registration statement, and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2026, the Adviser waived fees of $7.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with VettaFi, LLC (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use the Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
For the six months ended April 30, 2026, the Fund incurred $14,169 in brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund. Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Consolidated Statement of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market

17

prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,928,651	$641,255	$-	$7,569,906
Exchange-Traded Funds	1,200,624	-	-	1,200,624
Money Market Funds	-	2,769,644	-	2,769,644
Total Investments	$8,129,275	$3,410,899	$-	$11,540,174
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
No expiration
Short-Term	Long-Term	Total
$1,208,944	$-	$1,208,944
NOTE 6—Investment Transactions
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $6,683,489 and $7,083,978, respectively.
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were $644,564 and $565,398, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$2,366,635
Aggregate unrealized (depreciation) of investments	(2,018,090)
Net unrealized appreciation of investments	$348,545
Cost of investments for tax purposes is $11,191,629.

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NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Consolidated Statement of Changes in Net Assets.

19

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

20

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

21

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

22

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

23

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

24

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

25

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

26

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

27

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

28

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AG-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2026
PBTP	Invesco 0-5 Yr US TIPS ETF
PCY	Invesco Emerging Markets Sovereign Debt ETF
PGHY	Invesco Global ex-US High Yield Corporate Bond ETF
PICB	Invesco International Corporate Bond ETF

2

Invesco 0-5 Yr US TIPS ETF (PBTP)
April 30, 2026
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.87%
U.S. Treasury Inflation — Indexed Bonds-16.18%(a)
2.38%, 01/15/2027	$1,572,637	$1,600,824
1.75%, 01/15/2028	1,431,795	1,455,290
3.63%, 04/15/2028	1,998,430	2,104,523
2.50%, 01/15/2029	1,273,660	1,325,976
3.88%, 04/15/2029	2,269,696	2,455,734
1.25%, 04/15/2031	1,741,360	1,733,662
		10,676,009
U.S. Treasury Inflation — Indexed Notes-83.69%(a)
0.13%, 07/15/2026	2,977,992	3,017,331
0.13%, 10/15/2026	2,712,278	2,741,297
0.38%, 01/15/2027	3,035,863	3,047,279
0.13%, 04/15/2027	2,702,969	2,694,601
0.38%, 07/15/2027	2,905,583	2,910,371
1.63%, 10/15/2027	2,615,679	2,660,374
0.50%, 01/15/2028	3,036,332	3,022,320
1.25%, 04/15/2028	2,577,359	2,594,700
0.75%, 07/15/2028	2,810,434	2,812,697
2.38%, 10/15/2028	2,657,435	2,758,592
0.88%, 01/15/2029	2,774,873	2,768,268
2.13%, 04/15/2029	2,696,294	2,779,885
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.25%, 07/15/2029	$3,012,288	$2,947,466
1.63%, 10/15/2029	2,854,974	2,915,812
0.13%, 01/15/2030	3,088,829	2,976,008
1.63%, 04/15/2030	3,164,782	3,215,443
0.13%, 07/15/2030	3,208,195	3,077,065
1.13%, 10/15/2030	3,238,793	3,232,484
0.13%, 01/15/2031	3,196,096	3,029,572
		55,201,565
Total U.S. Treasury Securities (Cost $65,153,569)		65,877,574
	Shares
Money Market Funds-0.39%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(c) (Cost $256,028)	256,028	256,028
TOTAL INVESTMENTS IN SECURITIES-100.26% (Cost $65,409,597)		66,133,602
OTHER ASSETS LESS LIABILITIES-(0.26)%		(170,750)
NET ASSETS-100.00%		$65,962,852

Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2K.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$274,943	$1,209,211	$(1,228,126)	$-	$-	$256,028	$1,132

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Emerging Markets Sovereign Debt ETF (PCY)
April 30, 2026
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.46%
Angola-3.08%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$13,105,000	$13,671,989
9.38%, 05/08/2048(a)	14,521,000	14,180,401
9.13%, 11/26/2049(a)	14,703,000	14,074,306
		41,926,696
Bahrain-2.79%
Bahrain Government International Bond
6.00%, 09/19/2044(a)(b)	14,886,000	12,501,455
7.50%, 09/20/2047(a)(b)	12,887,000	12,592,095
6.25%, 01/25/2051(a)(b)	15,124,000	12,886,235
		37,979,785
Brazil-2.92%
Brazilian Government International Bond
4.75%, 01/14/2050(b)	17,998,000	13,381,513
7.13%, 05/13/2054	13,035,000	13,136,021
7.25%, 01/12/2056	13,218,000	13,319,118
		39,836,652
Chile-2.84%
Chile Government International Bond
4.34%, 03/07/2042	14,497,000	12,832,744
4.00%, 01/31/2052(b)	16,480,000	12,978,000
5.33%, 01/05/2054	13,487,997	12,919,141
		38,729,885
China-2.80%
China Government International Bond
4.00%, 10/19/2048(a)(b)	13,484,000	12,679,605
2.25%, 10/21/2050(a)(b)	18,879,000	12,753,454
2.50%, 10/26/2051(a)(b)	18,044,000	12,706,556
		38,139,615
Colombia-2.92%
Colombia Government International Bond
5.63%, 02/26/2044	15,755,000	13,056,956
8.75%, 11/14/2053(b)	11,766,000	13,380,884
8.38%, 11/07/2054(b)	12,234,000	13,371,762
		39,809,602
Costa Rica-2.87%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)(b)	13,554,000	13,064,701
7.00%, 04/04/2044(a)	11,936,000	13,089,018
7.16%, 03/12/2045(a)	11,782,000	12,986,120
		39,139,839
Dominican Republic-2.84%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	11,961,000	12,837,741
6.85%, 01/27/2045(a)	12,818,000	12,891,063
6.50%, 02/15/2048(a)(b)	13,398,000	13,003,429
		38,732,233
Egypt-2.69%
Egypt Government International Bond
8.70%, 03/01/2049(a)	13,035,000	12,108,800
	Principal Amount	Value
Egypt-(continued)
8.88%, 05/29/2050(a)	$13,218,000	$12,388,394
8.75%, 09/30/2051(a)	13,119,000	12,147,455
		36,644,649
El Salvador-2.92%
El Salvador Government International Bond
7.63%, 02/01/2041(a)	13,328,000	13,328,666
7.13%, 01/20/2050(a)	14,539,000	13,234,125
9.50%, 07/15/2052(a)	11,749,000	13,188,253
		39,751,044
Guatemala-2.94%
Guatemala Government Bond
6.55%, 02/06/2037(a)	12,504,000	13,391,784
4.65%, 10/07/2041(a)	15,026,000	13,187,945
6.88%, 08/15/2055(a)(b)	12,444,000	13,499,873
		40,079,602
Hungary-2.85%
Hungary Government International Bond
7.63%, 03/29/2041	11,010,000	12,941,138
6.75%, 09/25/2052(a)	12,052,000	13,004,084
6.75%, 09/23/2055(a)	12,076,000	12,921,088
		38,866,310
Indonesia-2.85%
Indonesia Government International Bond
3.50%, 02/14/2050	18,486,000	13,091,486
4.45%, 04/15/2070	16,554,000	12,946,989
3.35%, 03/12/2071	20,699,000	12,846,359
		38,884,834
Jordan-2.84%
Jordan Government International Bond
5.85%, 07/07/2030(a)	13,091,000	13,061,542
5.75%, 11/12/2032(a)(b)	13,268,000	12,946,463
7.38%, 10/10/2047(a)(b)	13,165,000	12,724,270
		38,732,275
Kazakhstan-2.93%
Kazakhstan Government International Bond
5.50%, 07/01/2037(a)	13,027,000	13,339,533
4.88%, 10/14/2044(a)	14,460,000	13,246,659
6.50%, 07/21/2045(a)	12,220,000	13,310,985
		39,897,177
Kuwait-2.87%
Kuwait International Government Bond
4.14%, 10/09/2030(a)	19,866,000	19,652,111
4.65%, 10/09/2035(a)	19,827,000	19,394,234
		39,046,345
Mexico-2.81%
Mexico Government International Bond
6.34%, 05/04/2053	13,568,000	12,818,368
3.75%, 04/19/2071	21,877,000	12,743,352
5.75%, 10/12/2110	15,420,000	12,748,485
		38,310,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Mongolia-2.89%
Mongolia Government International Bond
6.63%, 02/25/2030(a)	$18,758,000	$19,318,608
4.45%, 07/07/2031(a)(b)	21,341,000	20,060,936
		39,379,544
Morocco-2.84%
Morocco Government International Bond
6.50%, 09/08/2033(a)	12,080,000	12,927,202
5.50%, 12/11/2042(a)	13,708,000	12,910,266
4.00%, 12/15/2050(a)	18,069,000	12,917,600
		38,755,068
Nigeria-2.97%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	12,983,000	13,321,234
7.63%, 11/28/2047(a)	13,834,000	13,529,809
9.25%, 01/21/2049(a)(b)	12,076,000	13,566,331
		40,417,374
Oman-2.90%
Oman Government International Bond
6.50%, 03/08/2047(a)	12,150,000	12,999,909
6.75%, 01/17/2048(a)	12,168,000	13,284,137
7.00%, 01/25/2051(a)	11,749,000	13,292,286
		39,576,332
Pakistan-2.70%
Pakistan Government International Bond
7.38%, 04/08/2031(a)	19,338,000	18,668,742
8.88%, 04/08/2051(a)	19,227,000	18,075,090
		36,743,832
Panama-2.94%
Panama Government International Bond
6.40%, 02/14/2035	12,631,000	13,515,170
6.88%, 01/31/2036	12,220,000	13,474,078
7.88%, 03/01/2057(b)	10,812,000	13,052,246
		40,041,494
Peru-2.87%
Peruvian Government International Bond
5.88%, 08/08/2054	13,384,000	13,059,438
6.20%, 06/30/2055	12,779,000	12,976,436
3.60%, 01/15/2072	20,713,000	13,018,638
		39,054,512
Philippines-2.83%
Philippine Government International Bond
4.20%, 03/29/2047	15,840,000	12,821,251
5.95%, 10/13/2047	12,518,000	12,745,327
5.90%, 02/04/2050(b)	12,815,000	13,062,098
		38,628,676
Poland-1.46%
Republic of Poland Government International Bond, 4.88%, 02/12/2030	19,473,000	19,899,494
Qatar-2.78%
Qatar Government International Bond
4.63%, 06/02/2046(a)	14,185,000	12,711,934
	Principal Amount	Value
Qatar-(continued)
5.10%, 04/23/2048(a)	$13,246,000	$12,615,149
4.82%, 03/14/2049(a)	13,764,000	12,544,249
		37,871,332
Romania-2.72%
Romanian Government International Bond
5.13%, 06/15/2048(a)	15,460,000	12,254,266
4.00%, 02/14/2051(a)	18,682,000	12,394,513
7.63%, 01/17/2053(a)(b)	11,694,000	12,480,746
		37,129,525
Saudi Arabia-2.83%
Saudi Government International Bond
5.75%, 01/16/2054(a)(b)	13,358,000	12,838,904
4.50%, 04/22/2060(a)	16,484,000	12,817,629
3.45%, 02/02/2061(a)	20,669,000	12,944,250
		38,600,783
Serbia-2.88%
Serbia International Bond
2.13%, 12/01/2030(a)	15,160,000	13,312,477
6.50%, 09/26/2033(a)	12,118,000	12,911,485
6.00%, 06/12/2034(a)	12,731,000	13,087,250
		39,311,212
South Africa-2.76%
Republic of South Africa Government International Bond
5.75%, 09/30/2049	15,530,000	12,556,211
7.30%, 04/20/2052	12,941,000	12,432,239
7.95%, 11/19/2054(a)	12,290,000	12,553,923
		37,542,373
Trinidad-2.93%
Trinidad & Tobago Government International Bond
5.95%, 01/14/2031(a)(b)	12,979,000	13,238,580
6.40%, 06/26/2034(a)	13,007,000	13,299,657
6.50%, 01/28/2036(a)	13,169,000	13,432,380
		39,970,617
Turkey-2.76%
Turkey Government International Bond
4.88%, 04/16/2043	17,069,000	12,433,536
6.63%, 02/17/2045	14,479,000	12,741,597
5.75%, 05/11/2047	15,951,000	12,399,343
		37,574,476
United Arab Emirates-2.75%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)	12,659,000	12,662,677
4.00%, 07/28/2050(a)	19,756,000	12,634,801
4.38%, 03/10/2051(a)(b)	18,128,000	12,235,695
		37,533,173
Uzbekistan-2.89%
Republic of Uzbekistan International Bond
3.90%, 10/19/2031(a)	14,115,000	13,150,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Uzbekistan-(continued)
6.90%, 02/28/2032(a)	$12,122,000	$13,018,232
6.95%, 05/25/2032(a)(b)	12,153,000	13,156,703
		39,325,666
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,411,313,326)		1,341,862,231
	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $2,544,901)	2,544,901	2,544,901
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.65% (Cost $1,413,858,227)		1,344,407,132
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.17%
Invesco Private Government Fund, 3.63%(c)(d)(e)	31,054,453	$31,054,453
Invesco Private Prime Fund, 3.78%(c)(d)(e)	80,291,397	80,299,426
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $111,357,406)		111,353,879
TOTAL INVESTMENTS IN SECURITIES-106.82% (Cost $1,525,215,633)		1,455,761,011
OTHER ASSETS LESS LIABILITIES-(6.82)%		(92,903,415)
NET ASSETS-100.00%		$1,362,857,596

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $933,162,813, which represented 68.47% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,047,458	$47,230,889	$(47,733,446)	$-	$-	$2,544,901	$65,493
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,344,225	169,691,089	(160,980,861)	-	-	31,054,453	500,265 *
Invesco Private Prime Fund	58,029,735	280,177,478	(257,888,850)	(2,722)	(16,215)	80,299,426	1,332,740 *
Total	$83,421,418	$497,099,456	$(466,603,157)	$(2,722)	$(16,215)	$113,898,780	$1,898,498

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
April 30, 2026
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.71%
Angola-0.64%
Azule Energy Finance PLC
8.13%, 01/23/2030(a)	$650,000	$671,023
8.25%, 01/22/2031(a)	350,000	361,897
8.63%, 01/22/2033(a)	318,000	330,477
		1,363,397
Argentina-3.08%
Banco Macro S.A., 8.00%, 06/23/2029(a)	245,000	250,267
Pampa Energia S.A., 7.88%, 12/16/2034(a)	325,000	340,974
Pluspetrol S.A.
8.13%, 05/18/2031(a)	238,000	246,628
8.50%, 05/30/2032(a)	300,000	312,893
Tecpetrol S A, 7.63%, 11/03/2030(a)	348,000	357,135
Telecom Argentina S.A.
9.50%, 07/18/2031(a)	379,000	406,004
9.25%, 05/28/2033(a)	464,000	493,390
8.50%, 01/20/2036(a)	250,000	258,550
Transportadora de Gas del Sur S.A., 7.75%, 11/20/2035(a)	240,000	247,759
Vista Energy Argentina S.A.U.
8.50%, 06/10/2033(a)	418,000	444,438
7.63%, 12/10/2035(a)	291,000	300,094
YPF S.A.
6.95%, 07/21/2027(a)	290,000	291,713
9.00%, 06/30/2029(a)	345,942	357,062
9.50%, 01/17/2031(a)	370,000	395,347
8.75%, 09/11/2031(a)	483,000	513,163
7.00%, 09/30/2033(a)	265,000	263,885
8.25%, 01/17/2034(a)	765,000	801,429
7.00%, 12/15/2047(a)	255,000	231,654
		6,512,385
Armenia-0.14%
Ardshinbank CJSC Via Dilijan Finance B.V., 6.60%, 01/22/2031(a)	290,000	292,217
Australia-1.13%
Fortescue Treasury Pty Ltd.
4.50%, 09/15/2027(a)	232,000	230,399
4.38%, 04/01/2031(a)	460,000	439,962
6.13%, 04/15/2032(a)	416,000	430,400
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	293,000	313,292
Mineral Resources Ltd.
9.25%, 10/01/2028(a)	356,000	369,809
8.50%, 05/01/2030(a)	292,000	301,037
7.00%, 04/01/2031(a)	289,000	300,233
		2,385,132
Austria-0.16%
ams-OSRAM AG, 12.25%, 03/30/2029(a)	320,000	342,494
Azerbaijan-0.17%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	340,000	366,845
Bahrain-1.10%
Bank of Bahrain and Kuwait B.S.C., 6.88%, 06/06/2029(a)	200,000	201,664
	Principal Amount	Value
Bahrain-(continued)
Bapco Energies B.S.C. Closed
7.50%, 10/25/2027(a)	$570,000	$577,645
8.38%, 11/07/2028(a)	200,000	205,522
Bapco Energies Sukuk Ltd.
5.25%, 04/08/2029(a)	400,000	388,994
6.63%, 05/25/2033(a)(b)	400,000	404,287
6.25%, 01/29/2035(a)	350,000	343,793
GFH Senior Sukuk Ltd., 7.50%, 11/06/2029(a)	200,000	194,200
		2,316,105
Belgium-0.19%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	400,000	396,558
Brazil-12.08%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	250,000	263,325
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	227,782	233,628
Adecoagro S.A., 7.50%, 07/29/2032(a)	210,000	208,097
Aegea Finance S.a.r.l.
9.00%, 01/20/2031(a)	328,000	275,110
7.63%, 01/20/2036(a)	315,000	230,344
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	360,000	355,063
Axia Energia S.A.
4.63%, 02/04/2030(a)	350,000	336,690
6.50%, 01/11/2035(a)	260,000	263,835
Azul Secured Finance LLP, 9.88%, 02/15/2031(a)	660,000	588,225
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	260,000	242,769
Banco Bradesco S.A.
4.38%, 03/18/2027(a)	220,000	220,172
6.50%, 01/22/2030(a)	490,000	509,110
5.38%, 01/20/2031(a)	350,000	349,615
Banco BTG Pactual S.A.
6.25%, 04/08/2029(a)	270,000	276,134
5.75%, 01/22/2030(a)	200,000	203,500
5.50%, 01/27/2031(a)	367,000	362,321
Banco do Brasil S.A.
3.25%, 09/30/2026(a)	360,000	358,716
4.88%, 01/11/2029(a)	220,000	218,981
6.25%, 04/18/2030(a)	390,000	401,092
6.00%, 03/18/2031(a)(b)	340,000	347,173
Banco Votorantim S.A., 5.88%, 04/08/2028(a)(b)	400,000	405,520
Braskem America Finance Co., 7.13%, 07/22/2041(a)	285,000	162,272
BRF S.A.
4.88%, 01/24/2030(a)	310,000	296,836
5.75%, 09/21/2050(a)	310,000	251,666
Caixa Economica Federal, 5.63%, 05/13/2030(a)	400,000	405,850
Constellation Oil Services Holding S.A., 9.38%, 11/07/2029(a)	300,000	315,300
CSN Inova Ventures, 6.75%, 01/28/2028(a)(b)	580,000	494,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Brazil-(continued)
CSN Resources S.A.
8.88%, 12/05/2030(a)	$300,000	$243,956
4.63%, 06/10/2031(a)	380,000	260,480
5.88%, 04/08/2032(a)	220,000	150,734
Eldorado Intl. Finance GmbH, 8.50%, 12/01/2032(a)	218,000	222,154
FS Luxembourg S.a.r.l.
8.63%, 06/25/2033(a)	210,000	206,210
8.13%, 02/11/2036(a)	245,000	227,084
Gol Finance, Inc., 14.38%, 06/06/2030(a)	1,050,000	1,004,273
Itau Unibanco Holding S.A., 6.00%, 02/27/2030(a)	400,000	415,650
Klabin Austria GmbH
5.75%, 04/03/2029(a)	380,000	384,672
3.20%, 01/12/2031(a)	200,000	181,507
7.00%, 04/03/2049(a)	347,000	355,161
LD Celulose International GmbH, 7.95%, 01/26/2032(a)	270,000	281,681
MARB BondCo PLC, 3.95%, 01/29/2031(a)	505,000	452,938
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	714,061	668,234
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)	438,000	393,669
8.88%, 09/13/2033(a)	400,000	426,843
MV24 Capital B.V., 6.75%, 06/01/2034(a)	347,015	349,449
NOVA Securitisation S.a.r.l.
5.75%, 02/03/2031(a)	380,000	370,618
6.50%, 02/03/2036(a)	245,000	237,343
Oceanica Lux S.a.r.l., 13.00%, 10/02/2029(a)	300,000	322,013
Petrobras Global Finance B.V.
7.38%, 01/17/2027	235,000	240,086
6.00%, 01/27/2028	548,000	557,669
5.13%, 09/10/2030	400,000	396,920
5.60%, 01/03/2031(b)	377,000	383,765
6.50%, 07/03/2033	340,000	353,388
6.00%, 01/13/2035(b)	335,000	339,397
6.25%, 01/10/2036(b)	450,000	450,045
6.88%, 01/20/2040	268,000	273,313
6.75%, 01/27/2041	253,000	251,778
7.25%, 03/17/2044	346,000	358,349
5.50%, 06/10/2051	211,000	173,474
6.85%, 06/05/2115	607,000	578,499
Prio Luxembourg Holding S.a.r.l., 6.75%, 10/15/2030(a)	340,000	339,840
Rede D’Or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	217,405
4.50%, 01/22/2030(a)	360,000	340,431
6.45%, 09/09/2035(a)	200,000	198,240
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	215,986
4.20%, 01/18/2032(a)	200,000	177,025
Sabesp Lux S.a.r.l., 5.63%, 08/20/2030(a)	210,000	207,297
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(c)	2,025,927	2,033,810
Simpar Europe S.A., 5.20%, 01/26/2031(a)	230,000	198,881
Usiminas International S.a.r.l., 7.50%, 01/27/2032(a)	200,000	206,950
XP, Inc., 6.75%, 07/02/2029(a)	220,000	222,463
	Principal Amount	Value
Brazil-(continued)
Yinson Bergenia Production B.V., 8.50%, 01/31/2045(a)	$473,616	$508,193
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	534,303	591,923
		25,546,128
Cameroon-0.10%
Golar LNG Ltd., 7.50%, 10/02/2030(a)	200,000	205,043
Canada-10.66%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	753,000	739,403
4.38%, 01/15/2028(a)	367,000	362,597
3.50%, 02/15/2029(a)	387,000	373,131
6.13%, 06/15/2029(a)	570,000	580,402
5.63%, 09/15/2029(a)	225,000	227,300
4.00%, 10/15/2030(a)	1,342,000	1,277,448
Air Canada, 3.88%, 08/15/2026(a)	563,000	561,863
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(b)(d)	338,000	333,975
AltaGas Ltd., 7.20%, 10/15/2054(a)(d)	426,000	442,792
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	259,000	208,297
Bell Canada
6.88%, 09/15/2055(d)	451,000	462,960
7.00%, 09/15/2055(b)(d)	613,000	636,439
Bombardier, Inc.
7.50%, 02/01/2029(a)	337,000	350,316
8.75%, 11/15/2030(a)	338,000	359,282
7.25%, 07/01/2031(a)	350,000	368,704
7.00%, 06/01/2032(a)	338,000	353,242
6.75%, 06/15/2033(a)	350,000	365,383
7.45%, 05/01/2034(a)	209,000	230,387
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	340,000	340,367
4.88%, 02/15/2030(a)	190,000	178,271
Capstone Copper Corp., 6.75%, 03/31/2033(a)	280,000	285,140
Champion Iron Canada, Inc., 7.88%, 07/15/2032(a)	210,000	220,254
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	209,000	182,447
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(d)	570,000	570,617
Garda World Security Corp.
6.00%, 06/01/2029(a)	200,000	196,144
6.50%, 01/15/2031(a)	275,000	281,087
8.25%, 08/01/2032(a)	300,000	307,222
8.38%, 11/15/2032(a)	500,000	516,281
goeasy Ltd.
9.25%, 12/01/2028(a)	224,000	211,984
7.63%, 07/01/2029(a)	300,000	269,076
Great Canadian Gaming Corp., 8.75%, 11/15/2029(a)	300,000	292,658
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)	232,000	233,070
Ivanhoe Mines Ltd., 7.88%, 01/23/2030(a)	400,000	408,102
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	376,000	387,789
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Canada-(continued)
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(a)	$248,000	$151,900
Mattamy Group Corp., 4.63%, 03/01/2030(a)	270,000	258,517
Methanex Corp.
5.13%, 10/15/2027	305,000	305,324
5.25%, 12/15/2029(b)	295,000	293,338
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	294,000	317,429
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(a)	250,000	256,731
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	507,000	507,115
4.25%, 05/15/2029(a)	259,000	252,506
9.00%, 02/15/2030(a)	293,000	309,375
Open Text Corp.
3.88%, 02/15/2028(a)	400,000	387,295
3.88%, 12/01/2029(a)	391,000	352,724
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	452,000	407,199
4.13%, 12/01/2031(a)	293,000	250,373
RB Global Holdings, Inc.
6.75%, 03/15/2028(a)(b)	260,000	263,850
7.75%, 03/15/2031(a)	408,000	424,128
Rogers Communications, Inc.
7.00%, 04/15/2055(b)(d)	520,000	531,055
7.13%, 04/15/2055(b)(d)	470,000	485,159
6.88%, 07/31/2056(d)	367,000	372,838
5.25%, 03/15/2082(a)(d)	338,000	336,251
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)	212,000	222,410
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/2055(d)	292,000	310,318
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	270,000	261,942
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	200,000	209,619
TELUS Corp.
6.63%, 10/15/2055(d)	340,000	344,016
7.00%, 10/15/2055(d)	380,000	393,227
6.38%, 06/09/2056(d)	350,000	350,171
6.63%, 06/09/2056(b)(d)	330,000	328,342
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030(a)	400,000	350,847
Wrangler Holdco Corp., 6.63%, 04/01/2032(a)	200,000	206,482
		22,554,911
Cayman Islands-0.27%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)(b)	563,000	571,761
Chile-0.79%
AES Andes S.A., 8.15%, 06/10/2055(a)(d)	200,000	210,669
Inversiones CMPC S.A., 6.70%, 12/09/2057(a)(d)	250,000	250,625
	Principal Amount	Value
Chile-(continued)
LATAM Airlines Group S.A.
7.88%, 04/15/2030(a)	$630,000	$643,387
7.63%, 01/07/2031(a)	350,000	356,125
Telefonica Moviles Chile S.A., 3.54%, 11/18/2031(a)	280,000	220,276
		1,681,082
China-2.42%
CFAMC III Co. Ltd.
4.75%, 04/27/2027(a)	500,000	500,946
4.25%, 11/07/2027(a)	500,000	497,450
CFAMC IV Co. Ltd., 4.50%, 05/29/2029(a)	200,000	199,170
Fortune Star (BVI) Ltd.
5.05%, 01/27/2027(a)	220,000	216,840
8.50%, 05/19/2028(a)	200,000	204,938
Franshion Brilliant Ltd., 4.25%, 07/23/2029(a)	200,000	185,920
Greentown China Holdings Ltd., 8.45%, 02/24/2028(a)	200,000	203,108
Industrial and Commercial Bank of China Ltd., 3.20%(a)(d)(e)	2,932,000	2,919,305
Longfor Group Holdings Ltd., 4.50%, 01/16/2028(a)	200,000	186,109
		5,113,786
Colombia-4.42%
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	295,000	266,492
Avianca Midco 2 PLC
9.63%, 02/14/2030(a)	550,000	518,856
9.50%, 01/28/2031(a)	367,000	342,228
Banco Davivienda S.A., 8.13%, 07/02/2035(a)(d)	250,000	257,863
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	290,000	289,951
Colombia Telecomunicaciones S.A. E.S.P., 4.95%, 07/17/2030(a)	207,000	194,409
Ecopetrol S.A.
8.63%, 01/19/2029(b)	379,000	402,295
6.88%, 04/29/2030	591,000	595,901
4.63%, 11/02/2031	370,000	333,575
7.75%, 02/01/2032	525,000	538,356
8.88%, 01/13/2033(b)	690,000	741,518
8.38%, 01/19/2036	550,000	570,429
7.38%, 09/18/2043	308,000	287,644
5.88%, 05/28/2045	600,000	462,057
5.88%, 11/02/2051	230,000	170,420
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	450,000	427,266
4.38%, 02/15/2031(a)	260,000	239,273
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	292,155	272,189
Gran Tierra Energy Inc., 9.75%, 04/15/2031(a)	235,000	215,356
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	450,000	424,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Colombia-(continued)
Grupo Nutresa S.A.
8.00%, 05/12/2030(a)	$600,000	$633,756
9.00%, 05/12/2035(a)(b)	800,000	891,904
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/2030(a)	270,000	273,933
		9,350,352
Costa Rica-0.10%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	220,000	216,421
Denmark-0.59%
GENMAB A/S/GENMAB FINANCE LLC, 7.25%, 12/15/2033(a)	1,200,000	1,251,801
Dominican Republic-0.10%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(a)	200,000	207,750
France-2.81%
Altice France S.A.
9.50%, 11/01/2029(a)	657,221	671,286
6.88%, 10/15/2030(a)	345,338	339,750
6.50%, 04/15/2032(a)	856,401	842,798
6.88%, 07/15/2032(a)	777,433	765,336
Calderys Financing LLC, 11.25%, 06/01/2028(a)	310,000	319,393
Electricite de France S.A., 9.13%(a)(d)(e)	670,000	781,515
Forvia SE
8.00%, 06/15/2030(a)	200,000	210,459
6.75%, 09/15/2033(a)	300,000	301,019
Iliad Holding S.A.S.U.
7.00%, 10/15/2028(a)	350,000	352,642
8.50%, 04/15/2031(a)	420,000	445,858
7.00%, 04/15/2032(a)	450,000	457,427
Opal Bidco SAS, 6.50%, 03/31/2032(a)	440,000	448,218
		5,935,701
Georgia-0.10%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	212,199
Germany-1.30%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	420,000	404,250
IHO Verwaltungs GmbH, 7.75% PIK Rate, 8.50% Cash Rate, 11/15/2030(a)(c)	230,000	237,126
Mercer International, Inc., 5.13%, 02/01/2029(b)	389,000	155,954
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	291,000	298,313
7.13%, 04/14/2030(a)	270,000	270,880
6.75%, 04/23/2030(a)	365,000	362,764
7.50%, 03/24/2031(a)	700,000	701,381
6.88%, 04/23/2032(a)	315,000	308,444
		2,739,112
Ghana-0.09%
Kosmos Energy Ltd., 8.75%, 10/01/2031(a)	200,000	184,952
Greece-0.15%
Danaos Corp., 6.88%, 10/15/2032(a)	300,000	308,363
	Principal Amount	Value
Guatemala-0.97%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	$459,000	$454,045
CT Trust, 5.13%, 02/03/2032(a)	300,000	288,280
Energuate Trust 2.0, 6.35%, 09/15/2035(a)	455,000	456,661
Industrial Subordinated Trust 2.0, 6.55%, 04/15/2036(a)(d)	250,000	254,188
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	390,000	389,959
Mobiliare Latam S.A. / Mobiliare Latam Mexico S.A. de CV, 6.75%, 11/10/2032(a)	200,000	200,791
		2,043,924
Hong Kong-1.54%
CAS Capital No. 2 Ltd., 6.25%(a)(d)(e)	230,000	231,691
China CITIC Bank International Ltd.
3.25%(a)(d)(e)	270,000	269,470
4.80%(a)(d)(e)	270,000	270,469
Melco Resorts Finance Ltd.
5.63%, 07/17/2027(a)	270,000	269,579
5.75%, 07/21/2028(a)	480,000	477,807
5.38%, 12/04/2029(a)	590,000	576,765
7.63%, 04/17/2032(a)	250,000	258,056
6.50%, 09/24/2033(a)	250,000	247,536
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(e)	290,000	294,812
Seaspan Corp., 5.50%, 08/01/2029(a)	387,000	370,230
		3,266,415
Hungary-0.32%
OTP Bank Nyrt.
8.75%, 05/15/2033(a)(d)	240,000	253,251
7.30%, 07/30/2035(a)(d)	400,000	419,405
		672,656
India-2.96%
Biocon Biologics Global PLC, 6.67%, 10/09/2029(a)(b)	370,000	373,161
Continuum Green Energy India Pvt./Co- Issuers, 7.50%, 06/26/2033(a)	206,965	214,209
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	200,744
6.45%, 06/04/2029(a)	220,000	227,577
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	456,000	436,088
Greenko Wind Projects (Mauritius) Ltd., 7.25%, 09/27/2028(a)	591,000	596,881
IRB Infrastructure Developers Ltd., 7.11%, 03/11/2032(a)	400,000	410,644
JSW Steel Ltd.
3.95%, 04/05/2027(a)	206,000	204,382
5.05%, 04/05/2032(a)	320,000	314,309
Muthoot Finance Ltd.
7.13%, 02/14/2028(a)	460,000	467,992
6.38%, 04/23/2029(a)	250,000	251,747
6.38%, 03/02/2030(a)	315,000	318,037
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	250,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
India-(continued)
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	$200,000	$183,681
Vedanta Resources Finance II PLC
10.88%, 09/17/2029(a)	700,000	744,194
9.48%, 07/24/2030(a)	200,000	210,801
11.25%, 12/03/2031(a)	200,000	219,496
9.13%, 10/15/2032(a)	200,000	208,192
9.85%, 04/24/2033(a)	400,000	426,827
		6,259,252
Indonesia-0.30%
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/2030(a)	280,000	293,159
Nickel Industries Ltd., 9.00%, 09/30/2030(a)	326,000	339,983
		633,142
Ireland-0.10%
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/2033(a)	245,000	220,121
Israel-2.61%
Energean Israel Finance Ltd.
5.38%, 03/30/2028(a)(b)	320,000	315,543
5.88%, 03/30/2031(a)(b)	320,000	307,169
8.50%, 09/30/2033(a)(b)	380,000	404,126
Leviathan Bond Ltd.
6.50%, 06/30/2027(a)	280,000	281,692
6.75%, 06/30/2030(a)	248,000	255,545
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036	370,000	388,007
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026(b)	745,000	740,007
4.75%, 05/09/2027(b)	285,000	284,894
6.75%, 03/01/2028(b)	580,000	595,270
5.13%, 05/09/2029(b)	464,000	465,990
8.13%, 09/15/2031	232,000	261,972
6.00%, 12/01/2032	200,000	208,375
4.10%, 10/01/2046	941,000	725,753
Teva Pharmaceutical Finance Netherlands IV B.V., 5.75%, 12/01/2030	280,000	287,557
		5,521,900
Italy-0.91%
Efesto Bidco S.p.A. Efesto US LLC, Series XR, 7.50%, 02/15/2032(a)	490,000	488,637
FiberCop S.p.A.
6.38%, 11/15/2033(a)	200,000	200,250
6.00%, 09/30/2034(a)	200,000	192,291
7.20%, 07/18/2036(a)	200,000	200,000
7.72%, 06/04/2038(a)	200,000	200,811
Kedrion S.p.A., 6.50%, 09/01/2029(a)	400,000	391,994
Telecom Italia Capital S.A., 7.20%, 07/18/2036	226,000	246,932
		1,920,915
Ivory Coast-0.10%
Endeavour Mining PLC, 7.00%, 05/28/2030(a)	200,000	205,451
	Principal Amount	Value
Jamaica-0.41%
Digicel International Finance Ltd./Difl US LLC, 8.63%, 08/01/2032(a)	$840,000	$874,479
Japan-5.46%
Kioxia Holdings Corp.
6.25%, 07/24/2030(a)	467,000	481,400
6.63%, 07/24/2033(a)	467,000	488,604
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(a)	1,220,000	1,206,482
7.50%, 07/17/2030(a)	400,000	413,668
4.81%, 09/17/2030(a)(b)	1,126,000	1,052,607
7.75%, 07/17/2032(a)(b)	480,000	500,813
8.13%, 07/17/2035(a)	580,000	612,464
Rakuten Group, Inc.
11.25%, 02/15/2027(a)	870,000	905,336
9.75%, 04/15/2029(a)(b)	905,000	993,610
6.25%(a)(d)(e)	430,000	406,145
8.13%(a)(d)(e)	200,000	204,484
SoftBank Group Corp.
4.00%, 07/06/2026(a)	300,000	299,372
5.13%, 09/19/2027(a)	750,000	742,725
4.63%, 07/06/2028(a)(b)	360,000	348,138
6.50%, 04/10/2029(a)	200,000	197,722
6.88%, 01/10/2031(a)	200,000	193,847
5.25%, 07/06/2031(a)	610,000	561,787
7.00%, 07/08/2031(a)	200,000	196,614
7.25%, 07/10/2032(a)	250,000	242,642
7.50%, 07/10/2035(a)	210,000	211,399
7.63%, 04/29/2061(a)(d)	400,000	369,585
8.25%, 10/29/2065(a)(d)	370,000	342,078
6.88%(a)(b)(d)(e)	590,000	582,843
		11,554,365
Jersey-0.21%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	550,000	441,925
Luxembourg-1.42%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	580,000	599,441
Altice Financing S.A.
5.00%, 01/15/2028(a)	610,000	454,885
5.75%, 08/15/2029(a)	970,000	715,028
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/2033(a)	431,000	426,618
INEOS Finance PLC, 7.50%, 04/15/2029(a)	430,000	425,029
Maxam Prill S.a.r.l., 7.75%, 07/15/2030(a)	210,000	217,949
SES Americom Inc., 5.30%, 03/25/2044(a)	222,000	173,683
		3,012,633
Macau-1.89%
Champion Path Holdings Ltd., 4.85%, 01/27/2028(a)	220,000	214,564
MGM China Holdings Ltd.
5.88%, 05/15/2026(a)	340,000	339,704
4.75%, 02/01/2027(a)	340,000	338,498
7.13%, 06/26/2031(a)	200,000	208,223
SJM International Ltd., 6.50%, 01/15/2031(a)	200,000	195,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Macau-(continued)
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	$220,000	$219,782
5.00%, 01/15/2029(a)	553,000	527,524
Wynn Macau Ltd.
5.50%, 10/01/2027(a)	318,000	317,436
5.63%, 08/26/2028(a)	670,000	665,605
5.13%, 12/15/2029(a)(b)	428,000	418,010
6.75%, 02/15/2034(a)	550,000	551,688
		3,996,262
Mauritius Island-0.12%
Axian Telecom Holding and Management Ltd., 7.25%, 07/11/2030(a)	250,000	252,479
Mexico-4.34%
Alpek S.A.B. de C.V.
4.25%, 09/18/2029(a)	200,000	187,687
3.25%, 02/25/2031(a)	270,000	236,120
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/2028(a)	467,317	488,486
10.38%, 11/15/2030(a)	361,165	379,292
CEMEX S.A.B. de C.V.
5.13%(a)(d)(e)	450,000	449,511
7.20%(a)(b)(d)(e)	420,000	435,439
Grupo Aeromexico S.A.B. de C.V., 8.63%, 11/15/2031(a)	400,000	389,500
Grupo Aeromexico, S.A.B. De C.V., 8.25%, 11/15/2029(a)	200,000	194,635
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	225,000	191,328
Orbia Advance Corp. S.A.B. de CV
6.80%, 05/13/2030(a)	330,000	332,393
2.88%, 05/11/2031(a)	245,000	203,809
5.88%, 09/17/2044(a)	380,000	297,553
5.50%, 01/15/2048(a)	245,000	181,093
Petroleos Mexicanos
6.50%, 03/13/2027	116,000	117,291
5.35%, 02/12/2028	80,000	80,023
6.50%, 01/23/2029	80,000	81,512
8.75%, 06/02/2029	225,000	241,016
6.84%, 01/23/2030	260,000	264,820
5.95%, 01/28/2031	310,000	303,476
6.70%, 02/16/2032	655,000	657,545
10.00%, 02/07/2033	180,000	211,041
6.63%, 06/15/2035(b)	245,000	236,613
6.50%, 06/02/2041	151,000	132,973
5.50%, 06/27/2044	50,000	38,526
6.38%, 01/23/2045	94,000	78,034
5.63%, 01/23/2046	40,000	31,020
6.75%, 09/21/2047(b)	568,000	478,811
6.35%, 02/12/2048	120,000	96,545
7.69%, 01/23/2050	790,000	722,996
6.95%, 01/28/2060	366,000	305,043
Saavi Energia S.a.r.l., 8.88%, 02/10/2035(a)	590,000	656,994
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/2032(a)	500,000	468,694
		9,169,819
	Principal Amount	Value
Moldova-0.09%
Aragvi Finance International DAC, 11.13%, 11/20/2029(a)	$200,000	$194,447
Netherlands-1.24%
Sunrise FinCo I B.V., 4.88%, 07/15/2031, (Acquired 08/25/2023 - 02/11/2026; Cost $561,353)(a)(f)	620,000	596,093
Trivium Packaging Finance B.V., 12.25%, 01/15/2031(a)	260,000	283,672
VZ Secured Financing B.V.
5.00%, 01/15/2032(a)	671,000	588,488
7.50%, 01/15/2033(a)	580,000	562,633
Ziggo B.V., 4.88%, 01/15/2030(a)	436,000	410,425
Ziggo Bond Co. B.V., 5.13%, 02/28/2030(a)	209,000	183,514
		2,624,825
Nigeria-0.61%
Access Bank PLC, 6.13%, 09/21/2026(a)(b)	229,000	228,333
IHS Holding Ltd.
6.25%, 11/29/2028(a)	220,000	219,531
7.88%, 05/29/2030(a)	350,000	361,254
8.25%, 11/29/2031(a)	200,000	209,382
Seplat Energy PLC, 9.13%, 03/21/2030(a)	250,000	267,053
		1,285,553
Norway-0.44%
Odfjell Rig III Ltd., 7.25%, 03/08/2031(a)	284,000	295,891
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	300,000	314,646
TGS ASA, 8.50%, 01/15/2030(a)	300,000	314,413
		924,950
Oman-1.06%
AL Jawaher Assets Co. Spc, 4.66%, 10/29/2030(a)	400,000	393,549
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	220,000	220,708
5.50%, 02/14/2029(a)	200,000	203,510
5.25%, 10/09/2031(a)	400,000	405,442
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	220,785
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	277,614
OTEL Sukuk Ltd., 5.38%, 01/24/2031(a)	200,000	203,191
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	310,000	320,513
		2,245,312
Pakistan-0.10%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	222,111
Panama-0.83%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	579,709	545,248
C&W Senior Finance Ltd., 9.00%, 01/15/2033(a)	250,000	256,422
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	245,000	194,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Panama-(continued)
Sable International Finance Ltd., 7.13%, 10/15/2032(a)(b)	$521,000	$520,183
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	250,000	240,486
		1,756,895
Peru-1.02%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(a)	250,000	256,920
Minsur S.A., 4.50%, 10/28/2031(a)	200,000	192,197
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	280,056	271,670
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	490,000	397,223
5.63%, 06/19/2047(a)	900,000	635,396
Volcan Compania Minera S.A.A., 8.50%, 10/28/2032(a)	400,000	413,696
		2,167,102
Poland-0.18%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	400,000	378,712
Puerto Rico-0.29%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	535,000	364,950
5.13%, 07/15/2029(a)	370,000	240,158
		605,108
Russia-0.01%
O1 Properties Finance PLC, 0.50% PIK Rate, 7.75% Cash Rate, 12/31/2049(a)(g)	500,000	28,174
Saudi Arabia-0.59%
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)(b)	400,000	414,577
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/2030(a)	218,000	222,163
Dar Al-Arkan Sukuk Co. Ltd.
8.00%, 02/25/2029(a)	300,000	310,192
7.25%, 07/02/2030(a)	300,000	303,904
		1,250,836
Serbia-0.24%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)	500,000	502,568
Singapore-0.10%
Puma International Financing S.A., 7.75%, 04/25/2029(a)	200,000	205,671
South Africa-1.40%
Bidvest Group (UK) PLC (The), 6.20%, 09/17/2032(a)	210,000	211,149
Eskom Holdings, 8.45%, 08/10/2028(a)	220,000	232,009
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	220,802
Sasol Financing USA LLC
4.38%, 09/18/2026	310,000	309,022
8.75%, 05/03/2029(a)(b)	500,000	529,445
5.50%, 03/18/2031	437,000	412,223
	Principal Amount	Value
South Africa-(continued)
Stillwater Mining Co.
4.00%, 11/16/2026(a)	$360,000	$357,487
4.50%, 11/16/2029(a)	227,000	217,426
Transnet, 8.25%, 02/06/2028(a)	450,000	470,009
		2,959,572
Spain-0.13%
Grifols S.A., 4.75%, 10/15/2028(a)	288,000	284,151
Sweden-0.17%
Stena International S.A., 7.25%, 01/15/2031(a)	350,000	356,103
Switzerland-0.67%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	290,000	275,862
12.00%, 02/15/2031(a)	250,000	256,563
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	195,196
9.50%, 06/01/2028(a)	200,000	202,353
6.38%, 02/01/2030(a)	530,000	496,817
		1,426,791
Tanzania-0.17%
HTA Group Ltd., 7.50%, 06/04/2029(a)	350,000	360,622
Thailand-0.77%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	540,000	513,225
GC Treasury Center Co. Ltd.
6.50%(a)(d)(e)	252,000	248,570
7.13%(a)(d)(e)	210,000	208,312
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	357,029
Thaioil Treasury Center Co. Ltd., 6.10%(a)(d)(e)	300,000	294,300
		1,621,436
Togo-0.10%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(a)	200,000	216,171
Trinidad-0.22%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	225,082
Trinidad Generation Unlimited, 7.75%, 06/16/2033(a)	230,000	243,399
		468,481
Turkey-7.76%
ADM Elektrik Dagitim AS, 9.50%, 02/05/2031(a)	200,000	196,887
Akbank T.A.S.
7.50%, 01/20/2030(a)	200,000	207,214
6.80%, 06/22/2031(a)(d)	240,000	240,796
Akbank Turk A.S., 7.88%, 09/04/2035(a)(d)	200,000	202,617
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	206,783
Aydem Yenilenebilir Enerji A.S., 9.88%, 09/30/2030(a)	200,000	202,778
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	194,733
Eregli Demir ve Celik Fabrikalari T.A.S., 8.38%, 07/23/2029(a)	525,000	547,514
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	$200,000	$204,065
GDZ Elektrik Dagitim AS, 9.00%, 10/15/2029(a)	400,000	388,876
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 07/25/2029(a)	400,000	404,516
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/2030(a)	200,000	200,070
Mersin Uluslararasi Liman Isletmeciligi A.S., 8.25%, 11/15/2028(a)	200,000	206,947
Pegasus Hava Tasimaciligi A.S., 8.00%, 09/11/2031(a)	200,000	200,539
QNB Bank A.S.
7.25%, 05/21/2029(a)	200,000	207,291
5.88%, 02/11/2031(a)	200,000	195,862
Sisecam UK PLC
8.25%, 05/02/2029(a)(b)	400,000	410,192
8.63%, 05/02/2032(a)	475,000	488,864
8.38%, 01/23/2033(a)	200,000	204,593
T.C. Ziraat Bankasi A.S.
9.50%, 08/01/2026(a)	220,000	222,644
8.00%, 01/16/2029(a)	200,000	209,902
TPAO Varlik Kiralama ASA, 6.30%, 03/04/2031(a)	300,000	296,864
TT Varlik Kiralama A.S., 6.50%, 10/30/2030(a)	250,000	249,206
Turk Telekomunikasyon A.S.
7.38%, 05/20/2029(a)	400,000	410,978
6.95%, 10/07/2032(a)	247,000	246,807
Turkcell Iletisim Hizmetleri A.S.
7.45%, 01/24/2030(a)	200,000	206,758
7.65%, 01/24/2032(a)	200,000	208,923
Turkiye Cumhuriyeti Ziraat Bankasi A.S.
7.25%, 02/04/2030(a)	400,000	408,257
8.99%, 08/02/2034(a)(d)	200,000	208,548
Turkiye Garanti Bankasi A.S.
8.38%, 02/28/2034(a)(d)	200,000	205,807
8.13%, 01/03/2035(a)(d)	400,000	407,666
8.13%, 01/08/2036(a)(d)	200,000	203,407
7.63%, 04/15/2036(a)(d)	490,000	487,830
Turkiye Ihracat Kredi Bankasi A.S.
5.75%, 07/06/2026(a)	340,000	340,744
9.00%, 01/28/2027(a)	200,000	206,081
7.50%, 02/06/2028(a)	200,000	206,820
6.88%, 07/03/2028(a)	200,000	204,517
6.38%, 10/03/2030(a)	400,000	395,504
6.38%, 01/15/2031(a)	200,000	196,332
Turkiye Is Bankasi A.S.
7.75%, 06/12/2029(a)	200,000	208,557
7.38%, 04/02/2036(a)(d)	200,000	197,779
7.58%, 02/05/2037(a)(d)	200,000	198,579
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/01/2026(a)	235,000	236,021
9.00%, 10/12/2028(a)	470,000	505,616
6.88%, 01/07/2030(a)	200,000	201,470
7.25%, 07/31/2030(a)	400,000	405,542
8.99%, 10/05/2034(a)(d)	400,000	416,668
Ulker Biskuvi Sanayi A.S., 7.88%, 07/08/2031(a)	400,000	412,410
	Principal Amount	Value
Turkey-(continued)
Vestel Elektronik Sanayi ve Ticaret A.S., 9.75%, 05/15/2029(a)	$200,000	$117,497
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	480,000	486,202
9.38%, 02/14/2031(a)(b)	250,000	249,299
Yapi Ve Kredi Bankasi A.S.
9.25%, 10/16/2028(a)	290,000	313,310
7.13%, 10/10/2029(a)	150,000	153,452
7.25%, 03/03/2030(a)	200,000	204,133
9.25%, 01/17/2034(a)(d)	420,000	438,674
7.55%, 06/11/2036(a)(d)	327,000	323,996
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	210,000	215,441
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(a)	550,000	489,647
		16,409,025
Ukraine-0.21%
MHP Lux S.A., 10.50%, 07/28/2029(a)	250,000	256,679
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(g)	236,403	185,576
		442,255
United Arab Emirates-1.41%
Alpha Star Holding IX Ltd., 7.00%, 08/26/2028(a)	475,000	474,342
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027(a)	200,000	202,531
Alpha Star Holding X Ltd., 6.13%, 08/05/2029(a)	280,000	270,968
Arada Sukuk 2 Ltd., 8.00%, 06/24/2029(a)	400,000	405,027
Binghatti Sukuk 2 SPV Ltd.
7.75%, 07/02/2029(a)	200,000	185,423
8.13%, 08/07/2030(a)	200,000	182,262
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/2027(a)	200,000	199,941
Ittihad International II Ltd., 7.38%, 11/13/2030(a)	420,000	423,145
MAF Global Securities Ltd., 5.75%(a)(d)(e)	200,000	193,060
Omniyat Sukuk 1 Ltd.
8.38%, 05/06/2028(a)	200,000	196,064
7.25%, 03/04/2031(a)	280,000	251,233
		2,983,996
United Kingdom-6.75%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)(b)	282,000	290,515
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	672,000	686,499
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	800,000	796,944
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	600,000	606,403
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033(a)	327,000	320,834
British Telecommunications PLC
4.25%, 11/23/2081(a)(d)	240,000	238,062
4.88%, 11/23/2081(a)(d)	250,000	241,783
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	300,000	298,338
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
United Kingdom-(continued)
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029(a)	$1,000,000	$1,055,937
EG Global Finance PLC, 12.00%, 11/30/2028(a)	493,000	526,188
Froneri Lux Finco S.a.r.l., 6.00%, 08/01/2032(a)(b)	250,000	247,405
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	250,000	238,590
11.50%, 08/15/2029(a)	200,000	203,222
8.75%, 01/15/2032(a)	300,000	276,158
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	485,000	488,529
8.13%, 02/15/2032(a)	578,000	552,515
Ithaca Energy (North Sea) PLC, 8.13%, 10/15/2029(a)	450,000	470,500
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027(a)	220,000	218,025
5.88%, 01/15/2028(a)	220,000	220,685
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/2031(a)	200,000	165,024
Panama Infrastructure Receivable Purchaser PLC, 0.00%, 04/05/2032(a)(h)	550,000	440,030
Trident Energy Finance PLC, 12.50%, 11/30/2029(a)	200,000	214,105
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	416,000	351,015
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	681,000	657,485
4.50%, 08/15/2030(a)(b)	440,000	389,769
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	661,000	569,606
4.75%, 07/15/2031(a)	680,000	588,722
7.75%, 04/15/2032(a)	460,000	447,771
6.75%, 01/15/2033(a)	400,000	366,029
Vodafone Group PLC
7.00%, 04/04/2079(d)	901,000	940,196
4.13%, 06/04/2081(d)	500,000	467,488
5.13%, 06/04/2081(d)	428,000	337,228
Zegona Finance PLC, 8.63%, 07/15/2029(a)	350,000	367,190
		14,278,790
United States-3.14%
Ardagh Group S.A.
9.50%, 12/01/2030(a)	945,000	1,002,941
12.00% PIK, 1.00% Cash, 12.00%, 12/01/2030(a)(c)	300,000	269,595
Brightstar Lottery PLC, 5.25%, 01/15/2029(a)	327,000	325,749
CNG Holdings, Inc., 16.50% PIK Rate, 1.00% Cash Rate, 06/30/2031(a)(c)	315,597	258,000
Constellium SE, 3.75%, 04/15/2029(a)	250,000	241,265
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	450,000	487,357
EUSHI Finance, Inc., 6.25%, 04/01/2056(d)	315,000	312,163
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(a)	375,000	391,728
	Principal Amount	Value
United States-(continued)
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(a)	$500,000	$492,464
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	287,000	280,679
4.75%, 06/15/2029(a)	310,000	306,553
4.38%, 08/15/2029(a)	210,000	205,585
6.75%, 01/15/2031(a)	400,000	415,214
ION Platform Finance US, Inc., 7.88%, 09/30/2032(a)	717,000	558,096
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
8.75%, 05/01/2029(a)	288,000	265,308
9.50%, 05/30/2029(a)	320,000	299,494
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	325,000	334,643
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	199,169
		6,646,003
Uzbekistan-0.72%
JSC Uzbekneftegaz, 8.75%, 05/07/2030(a)	500,000	538,918
Navoi Mining and Metallurgical Combinat
6.70%, 10/17/2028(a)	200,000	205,751
6.75%, 05/14/2030(a)	200,000	208,359
6.95%, 10/17/2031(a)	250,000	265,951
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	302,212
		1,521,191
Zambia-1.04%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(a)	481,000	502,141
8.00%, 03/01/2033(a)	550,000	578,595
7.25%, 02/15/2034(a)	420,000	432,124
6.38%, 02/15/2036(a)	700,000	688,585
		2,201,445
Total U.S. Dollar Denominated Bonds & Notes (Cost $204,315,493)		206,668,529
	Shares
Common Stocks & Other Equity Interests-0.15%
Spain-0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034(a)(i)(j)	10	6
United States-0.15%
Hornbeck Offshore Services, Inc.(i)(k)	323	19,542
Hornbeck Offshore Services, Inc., Wts., TBA(i)(k)	3,246	196,383
Hornbeck Offshore Services, Inc., Wts., TBA(i)(k)	2,673	84,644
Premier Brands Group Holdings Co.(i)(l)	3,222	6,980
TRU Taj LLC/TRU Taj Finance, Inc.(i)	2,156	723
		308,272
Total Common Stocks & Other Equity Interests (Cost $178,938)		308,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Money Market Funds-1.35%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(m)(n) (Cost $2,857,494)	2,857,494	$2,857,494
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $207,351,925)		209,834,301
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.41%
Invesco Private Government Fund, 3.63%(m)(n)(o)	4,360,954	4,360,954
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(m)(n)(o)	11,309,069	$11,310,200
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,671,591)		15,671,154
TOTAL INVESTMENTS IN SECURITIES-106.62% (Cost $223,023,516)		225,505,455
OTHER ASSETS LESS LIABILITIES-(6.62)%		(13,998,610)
NET ASSETS-100.00%		$211,506,845

Investment Abbreviations:
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $181,275,562, which represented 85.71% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Restricted security. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30,
2026 was $213,750, which represented less than 1% of the Fund’s Net Assets.

(h)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(i)	Non-income producing security.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(k)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(l)	Acquired as part of the Nine West Holding, Inc. reorganization.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,938,406	$21,703,025	$(20,783,937)	$-	$-	$2,857,494	$35,088
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,704,605	14,855,936	(14,199,587)	-	-	4,360,954	78,496 *
Invesco Private Prime Fund	9,632,369	34,847,261	(33,166,906)	(477)	(2,047)	11,310,200	212,371 *
Total	$15,275,380	$71,406,222	$(68,150,430)	$(477)	$(2,047)	$18,528,648	$325,955

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2026
(Unaudited)
(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Corporate Bond ETF (PICB)
April 30, 2026
(Unaudited)
Schedule of Investments

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.28%(a)
Australia-3.45%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	649,000	$822,288
Australia and New Zealand Banking Group Ltd., 4.95%, 02/05/2029	AUD	1,150,000	818,252
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	1,050,000	1,138,717
Commonwealth Bank of Australia
4.90%, 08/17/2028	AUD	1,100,000	783,965
5.03%, 01/15/2031	AUD	1,800,000	1,270,312
National Australia Bank Ltd.
2.13%, 05/24/2028(b)	EUR	400,000	460,373
4.85%, 03/22/2029	AUD	1,300,000	921,634
3.13%, 02/28/2030(b)	EUR	400,000	467,644
5.10%, 10/16/2035(b)	AUD	1,000,000	685,418
Scentre Group Trust 1, 5.35%, 09/18/2035(b)	AUD	1,300,000	870,865
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	300,000	362,131
Westpac Banking Corp.
5.00%, 01/15/2029	AUD	1,100,000	783,815
5.10%, 05/14/2029(b)	AUD	1,300,000	927,691
4.50%, 10/30/2030(b)	AUD	1,400,000	968,705
5.14%, 02/12/2031(b)	AUD	1,700,000	1,204,151
			12,485,961
Canada-18.46%
Bank of Montreal
4.31%, 06/01/2027	CAD	2,750,000	2,042,710
4.71%, 12/07/2027	CAD	2,750,000	2,059,540
3.19%, 03/01/2028	CAD	2,750,000	2,016,364
5.04%, 05/29/2028	CAD	2,200,000	1,663,957
4.54%, 12/18/2028	CAD	2,150,000	1,616,283
4.42%, 07/17/2029	CAD	2,200,000	1,653,063
Bank of Nova Scotia (The)
4.68%, 02/01/2029	CAD	2,200,000	1,662,098
3.50%, 04/17/2029(b)	EUR	300,000	355,150
Bell Canada
3.80%, 08/21/2028	CAD	1,350,000	996,130
4.55%, 02/09/2030	CAD	1,100,000	827,178
2.50%, 05/14/2030	CAD	1,050,000	737,607
3.00%, 03/17/2031	CAD	1,050,000	743,463
5.85%, 11/10/2032	CAD	1,450,000	1,156,357
5.15%, 08/24/2034	CAD	1,200,000	916,844
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	1,050,000	817,891
Canadian Imperial Bank of Commerce
4.95%, 06/29/2027	CAD	2,350,000	1,758,020
5.05%, 10/07/2027	CAD	1,850,000	1,389,831
5.50%, 01/14/2028	CAD	1,400,000	1,062,348
CDP Financial, Inc.
3.00%, 04/11/2029(b)	EUR	400,000	469,491
4.10%, 06/13/2030(b)	AUD	2,000,000	1,380,801
2.75%, 02/13/2032(b)	EUR	500,000	572,778
3.25%, 09/30/2035(b)	EUR	500,000	576,014
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	1,650,000	1,210,594
	Principal Amount		Value
Canada-(continued)
CI Financial Corp., 4.63%, 12/12/2031(b)	EUR	400,000	$472,508
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	1,150,000	931,279
Series K, 5.86%, 06/30/2049	CAD	1,050,000	850,306
Federation des caisses Desjardins du Quebec
5.47%, 11/17/2028	CAD	1,400,000	1,074,671
3.80%, 09/24/2029	CAD	1,300,000	959,121
3.71%, 07/16/2031	CAD	1,600,000	1,164,141
First Nations Finance Authority
1.71%, 06/16/2030	CAD	1,100,000	758,128
4.05%, 06/01/2035	CAD	1,300,000	962,273
Hydro One, Inc.
4.25%, 01/04/2035	CAD	1,130,000	835,192
4.85%, 11/30/2054	CAD	1,100,000	800,985
Series 64, 3.90%, 11/21/2033	CAD	1,300,000	949,179
National Bank of Canada
5.22%, 06/14/2028	CAD	1,900,000	1,445,555
5.02%, 02/01/2029	CAD	1,650,000	1,256,829
OMERS Finance Trust, 3.25%, 01/28/2035(b)	EUR	250,000	288,844
Ontario Teachers’ Finance Trust
2.85%, 12/04/2031(b)	EUR	400,000	461,840
1.85%, 05/03/2032(b)	EUR	400,000	433,962
0.90%, 05/20/2041(b)	EUR	400,000	311,207
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	500,000	385,214
Rogers Communications, Inc.
4.25%, 04/15/2032	CAD	1,250,000	921,001
6.75%, 11/09/2039	CAD	1,570,000	1,338,543
Royal Bank of Canada
4.61%, 07/26/2027	CAD	2,350,000	1,754,722
4.64%, 01/17/2028	CAD	2,200,000	1,649,329
4.63%, 05/01/2028	CAD	2,750,000	2,065,359
2.13%, 04/26/2029(b)	EUR	400,000	455,413
5.23%, 06/24/2030	CAD	1,300,000	1,010,907
TELUS Corp.
5.25%, 11/15/2032	CAD	1,200,000	928,490
Series CY, 3.30%, 05/02/2029	CAD	1,250,000	909,200
Toronto-Dominion Bank (The)
4.21%, 06/01/2027	CAD	3,000,000	2,227,066
5.38%, 10/21/2027	CAD	2,150,000	1,624,908
4.48%, 01/18/2028	CAD	2,300,000	1,719,652
5.49%, 09/08/2028	CAD	1,600,000	1,227,066
4.68%, 01/08/2029	CAD	2,750,000	2,076,229
3.63%, 12/13/2029(b)	EUR	450,000	532,175
1.95%, 04/08/2030(b)	EUR	473,000	525,372
3.56%, 04/16/2031(b)	EUR	300,000	352,640
3.13%, 08/03/2032(b)	EUR	400,000	457,325
3.36%, 09/22/2032(b)	EUR	400,000	459,905
TransCanada PipeLines Ltd.
5.28%, 07/15/2030(b)	CAD	1,350,000	1,044,780
4.58%, 02/20/2035	CAD	1,100,000	812,631
4.34%, 10/15/2049(b)	CAD	1,100,000	702,033
			66,820,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
China-0.06%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	200,000	$219,633
Denmark-2.06%
Carlsberg Breweries A/S
3.00%, 08/28/2029(b)	EUR	350,000	407,161
3.25%, 02/28/2032(b)	EUR	300,000	346,640
3.50%, 02/28/2035(b)	EUR	350,000	398,177
5.50%, 02/28/2039(b)	GBP	600,000	771,589
DSV Finance B.V.
3.13%, 11/06/2028(b)	EUR	400,000	469,071
3.25%, 11/06/2030(b)	EUR	400,000	466,563
Novo Nordisk Finance (Netherlands) B.V.
3.13%, 01/21/2029(b)	EUR	300,000	352,681
2.88%, 08/27/2030(b)	EUR	300,000	346,653
3.25%, 01/21/2031(b)	EUR	400,000	468,748
3.38%, 05/21/2034(b)	EUR	500,000	576,014
3.63%, 05/27/2037(b)	EUR	400,000	459,005
Orsted A/S
4.88%, 01/12/2032(b)	GBP	800,000	1,034,295
5.75%, 04/09/2040(b)	GBP	538,000	665,082
5.38%, 09/13/2042(b)	GBP	600,000	698,227
			7,459,906
Finland-0.57%
Nordea Bank Abp
0.50%, 11/02/2028(b)	EUR	400,000	439,633
2.50%, 05/23/2029(b)	EUR	300,000	344,990
3.38%, 06/11/2029(b)	EUR	300,000	355,022
2.75%, 05/02/2030(b)	EUR	400,000	461,059
3.63%, 03/15/2034(b)	EUR	400,000	468,259
			2,068,963
France-23.23%
Abertis France SAS, 1.48%, 01/18/2031(b)	EUR	400,000	427,455
Action Logement Services
0.38%, 10/05/2031(b)	EUR	400,000	400,596
1.38%, 04/13/2032(b)	EUR	400,000	417,463
0.50%, 10/30/2034(b)	EUR	400,000	360,110
3.75%, 11/25/2035(b)	EUR	300,000	346,810
4.13%, 10/03/2038(b)	EUR	300,000	351,266
0.75%, 07/19/2041(b)(c)	EUR	300,000	214,375
3.63%, 05/25/2043(b)	EUR	500,000	531,083
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	600,000	688,659
Airbus SE
1.63%, 06/09/2030(b)	EUR	550,000	607,877
2.38%, 04/07/2032(b)	EUR	300,000	334,492
2.38%, 06/09/2040(b)	EUR	400,000	390,685
Autoroutes du Sud de la France S.A.
1.38%, 01/22/2030(b)	EUR	300,000	329,426
1.38%, 02/21/2031(b)	EUR	300,000	321,219
Ayvens S.A.
3.88%, 01/24/2028(b)	EUR	400,000	475,102
4.88%, 10/06/2028(b)	EUR	200,000	242,958
Banque Federative du Credit Mutuel S.A.
3.88%, 01/26/2028(b)	EUR	400,000	475,091
5.38%, 05/25/2028(b)	GBP	500,000	683,492
0.25%, 07/19/2028(b)	EUR	300,000	329,961
	Principal Amount		Value
France-(continued)
0.63%, 11/03/2028(b)	EUR	600,000	$660,096
4.13%, 03/13/2029(b)	EUR	600,000	720,819
1.75%, 03/15/2029(b)	EUR	300,000	337,372
1.88%, 06/18/2029(b)	EUR	400,000	448,083
5.00%, 10/22/2029(b)	GBP	700,000	945,963
2.63%, 11/06/2029(b)	EUR	400,000	457,059
0.75%, 01/17/2030(b)	EUR	300,000	319,344
4.38%, 05/02/2030(b)	EUR	400,000	483,808
3.00%, 05/07/2030(b)	EUR	400,000	462,388
1.25%, 06/03/2030(b)	EUR	400,000	428,964
4.50%, 10/22/2030(b)	GBP	800,000	1,052,173
0.63%, 02/21/2031(b)	EUR	500,000	510,162
3.13%, 03/11/2031(b)	EUR	300,000	345,937
3.25%, 10/17/2031(b)	EUR	300,000	346,488
4.75%, 11/10/2031(b)	EUR	500,000	617,050
1.13%, 01/19/2032(b)	EUR	500,000	510,793
5.13%, 01/13/2033(b)	EUR	400,000	496,044
3.75%, 02/01/2033(b)	EUR	500,000	588,128
4.13%, 06/14/2033(b)	EUR	400,000	481,568
4.38%, 01/11/2034(b)	EUR	500,000	592,462
3.75%, 02/03/2034(b)	EUR	400,000	469,505
3.63%, 03/07/2035(b)	EUR	300,000	343,847
BNP Paribas S.A.
1.38%, 05/28/2029(b)	EUR	400,000	442,696
3.63%, 09/01/2029(b)	EUR	500,000	591,324
1.63%, 07/02/2031(b)	EUR	400,000	422,762
1.25%, 07/13/2031(b)	GBP	1,100,000	1,216,247
2.10%, 04/07/2032(b)	EUR	500,000	535,927
5.75%, 06/13/2032(b)	GBP	900,000	1,230,493
0.63%, 12/03/2032(b)	EUR	600,000	578,448
4.13%, 05/24/2033(b)	EUR	500,000	607,165
4.10%, 02/13/2034(b)	EUR	500,000	595,900
2.00%, 09/13/2036(b)	GBP	700,000	663,620
Bouygues S.A.
1.38%, 06/07/2027(b)	EUR	300,000	346,836
2.25%, 06/29/2029(b)	EUR	300,000	342,148
0.50%, 02/11/2030(b)	EUR	400,000	425,627
3.88%, 07/17/2031(b)	EUR	300,000	359,450
4.63%, 06/07/2032(b)	EUR	500,000	620,077
3.25%, 06/30/2037(b)(c)	EUR	300,000	332,813
5.38%, 06/30/2042(b)	EUR	300,000	387,081
BPCE S.A.
4.38%, 07/13/2028(b)	EUR	400,000	480,060
1.00%, 10/05/2028(b)	EUR	400,000	449,924
3.88%, 01/11/2029(b)	EUR	200,000	237,990
5.25%, 04/16/2029(b)	GBP	800,000	1,074,657
0.25%, 01/14/2031(b)	EUR	500,000	507,774
0.75%, 03/03/2031(b)	EUR	400,000	410,565
1.00%, 01/14/2032(b)	EUR	400,000	405,717
4.00%, 11/29/2032(b)	EUR	500,000	600,258
4.50%, 01/13/2033(b)	EUR	500,000	606,941
3.88%, 01/25/2036(b)	EUR	400,000	473,171
Capgemini SE
2.00%, 04/15/2029(b)	EUR	400,000	452,346
3.13%, 09/25/2031(b)	EUR	300,000	341,065
2.38%, 04/15/2032(b)	EUR	500,000	544,141
3.50%, 09/25/2034(b)	EUR	400,000	448,456
Cie de Saint-Gobain S.A.
3.38%, 04/08/2030(b)	EUR	300,000	352,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
France-(continued)
3.88%, 11/29/2030(b)	EUR	400,000	$479,601
1.88%, 03/15/2031(b)	EUR	400,000	437,251
3.63%, 04/08/2034(b)	EUR	300,000	349,348
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	400,000	440,179
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	300,000	327,630
1.50%, 10/06/2031(b)	EUR	400,000	417,890
Credit Agricole S.A.
0.38%, 04/20/2028(b)	EUR	1,000,000	1,112,787
1.13%, 02/24/2029(b)	EUR	600,000	668,923
1.75%, 03/05/2029(b)	EUR	800,000	899,743
2.00%, 03/25/2029(b)	EUR	900,000	1,016,105
1.00%, 07/03/2029(b)	EUR	900,000	989,015
2.50%, 08/29/2029(b)	EUR	600,000	690,097
4.88%, 10/23/2029(b)	GBP	900,000	1,213,650
4.13%, 03/07/2030(b)	EUR	900,000	1,089,144
3.88%, 04/20/2031(b)	EUR	1,000,000	1,197,824
0.88%, 01/14/2032(b)	EUR	900,000	909,355
3.13%, 02/26/2032(b)	EUR	400,000	460,856
1.13%, 07/12/2032(b)	EUR	600,000	606,324
4.00%, 01/18/2033(b)	EUR	400,000	481,504
4.38%, 11/27/2033(b)	EUR	500,000	605,833
3.75%, 01/22/2034(b)	EUR	600,000	706,395
3.50%, 09/26/2034(b)	EUR	300,000	343,007
3.88%, 11/28/2034(b)	EUR	600,000	710,772
3.75%, 05/27/2035(b)	EUR	400,000	460,851
4.13%, 02/26/2036(b)	EUR	700,000	828,471
3.88%, 02/16/2038(b)	EUR	500,000	569,258
Danone S.A., 1.21%, 11/03/2028(b)	EUR	400,000	451,189
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	400,000	428,795
ENGIE S.A.
3.63%, 01/11/2030(b)	EUR	400,000	474,678
0.50%, 10/24/2030(b)	EUR	300,000	310,177
4.00%, 01/11/2035(b)	EUR	400,000	473,400
5.75%, 10/28/2050(b)	GBP	500,000	600,375
5.63%, 04/03/2053(b)	GBP	700,000	817,380
5.00%, 10/01/2060(b)	GBP	1,200,000	1,265,671
EssilorLuxottica S.A.
2.88%, 03/05/2029(b)	EUR	400,000	466,990
2.63%, 01/10/2030(b)	EUR	400,000	460,417
0.75%, 11/27/2031(b)	EUR	400,000	409,303
Kering S.A.
3.63%, 09/05/2031(b)	EUR	300,000	351,920
3.38%, 03/11/2032(b)	EUR	400,000	461,057
3.88%, 09/05/2035(b)	EUR	400,000	461,057
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	200,000	238,474
LOreal S.A.
2.75%, 11/19/2030(b)	EUR	300,000	346,699
3.38%, 01/19/2036(b)	EUR	400,000	460,010
LVMH Moet Hennessy Louis Vuitton
2.63%, 03/07/2029(b)	EUR	400,000	463,815
3.25%, 09/07/2029(b)	EUR	400,000	472,294
LVMH Moet Hennessy Louis Vuitton SE
0.38%, 02/11/2031(b)	EUR	300,000	308,292
3.50%, 09/07/2033(b)	EUR	500,000	588,173
	Principal Amount		Value
France-(continued)
Orange S.A.
1.38%, 03/20/2028(b)	EUR	400,000	$455,321
2.00%, 01/15/2029(b)	EUR	400,000	456,591
1.38%, 01/16/2030(b)	EUR	400,000	439,344
1.88%, 09/12/2030(b)	EUR	400,000	442,064
3.13%, 11/13/2031(b)	EUR	300,000	345,701
3.25%, 01/15/2032(b)	GBP	900,000	1,101,126
0.50%, 09/04/2032(b)	EUR	400,000	388,984
8.13%, 01/28/2033	EUR	550,000	820,145
0.63%, 12/16/2033(b)	EUR	400,000	376,018
5.63%, 01/23/2034	GBP	478,000	655,455
3.50%, 11/13/2034(b)	EUR	400,000	458,136
3.75%, 09/04/2037(b)	EUR	300,000	343,659
3.75%, 05/13/2038(b)	EUR	400,000	454,380
5.38%, 11/22/2050(b)	GBP	500,000	579,298
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	400,000	441,427
Societe Anonyme De Gestion De Stocks De Securite - Sagess, 2.88%, 09/07/2032(b)	EUR	300,000	339,660
Societe Generale S.A.
2.13%, 09/27/2028(b)	EUR	400,000	457,369
4.13%, 11/21/2028(b)	EUR	400,000	481,641
1.75%, 03/22/2029(b)	EUR	300,000	336,619
2.63%, 05/30/2029(b)	EUR	400,000	463,723
1.25%, 06/12/2030(b)	EUR	400,000	429,431
4.25%, 11/16/2032(b)	EUR	500,000	614,063
5.63%, 06/02/2033(b)	EUR	300,000	382,615
6.25%, 06/22/2033(b)	GBP	500,000	707,907
Suez S.A.
5.00%, 11/03/2032(b)	EUR	300,000	374,452
2.88%, 05/24/2034(b)	EUR	300,000	324,891
6.63%, 10/05/2043(b)	GBP	700,000	940,863
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	400,000	453,700
TotalEnergies Capital International S.A.
1.38%, 10/04/2029(b)	EUR	400,000	443,720
3.08%, 07/01/2031(b)	EUR	300,000	347,461
1.99%, 04/08/2032(b)	EUR	600,000	651,628
3.16%, 03/03/2033(b)	EUR	300,000	343,950
3.65%, 07/01/2035(b)	EUR	400,000	464,008
1.62%, 05/18/2040(b)	EUR	400,000	344,730
3.85%, 03/03/2045(b)	EUR	400,000	430,457
Unibail-Rodamco-Westfield SE, 1.38%, 12/04/2031(b)	EUR	300,000	309,308
Vinci S.A.
1.63%, 01/18/2029(b)	EUR	500,000	564,977
1.75%, 09/26/2030(b)	EUR	400,000	440,862
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	600,000	757,139
			84,115,157
Germany-10.15%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	900,000	1,030,597
Amprion GmbH
3.97%, 09/22/2032(b)	EUR	300,000	358,525
4.07%, 01/15/2038(b)	EUR	400,000	464,808
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Aroundtown S.A., 3.50%, 05/13/2030(b)	EUR	400,000	$460,159
BASF SE, 1.50%, 03/17/2031(b)	EUR	400,000	432,708
Bayer AG
0.38%, 01/12/2029(b)	EUR	400,000	435,102
1.13%, 01/06/2030(b)	EUR	500,000	540,265
0.63%, 07/12/2031(b)	EUR	400,000	403,897
1.38%, 07/06/2032(b)	EUR	600,000	612,721
4.63%, 05/26/2033(b)	EUR	400,000	491,227
Bayer Capital Corp. B.V., 2.13%, 12/15/2029(b)	EUR	500,000	560,168
BMW Finance N.V.
2.63%, 05/20/2028(b)	EUR	400,000	464,556
2.63%, 01/27/2029(b)	EUR	300,000	346,819
1.50%, 02/06/2029(b)	EUR	500,000	561,811
BMW International Investment B.V., 3.13%, 07/22/2029(b)	EUR	250,000	292,152
BMW US Capital LLC, 3.38%, 02/02/2034(b)	EUR	335,000	381,737
Deutsche Bahn AG
1.13%, 12/18/2028(b)(c)	EUR	300,000	337,143
0.63%, 04/15/2036(b)	EUR	350,000	309,925
0.63%, 12/08/2050(b)	EUR	348,000	188,873
1.13%, 05/29/2051(b)	EUR	301,000	186,479
Deutsche Boerse AG, 3.88%, 09/28/2033(b)	EUR	400,000	480,411
Deutsche Post AG, 3.50%, 03/25/2036(b)	EUR	300,000	344,675
Deutsche Telekom AG
1.75%, 03/25/2031(b)	EUR	300,000	329,900
3.63%, 02/03/2045(b)	EUR	350,000	372,403
Deutsche Telekom International Finance B.V., 2.00%, 12/01/2029(b)	EUR	300,000	340,661
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	350,000	390,093
6.25%, 06/03/2030(b)	GBP	900,000	1,275,122
6.38%, 06/07/2032	GBP	1,032,000	1,469,077
4.75%, 01/31/2034(b)	GBP	700,000	895,758
5.88%, 10/30/2037(b)	GBP	1,050,000	1,383,534
6.75%, 01/27/2039(b)	GBP	650,000	912,375
6.13%, 07/06/2039(b)	GBP	1,150,000	1,527,704
E.ON SE
3.88%, 01/12/2035(b)	EUR	316,000	374,947
4.13%, 03/25/2044(b)	EUR	325,000	375,263
EnBW International Finance B.V., 3.75%, 11/20/2035(b)	EUR	406,000	470,803
Eurogrid GmbH, 3.73%, 10/18/2035(b)	EUR	400,000	460,726
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	300,000	334,362
Landesbank Hessen-Thueringen Girozentrale, 3.00%, 03/05/2032(b)	EUR	300,000	343,529
Mercedes-Benz Group AG
1.50%, 07/03/2029(b)	EUR	500,000	558,403
0.75%, 09/10/2030(b)	EUR	400,000	423,271
1.13%, 11/06/2031(b)	EUR	400,000	416,600
0.75%, 03/11/2033(b)	EUR	479,000	468,279
2.13%, 07/03/2037(b)	EUR	450,000	444,326
	Principal Amount		Value
Germany-(continued)
Mercedes-Benz International Finance B.V.
3.25%, 11/15/2030(b)	EUR	328,000	$384,233
3.70%, 05/30/2031(b)	EUR	300,000	358,065
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	300,000	355,102
4.00%, 06/02/2035(b)	EUR	400,000	471,015
4.38%, 06/02/2043(b)	EUR	500,000	569,863
RWE AG, 2.75%, 05/24/2030(b)	EUR	275,000	317,658
SAP SE, 1.63%, 03/10/2031(b)	EUR	400,000	436,505
Siemens Financieringsmaatschappij N.V.
2.63%, 05/27/2029(b)	EUR	300,000	348,270
3.38%, 08/24/2031(b)	EUR	500,000	592,188
3.13%, 05/22/2032(b)	EUR	500,000	581,644
3.00%, 09/08/2033(b)	EUR	300,000	343,372
0.50%, 09/05/2034(b)	EUR	300,000	281,068
3.63%, 05/27/2036(b)	EUR	400,000	466,827
3.38%, 02/22/2037(b)	EUR	400,000	451,577
3.75%, 09/10/2042(b)	GBP	700,000	730,218
3.63%, 02/22/2044(b)	EUR	500,000	541,483
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	500,000	545,078
Volkswagen Bank GmbH, 3.13%, 12/10/2029(b)	EUR	300,000	346,551
Volkswagen Financial Services AG
0.88%, 01/31/2028(b)	EUR	230,000	259,119
3.63%, 05/19/2029(b)	EUR	400,000	469,970
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	600,000	774,905
Volkswagen International Finance N.V.
0.88%, 09/22/2028(b)	EUR	400,000	443,773
1.63%, 01/16/2030(b)	EUR	300,000	328,742
3.25%, 11/18/2030(b)	EUR	400,000	461,304
4.13%, 11/16/2038(b)	EUR	400,000	455,007
Volkswagen Leasing GmbH, 3.88%, 10/11/2028(b)	EUR	400,000	475,206
Vonovia SE
0.25%, 09/01/2028(b)	EUR	500,000	547,327
0.75%, 09/01/2032(b)	EUR	400,000	389,187
Wintershall Dea Finance B.V.
1.33%, 09/25/2028(b)	EUR	400,000	445,490
1.82%, 09/25/2031(b)	EUR	300,000	314,101
			36,736,742
Hong Kong-0.23%
MTR Corp. Ltd., 5.58%, 01/29/2038(b)	AUD	1,200,000	839,869
Italy-4.53%
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	425,000	464,671
2.38%, 11/25/2033(b)	EUR	300,000	314,288
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	400,000	454,387
2.00%, 01/15/2030(b)	EUR	300,000	333,404
Enel Finance International N.V.
3.88%, 03/09/2029(b)	EUR	300,000	358,552
0.88%, 09/28/2034(b)	EUR	470,000	433,367
3.88%, 01/23/2035(b)	EUR	400,000	468,047
0.88%, 06/17/2036(b)	EUR	400,000	348,307
5.75%, 09/14/2040(b)	GBP	1,450,000	1,845,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
Italy-(continued)
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	669,000	$875,254
Eni S.p.A.
4.30%, 02/10/2028(b)	EUR	500,000	599,297
3.63%, 01/29/2029(b)	EUR	425,000	505,802
0.63%, 01/23/2030(b)	EUR	400,000	427,905
2.00%, 05/18/2031(b)	EUR	350,000	386,492
4.25%, 05/19/2033(b)	EUR	400,000	485,969
3.88%, 01/15/2034(b)	EUR	300,000	354,754
Intesa Sanpaolo S.p.A.
0.75%, 03/16/2028(b)	EUR	500,000	562,271
1.75%, 07/04/2029(b)	EUR	323,000	362,906
4.88%, 05/19/2030(b)	EUR	400,000	496,152
3.63%, 10/16/2030(b)	EUR	300,000	355,901
5.13%, 08/29/2031(b)	EUR	500,000	631,804
6.63%, 05/31/2033(b)	GBP	800,000	1,149,671
Italgas S.p.A., 3.13%, 02/08/2029(b)	EUR	400,000	467,903
Snam S.p.A.
3.25%, 07/01/2032(b)	EUR	300,000	345,266
3.88%, 02/19/2034(b)	EUR	400,000	471,538
5.75%, 11/26/2036(b)	GBP	700,000	931,146
UniCredit S.p.A.
0.85%, 01/19/2031(b)	EUR	313,000	327,033
4.00%, 03/05/2034(b)	EUR	400,000	475,643
4.20%, 06/11/2034(b)	EUR	300,000	355,862
3.73%, 06/10/2035(b)	EUR	400,000	464,103
Unipol Assicurazioni S.p.A., 3.25%, 09/23/2030(b)	EUR	300,000	354,531
			16,408,124
Japan-2.29%
East Japan Railway Co., 5.56%, 09/04/2054(b)	GBP	700,000	842,229
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	300,000	312,777
NTT Finance Corp.
2.91%, 03/16/2029(b)	EUR	400,000	465,446
0.34%, 03/03/2030(b)	EUR	400,000	420,373
3.68%, 07/16/2033(b)	EUR	350,000	408,451
4.09%, 07/16/2037(b)	EUR	550,000	645,612
Series 17, 0.28%, 12/20/2027	JPY	200,000,000	1,248,719
Series 18, 0.38%, 09/20/2030	JPY	400,000,000	2,355,416
Sumitomo Mitsui Financial Group, Inc., 0.63%, 10/23/2029(b)	EUR	425,000	455,219
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/2030(b)	EUR	500,000	575,962
1.38%, 07/09/2032	EUR	300,000	308,067
2.00%, 07/09/2040	EUR	300,000	265,754
			8,304,025
Luxembourg-0.10%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	300,000	345,886
Netherlands-3.13%
ABN AMRO Bank N.V.
4.38%, 10/20/2028(b)	EUR	400,000	481,947
2.63%, 01/16/2029(b)	EUR	300,000	347,584
2.75%, 06/04/2029(b)	EUR	300,000	348,614
0.50%, 09/23/2029(b)	EUR	400,000	427,484
3.13%, 01/21/2030(b)	EUR	500,000	586,512
	Principal Amount		Value
Netherlands-(continued)
4.25%, 02/21/2030(b)	EUR	400,000	$483,318
4.63%, 11/08/2030(b)	GBP	800,000	1,058,412
3.88%, 01/15/2032(b)	EUR	300,000	356,118
1.00%, 06/02/2033(b)	EUR	400,000	390,267
1.25%, 01/20/2034(b)	EUR	400,000	390,007
4.50%, 11/21/2034(b)	EUR	400,000	491,491
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	1,100,000	1,463,170
4.00%, 01/10/2030(b)	EUR	400,000	480,148
1.13%, 05/07/2031(b)	EUR	400,000	420,069
3.82%, 07/26/2034(b)	EUR	300,000	353,530
3.55%, 10/08/2035(b)	EUR	400,000	459,153
ING Bank N.V., 2.63%, 12/01/2028(b)	EUR	300,000	347,727
ING Groep N.V.
1.38%, 01/11/2028(b)	EUR	400,000	456,933
2.00%, 09/20/2028(b)	EUR	500,000	570,617
2.50%, 11/15/2030(b)	EUR	500,000	564,288
Koninklijke KPN N.V., 3.88%, 02/16/2036(b)	EUR	300,000	349,702
Tennet Netherlands B.V., 4.50%, 10/28/2034(b)	EUR	400,000	499,681
			11,326,772
New Zealand-0.74%
ASB Bank Ltd., 4.10%, 09/02/2030(b)	NZD	1,200,000	692,536
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	1,050,000	640,894
Westpac New Zealand Ltd.
4.34%, 09/24/2029	NZD	1,200,000	703,931
3.87%, 11/19/2030	NZD	1,100,000	626,784
			2,664,145
Norway-2.64%
Equinor ASA
6.88%, 03/11/2031(b)	GBP	900,000	1,323,038
1.38%, 05/22/2032(b)	EUR	400,000	417,249
1.63%, 02/17/2035(b)	EUR	300,000	299,330
Norway Government Bond
Series 479, 1.75%, 02/17/2027(b)	NOK	7,000,000	736,974
Series 480, 2.00%, 04/26/2028(b)	NOK	12,570,000	1,286,934
Series 481, 1.75%, 09/06/2029(b)	NOK	6,500,000	639,167
Series 482, 1.38%, 08/19/2030(b)	NOK	6,900,000	653,195
Series 483, 1.25%, 09/17/2031(b)	NOK	5,950,000	543,585
Series 484, 2.13%, 05/18/2032(b)	NOK	4,642,000	439,078
Series 486, 3.00%, 08/15/2033(b)	NOK	6,500,000	639,900
Series 487, 3.63%, 04/13/2034(b)	NOK	5,000,000	511,020
Series 488, 3.63%, 05/31/2039(b)	NOK	3,500,000	346,425
Series 489, 3.75%, 06/12/2035(b)	NOK	7,900,000	810,445
Telenor ASA, 1.13%, 05/31/2029(b)	EUR	400,000	441,504
Var Energi ASA, 3.88%, 03/12/2031(b)	EUR	400,000	469,230
			9,557,074
Portugal-0.16%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	500,000	561,401
Singapore-0.74%
DBS Bank Ltd., 5.07%, 02/13/2031(b)	AUD	1,350,000	956,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
Singapore-(continued)
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	500,000	$647,623
United Overseas Bank Ltd., 5.02%, 01/29/2031	AUD	1,500,000	1,059,467
			2,663,735
Spain-4.84%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	300,000	348,810
3.00%, 03/27/2031(b)	EUR	400,000	457,773
Banco Bilbao Vizcaya Argentaria S.A.
4.38%, 10/14/2029(b)	EUR	400,000	489,604
3.13%, 07/15/2030(b)	EUR	400,000	464,928
3.50%, 03/26/2031(b)	EUR	300,000	355,856
3.88%, 01/15/2034(b)(c)	EUR	400,000	477,596
3.75%, 08/26/2035(b)(c)	EUR	300,000	348,084
3.75%, 01/15/2036(b)	EUR	500,000	573,073
Banco Santander S.A.
3.88%, 04/22/2029(b)	EUR	400,000	476,228
3.00%, 01/12/2030(b)	EUR	300,000	347,809
5.13%, 01/25/2030(b)	GBP	500,000	679,144
4.25%, 06/12/2030(b)	EUR	400,000	484,808
1.63%, 10/22/2030(b)	EUR	400,000	433,645
5.38%, 01/17/2031(b)	GBP	700,000	955,161
4.88%, 10/18/2031(b)	EUR	700,000	872,211
1.00%, 11/04/2031(b)	EUR	300,000	308,847
3.25%, 05/27/2032(b)	EUR	300,000	346,896
3.50%, 10/02/2032(b)	EUR	300,000	348,087
3.75%, 01/09/2034(b)	EUR	500,000	589,357
3.50%, 02/17/2035(b)	EUR	400,000	455,800
3.75%, 01/12/2036(b)	EUR	300,000	349,271
CaixaBank S.A.
3.75%, 09/07/2029(b)	EUR	400,000	476,565
4.25%, 09/06/2030(b)	EUR	400,000	486,423
4.38%, 11/29/2033(b)	EUR	400,000	492,874
3.38%, 06/26/2035(b)	EUR	400,000	455,191
Cellnex Finance Co. S.A.
1.50%, 06/08/2028(b)	EUR	400,000	453,569
2.00%, 02/15/2033(b)	EUR	400,000	413,506
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	300,000	326,173
Iberdrola Finanzas S.A.
1.38%, 03/11/2032(b)	EUR	300,000	315,186
5.25%, 10/31/2036(b)	GBP	500,000	647,409
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	300,000	357,187
Telefonica Emisiones S.A.
1.72%, 01/12/2028(b)	EUR	400,000	460,617
1.79%, 03/12/2029(b)	EUR	400,000	452,576
0.66%, 02/03/2030(b)	EUR	400,000	425,482
2.59%, 05/25/2031(b)	EUR	400,000	450,510
3.70%, 01/24/2032(b)	EUR	300,000	352,221
3.71%, 05/02/2033(b)	EUR	300,000	347,675
3.72%, 01/23/2034(b)	EUR	400,000	459,698
			17,535,850
Sweden-1.98%
Skandinaviska Enskilda Banken AB
0.63%, 11/12/2029(b)	EUR	400,000	427,523
3.38%, 03/19/2030(b)	EUR	300,000	352,324
	Principal Amount		Value
Sweden-(continued)
Svenska Handelsbanken AB
0.05%, 09/06/2028(b)	EUR	400,000	$438,414
1.38%, 02/23/2029(b)	EUR	330,000	368,910
0.50%, 02/18/2030(b)	EUR	300,000	317,046
Swedbank AB, 4.13%, 11/13/2028(b)	EUR	400,000	480,799
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	1,200,000	127,054
Series 1059, 1.00%, 11/12/2026(b)	SEK	4,500,000	483,615
Series 1060, 0.75%, 05/12/2028(b)	SEK	12,200,000	1,276,243
Series 1061, 0.75%, 11/12/2029(b)	SEK	11,900,000	1,212,013
Series 1062, 0.13%, 05/12/2031(b)	SEK	4,000,000	383,699
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	900,000	1,296,417
			7,164,057
Switzerland-1.23%
Holcim Finance (Luxembourg) S.A., 0.50%, 09/03/2030(b)	EUR	300,000	310,567
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	300,000	348,125
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	500,000	550,357
2.00%, 03/26/2038(b)	EUR	400,000	388,859
Swisscom Finance B.V.
3.50%, 11/29/2031(b)	EUR	400,000	471,634
3.63%, 11/29/2036(b)	EUR	300,000	346,619
UBS AG, 0.50%, 03/31/2031(b)	EUR	400,000	411,480
UBS Group AG
0.65%, 09/10/2029(b)	EUR	300,000	322,540
0.88%, 11/03/2031(b)	EUR	400,000	407,666
0.63%, 01/18/2033(b)	EUR	548,000	526,512
0.63%, 02/24/2033(b)	EUR	400,000	382,838
			4,467,197
United Kingdom-13.98%
Anglian Water Services Financing PLC
6.00%, 06/20/2039(b)	GBP	603,000	763,436
5.75%, 06/07/2043(b)	GBP	600,000	708,783
6.25%, 09/12/2044(b)	GBP	700,000	868,609
B.A.T. International Finance PLC
2.25%, 01/16/2030(b)	EUR	400,000	449,434
6.00%, 11/24/2034(b)	GBP	575,000	783,732
Blend Funding PLC
5.26%, 06/11/2032(b)	GBP	750,000	1,012,701
3.46%, 09/21/2047(b)	GBP	700,000	620,118
2.92%, 04/05/2054(b)	GBP	700,000	517,371
British Telecommunications PLC
3.13%, 11/21/2031(b)	GBP	550,000	672,634
6.38%, 06/23/2037(b)	GBP	550,000	759,189
Cadent Finance PLC
2.63%, 09/22/2038(b)	GBP	800,000	735,767
2.75%, 09/22/2046(b)	GBP	900,000	686,036
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	400,000	390,882
Centrica PLC, 4.25%, 09/12/2044(b)	GBP	600,000	605,708
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	530,000	436,698
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	500,000	664,239
Diageo Finance PLC
3.13%, 02/28/2031(b)	EUR	300,000	347,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
2.50%, 03/27/2032(b)	EUR	400,000	$444,357
2.75%, 06/08/2038(b)	GBP	600,000	596,056
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	500,000	571,038
GlaxoSmithKline Capital PLC
5.25%, 12/19/2033	GBP	700,000	961,014
1.63%, 05/12/2035(b)	GBP	800,000	793,523
6.38%, 03/09/2039	GBP	600,000	848,092
Heathrow Funding Ltd.
6.45%, 12/10/2031(b)	GBP	1,000,000	1,414,726
5.88%, 05/13/2041(b)	GBP	800,000	1,010,875
4.63%, 10/31/2046(b)	GBP	800,000	837,226
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	650,000	798,488
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	600,000	509,733
HSBC Holdings PLC, 7.00%, 04/07/2038(b)	GBP	900,000	1,284,170
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	400,000	499,163
1.75%, 03/18/2033(b)	EUR	300,000	303,467
Imperial Brands Finance PLC
4.88%, 06/07/2032(b)	GBP	500,000	648,116
3.88%, 02/12/2034(b)	EUR	300,000	342,587
Lloyds Bank PLC, 6.50%, 09/17/2040(b)	GBP	960,000	1,353,326
LSEGA Financing PLC, 4.88%, 09/19/2032(b)	GBP	600,000	797,335
Motability Operations Group PLC
4.00%, 01/17/2030(b)	EUR	300,000	358,763
3.88%, 01/24/2034(b)	EUR	400,000	465,275
4.25%, 06/17/2035(b)	EUR	300,000	355,918
3.63%, 03/10/2036(b)	GBP	600,000	680,965
2.38%, 07/03/2039(b)	GBP	600,000	539,200
2.13%, 01/18/2042(b)	GBP	600,000	476,057
5.75%, 06/17/2051(b)	GBP	550,000	665,467
5.63%, 01/24/2054(b)	GBP	500,000	590,957
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	725,000	995,363
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	300,000	359,848
Nationwide Building Society
3.00%, 03/03/2030(b)	EUR	400,000	463,354
3.13%, 08/18/2032(b)	EUR	300,000	344,022
NatWest Markets PLC
5.00%, 11/18/2029(b)	GBP	600,000	809,036
3.13%, 01/10/2030(b)	EUR	300,000	349,571
3.00%, 09/03/2030(b)	EUR	400,000	461,947
3.13%, 01/13/2031(b)	EUR	400,000	463,503
NIE Finance PLC, 5.88%, 09/03/2041(b)	GBP	600,000	773,896
Optivo Finance PLC, 5.25%, 03/13/2043(b)	GBP	600,000	711,283
Places For People Treasury PLC
6.25%, 12/06/2041(b)	GBP	600,000	781,788
5.75%, 05/11/2055(b)	GBP	400,000	463,263
	Principal Amount		Value
United Kingdom-(continued)
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	600,000	$670,761
Rothesay Life PLC
7.73%, 05/16/2033(b)	GBP	400,000	580,513
7.02%, 12/10/2034(b)	GBP	600,000	835,547
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	650,000	440,884
Santander UK PLC, 3.35%, 03/25/2030(b)	EUR	400,000	469,178
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	550,000	666,669
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	750,000	1,019,681
Severn Trent Utilities Finance PLC, 4.88%, 01/24/2042(b)	GBP	700,000	791,926
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	600,000	762,016
4.38%, 01/18/2038(b)	GBP	500,000	586,178
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	1,100,000	1,318,778
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)	EUR	400,000	445,225
University of Oxford, 2.54%, 12/08/2117(b)	GBP	1,050,000	597,509
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	300,000	326,082
6.38%, 07/03/2050(b)	GBP	600,000	773,162
5.13%, 12/02/2052(b)	GBP	600,000	649,958
Wellcome Trust Finance PLC, 4.63%, 07/25/2036(b)	GBP	600,000	764,492
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	820,000	349,801
2.52%, 02/07/2118(b)	GBP	800,000	457,595
WPP Finance 2013, 3.63%, 06/09/2031(b)(c)	EUR	400,000	455,208
Yorkshire Water Finance PLC
6.38%, 11/18/2034(b)	GBP	600,000	820,948
2.75%, 04/18/2041(b)	GBP	800,000	671,083
			50,598,704
United States-3.71%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	850,000	1,090,861
BP Capital Markets PLC
1.23%, 05/08/2031(b)	EUR	400,000	422,677
2.82%, 04/07/2032(b)	EUR	400,000	452,643
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	400,000	439,544
3.00%, 10/15/2028	EUR	300,000	350,954
1.63%, 03/07/2031	EUR	400,000	432,630
3.13%, 10/15/2031	EUR	200,000	231,019
0.75%, 10/15/2032	EUR	400,000	396,954
3.38%, 10/15/2034	EUR	300,000	344,454
1.50%, 07/02/2039	EUR	400,000	347,688
1.38%, 10/15/2040	EUR	300,000	244,527
1.63%, 10/15/2050	EUR	400,000	269,302
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	350,000	348,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
United States-(continued)
Nestle Holdings, Inc., 2.50%, 04/04/2032(b)	GBP	700,000	$833,238
Robert Bosch Finance LLC, 2.75%, 05/28/2028(b)	EUR	400,000	465,782
Sanofi S.A.
1.50%, 04/01/2030(b)	EUR	300,000	332,110
Series 12FX, 1.38%, 03/21/2030(b)	EUR	700,000	771,178
Series 20FX, 1.88%, 03/21/2038(b)	EUR	500,000	483,978
Schneider Electric SE, 3.62%, 09/02/2037(b)	EUR	300,000	345,535
Shell International Finance B.V.
0.50%, 11/08/2031(b)	EUR	400,000	404,577
1.88%, 04/07/2032(b)	EUR	400,000	431,651
1.25%, 11/11/2032(b)	EUR	300,000	307,690
0.88%, 11/08/2039(b)	EUR	300,000	236,339
1.75%, 09/10/2052(b)	GBP	600,000	346,012
Stellantis N.V.
4.50%, 07/07/2028(b)	EUR	400,000	479,019
0.75%, 01/18/2029(b)	EUR	400,000	433,440
4.38%, 03/14/2030(b)	EUR	400,000	475,465
4.25%, 06/16/2031(b)	EUR	400,000	467,684
2.75%, 04/01/2032(b)	EUR	400,000	427,711
1.25%, 06/20/2033(b)	EUR	500,000	467,721
Toyota Motor Credit Corp., 3.63%, 07/15/2031(b)	EUR	300,000	354,932
			13,436,185
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $356,917,174)			355,779,878
	Shares	Value
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $1,452,455)	1,452,455	$1,452,455
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.68% (Cost $358,369,629)		357,232,333
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.38%
Invesco Private Government Fund, 3.63%(d)(e)(f)	381,168	381,168
Invesco Private Prime Fund, 3.78%(d)(e)(f)	989,322	989,421
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,370,669)		1,370,589
TOTAL INVESTMENTS IN SECURITIES-99.06% (Cost $359,740,298)		358,602,922
OTHER ASSETS LESS LIABILITIES-0.94%		3,415,824
NET ASSETS-100.00%		$362,018,746

Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $278,869,588, which represented 77.03% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$717,695	$16,938,817	$(16,204,057)	$-	$-	$1,452,455	$17,009
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$524,385	$1,193,654	$(1,336,871)	$-	$-	$381,168	$5,963 *
Invesco Private Prime Fund	1,359,240	3,011,215	(3,380,906)	(78)	(50)	989,421	16,034 *
Total	$2,601,320	$21,143,686	$(20,921,834)	$(78)	$(50)	$2,823,044	$39,006

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Statements of Assets and Liabilities
April 30, 2026
(Unaudited)

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$65,877,574	$1,341,862,231	$206,976,807	$355,779,878
Affiliated investments in securities, at value	256,028	113,898,780	18,528,648	2,823,044
Cash	-	-	401,559	65,865
Due from broker	-	75,775	20,083	8,311
Foreign currencies, at value	-	168,616	28,315	6,665
Deposits with brokers:
Cash segregated as collateral	-	548,582	166,214	1,163,590
Receivable for:
Dividends and interest	81,691	18,733,660	3,478,053	5,601,364
Securities lending	-	37,195	10,135	490
Investments sold	1,486,783	-	246,804	2,301,972
Fund shares sold	-	2,896,835	397,605	127,180
Foreign tax reclaims	-	-	-	3,400
Investments matured, at value	-	-	102,346	-
Total assets	67,702,076	1,478,221,674	230,356,569	367,881,759
Liabilities:
Payable for:
Investments purchased	1,735,441	2,896,835	2,949,655	3,179,553
Collateral upon return of securities loaned	-	111,357,406	15,671,591	1,370,669
Collateral upon receipt of securities in-kind	-	548,582	166,214	1,163,590
Fund shares repurchased	-	-	-	2,958
Accrued unitary management fees	3,783	561,255	62,264	146,243
Total liabilities	1,739,224	115,364,078	18,849,724	5,863,013
Net Assets	$65,962,852	$1,362,857,596	$211,506,845	$362,018,746
Net assets consist of:
Shares of beneficial interest	$66,101,347	$2,489,375,283	$255,517,594	$374,984,311
Distributable earnings (loss)	(138,495)	(1,126,517,687)	(44,010,749)	(12,965,565)
Net Assets	$65,962,852	$1,362,857,596	$211,506,845	$362,018,746
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,500,001	63,500,000	10,700,000	15,350,000
Net asset value	$26.39	$21.46	$19.77	$23.58
Market price	$26.39	$21.48	$19.82	$23.57
Unaffiliated investments in securities, at cost	$65,153,569	$1,411,313,326	$204,494,431	$356,917,174
Affiliated investments in securities, at cost	$256,028	$113,902,307	$18,529,085	$2,823,124
Foreign currencies, at cost	$-	$155,284	$24,583	$6,146
Investments matured, at cost	$-	$-	$3,644,927	$-
(a)Includes securities on loan with an aggregate value of:	$-	$102,096,736	$15,112,703	$1,296,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Operations
For the six months ended April 30, 2026
(Unaudited)

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Investment income:
Unaffiliated interest income	$946,024	$42,555,181	$7,388,999	$5,567,485
Affiliated dividend income	1,132	65,493	35,088	17,009
Securities lending income, net	-	270,085	59,803	2,877
Foreign withholding tax	-	-	(4,550)	(10,588)
Total investment income	947,156	42,890,759	7,479,340	5,576,783
Expenses:
Unitary management fees	23,759	3,314,260	352,261	738,972
Less: Waivers	(31)	(1,769)	(942)	(460)
Net expenses	23,728	3,312,491	351,319	738,512
Net investment income	923,428	39,578,268	7,128,021	4,838,271
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(15,735)	(19,059,778)	(840,188)	(321,463)
Affiliated investment securities	-	(16,215)	(2,047)	(50)
In-kind redemptions	177,494	4,005,633	408,112	-
Foreign currencies	-	(7)	(5)	16,765
Net realized gain (loss)	161,759	(15,070,367)	(434,128)	(304,748)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	392,245	(16,879,397)	(1,465,103)	(1,951,705)
Affiliated investment securities	-	(2,722)	(477)	(78)
Foreign currencies	-	2,668	429	82,110
Change in net unrealized appreciation (depreciation)	392,245	(16,879,451)	(1,465,151)	(1,869,673)
Net realized and unrealized gain (loss)	554,004	(31,949,818)	(1,899,279)	(2,174,421)
Net increase in net assets resulting from operations	$1,477,432	$7,628,450	$5,228,742	$2,663,850
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

29

Statements of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco 0-5 Yr US TIPS ETF (PBTP)		Invesco Emerging Markets Sovereign Debt ETF (PCY)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$923,428	$2,234,778	$39,578,268	$78,807,635
Net realized gain (loss)	161,759	(35,111)	(15,070,367)	(35,782,784)
Change in net unrealized appreciation (depreciation)	392,245	1,438,445	(16,879,451)	105,640,459
Net increase in net assets resulting from operations	1,477,432	3,638,112	7,628,450	148,665,310
Distributions to Shareholders from:
Distributable earnings	(838,995)	(2,022,238)	(39,525,082)	(78,889,492)
Shareholder Transactions:
Proceeds from shares sold	5,459,804	27,813,289	241,087,649	109,217,294
Value of shares repurchased	(16,486,662)	(8,219,545)	(140,961,723)	(239,223,881)
Net increase (decrease) in net assets resulting from share transactions	(11,026,858)	19,593,744	100,125,926	(130,006,587)
Net increase (decrease) in net assets	(10,388,421)	21,209,618	68,229,294	(60,230,769)
Net assets:
Beginning of period	76,351,273	55,141,655	1,294,628,302	1,354,859,071
End of period	$65,962,852	$76,351,273	$1,362,857,596	$1,294,628,302
Changes in Shares Outstanding:
Shares sold	210,000	1,070,000	11,000,000	5,200,000
Shares repurchased	(630,000)	(320,000)	(6,600,000)	(11,800,000)
Shares outstanding, beginning of period	2,920,001	2,170,001	59,100,000	65,700,000
Shares outstanding, end of period	2,500,001	2,920,001	63,500,000	59,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)		Invesco International Corporate Bond ETF (PICB)
Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025

$7,128,021	$11,854,815	$4,838,271	$4,987,766
(434,128)	(131,072)	(304,748)	(953,569)
(1,465,151)	484,281	(1,869,673)	8,263,244
5,228,742	12,208,024	2,663,850	12,297,441

(7,210,352)	(11,825,841)	(5,050,182)	(4,979,537)

41,849,547	54,458,380	129,233,025	110,512,669
(11,876,588)	(11,845,094)	-	(9,121,129)
29,972,959	42,613,286	129,233,025	101,391,540
27,991,349	42,995,469	126,846,693	108,709,444

183,515,496	140,520,027	235,172,053	126,462,609
$211,506,845	$183,515,496	$362,018,746	$235,172,053

2,100,000	2,750,000	5,400,000	4,700,000
(600,000)	(600,000)	-	(400,000)
9,200,000	7,050,000	9,950,000	5,650,000
10,700,000	9,200,000	15,350,000	9,950,000

31

Financial Highlights
Invesco 0-5 Yr US TIPS ETF (PBTP)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$26.15	$25.41	$24.50	$24.57	$26.68	$25.74
Net investment income(a)	0.35	0.92	0.55	0.61	1.58	1.12
Net realized and unrealized gain (loss) on investments	0.22	0.62	1.04	0.04	(2.29)	0.53
Total from investment operations	0.57	1.54	1.59	0.65	(0.71)	1.65
Distributions to shareholders from:
Net investment income	(0.33)	(0.80)	(0.68)	(0.71)	(1.39)	(0.69)
Net realized gains	-	-	-	(0.01)	(0.01)	(0.02)
Total distributions	(0.33)	(0.80)	(0.68)	(0.72)	(1.40)	(0.71)
Net asset value at end of period	$26.39	$26.15	$25.41	$24.50	$24.57	$26.68
Market price at end of period(b)	$26.39	$26.15	$25.41	$24.51	$24.59	$26.70
Net Asset Value Total Return(c)	2.22%	6.12%	6.57%	2.66%	(2.79)%	6.46%
Market Price Total Return(c)	2.22%	6.12%	6.53%	2.62%	(2.78)%	6.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$65,963	$76,351	$55,142	$69,094	$121,635	$52,826
Ratio to average net assets of:
Expenses	0.07%(d)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	2.72%(d)	3.55%	2.18%	2.47%	6.14%	4.26%
Portfolio turnover rate(e)	15%	34%	33%	33%	27%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.91	$20.62	$17.89	$17.12	$26.76	$26.89
Net investment income(a)	0.64	1.29	1.32	1.30	1.25	1.23
Net realized and unrealized gain (loss) on investments	(0.46)	1.30	2.75	0.76	(9.61)	(0.10)
Total from investment operations	0.18	2.59	4.07	2.06	(8.36)	1.13
Distributions to shareholders from:
Net investment income	(0.63)	(1.30)	(1.34)	(1.29)	(1.28)	(1.26)
Net asset value at end of period	$21.46	$21.91	$20.62	$17.89	$17.12	$26.76
Market price at end of period(b)	$21.48	$21.90	$20.48	$17.83	$16.88	$26.73
Net Asset Value Total Return(c)	0.85%	13.23%	23.11%	11.89%	(31.97)%	4.17%
Market Price Total Return(c)	0.99%	13.96%	22.68%	13.12%	(32.83)%	4.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,362,858	$1,294,628	$1,354,859	$1,284,232	$1,429,380	$2,723,916
Ratio to average net assets of:
Expenses	0.50%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.97%(d)	6.32%	6.48%	6.84%	5.73%	4.47%
Portfolio turnover rate(e)	15%	17%	30%	32%	40%	41%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights—(continued)
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.95	$19.93	$18.59	$19.06	$21.59	$21.58
Net investment income(a)	0.70	1.45	1.50	1.39	0.86	0.96
Net realized and unrealized gain (loss) on investments	(0.18)	0.01	1.34	(0.43)	(2.40)	0.18
Total from investment operations	0.52	1.46	2.84	0.96	(1.54)	1.14
Distributions to shareholders from:
Net investment income	(0.70)	(1.44)	(1.50)	(1.42)	(0.87)	(0.96)
Return of capital	-	-	-	(0.01)	(0.12)	(0.17)
Total distributions	(0.70)	(1.44)	(1.50)	(1.43)	(0.99)	(1.13)
Net asset value at end of period	$19.77	$19.95	$19.93	$18.59	$19.06	$21.59
Market price at end of period(b)	$19.82	$19.95	$19.92	$18.55	$18.96	$21.62
Net Asset Value Total Return(c)	2.68%	7.67%	15.68%	5.06%	(7.26)%	5.33%
Market Price Total Return(c)	2.93%	7.69%	15.86%	5.40%	(7.87)%	5.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$211,507	$183,515	$140,520	$130,156	$186,805	$236,363
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.08%(d)	7.33%	7.64%	7.22%	4.29%	4.36%
Portfolio turnover rate(e)	15%	31%	29%	141%	58%	59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco International Corporate Bond ETF (PICB)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.64	$22.38	$20.70	$19.72	$28.27	$28.10
Net investment income(a)	0.38	0.73	0.67	0.50	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.04)	1.25	1.68	0.97	(8.39)	0.20
Total from investment operations	0.34	1.98	2.35	1.47	(8.13)	0.49
Distributions to shareholders from:
Net investment income	(0.40)	(0.72)	(0.67)	(0.25)	(0.14)	(0.29)
Net realized gains	-	-	-	-	(0.09)	(0.03)
Return of capital	-	-	-	(0.24)	(0.19)	-
Total distributions	(0.40)	(0.72)	(0.67)	(0.49)	(0.42)	(0.32)
Transaction fees(a)	-	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$23.58	$23.64	$22.38	$20.70	$19.72	$28.27
Market price at end of period(c)	$23.57	$23.64	$22.48	$20.75	$19.73	$28.31
Net Asset Value Total Return(d)	1.43%	9.02%	11.39%	7.38%	(29.02)%	1.73%
Market Price Total Return(d)	1.38%	8.53%	11.61%	7.58%	(29.09)%	1.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$362,019	$235,172	$126,463	$115,915	$97,609	$122,979
Ratio to average net assets of:
Expenses	0.50%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.27%(e)	3.19%	3.00%	2.36%	1.08%	0.99%
Portfolio turnover rate(f)	8%	49%	41%	34%	28%	22%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
April 30, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco 0-5 Yr US TIPS ETF (PBTP)	"0-5 Yr US TIPS ETF"
Invesco Emerging Markets Sovereign Debt ETF (PCY)	"Emerging Markets Sovereign Debt ETF"
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	"Global ex-US High Yield Corporate Bond ETF"
Invesco International Corporate Bond ETF (PICB)	"International Corporate Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
0-5 Yr US TIPS ETF	Cboe BZX Exchange, Inc.
Emerging Markets Sovereign Debt ETF	NYSE Arca, Inc.
Global ex-US High Yield Corporate Bond ETF	NYSE Arca, Inc.
International Corporate Bond ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
0-5 Yr US TIPS ETF	ICE BofA 0-5 Year US Inflation-Linked Treasury Index
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global ex-US High Yield Corporate Bond ETF	ICE USD Global High Yield Excluding US Issuers Constrained Index
International Corporate Bond ETF	S&P International Corporate Bond Index®
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

36

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except 0-5 Yr US TIPS ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. 0-5 Yr US TIPS ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of

38

disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Treasury Inflation-Protected Securities - 0-5 Yr US TIPS ETF will invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included in Unaffiliated interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

39

L.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, there were no affiliated securities lending transactions with Invesco.
M.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption

40

orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which Emerging Markets Sovereign Debt ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those

41

countries or regions may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (for example, indebted) firms. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting a Fund to a substantial risk of loss.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Inflation-Linked Security Risk. The value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation.  In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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Restricted Securities Risk. Certain Funds may invest in restricted securities, including those that may be resold only in accordance with Regulation S under the Securities Act of 1933. Regulation S securities are securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Regulation S securities may vary. Delay or difficulty in selling such securities may result in a loss to the Funds. Limitations on the resale of restricted securities may have an adverse effect on their marketability and may prevent a Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities, and such securities may be difficult to value and may have significant volatility.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
0-5 Yr US TIPS ETF	0.07%
Emerging Markets Sovereign Debt ETF	0.50%
Global ex-US High Yield Corporate Bond ETF	0.35%
International Corporate Bond ETF	0.50%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2026, the Adviser waived fees for each Fund in the following amounts:
0-5 Yr US TIPS ETF	$31
Emerging Markets Sovereign Debt ETF	1,769
Global ex-US High Yield Corporate Bond ETF	942
International Corporate Bond ETF	460

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
0-5 Yr US TIPS ETF	ICE Data Indices, LLC
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global ex-US High Yield Corporate Bond ETF	ICE Data Indices, LLC
International Corporate Bond ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$65,877,574	$-	$65,877,574
Money Market Funds	256,028	-	-	256,028
Total Investments	$256,028	$65,877,574	$-	$66,133,602
Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,341,862,231	$-	$1,341,862,231
Money Market Funds	2,544,901	111,353,879	-	113,898,780
Total Investments	$2,544,901	$1,453,216,110	$-	$1,455,761,011

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	Level 1	Level 2	Level 3	Total
Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$206,668,529	$-	$206,668,529
Common Stocks & Other Equity Interests	-	308,272	6	308,278
Money Market Funds	2,857,494	15,671,154	-	18,528,648
Total Investments in Securities	2,857,494	222,647,955	6	225,505,455
Other Investments - Assets
Investments Matured	-	97,471	4,875	102,346
Total Investments	$2,857,494	$222,745,426	$4,881	$225,607,801
International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$355,779,878	$-	$355,779,878
Money Market Funds	1,452,455	1,370,589	-	2,823,044
Total Investments	$1,452,455	$357,150,467	$-	$358,602,922
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
0-5 Yr US TIPS ETF	$144,010	$1,102,948	$1,246,958
Emerging Markets Sovereign Debt ETF	301,181,775	738,667,064	1,039,848,839
Global ex-US High Yield Corporate Bond ETF	10,007,707	32,474,812	42,482,519
International Corporate Bond ETF	3,008,082	7,651,545	10,659,627

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
0-5 Yr US TIPS ETF	$-	$-
Emerging Markets Sovereign Debt ETF	195,928,296	195,267,495
Global ex-US High Yield Corporate Bond ETF	32,404,052	29,812,237
International Corporate Bond ETF	32,781,002	21,979,110
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:
	Purchases	Sales
0-5 Yr US TIPS ETF	$10,187,506	$10,131,161

45

For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
0-5 Yr US TIPS ETF	$4,368,120	$15,353,061
Emerging Markets Sovereign Debt ETF	236,370,150	137,408,219
Global ex-US High Yield Corporate Bond ETF	38,310,982	11,552,895
International Corporate Bond ETF	115,726,824	-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
0-5 Yr US TIPS ETF	$724,832	$(132,630)	$592,202	$65,541,400
Emerging Markets Sovereign Debt ETF	42,788,907	(114,453,906)	(71,664,999)	1,527,426,010
Global ex-US High Yield Corporate Bond ETF	5,560,880	(6,685,518)	(1,124,638)	226,732,439
International Corporate Bond ETF	4,630,690	(6,841,882)	(2,211,192)	360,814,114
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

46

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

47

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

48

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

49

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

50

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

51

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

52

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

53

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

54

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

55

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FI-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2026
EELV	Invesco S&P Emerging Markets Low Volatility ETF
EEMO	Invesco S&P Emerging Markets Momentum ETF
IDLV	Invesco S&P International Developed Low Volatility ETF
IDMO	Invesco S&P International Developed Momentum ETF

2

Invesco S&P Emerging Markets Low Volatility ETF (EELV)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.43%
Brazil-9.51%
Ambev S.A.	756,462	$2,203,007
Axia Energia S.A.	159,659	1,988,367
BB Seguridade Participacoes S.A.	315,776	2,147,257
Caixa Seguridade Participacoes S.A.	622,210	2,259,108
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	332,449	2,211,921
Cia Energetica de Minas Gerais, Preference Shares	902,203	2,270,718
Cia Paranaense de Energia	706,451	2,254,450
CPFL Energia S.A.	233,399	2,292,111
ENGIE Brasil Energia S.A.	313,576	2,222,296
Equatorial S.A.	279,301	2,372,354
Itau Unibanco Holding S.A., Preference Shares	252,788	2,191,296
Itausa S.A., Preference Shares	791,091	2,210,177
Klabin S.A.	546,473	1,917,217
Klabin S.A., Preference Shares	2	1
Motiva Infraestrutura de Mobilidade S.A.	609,419	1,957,030
Petroleo Brasileiro S.A., Preference Shares	238,619	2,350,558
Porto Seguro S.A.	195,584	1,954,505
Suzano S.A.	169,236	1,489,103
Telefonica Brasil S.A.	248,743	1,959,530
TIM S.A.	353,776	1,828,382
Vale S.A.	120,837	1,968,840
		42,048,228
Chile-3.34%
Banco de Chile	10,940,142	2,043,557
Banco de Credito e Inversiones S.A.	28,279	1,904,004
Banco Santander Chile	28,236,649	2,249,801
Embotelladora Andina S.A., Class B, Preference Shares	422,622	1,963,008
Empresas COPEC S.A.	272,987	1,905,415
Enel Americas S.A.	24,088,146	2,240,696
Enel Chile S.A.	27,310,569	2,443,669
		14,750,150
China-12.14%
Agricultural Bank of China Ltd., H Shares	2,792,873	2,178,368
Bank of China Ltd., H Shares	3,826,309	2,484,255
Bank of Communications Co. Ltd., H Shares	2,699,000	2,468,343
Beijing Enterprises Holdings Ltd.	483,000	1,912,596
CGN Power Co. Ltd., H Shares(a)	4,262,000	1,898,672
China CITIC Bank Corp. Ltd., H Shares	2,064,050	2,164,224
China Communications Services Corp. Ltd., H Shares	3,236,000	1,779,846
China Construction Bank Corp., H Shares	1,947,278	2,197,737
China Gas Holdings Ltd.	1,899,189	1,761,410
China Petroleum & Chemical Corp., H Shares	2,908,000	1,717,742
China Power International Development Ltd.(b)	5,270,000	2,202,399
China Resources Pharmaceutical Group Ltd.(a)	3,599,769	2,416,022
China Resources Power Holdings Co. Ltd.(b)	862,000	2,125,317
China Tower Corp. Ltd., H Shares(a)	1,401,313	1,985,505
Guangdong Investment Ltd.	1,902,000	1,990,536
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	1,014,000	2,173,275
	Shares	Value
China-(continued)
Hengan International Group Co. Ltd.	642,330	$2,201,786
Industrial & Commercial Bank of China Ltd., H Shares	2,759,811	2,486,056
Jiangsu Expressway Co. Ltd., H Shares(b)	1,575,712	2,143,633
Kunlun Energy Co. Ltd.	1,852,000	1,781,980
Postal Savings Bank of China Co. Ltd., H Shares(a)	3,344,469	2,150,224
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,446,600	2,179,279
Shenzhen International Holdings Ltd.	1,687,322	1,599,234
Sinopharm Group Co. Ltd., H Shares	775,200	1,843,723
Want Want China Holdings Ltd.	3,116,000	1,759,366
Zhejiang Expressway Co. Ltd., H Shares	2,048,117	2,029,731
		53,631,259
Czech Republic-1.00%
CEZ A.S.(b)	37,848	2,182,244
Komercni banka A.S.	41,704	2,222,302
		4,404,546
Egypt-0.42%
Commercial International Bank-Egypt (CIB) S.A.E.	733,361	1,846,735
Greece-2.31%
GEK TERNA S.A.	44,852	2,154,337
Hellenic Telecommunications Organization S.A.	109,561	2,341,200
HELLENiQ ENERGY Holdings S.A.	173,774	2,004,950
JUMBO S.A.	68,598	1,871,404
Motor Oil Hellas Corinth Refineries S.A.	41,618	1,856,686
		10,228,577
Hungary-1.64%
MOL Hungarian Oil & Gas PLC	172,736	2,303,546
OTP Bank Nyrt.	17,164	2,298,645
Richter Gedeon Nyrt	62,868	2,647,674
		7,249,865
India-1.78%
Dr. Reddy’s Laboratories Ltd., ADR(b)	135,971	1,854,644
HDFC Bank Ltd., ADR(b)	72,125	1,832,696
ICICI Bank Ltd., ADR	82,181	2,185,193
Reliance Industries Ltd., GDR(a)	32,780	1,987,191
		7,859,724
Kuwait-5.55%
Al Ahli Bank of Kuwait K.S.C.P.	2,938,231	2,668,984
Boubyan Bank K.S.C.P.	1,530,554	3,382,788
Burgan Bank SAK	3,271,942	2,138,637
Gulf Bank K.S.C.P.	2,339,075	2,582,438
Kuwait Finance House K.S.C.P.	1,576,497	4,050,515
Mabanee Co. K.P.S.C.	679,677	2,222,999
Mobile Telecommunications Co. K.S.C.P.	1,604,212	2,973,964
National Bank of Kuwait S.A.K.P.	826,449	2,312,437
Warba Bank KSCP	2,317,449	2,196,256
		24,529,018
Malaysia-11.26%
Alliance Bank Malaysia Bhd.	1,627,100	1,911,652
AMMB Holdings Bhd.	1,295,500	2,007,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Malaysia-(continued)
CelcomDigi Bhd.	2,701,200	$2,041,691
Fraser & Neave Holdings Bhd.	227,800	1,795,935
Hong Leong Bank Bhd.	415,470	2,330,019
IHH Healthcare Bhd.	1,175,295	2,610,909
IOI Corp. Bhd.	2,474,600	2,690,818
Kuala Lumpur Kepong Bhd.	471,700	2,520,630
Malayan Banking Bhd.	1,009,442	2,818,997
MISC Bhd.	1,082,100	2,283,040
Petronas Gas Bhd.	554,444	2,486,180
Public Bank Bhd.	2,013,600	2,374,410
QL Resources Bhd.	2,205,700	2,110,724
RHB Bank Bhd.	1,228,879	2,519,789
SD Guthrie Bhd.	1,809,542	2,825,073
Sunway Bhd.	1,281,700	1,735,720
Sunway REIT	3,296,500	2,042,512
Telekom Malaysia Bhd.	1,046,000	1,972,479
Tenaga Nasional Bhd.	716,672	2,626,601
TIME dotCom Bhd.	1,446,700	2,201,008
United Plantations Bhd.	271,300	2,168,739
Westports Holdings Bhd.	1,160,900	1,667,596
		49,741,938
Mexico-3.16%
America Movil S.A.B. de C.V., Class B	1,636,410	2,168,860
Arca Continental S.A.B. de C.V.(b)	164,061	1,966,165
Coca-Cola FEMSA S.A.B. de C.V., Series CPO(b)	176,775	1,786,324
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(c)	188,295	2,219,821
Gruma S.A.B. de C.V., Class B(b)	120,673	2,089,038
Grupo Comercial Chedraui S.A. de C.V.(b)	331,196	1,934,561
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	790,539	1,783,137
		13,947,906
Peru-0.40%
Credicorp Ltd.	5,442	1,764,133
Philippines-0.39%
SM Investments Corp.	173,723	1,713,036
Poland-0.46%
Orange Polska S.A.	495,057	2,029,384
Qatar-3.80%
AlRayan Bank	5,156,487	3,066,841
Commercial Bank P.S.Q.C. (The)	1,728,592	2,044,171
Industries Qatar Q.S.C.	815,894	2,679,215
Ooredoo Q.P.S.C.	559,687	2,107,720
Qatar Gas Transport Co. Ltd.	1,919,938	2,258,358
Qatar Islamic Bank Q.P.S.C.	341,356	2,084,794
Qatar National Bank Q.P.S.C.	539,634	2,569,693
		16,810,792
Romania-0.66%
NEPI Rockcastle N.V.(d)	345,013	2,918,779
Russia-0.00%
X5 Retail Group N.V., GDR(a)(d)(e)	51,546	0
Saudi Arabia-10.50%
Al Rajhi Bank	124,723	2,286,663
Alinma Bank	343,649	2,232,705
Almarai Co. JSC	212,214	2,347,285
	Shares	Value
Saudi Arabia-(continued)
Arab National Bank	325,402	$1,873,394
Bank AlBilad	265,393	1,778,631
Bank Al-Jazira	693,836	2,176,083
Banque Saudi Fransi	398,068	2,053,028
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	32,189	2,084,127
Etihad Etisalat Co.	106,674	1,852,159
Jarir Marketing Co.	844,581	3,391,600
Nahdi Medical Co.	72,105	2,023,980
Riyad Bank	335,636	1,858,691
SABIC Agri-Nutrients Co.	62,852	2,443,998
Saudi Arabian Oil Co.(a)	428,440	3,177,832
Saudi Awwal Bank	219,071	1,992,722
Saudi Basic Industries Corp.	144,362	2,359,249
Saudi Energy Co.	657,452	3,118,122
Saudi National Bank (The)	176,540	1,850,907
Saudi Telecom Co.	261,501	3,039,427
Yanbu National Petrochemical Co., Class A	249,044	2,442,869
		46,383,472
South Africa-6.32%
Absa Group Ltd.(b)	137,668	1,925,346
Bid Corp. Ltd.(b)	95,773	2,346,419
Bidvest Group Ltd. (The)(b)	133,108	1,865,750
Capitec Bank Holdings Ltd.	7,744	2,005,223
Clicks Group Ltd.	123,101	1,949,322
Discovery Ltd.	123,281	1,913,889
FirstRand Ltd.	343,118	1,814,611
Growthpoint Properties Ltd.(b)	2,190,012	2,143,160
OUTsurance Group Ltd.	478,873	2,030,756
Remgro Ltd.	190,909	2,240,895
Sanlam Ltd.	340,188	1,747,648
Shoprite Holdings Ltd.	128,744	2,165,095
Standard Bank Group Ltd.	100,753	1,936,708
Vodacom Group Ltd.	217,430	1,842,441
		27,927,263
South Korea-1.32%
CJ CheilJedang Corp.	13,467	2,252,241
Industrial Bank of Korea	110,227	1,689,654
LG H&H Co. Ltd.(b)	10,904	1,879,402
		5,821,297
Taiwan-11.14%
Asia Cement Corp.	1,960,057	2,173,452
Chang Hwa Commercial Bank Ltd.	4,085,968	2,731,292
Chunghwa Telecom Co. Ltd.	894,509	3,840,761
CTBC Financial Holding Co. Ltd.	1,146,992	1,897,151
E.Sun Financial Holding Co. Ltd.	1,962,633	1,980,328
Far Eastern New Century Corp.	2,094,070	1,709,442
Far EasTone Telecommunications Co. Ltd.	737,972	2,200,903
First Financial Holding Co. Ltd.	2,442,488	2,230,881
Highwealth Construction Corp.	1,549,000	1,965,447
Hua Nan Financial Holdings Co. Ltd.	1,998,110	2,027,160
Mega Financial Holding Co. Ltd.	1,860,012	2,302,907
President Chain Store Corp.	385,000	2,721,322
Shanghai Commercial & Savings Bank Ltd. (The)	1,801,364	2,222,566
SinoPac Financial Holdings Co. Ltd.	1,931,253	1,892,361
Starlux Airlines Co. Ltd.(d)	3,135,062	2,005,005
Taichung Commercial Bank Co. Ltd.	3,218,236	2,017,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Taiwan-(continued)
Taiwan Business Bank	4,674,870	$2,420,295
Taiwan Cooperative Financial Holding Co. Ltd.	3,674,480	2,665,870
Taiwan High Speed Rail Corp.	3,832,096	3,206,353
Taiwan Mobile Co. Ltd.	831,362	2,927,205
Uni-President Enterprises Corp.	953,949	2,089,498
		49,228,130
Thailand-5.66%
Advanced Info Service PCL, NVDR	182,979	1,911,111
Bangkok Bank PCL, NVDR	428,394	2,137,408
Bangkok Dusit Medical Services PCL, NVDR	3,131,260	1,758,513
Electricity Generating PCL, NVDR	499,300	1,729,251
Kasikornbank PCL, NVDR	376,664	2,242,440
PTT PCL, NVDR	2,029,462	2,195,521
SCB X PCL, NVDR	547,179	2,200,973
Thai Beverage PCL	7,268,508	2,396,995
Thanachart Capital PCL, NVDR	1,300,816	2,235,622
Tisco Financial Group PCL, NVDR	1,119,645	3,761,541
TMBThanachart Bank PCL, NVDR	35,542,568	2,467,960
		25,037,335
United Arab Emirates-6.67%
Abu Dhabi National Oil Co. for Distribution PJSC	2,786,199	2,784,583
ADNOC Drilling Co. PJSC, Class C	1,361,922	2,098,848
ADNOC Gas PLC	2,651,225	2,432,449
ADNOC Logistics & Services	1,361,338	2,175,005
Air Arabia PJSC	1,551,722	2,091,209
Borouge PLC	4,308,533	2,968,494
Dubai Electricity and Water Authority PJSC	3,296,214	2,378,784
Dubai Islamic Bank PJSC	1,013,064	1,971,767
Emirates Telecommunications Group Co. PJSC	446,871	2,263,385
Fertiglobe PLC	2,726,792	2,776,753
	Shares	Value
United Arab Emirates-(continued)
First Abu Dhabi Bank PJSC	371,591	$1,777,807
Parkin Co. PJSC	1,349,354	1,913,828
Salik Co. PJSC	1,194,970	1,823,397
		29,456,309
Total Common Stocks & Other Equity Interests (Cost $373,750,633)		439,327,876
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(f)(g) (Cost $316,253)	316,253	316,253
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.50% (Cost $374,066,886)		439,644,129
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.68%
Invesco Private Government Fund, 3.63%(f)(g)(h)	4,503,311	4,503,311
Invesco Private Prime Fund, 3.78%(f)(g)(h)	11,781,201	11,782,379
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,285,690)		16,285,690
TOTAL INVESTMENTS IN SECURITIES-103.18% (Cost $390,352,576)		455,929,819
OTHER ASSETS LESS LIABILITIES-(3.18)%		(14,071,910)
NET ASSETS-100.00%		$441,857,909

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $13,615,446, which represented 3.08% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
April 30, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$246,488	$16,518,470	$(16,448,705)	$-	$-	$316,253	$9,670
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,599,725	20,256,441	(17,352,855)	-	-	4,503,311	73,541 *
Invesco Private Prime Fund	5,346,672	47,059,800	(40,622,393)	264	(1,964)	11,782,379	198,304 *
Total	$7,192,885	$83,834,711	$(74,423,953)	$264	$(1,964)	$16,601,943	$281,515

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	22	June-2026	$1,797,620	$170,529	$170,529

(a)	Futures contracts collateralized by $87,171 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P Emerging Markets Momentum ETF (EEMO)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-95.56%
Belgium-0.06%
Cenergy Holdings S.A.	285	$8,018
Brazil-7.63%
Ambev S.A.	13,525	39,388
Axia Energia S.A.	4,750	59,156
Axia Energia S.A., Preference Shares	1,000	13,779
Banco Bradesco S.A.	6,200	20,806
Banco Bradesco S.A., Preference Shares	22,154	85,905
Banco BTG Pactual S.A., Series CPO	4,350	51,808
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,415	55,989
Cia Paranaense de Energia	7,327	23,382
CPFL Energia S.A.	700	6,874
Eneva S.A.(a)	3,100	16,849
Itau Unibanco Holding S.A.	2,400	20,978
Itau Unibanco Holding S.A., Preference Shares	23,500	203,710
Itausa S.A., Preference Shares	24,406	68,186
Motiva Infraestrutura de Mobilidade S.A.	3,300	10,597
Rede D’Or Sao Luiz S.A.(b)	3,334	25,675
Telefonica Brasil S.A.	2,400	18,907
TIM S.A.	3,169	16,378
Vale S.A.	15,100	246,030
Vibra Energia S.A.	3,893	26,019
		1,010,416
Chile-1.23%
Banco de Chile	209,781	39,186
Banco de Credito e Inversiones S.A.	488	32,857
Banco Santander Chile	254,200	20,254
Falabella S.A.	3,518	21,232
LATAM Airlines Group S.A.	1,201,238	28,467
Plaza S.A.	4,247	21,022
		163,018
China-12.25%
3SBio, Inc.(a)(b)	8,883	26,566
Aluminum Corp. of China Ltd., H Shares	19,089	27,952
Ascletis Pharma, Inc.(a)(b)	1,000	2,126
China Eastern Airlines Corp. Ltd., H Shares(a)	6,000	2,968
China Gold International Resources Corp. Ltd.	1,731	37,177
China Hongqiao Group Ltd.	17,325	73,326
China Life Insurance Co. Ltd., H Shares	34,938	128,868
China Medical System Holdings Ltd.(c)	4,541	7,463
China Nonferrous Mining Corp. Ltd.	6,000	10,431
China Pacific Insurance (Group) Co. Ltd., H Shares	7,616	33,241
China Reinsurance Group Corp., H Shares	27,750	4,375
China Resources Mixc Lifestyle Services Ltd.(b)	1,798	10,857
China Taiping Insurance Holdings Co. Ltd.	5,268	15,058
CMOC Group Ltd., H Shares	22,979	52,533
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	4,000	9,364
CSPC Pharmaceutical Group Ltd.	26,013	28,339
Datang International Power Generation Co. Ltd., H Shares	10,000	3,453
Dekon Food And Agriculture Group, H Shares(b)(c)	200	1,709
Dongfang Electric Corp. Ltd., H Shares(c)	1,400	7,012
	Shares	Value
China-(continued)
Fufeng Group Ltd.	4,000	$3,353
Ganfeng Lithium Group Co. Ltd., H Shares(b)	1,845	19,842
GF Securities Co. Ltd., H Shares	3,750	8,500
Goldwind Science & Technology Co. Ltd., H Shares	2,642	5,864
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,353	20,846
Hengan International Group Co. Ltd.	2,000	6,856
Hua Hong Semiconductor Ltd.(a)(b)	4,413	64,996
Innovent Biologics, Inc.(a)(b)	5,055	59,020
JD Health International, Inc.(a)(b)	3,212	18,980
Jiangxi Copper Co. Ltd., H Shares	7,433	35,319
JL Mag Rare-Earth Co. Ltd., H Shares(b)	450	1,122
Joinn Laboratories China Co. Ltd., H Shares(b)	500	1,383
Lygend Resources & Technology Co. Ltd., H Shares(b)	800	1,226
Minth Group Ltd.	2,300	10,057
MMG Ltd.(a)(c)	25,228	27,214
Nanshan Aluminium International Holdings Ltd.	300	1,489
New China Life Insurance Co. Ltd., H Shares	4,786	31,426
Nine Dragons Paper Holdings Ltd.(a)	7,000	5,684
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	27,394	18,740
PetroChina Co. Ltd., H Shares	71,562	110,368
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	3,600	4,978
Ping An Insurance (Group) Co. of China Ltd., H Shares	22,360	181,715
Pop Mart International Group Ltd.(b)(c)	2,220	45,178
Remegen Co. Ltd., B Shares(a)(b)	1,312	17,006
Sany Heavy Equipment International Holdings Co. Ltd.	5,376	7,430
Shandong Gold Mining Co. Ltd., H Shares(b)	4,750	17,397
Shanghai Conant Optical Co. Ltd., H Shares	700	4,215
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	1,353	6,761
Shanghai Henlius Biotech, Inc., H Shares(a)(b)	300	2,880
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	150	9,072
Sino Biopharmaceutical Ltd.	39,130	27,233
SITC International Holdings Co. Ltd.	3,904	16,343
VOYAH Automobile Technology Co. Ltd., H Shares(a)	1,000	766
Wanguo Gold Group Ltd.(a)(c)	4,500	6,489
Weichai Power Co. Ltd., H Shares	6,854	34,065
WuXi AppTec Co. Ltd., H Shares(b)(c)	1,358	23,853
Wuxi Biologics (Cayman), Inc.(a)(b)	10,381	44,348
WuXi XDC Cayman, Inc.(a)	536	4,069
XD, Inc.(b)(c)	1,400	11,256
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(b)(c)	1,580	40,732
ZCZL Industrial Technology Group Co. Ltd., H Shares	1,226	2,734
Zhaojin Mining Industry Co. Ltd., H Shares	8,262	30,352
Zijin Mining Group Co. Ltd., H Shares	32,000	148,584
		1,622,559
Colombia-0.61%
Grupo Cibest S.A.	1,265	26,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Colombia-(continued)
Grupo Cibest S.A., Preference Shares	2,060	$35,445
Grupo de Inversiones Suramericana S.A., Preference Shares	677	7,550
Interconexion Electrica S.A. ESP	1,474	11,426
		80,711
Czech Republic-0.11%
Komercni banka A.S.	261	13,908
Greece-1.55%
Alpha Bank S.A.	9,243	37,075
Eurobank S.A.	8,795	38,248
GEK TERNA S.A.	311	14,938
Motor Oil Hellas Corinth Refineries S.A.	244	10,885
National Bank of Greece S.A.	3,153	49,944
Piraeus Bank S.A.(a)	4,357	41,227
Public Power Corp. S.A.	576	12,224
		204,541
Guatemala-0.34%
Millicom International Cellular S.A.	535	45,411
Hong Kong-0.42%
Grand Pharmaceutical Group Ltd.(c)	3,188	2,546
Regencell Bioscience Holdings Ltd.(a)(c)	268	7,831
Time Interconnect Technology Ltd.	3,000	7,926
WH Group Ltd.	30,122	36,835
		55,138
Hungary-1.14%
MOL Hungarian Oil & Gas PLC	1,498	19,977
OTP Bank Nyrt.	981	131,378
		151,355
India-2.67%
Aditya Birla Capital Ltd.(a)	3,165	11,584
Ashok Leyland Ltd.	11,198	19,247
AU Small Finance Bank Ltd.(b)	1,178	12,654
Canara Bank	6,153	8,782
Federal Bank Ltd.	6,143	18,678
GE Vernova T&D India Ltd.	374	17,593
Hindalco Industries Ltd.	5,011	55,054
Hindustan Copper Ltd.	1,514	8,609
Indian Bank	937	8,448
L&T Finance Ltd.	3,590	10,637
Laurus Labs Ltd.(b)	1,268	14,805
Multi Commodity Exchange of India Ltd.	523	16,477
Muthoot Finance Ltd.	359	13,009
National Aluminium Co. Ltd.	3,210	13,582
Shriram Finance Ltd.	5,343	53,139
State Bank of India	6,315	71,429
		353,727
Indonesia-0.31%
PT Aneka Tambang Tbk	39,014	8,466
PT Barito Pacific Tbk(a)	84,307	8,957
PT Bumi Resources Minerals Tbk(a)	295,600	13,766
PT Impack Pratama Industri Tbk(a)	59,600	7,650
PT MD Entertainment Tbk(a)	12,700	1,748
		40,587
Malaysia-0.49%
99 Speed Mart Retail Holdings Bhd.	6,000	5,222
Press Metal Aluminium Holdings Bhd.	12,200	26,513
	Shares	Value
Malaysia-(continued)
RHB Bank Bhd.	6,900	$14,148
Sunway REIT	6,400	3,966
TIME dotCom Bhd.	3,900	5,934
United Plantations Bhd.	1,100	8,793
		64,576
Mexico-2.27%
CEMEX S.A.B. de C.V., Series CPO(d)	52,252	64,002
Grupo Mexico S.A.B. de C.V., Class B(c)	11,900	129,927
Industrias Penoles S.A.B. de C.V.(a)	1,012	50,895
Southern Copper Corp.	328	56,314
		301,138
Peru-0.88%
Credicorp Ltd.	359	116,377
Poland-1.66%
KGHM Polska Miedz S.A.(a)	693	58,138
Orange Polska S.A.	2,114	8,666
ORLEN S.A.	3,024	110,999
Powszechny Zaklad Ubezpieczen S.A.	1,701	29,887
Tauron Polska Energia S.A.(a)	4,630	12,084
		219,774
Qatar-0.05%
Estithmar Holding Q.P.S.C.(a)	5,823	6,314
Russia-0.00%
Alrosa PJSC(a)(e)	11,439	0
Gazprom PJSC(a)(e)	43,562	0
Severstal PAO(a)(e)	1,045	0
		0
South Africa-4.40%
Absa Group Ltd.	2,474	34,600
Capitec Bank Holdings Ltd.	283	73,280
Gold Fields Ltd.	3,809	160,947
Growthpoint Properties Ltd.	14,116	13,814
Impala Platinum Holdings Ltd.	4,050	56,624
MTN Group Ltd.	5,294	66,472
Northam Platinum Holdings Ltd.	1,652	31,771
Sibanye Stillwater Ltd.	16,523	49,271
Valterra Platinum Ltd.	996	80,017
Vodacom Group Ltd.	1,821	15,431
		582,227
South Korea-39.30%
APR Co., Ltd.	219	62,885
CJ Corp.	49	7,462
Doosan Co. Ltd.	26	28,705
Doosan Co. Ltd., Preference Shares	16	7,109
Doosan Enerbility Co. Ltd.(a)	2,418	210,735
Ecopro Co. Ltd.(a)	358	37,470
GS Holdings Corp.	172	9,553
Hana Financial Group, Inc.	950	82,537
Hanwha Aerospace Co. Ltd.	152	146,004
Hanwha Corp.	131	11,909
Hanwha Corp., Third Pfd.	80	2,686
Hanwha Ocean Co. Ltd.(a)	451	40,352
Hanwha Systems Co. Ltd.	338	26,806
HD Hyundai Co. Ltd.	216	45,860
HD Hyundai Electric Co. Ltd.	73	62,774
Hyosung Heavy Industries Corp.	47	126,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyundai Autoever Corp.	30	$9,270
Hyundai Engineering & Construction Co. Ltd.	376	41,642
Hyundai Motor Co.	596	216,026
Hyundai Motor Co., First Pfd.	75	12,679
Hyundai Motor Co., Preference Shares	9	1,472
Hyundai Motor Co., Second Pfd.	114	19,218
Hyundai Rotem Co. Ltd.	413	75,577
Industrial Bank of Korea	905	13,873
KIWOOM Securities Co. Ltd.	92	25,084
Korea Aerospace Industries Ltd.	366	41,931
Korea Electric Power Corp.	1,157	34,666
Korea Investment Holdings Co. Ltd.	207	34,015
Korea Investment Holdings Co. Ltd., Preference Shares	34	3,972
LG Uplus Corp.	804	8,621
LIG Defense&Aerospace Co. Ltd.	38	24,106
LS Electric Co. Ltd.	250	48,012
Mirae Asset Securities Co. Ltd.	1,460	64,850
NH Investment & Securities Co. Ltd.	589	13,505
Peptron, Inc.(a)	75	13,390
Rainbow Robotics(a)	22	10,019
Sam Chun Dang Pharm Co. Ltd.	49	14,010
Samsung C&T Corp.	431	88,055
Samsung E&A Co. Ltd.	502	18,181
Samsung Electro-Mechanics Co. Ltd.	206	118,179
Samsung Electro-Mechanics Co. Ltd., Preference Shares	11	2,628
Samsung Electronics Co. Ltd.	7,591	1,143,111
Samsung Heavy Industries Co. Ltd.(a)	2,656	58,503
Samsung Life Insurance Co. Ltd.	404	68,712
Samsung Securities Co. Ltd.	252	18,465
Shinhan Financial Group Co. Ltd.	1,602	108,790
SK hynix, Inc.	1,549	1,381,350
SK Square Co. Ltd.(a)	773	449,887
SK, Inc.	147	42,791
Woori Financial Group, Inc.	3,036	69,233
		5,203,279
Taiwan-15.87%
Asia Vital Components Co. Ltd.	1,325	121,308
ASPEED Technology, Inc.	114	61,283
Caliway Biopharmaceuticals Co. Ltd.(a)	4,100	13,602
Chroma ATE, Inc.	1,737	118,690
Compeq Manufacturing Co. Ltd.	4,354	33,952
Delta Electronics, Inc.	9,630	675,308
Elite Material Co. Ltd.	1,396	208,011
Gold Circuit Electronics Ltd.	1,711	77,450
King Slide Works Co. Ltd.	219	27,784
King Yuan Electronics Co. Ltd.	4,843	47,352
MPI Corp.	362	58,124
Nan Ya Plastics Corp.	20,381	58,501
Nan Ya Printed Circuit Board Corp.	862	27,919
Nanya Technology Corp.(a)	10,506	74,376
Phison Electronics Corp.	1,330	83,226
Powerchip Semiconductor Manufacturing Corp.(a)	16,747	28,393
Powertech Technology, Inc.	2,648	17,367
Silicon Motion Technology Corp., ADR	122	26,691
Taiwan Glass Industry Corp.(a)	4,274	9,246
Tripod Technology Corp.	1,644	23,686
	Shares	Value
Taiwan-(continued)
Unimicron Technology Corp.	5,536	$157,241
Winbond Electronics Corp.	27,855	82,179
Yageo Corp.	6,822	69,555
		2,101,244
Thailand-0.03%
Tisco Financial Group PCL, NVDR	1,225	4,116
Turkey-1.38%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	7,221	67,240
Destek Finans Faktoring A.S.(a)	382	23,210
Efor Yatirim Sanayi Ticaret A.S.	2,843	729
EIS Eczacibasi Ilac, Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	552	1,047
Enerjisa Enerji A.S.(b)	779	2,120
Enerya Enerji A.S.	10,429	2,058
Enka Insaat ve Sanayi A.S.	6,672	15,468
Gubre Fabrikalari T.A.S.(a)	189	2,220
Kiler Holding A.S.(a)	2,150	4,875
Koza Altin Isletmeleri A.S.(a)	3,685	3,374
Margun Enerji Uretim Sanayi ve Ticaret A.S(a)	5,553	7,875
Pasifik Eurasia Lojistik Dis Ticaret AS(a)	1,482	4,331
Peker Gayrimenkul Yatirim Ortakligi A.S.(a)	30,436	10,980
Ral Yatirim Holding A.S.(a)	491	3,648
TAB Gida Sanayi ve Ticaret A.S.	189	1,125
Tera Yatirim Menkul Degerler A.S.(a)	1,913	10,198
Turkiye Halk Bankasi A.S.(a)	1,889	1,587
Turkiye Petrol Rafinerileri A.S.	3,360	20,200
		182,285
United Arab Emirates-0.90%
Abu Dhabi Islamic Bank PJSC	5,032	30,050
Air Arabia PJSC	9,396	12,663
Dubai Islamic Bank PJSC	8,380	16,310
Emirates NBD Bank PJSC	7,691	60,769
		119,792
United States-0.01%
Cirrus Aircraft Ltd.	300	1,467
Total Common Stocks & Other Equity Interests (Cost $10,054,037)		12,651,978

Preferred Stocks-4.20%
Samsung Electronics Co. Ltd., Preference Shares (Cost $479,037)	5,161	557,047
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(f)(g) (Cost $2,068)	2,068	2,068
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $10,535,142)		13,211,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.94%
Invesco Private Government Fund, 3.63%(f)(g)(h)	70,522	$70,522
Invesco Private Prime Fund, 3.78%(f)(g)(h)	185,880	185,899
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $256,421)		256,421
TOTAL INVESTMENTS IN SECURITIES-101.72% (Cost $10,791,563)		13,467,514
OTHER ASSETS LESS LIABILITIES-(1.72)%		(227,325)
NET ASSETS-100.00%		$13,240,189

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $491,555, which represented 3.71% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$69,687	$80,754	$(148,373)	$-	$-	$2,068	$368
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	53,739	1,586,198	(1,569,415)	-	-	70,522	2,175 *
Invesco Private Prime Fund	140,723	2,004,621	(1,959,390)	-	(55)	185,899	5,665 *
Total	$264,149	$3,671,573	$(3,677,178)	$-	$(55)	$258,489	$8,208

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P International Developed Low Volatility ETF (IDLV)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.25%
Australia-11.90%
ANZ Group Holdings Ltd.	57,783	$1,532,673
APA Group	338,366	2,524,156
ASX Ltd.	45,026	1,970,108
Atlas Arteria Ltd.	572,224	1,980,119
Aurizon Holdings Ltd.	657,237	1,982,769
Cleanaway Waste Management Ltd.(a)	1,035,982	1,659,703
Coles Group Ltd.	115,107	1,832,027
Dexus	397,259	1,789,608
Endeavour Group Ltd.(a)	568,910	1,375,419
GPT Group (The)	516,682	1,779,482
Lottery Corp. Ltd. (The)	471,167	1,883,513
Medibank Pvt. Ltd.	584,971	1,986,334
Mirvac Group	1,237,889	1,527,221
National Australia Bank Ltd.	50,619	1,462,259
Orica Ltd.	111,779	1,702,543
Scentre Group	742,398	1,992,195
Stockland	514,475	1,506,704
Suncorp Group Ltd.(a)	150,390	1,868,912
Telstra Group Ltd.	723,395	2,774,357
TPG Telecom Ltd.	600,977	1,815,174
Transurban Group	224,592	2,273,025
Vicinity Ltd.	1,068,849	1,940,974
Wesfarmers Ltd.	32,094	1,702,542
Westpac Banking Corp.	54,064	1,510,430
		44,372,247
Belgium-1.54%
Ackermans & van Haaren N.V.	5,201	1,714,481
Ageas S.A./N.V.	27,432	2,148,603
Groupe Bruxelles Lambert N.V.	20,035	1,870,638
		5,733,722
Canada-13.04%
AltaGas Ltd.	54,127	2,024,543
Bank of Montreal(a)	12,908	1,961,568
Bank of Nova Scotia (The)	32,196	2,499,797
BCE, Inc.(a)	62,916	1,492,123
Canadian Imperial Bank of Commerce	20,841	2,320,822
Dollarama, Inc.	11,700	1,492,264
Emera, Inc.(a)	46,704	2,486,694
Enbridge, Inc.	38,157	2,112,077
Fortis, Inc.	44,541	2,542,021
George Weston Ltd.	25,142	1,810,793
Great-West Lifeco, Inc.	42,582	2,270,665
Hydro One Ltd.(b)	56,892	2,439,363
Intact Financial Corp.	9,515	1,829,738
Loblaw Cos. Ltd.	35,983	1,655,466
Metro, Inc.	26,332	1,761,657
National Bank of Canada	14,495	2,183,568
Pembina Pipeline Corp.	35,465	1,647,529
Power Corp. of Canada	39,745	2,212,825
Rogers Communications, Inc., Class B	40,454	1,469,731
Royal Bank of Canada	12,642	2,269,170
Sun Life Financial, Inc.	26,660	1,916,989
TC Energy Corp.	29,885	1,999,798
	Shares	Value
Canada-(continued)
TELUS Corp.	135,901	$1,698,388
Toronto-Dominion Bank (The)	23,441	2,520,110
		48,617,699
China-0.52%
Wilmar International Ltd.	686,023	1,955,642
Denmark-0.96%
Carlsberg A/S, Class B	11,562	1,565,787
Tryg A/S	84,350	2,025,874
		3,591,661
Finland-2.41%
Elisa OYJ	35,501	1,723,331
Kesko OYJ, Class B(a)	80,067	1,972,416
Kone OYJ, Class B	27,355	1,740,404
Nordea Bank Abp	88,911	1,663,372
Sampo OYJ	182,541	1,895,859
		8,995,382
France-4.91%
Air Liquide S.A.	9,618	2,068,164
AXA S.A.	36,342	1,750,982
Bollore SE	372,062	2,348,203
Bouygues S.A.	27,470	1,623,740
Credit Agricole S.A.	80,516	1,571,845
Danone S.A.	19,772	1,548,307
ENGIE S.A.	54,912	1,809,117
Orange S.A.	86,735	1,805,105
TotalEnergies SE	20,158	1,873,204
Veolia Environnement S.A.	45,102	1,906,354
		18,305,021
Germany-1.83%
Allianz SE	4,087	1,865,713
E.ON SE	77,507	1,720,134
Hannover Rueck SE	5,611	1,694,515
Henkel AG & Co. KGaA, Preference Shares	21,095	1,534,259
		6,814,621
Hong Kong-4.09%
CK Infrastructure Holdings Ltd.	202,050	1,700,704
CLP Holdings Ltd.	344,384	3,310,835
HKT Trust & HKT Ltd.	1,473,644	2,390,091
Hong Kong & China Gas Co. Ltd. (The)	2,292,801	2,122,388
MTR Corp. Ltd.(a)	440,685	1,882,821
Power Assets Holdings Ltd.(a)	246,946	2,040,455
Sino Land Co. Ltd.	1,130,377	1,812,350
		15,259,644
Italy-3.26%
Assicurazioni Generali S.p.A.(a)	44,152	1,977,529
Enel S.p.A.	160,947	1,878,209
Eni S.p.A.	66,417	1,877,076
Poste Italiane S.p.A.(a)(b)	77,269	2,049,977
Snam S.p.A.	282,952	2,230,058
Terna S.p.A.	177,054	2,128,566
		12,141,415
Japan-22.80%
Advance Residence Investment Corp.	2,410	2,488,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
ALSOK Co. Ltd.	203,255	$1,535,919
ANA Holdings, Inc.(a)	88,795	1,474,201
Asahi Group Holdings Ltd.(a)	162,104	1,594,488
Daito Trust Construction Co. Ltd.	76,191	1,712,125
Daiwa House Industry Co. Ltd.	54,145	1,650,435
Daiwa House REIT Investment Corp.	3,051	2,451,397
GLP J-Reit	2,582	2,235,526
Hankyu Hanshin Holdings, Inc.(a)	63,396	1,836,035
Hulic Co. Ltd.(a)	141,087	1,589,724
Iida Group Holdings Co. Ltd.	102,540	1,448,975
Invincible Investment Corp.	5,262	2,068,340
Japan Metropolitan Fund Investment Corp.	3,281	2,429,235
Japan Real Estate Investment Corp.	2,949	2,254,960
Japan Tobacco, Inc.	45,440	1,691,235
Kao Corp.	43,296	1,611,832
KDX Realty Investment Corp.(a)	2,157	2,250,849
Keio Corp.	314,025	1,479,030
Kintetsu Group Holdings Co. Ltd.	84,235	1,796,933
Kirin Holdings Co. Ltd.	100,069	1,576,483
Kyushu Railway Co.	80,649	1,849,444
Lixil Corp.(a)	164,391	1,695,874
Marui Group Co. Ltd.	80,803	1,545,345
McDonald’s Holdings Co. (Japan) Ltd.(a)	44,168	2,289,606
Medipal Holdings Corp.	91,240	1,628,656
MEIJI Holdings Co. Ltd.(a)	73,225	1,736,324
Mitsubishi HC Capital, Inc.(a)	201,563	1,829,066
Nippon Building Fund, Inc.(a)	2,476	2,077,282
Nippon Prologis REIT, Inc.	3,285	1,879,476
Nisshin Seifun Group, Inc.	169,391	2,161,597
Nomura Real Estate Master Fund, Inc.	2,378	2,448,222
NTT, Inc.(a)	2,056,486	2,001,226
Odakyu Electric Railway Co. Ltd.	161,960	1,619,831
Oji Holdings Corp.	293,490	1,541,515
ORIX JREIT, Inc.	3,771	2,393,365
Secom Co. Ltd.	46,848	1,704,091
Sekisui House Ltd.(a)	72,108	1,568,576
SoftBank Corp.	1,449,838	2,038,649
Sundrug Co. Ltd.	68,576	1,648,269
Suntory Beverage & Food Ltd.(a)	56,180	1,617,465
Takeda Pharmaceutical Co. Ltd.	43,466	1,451,799
Tobu Railway Co. Ltd.	101,696	1,814,355
Tokyu Corp.	156,742	1,665,279
United Urban Investment Corp.	2,053	2,320,631
USS Co. Ltd.	169,376	1,827,581
West Japan Railway Co.(a)	82,104	1,484,790
		85,014,932
Netherlands-1.93%
Heineken N.V.	20,095	1,563,594
Koninklijke Ahold Delhaize N.V.	36,694	1,720,378
Koninklijke KPN N.V.	347,879	1,859,350
NN Group N.V.	23,486	2,054,770
		7,198,092
New Zealand-0.99%
Auckland International Airport Ltd.	360,849	1,755,504
Contact Energy Ltd.	346,790	1,942,513
		3,698,017
Norway-3.14%
DNB Bank ASA	52,499	1,583,368
	Shares	Value
Norway-(continued)
Gjensidige Forsikring ASA	58,136	$1,626,449
Mowi ASA	71,642	1,583,064
Orkla ASA	138,177	1,697,335
SpareBank 1 Sor-Norge ASA, Class B	80,171	1,725,573
Storebrand ASA	98,779	1,901,714
Telenor ASA	97,215	1,595,918
		11,713,421
Singapore-7.17%
CapitaLand Ascendas REIT	1,075,458	2,112,533
CapitaLand Integrated Commercial Trust	1,248,867	2,324,666
CapitaLand Investment Ltd.	804,985	1,764,390
DBS Group Holdings Ltd.	39,467	1,818,778
Genting Singapore Ltd.(a)	3,108,707	1,667,207
Jardine Cycle & Carriage Ltd.	60,134	1,543,519
Mapletree Industrial Trust(a)	1,481,825	2,298,248
Mapletree Logistics Trust	1,685,790	1,621,952
Mapletree Pan Asia Commercial Trust	2,141,294	2,174,524
Oversea-Chinese Banking Corp. Ltd.	118,782	2,048,093
Singapore Airlines Ltd.	409,192	2,025,423
Singapore Exchange Ltd.	111,660	1,908,122
Singapore Telecommunications Ltd.	415,563	1,504,199
United Overseas Bank Ltd.	67,279	1,914,914
		26,726,568
Spain-2.01%
Aena S.M.E. S.A.(a)(b)	55,326	1,510,327
Endesa S.A.	41,004	1,838,037
Iberdrola S.A.	92,364	2,164,297
Naturgy Energy Group S.A.	63,113	1,984,812
		7,497,473
Sweden-5.25%
Alfa Laval AB(a)	28,504	1,711,799
Assa Abloy AB, Class B(a)	41,481	1,593,205
Axfood AB(a)	45,913	1,397,965
Essity AB, Class B	63,639	1,685,842
Holmen AB, Class B(a)	42,396	1,459,632
Industrivarden AB, Class C(a)	31,766	1,667,931
Investor AB, Class B(a)	43,345	1,755,541
L E Lundbergforetagen AB, Class B(a)	31,137	1,801,106
Securitas AB, Class B(a)	96,320	1,613,189
Swedbank AB, Class A	43,125	1,521,280
Tele2 AB, Class B	77,215	1,579,965
Telia Co. AB(a)	345,573	1,803,088
		19,590,543
Switzerland-4.19%
Chocoladefabriken Lindt & Spruengli AG, PC	120	1,470,628
EMS-Chemie Holding AG(a)	2,089	1,779,120
Geberit AG	2,328	1,571,764
Nestle S.A.	16,611	1,680,186
Schindler Holding AG, PC	4,656	1,626,367
SGS S.A.	14,683	1,589,480
Swiss Life Holding AG	1,761	2,065,745
Swisscom AG	2,341	1,978,312
Zurich Insurance Group AG	2,656	1,850,160
		15,611,762
United Kingdom-5.96%
Admiral Group PLC	38,083	1,747,337
Aviva PLC	195,540	1,656,112
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
British American Tobacco PLC	28,346	$1,667,103
Coca-Cola Europacific Partners PLC	15,732	1,487,775
Imperial Brands PLC	41,607	1,578,555
Legal & General Group PLC	532,894	1,826,194
National Grid PLC(a)	100,494	1,796,390
Reckitt Benckiser Group PLC	23,019	1,462,623
Severn Trent PLC	39,700	1,762,352
Shell PLC	37,471	1,701,309
Smiths Group PLC	53,599	1,847,959
Unilever PLC	30,118	1,753,884
United Utilities Group PLC	97,436	1,929,673
		22,217,266
United States-1.35%
Ferrovial N.V.	26,087	1,790,520
Novartis AG	10,684	1,577,571
Waste Connections, Inc.(a)	10,098	1,660,075
		5,028,166
Total Common Stocks & Other Equity Interests (Cost $331,846,720)		370,083,294
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $347,088)	347,088	347,088
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.34% (Cost $332,193,808)		370,430,382
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.97%
Invesco Private Government Fund, 3.63%(c)(d)(e)	13,429,794	$13,429,794
Invesco Private Prime Fund, 3.78%(c)(d)(e)	34,920,595	34,924,087
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,354,305)		48,353,881
TOTAL INVESTMENTS IN SECURITIES-112.31% (Cost $380,548,113)		418,784,263
OTHER ASSETS LESS LIABILITIES-(12.31)%		(45,901,005)
NET ASSETS-100.00%		$372,883,258

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $5,999,667, which represented 1.61% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$165,733	$13,985,072	$(13,803,717)	$-	$-	$347,088	$6,590
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,699,984	$51,610,764	$(46,880,954)	$-	$-	$13,429,794	$206,519 *
Invesco Private Prime Fund	27,042,662	103,572,329	(95,684,675)	(169)	(6,060)	34,924,087	564,332 *
Total	$35,908,379	$169,168,165	$(156,369,346)	$(169)	$(6,060)	$48,700,969	$777,441

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P International Developed Momentum ETF (IDMO)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.40%
Australia-2.22%
ALS Ltd.	244,833	$3,817,719
Evolution Mining Ltd.	1,431,160	12,635,524
Lynas Rare Earths Ltd.(a)	464,124	6,575,000
Orica Ltd.	230,889	3,516,747
Rio Tinto PLC	462,302	46,505,721
Telstra Group Ltd.	1,774,998	6,807,455
		79,858,166
Austria-1.00%
BAWAG Group AG(b)	37,306	6,385,423
Erste Group Bank AG	180,046	19,884,225
Raiffeisen Bank International AG	64,087	3,493,883
Strabag SE, BR	6,544	690,264
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,366	2,134,742
voestalpine AG	63,059	3,258,677
		35,847,214
Belgium-0.66%
Elia Group S.A./N.V.(a)	31,709	5,255,961
KBC Group N.V.	139,029	18,495,041
		23,751,002
Canada-15.45%
Agnico Eagle Mines Ltd.	251,458	47,189,712
Bank of Montreal(c)	282,809	42,977,161
Bank of Nova Scotia (The)	720,978	55,978,955
Barrick Mining Corp.	1,353,390	53,067,684
Bombardier, Inc., Class B(a)	57,693	12,234,595
Cameco Corp.	232,774	28,556,757
Canadian Imperial Bank of Commerce	492,530	54,847,382
Emera, Inc.(c)	129,178	6,877,915
Great-West Lifeco, Inc.	114,830	6,123,254
Kinross Gold Corp.	829,146	25,067,488
Loblaw Cos. Ltd.	222,530	10,237,917
Lundin Gold, Inc.	67,993	4,560,342
Pan American Silver Corp.	207,799	10,851,777
Power Corp. of Canada	362,999	20,210,171
Saputo, Inc.	156,925	4,741,992
Toromont Industries Ltd.	38,068	5,907,518
Toronto-Dominion Bank (The)	1,266,278	136,135,816
Wheaton Precious Metals Corp.	244,635	30,838,640
		556,405,076
Chile-0.66%
Antofagasta PLC	206,017	9,977,412
Lundin Mining Corp.	543,445	13,918,517
		23,895,929
China-0.38%
BOC Hong Kong (Holdings) Ltd.	2,146,803	12,346,846
Chow Tai Fook Jewellery Group Ltd.(c)	1,035,356	1,419,077
		13,765,923
Denmark-0.43%
Danske Bank A/S	298,389	15,332,629
Finland-0.61%
Fortum OYJ(c)	197,592	4,975,410
	Shares	Value
Finland-(continued)
Metso OYJ(c)	334,464	$5,774,691
Wartsila OYJ Abp	268,506	11,270,745
		22,020,846
France-3.56%
Bouygues S.A.(c)	100,144	5,919,469
ENGIE S.A.(c)	1,340,248	44,155,465
Orange S.A.	1,197,580	24,923,700
Societe Generale S.A.	539,739	43,426,839
Thales S.A.	35,360	9,709,755
		128,135,228
Germany-7.79%
Bayer AG	529,798	23,742,812
Commerzbank AG	493,664	20,394,638
Deutsche Bank AG	873,364	27,120,726
E.ON SE	1,372,972	30,470,741
Heidelberg Materials AG	51,699	11,401,213
Rheinmetall AG	25,069	39,959,900
RWE AG	495,863	36,086,631
Siemens Energy AG, Class A	431,601	91,419,028
		280,595,689
Hong Kong-3.64%
AIA Group Ltd.	4,855,878	53,303,060
CK Asset Holdings Ltd.	904,601	5,697,404
DFI Retail Group Holdings Ltd.	195,622	819,176
Henderson Land Development Co. Ltd.(c)	583,358	2,305,475
HKT Trust & HKT Ltd.	1,493,358	2,422,065
Hongkong Land Holdings Ltd.	697,826	5,517,040
Jardine Matheson Holdings Ltd.	113,431	7,732,851
MTR Corp. Ltd.(c)	924,415	3,949,552
Prudential PLC	1,696,685	25,532,590
Sino Land Co. Ltd.	2,550,681	4,089,544
Sun Hung Kai Properties Ltd.	1,031,106	18,048,779
Swire Properties Ltd.	545,385	1,742,296
		131,159,832
Ireland-0.64%
AIB Group PLC	1,105,673	12,738,093
Bank of Ireland Group PLC	529,544	10,425,316
		23,163,409
Israel-4.49%
Bank Hapoalim B.M.	794,696	21,289,945
Bank Leumi le-Israel B.M.	901,842	22,795,792
Bezeq The Israeli Telecommunication Corp. Ltd.	1,173,885	3,188,702
Clal Insurance Enterprises Holdings Ltd.	45,427	3,919,544
Delek Group Ltd.	4,925	1,690,124
El Al Israel Airlines	152,303	683,601
Elbit Systems Ltd.	14,891	12,370,066
Energix-Renewable Energies Ltd.	125,079	927,528
Enlight Renewable Energy Ltd.(a)	126,856	11,272,749
FIBI Holdings Ltd.(c)	7,813	809,412
First International Bank of Israel Ltd. (The)	22,607	1,888,025
Harel Insurance Investments & Financial Services Ltd.	87,530	5,411,951
Matrix IT Ltd.	21,319	653,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Israel-(continued)
Meitav Investment House Ltd.	34,411	$1,572,043
Menora Mivtachim Holdings Ltd.	15,455	2,518,829
Migdal Insurance & Financial Holdings Ltd.(a)	304,263	1,941,144
Mizrahi Tefahot Bank Ltd.	64,019	5,026,525
Next Vision Stabilized Systems Ltd.	68,300	7,833,253
OPC Energy Ltd.(a)	150,492	6,288,389
Phoenix Finance Ltd.	200,468	12,043,909
Plus500 Ltd.	35,145	2,131,855
Strauss Group Ltd.	34,942	1,511,446
Teva Pharmaceutical Industries Ltd., ADR(a)	520,442	18,251,901
Tower Semiconductor Ltd.(a)	75,623	15,735,646
		161,755,982
Italy-5.49%
Banca Mediolanum S.p.A.(c)	109,624	2,401,556
Banco BPM S.p.A.(c)	671,210	9,775,238
BPER Banca S.p.A.	831,407	12,266,783
Enel S.p.A.	3,920,926	45,756,166
Intesa Sanpaolo S.p.A.	6,431,427	43,674,304
Leonardo S.p.A.	163,185	10,185,011
Poste Italiane S.p.A.(b)(c)	307,351	8,154,145
Snam S.p.A.	967,093	7,622,047
UniCredit S.p.A.	747,186	57,714,835
		197,550,085
Japan-21.82%
Advantest Corp.	432,014	80,587,823
AEON Co. Ltd.	1,162,595	11,191,457
ENEOS Holdings, Inc.	1,246,602	10,459,546
Food & Life Cos. Ltd.	76,112	4,423,275
Fujikura Ltd.	1,053,365	40,603,079
Hachijuni Nagano Bank Ltd.	247,498	3,349,979
Haseko Corp.	115,235	1,988,092
Ibiden Co. Ltd.(c)	212,688	18,173,825
IHI Corp.	673,335	12,287,074
Inpex Corp.	560,245	14,591,708
Iyogin Holdings, Inc.	128,191	2,468,054
Japan Metropolitan Fund Investment Corp.	3,852	2,852,001
Japan Post Bank Co. Ltd.	897,792	15,391,619
Japan Post Insurance Co. Ltd.	236,289	2,301,757
Japan Tobacco, Inc.	522,602	19,450,763
JX Advanced Metals Corp.	441,565	13,686,152
Kajima Corp.	386,880	15,106,372
Kandenko Co. Ltd.	97,753	4,260,053
Kinden Corp.	79,691	4,265,837
Kioxia Holdings Corp.(a)	177,851	42,991,399
Kokusai Electric Corp.	78,205	3,288,134
Lasertec Corp.	36,690	10,130,618
Marubeni Corp.	1,277,748	49,683,753
Mitsubishi Corp.	2,021,216	64,670,806
Mitsubishi Electric Corp.	1,048,771	42,047,932
Mitsubishi Estate Co. Ltd.	659,491	18,776,344
Mitsubishi Heavy Industries Ltd.	1,395,748	41,617,478
Mitsui & Co. Ltd.	1,469,195	55,109,501
Nexon Co. Ltd.	175,998	2,968,441
NGK Corp.	151,185	4,782,019
Obayashi Corp.	364,726	8,566,749
Oji Holdings Corp.	472,843	2,483,542
	Shares	Value
Japan-(continued)
Open House Group Co. Ltd.	33,584	$1,974,649
ORIX JREIT, Inc.	2,208	1,401,366
Osaka Gas Co. Ltd.	316,919	11,377,090
Resonac Holdings Corp.	105,711	9,664,791
Shimizu Corp.	387,150	7,472,616
Shizuoka Financial Group, Inc.	273,638	4,799,286
Sojitz Corp.	128,618	4,812,741
Sumitomo Corp.	749,960	27,858,475
Sumitomo Electric Industries Ltd.	413,719	27,210,810
Sumitomo Metal Mining Co. Ltd.	187,788	11,534,703
Taisei Corp.	145,773	15,792,608
Tokyo Century Corp.	80,824	1,109,206
Tokyo Gas Co. Ltd.	143,492	6,088,253
Tokyo Ohka Kogyo Co. Ltd.	65,662	3,856,561
Tokyo Tatemono Co. Ltd.	90,648	2,083,884
Toyo Seikan Group Holdings Ltd.	65,262	1,352,283
Toyota Tsusho Corp.	514,718	20,186,327
Yokohama Rubber Co. Ltd. (The)	64,109	2,606,852
		785,737,683
Luxembourg-0.34%
ArcelorMittal S.A.	212,263	12,316,688
Mexico-0.22%
Fresnillo PLC	176,673	7,790,423
Netherlands-1.95%
ABN AMRO Bank N.V., CVA(b)	409,089	14,235,918
ING Groep N.V.	1,433,534	41,467,290
NN Group N.V.	163,980	14,346,468
		70,049,676
Nigeria-0.07%
Airtel Africa PLC(b)	551,455	2,659,606
Norway-0.07%
Aker ASA, Class A	11,083	1,273,429
Protector Forsikring ASA	27,891	1,405,081
		2,678,510
Portugal-0.15%
Banco Comercial Portugues S.A., Class R(c)	5,180,084	5,534,071
Singapore-2.23%
City Developments Ltd.	415,819	2,674,611
DBS Group Holdings Ltd.	860,360	39,648,411
Keppel Ltd.	893,578	7,644,009
Keppel REIT	98,633	69,403
Singapore Exchange Ltd.	341,977	5,843,935
Singapore Technologies Engineering Ltd.	1,097,169	9,292,458
Singapore Telecommunications Ltd.	3,141,407	11,370,843
UOL Group Ltd.	446,550	3,733,511
		80,277,181
Spain-10.28%
ACS Actividades de Construccion y Servicios S.A.	137,347	19,786,377
Banco Bilbao Vizcaya Argentaria S.A.	3,867,041	85,349,979
Banco Santander S.A.(c)	11,023,253	134,440,697
CaixaBank S.A.	2,616,951	33,292,473
Endesa S.A.	167,519	7,509,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Spain-(continued)
Iberdrola S.A.	3,262,992	$76,459,276
Repsol S.A.	491,151	13,186,156
		370,024,129
Sweden-1.77%
Boliden AB	153,359	8,044,688
Saab AB, Class B	221,220	13,400,968
Sandvik AB(c)	498,162	20,912,875
Swedbank AB, Class A	478,741	16,888,095
Tele2 AB, Class B	215,323	4,405,915
		63,652,541
United Kingdom-12.60%
Barclays PLC	6,260,562	36,747,713
British American Tobacco PLC	863,457	50,782,176
HSBC Holdings PLC	8,647,899	158,897,747
Lloyds Banking Group PLC	38,102,005	51,719,901
NatWest Group PLC	3,685,391	29,353,198
Rolls-Royce Holdings PLC	4,903,886	78,801,036
Standard Chartered PLC	906,015	23,039,315
Standard Life PLC	381,510	3,919,532
Vodafone Group PLC	9,676,787	15,375,698
Zegona Communications PLC	211,493	5,041,888
		453,678,204
United States-0.67%
Holcim AG(a)	261,493	24,277,860
Zambia-0.21%
First Quantum Minerals Ltd.(a)	312,737	7,642,078
Total Common Stocks & Other Equity Interests (Cost $3,034,191,866)		3,579,555,660
	Shares	Value
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $5,353,241)	5,353,241	$5,353,241
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $3,039,545,107)		3,584,908,901
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.60%
Invesco Private Government Fund, 3.63%(d)(e)(f)	66,115,465	66,115,465
Invesco Private Prime Fund, 3.78%(d)(e)(f)	171,384,796	171,401,934
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $237,517,399)		237,517,399
TOTAL INVESTMENTS IN SECURITIES-106.15% (Cost $3,277,062,506)		3,822,426,300
OTHER ASSETS LESS LIABILITIES-(6.15)%		(221,296,299)
NET ASSETS-100.00%		$3,601,130,001

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $31,435,092, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$666,408	$244,658,458	$(239,971,625)	$-	$-	$5,353,241	$94,815
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$37,061,013	$347,365,707	$(318,311,255)	$-	$-	$66,115,465	$590,581 *
Invesco Private Prime Fund	100,549,001	838,400,462	(767,537,401)	214	(10,342)	171,401,934	1,610,156 *
Total	$138,276,422	$1,430,424,627	$(1,325,820,281)	$214	$(10,342)	$242,870,640	$2,295,552

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Assets and Liabilities
April 30, 2026
(Unaudited)

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)
Assets:
Unaffiliated investments in securities, at value(a)	$439,327,876	$13,209,025	$370,083,294	$3,579,555,660
Affiliated investments in securities, at value	16,601,943	258,489	48,700,969	242,870,640
Cash	6,290	-	-	3,222,312
Due from broker	2,385	-	13,303	967,463
Foreign currencies, at value	154,174	7,052	354,374	178,812
Deposits with brokers:
Cash collateral-futures contracts	87,171	-	-	-
Receivable for:
Dividends	2,029,599	13,082	1,867,058	15,648,661
Variation margin on futures contracts	25,772	-	-	-
Securities lending	23,877	1,827	28,108	163,670
Investments sold	84	-	1,201	837,810
Fund shares sold	-	-	-	23,710,275
Foreign tax reclaims	-	10,345	667,469	576,046
Total assets	458,259,171	13,499,820	421,715,776	3,867,731,349
Liabilities:
Due to broker	-	282	-	-
Payable for:
Investments purchased	10,105	-	402,712	28,371,618
Collateral upon return of securities loaned	16,285,690	256,421	48,354,305	237,517,399
Accrued unitary management fees	105,467	2,928	75,501	712,331
Total liabilities	16,401,262	259,631	48,832,518	266,601,348
Net Assets	$441,857,909	$13,240,189	$372,883,258	$3,601,130,001
Net assets consist of:
Shares of beneficial interest	$521,004,155	$12,113,186	$561,511,662	$3,117,437,321
Distributable earnings (loss)	(79,146,246)	1,127,003	(188,628,404)	483,692,680
Net Assets	$441,857,909	$13,240,189	$372,883,258	$3,601,130,001
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,300,000	650,000	10,500,000	60,750,000
Net asset value	$28.88	$20.37	$35.51	$59.28
Market price	$28.98	$20.52	$35.54	$59.34
Unaffiliated investments in securities, at cost	$373,750,633	$10,533,074	$331,846,720	$3,034,191,866
Affiliated investments in securities, at cost	$16,601,943	$258,489	$48,701,393	$242,870,640
Foreign currencies, at cost	$152,871	$6,986	$352,055	$178,203
(a)Includes securities on loan with an aggregate value of:	$15,567,247	$242,567	$45,061,308	$226,197,039
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Operations
For the six months ended April 30, 2026
(Unaudited)

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)
Investment income:
Unaffiliated interest income	$9,194	$-	$-	$-
Unaffiliated dividend income	9,669,895	112,777	6,801,659	52,869,834
Affiliated dividend income	9,670	368	6,590	94,815
Securities lending income, net	91,745	2,871	126,534	528,160
Foreign withholding tax	(441,069)	(11,361)	(718,131)	(5,083,524)
Total investment income	9,339,435	104,655	6,216,652	48,409,285
Expenses:
Unitary management fees	617,900	17,212	420,238	3,483,760
Tax expenses	20,515	-	-	-
Total expenses	638,415	17,212	420,238	3,483,760
Less: Waivers	(267)	(10)	(177)	(2,566)
Net expenses	638,148	17,202	420,061	3,481,194
Net investment income	8,701,287	87,453	5,796,591	44,928,091
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	15,008,186	(315,053)(a)	5,200,573	(79,515,177)
Affiliated investment securities	(1,964)	(55)	(6,060)	(10,342)
In-kind redemptions	167,210	46,128	2,393,102	-
Foreign currencies	43,579	12,485	(61,570)	295,458
Futures contracts	83,374	-	-	-
Net realized gain (loss)	15,300,385	(256,495)	7,526,045	(79,230,061)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	11,701,379	1,865,644 (b)	18,889,167	361,576,990
Affiliated investment securities	264	-	(169)	214
Foreign currencies	16,889	256	63,787	175,973
Futures contracts	102,743	-	-	-
Change in net unrealized appreciation	11,821,275	1,865,900	18,952,785	361,753,177
Net realized and unrealized gain	27,121,660	1,609,405	26,478,830	282,523,116
Net increase in net assets resulting from operations	$35,822,947	$1,696,858	$32,275,421	$327,451,207

(a)	Net of Foreign Taxes of $4,133.
(b)	Net of Foreign Taxes of $35,916.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

21

Statements of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)		Invesco S&P Emerging Markets Momentum ETF (EEMO)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$8,701,287	$15,886,261	$87,453	$274,552
Net realized gain (loss)	15,300,385	(2,889,127)	(256,495)	1,130,768
Change in net unrealized appreciation (depreciation)	11,821,275	36,325,729	1,865,900	(29,691)
Net increase in net assets resulting from operations	35,822,947	49,322,863	1,696,858	1,375,629
Distributions to Shareholders from:
Distributable earnings	(5,432,704)	(20,107,490)	(100,666)	(264,352)
Shareholder Transactions:
Proceeds from shares sold	5,539,047	11,668,527	-	5,005,550
Value of shares repurchased	(2,755,306)	(44,976,902)	(1,752,248)	(1,792,078)
Net increase (decrease) in net assets resulting from share transactions	2,783,741	(33,308,375)	(1,752,248)	3,213,472
Net increase (decrease) in net assets	33,173,984	(4,093,002)	(156,056)	4,324,749
Net assets:
Beginning of period	408,683,925	412,776,927	13,396,245	9,071,496
End of period	$441,857,909	$408,683,925	$13,240,189	$13,396,245
Changes in Shares Outstanding:
Shares sold	200,000	450,000	-	300,000
Shares repurchased	(100,000)	(1,850,000)	(100,000)	(100,000)
Shares outstanding, beginning of period	15,200,000	16,600,000	750,000	550,000
Shares outstanding, end of period	15,300,000	15,200,000	650,000	750,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025

$5,796,591	$11,405,750	$44,928,091	$18,705,335
7,526,045	24,881,747	(79,230,061)	46,717,447
18,952,785	13,997,161	361,753,177	170,763,290
32,275,421	50,284,658	327,451,207	236,186,072

(8,922,693)	(11,274,738)	(67,336,633)	(17,445,098)

40,820,069	152,762,151	1,259,437,449	1,611,723,913
(15,551,427)	(125,203,842)	-	(8,982,368)
25,268,642	27,558,309	1,259,437,449	1,602,741,545
48,621,370	66,568,229	1,519,552,023	1,821,482,519

324,261,888	257,693,659	2,081,577,978	260,095,459
$372,883,258	$324,261,888	$3,601,130,001	$2,081,577,978

1,150,000	4,800,000	22,100,000	32,500,000
(450,000)	(3,900,000)	-	(200,000)
9,800,000	8,900,000	38,650,000	6,350,000
10,500,000	9,800,000	60,750,000	38,650,000

23

Financial Highlights
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$26.89	$24.87	$22.08	$21.30	$25.05	$19.94
Net investment income(a)	0.57	1.02	0.80	0.80	1.05	0.74
Net realized and unrealized gain (loss) on investments	1.78	2.30	3.02	0.70	(3.69)	5.03
Total from investment operations	2.35	3.32	3.82	1.50	(2.64)	5.77
Distributions to shareholders from:
Net investment income	(0.36)	(1.30)	(1.05)	(0.74)	(1.17)	(0.67)
Transaction fees(a)	-	-	0.02	0.02	0.06	0.01
Net asset value at end of period	$28.88	$26.89	$24.87	$22.08	$21.30	$25.05
Market price at end of period(b)	$28.98	$26.78	$24.92	$22.00	$21.40	$25.08
Net Asset Value Total Return(c)	8.79%	13.89%	17.61%	7.01%	(10.68)%	29.21%
Market Price Total Return(c)	9.61%	13.19%	18.28%	6.13%	(10.40)%	30.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$441,858	$408,684	$412,777	$695,392	$904,397	$360,698
Ratio to average net assets of:
Expenses	0.30%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	4.08%(d)	4.05%	3.32%	3.44%	4.42%	3.13%
Portfolio turnover rate(e)	31%	68%	78%	71%	136%	92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights—(continued)
Invesco S&P Emerging Markets Momentum ETF (EEMO)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$17.86	$16.49	$13.01	$14.12	$17.90	$16.49
Net investment income(a)	0.13	0.36	0.40	0.59	0.43 (b)	0.27 (c)
Net realized and unrealized gain (loss) on investments	2.53	1.34	3.51	(1.03)	(3.78)	1.32
Total from investment operations	2.66	1.70	3.91	(0.44)	(3.35)	1.59
Distributions to shareholders from:
Net investment income	(0.15)	(0.33)	(0.17)	(0.67)	(0.44)	(0.19)
Return of capital	-	-	(0.27)	-	-	-
Total distributions	(0.15)	(0.33)	(0.44)	(0.67)	(0.44)	(0.19)
Transaction fees(a)	-	-	0.01	-	0.01	0.01
Net asset value at end of period	$20.37	$17.86	$16.49	$13.01	$14.12	$17.90
Market price at end of period(d)	$20.52	$17.99	$16.61	$13.03	$14.07	$17.72
Net Asset Value Total Return(e)	15.06%	10.45%	30.19%	(3.27)%	(18.82)%	9.66%
Market Price Total Return(e)	15.07%	10.45%	30.92%	(2.76)%	(18.28)%	8.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,240	$13,396	$9,071	$4,553	$4,942	$6,263
Ratio to average net assets of:
Expenses	0.29%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.47%(f)	2.17%	2.46%	4.23%	2.64%(b)	1.43%(c)
Portfolio turnover rate(g)	68%	128%	104%	115%	114%	166%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.32 and 1.98%, respectively.

(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.22 and 1.14%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights—(continued)
Invesco S&P International Developed Low Volatility ETF (IDLV)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$33.09	$28.95	$25.57	$24.92	$31.63	$27.37
Net investment income(a)	0.59	1.18	0.85	0.94	0.98	0.83
Net realized and unrealized gain (loss) on investments	2.75	4.08	3.49	0.70	(6.32)	4.17
Total from investment operations	3.34	5.26	4.34	1.64	(5.34)	5.00
Distributions to shareholders from:
Net investment income	(0.92)	(1.12)	(0.96)	(0.99)	(1.37)	(0.74)
Net asset value at end of period	$35.51	$33.09	$28.95	$25.57	$24.92	$31.63
Market price at end of period(b)	$35.54	$32.99	$28.94	$25.75	$24.92	$31.69
Net Asset Value Total Return(c)	10.24%	18.43%	17.10%	6.42%	(17.33)%	18.34%
Market Price Total Return(c)	10.66%	18.10%	16.24%	7.17%	(17.50)%	18.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$372,883	$324,262	$257,694	$536,963	$431,159	$700,694
Ratio to average net assets of:
Expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.45%(d)	3.74%	3.01%	3.47%	3.29%	2.69%
Portfolio turnover rate(e)	29%	70%	73%	67%	78%	81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights—(continued)
Invesco S&P International Developed Momentum ETF (IDMO)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$53.86	$40.96	$31.92	$28.98	$37.11	$28.96
Net investment income(a)	0.90	1.06	0.80	1.13	0.97	0.50
Net realized and unrealized gain (loss) on investments	6.02	12.76	9.18	2.87 (b)	(7.84)	8.25
Total from investment operations	6.92	13.82	9.98	4.00	(6.87)	8.75
Distributions to shareholders from:
Net investment income	(0.54)	(0.92)	(0.94)	(1.06)	(1.26)	(0.60)
Net realized gains	(0.96)	-	-	-	-	-
Total distributions	(1.50)	(0.92)	(0.94)	(1.06)	(1.26)	(0.60)
Net asset value at end of period	$59.28	$53.86	$40.96	$31.92	$28.98	$37.11
Market price at end of period(c)	$59.34	$53.90	$40.94	$32.41	$29.21	$37.16
Net Asset Value Total Return(d)	13.06%	34.06%	31.34%	13.82%	(18.73)%	30.43%
Market Price Total Return(d)	13.09%	34.21%	29.28%	14.62%	(18.21)%	30.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,601,130	$2,081,578	$260,095	$65,438	$8,695	$16,701
Ratio to average net assets of:
Expenses	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.22%(e)	2.14%	1.98%	3.47%	2.93%	1.42%
Portfolio turnover rate(f)	53%	105%	115%	131%	106%	29%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
April 30, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P Emerging Markets Low Volatility ETF (EELV)	"S&P Emerging Markets Low Volatility ETF"
Invesco S&P Emerging Markets Momentum ETF (EEMO)	"S&P Emerging Markets Momentum ETF"
Invesco S&P International Developed Low Volatility ETF (IDLV)	"S&P International Developed Low Volatility ETF"
Invesco S&P International Developed Momentum ETF (IDMO)	"S&P International Developed Momentum ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).
Fund	Underlying Index
S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index
S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index
S&P International Developed Momentum ETF	S&P World Ex-U.S. Momentum Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for

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debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

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B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several

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factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the

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securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, each Fund (except for S&P International Developed Low Volatility ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
S&P Emerging Markets Low Volatility ETF	$6,233
S&P Emerging Markets Momentum ETF	199
S&P International Developed Momentum ETF	38

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities, provide exposure to markets and indexes, and manage exposure to equity and market price movements and/or currency risks.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission

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merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
N.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and

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unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which a Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries or regions may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.

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Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges.

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Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when investors will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P Emerging Markets Low Volatility ETF	0.29%
S&P Emerging Markets Momentum ETF	0.29%
S&P International Developed Low Volatility ETF	0.25%
S&P International Developed Momentum ETF	0.25%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2026, the Adviser waived fees for each Fund in the following amounts:
S&P Emerging Markets Low Volatility ETF	$267
S&P Emerging Markets Momentum ETF	10
S&P International Developed Low Volatility ETF	177
S&P International Developed Momentum ETF	2,566
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended April 30, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P Emerging Markets Low Volatility ETF	$8,846
S&P Emerging Markets Momentum ETF	187
S&P International Developed Low Volatility ETF	9,079
S&P International Developed Momentum ETF	106,182

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Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$78,382,950	$360,944,926	$0	$439,327,876
Money Market Funds	316,253	16,285,690	-	16,601,943
Total Investments in Securities	78,699,203	377,230,616	0	455,929,819
Other Investments - Assets*
Futures Contracts	170,529	-	-	170,529
Total Investments	$78,869,732	$377,230,616	$0	$456,100,348
S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,752,359	$10,899,619	$0	$12,651,978
Preferred Stocks	-	557,047	-	557,047
Money Market Funds	2,068	256,421	-	258,489
Total Investments	$1,754,427	$11,713,087	$0	$13,467,514
S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,765,549	$318,317,745	$-	$370,083,294
Money Market Funds	347,088	48,353,881	-	48,700,969
Total Investments	$52,112,637	$366,671,626	$-	$418,784,263
S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$596,217,572	$2,983,338,088	$-	$3,579,555,660
Money Market Funds	5,353,241	237,517,399	-	242,870,640
Total Investments	$601,570,813	$3,220,855,487	$-	$3,822,426,300

*	Futures contracts is valued at unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions

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allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
S&P Emerging Markets Low Volatility ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$170,529
Derivatives not subject to master netting agreements	(170,529)
Total Derivative Assets subject to master netting agreements	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the  Statement of Assets and Liabilities for  futures contracts, if any.

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P Emerging Markets Low Volatility ETF
Equity Risk
Realized Gain:
Futures contracts	$83,374
Change in Net Unrealized Appreciation:
Futures contracts	102,743
Total	$186,117
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
S&P Emerging Markets Low Volatility ETF
Futures contracts	$1,605,679
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P Emerging Markets Low Volatility ETF	$105,769,425	$52,412,857	$158,182,282
S&P Emerging Markets Momentum ETF	1,255,151	-	1,255,151
S&P International Developed Low Volatility ETF	125,080,080	107,738,808	232,818,888
S&P International Developed Momentum ETF	-	-	-

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 7—Investment Transactions
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P Emerging Markets Low Volatility ETF	$137,546,174	$132,862,653
S&P Emerging Markets Momentum ETF	8,242,309	9,683,494
S&P International Developed Low Volatility ETF	97,860,438	100,548,167
S&P International Developed Momentum ETF	1,491,461,782	1,506,512,134
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P Emerging Markets Low Volatility ETF	$1,354,532	$705,937
S&P Emerging Markets Momentum ETF	-	258,059
S&P International Developed Low Volatility ETF	38,535,108	14,614,080
S&P International Developed Momentum ETF	1,234,554,606	-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P Emerging Markets Low Volatility ETF	$77,275,979	$(17,095,440)	$60,180,539	$395,919,809
S&P Emerging Markets Momentum ETF	3,049,356	(434,160)	2,615,196	10,852,318
S&P International Developed Low Volatility ETF	49,412,580	(14,592,884)	34,819,696	383,964,567
S&P International Developed Momentum ETF	567,871,153	(27,235,249)	540,635,904	3,281,790,396
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

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Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

41

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

42

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

43

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

44

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

45

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

46

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

47

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

48

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-HBLV-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2026
CQQQ	Invesco China Technology ETF
PIZ	Invesco Dorsey Wright Developed Markets Momentum ETF
PIE	Invesco Dorsey Wright Emerging Markets Momentum ETF
PBD	Invesco Global Clean Energy ETF
PIO	Invesco Global Water ETF
IPKW	Invesco International BuyBack AchieversTM ETF
KLMT	Invesco MSCI Global Climate 500 ETF
CUT	Invesco MSCI Global Timber ETF
PXF	Invesco RAFI Developed Markets ex-U.S. ETF
PDN	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
PXH	Invesco RAFI Emerging Markets ETF
CGW	Invesco S&P Global Water Index ETF
IDHQ	Invesco S&P International Developed Quality ETF

2

Invesco China Technology ETF (CQQQ)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Broadline Retail-8.48%
PDD Holdings, Inc., ADR (China)(b)(c)	2,320,306	$231,752,163
Capital Markets-0.63%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	502,536	17,390,374
Electrical Equipment-0.65%
China XD Electric Co. Ltd., A Shares (China)	3,414,962	8,505,536
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	707,441	3,072,009
Sichuan Huafeng Technology Co. Ltd. (China)(b)	308,852	6,185,017
		17,762,562
Electronic Equipment, Instruments & Components-14.25%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	1,527,665	16,297,325
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	152,279	1,183,438
BOE Technology Group Co. Ltd., A Shares (China)	24,276,161	14,544,968
BOE Technology Group Co. Ltd., B Shares (China)	6,630,999	3,297,978
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	1,278,412	16,223,391
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	371,260	2,324,657
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	8,887,985	2,949,971
Founder Technology Group Corp., A Shares (China)(b)	2,863,400	4,944,051
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	466,315	2,531,207
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	1,089,930	3,042,275
HGTECH Co., Ltd., A Shares (China)	670,836	11,786,189
IRICO Display Devices Co. Ltd. (China)(b)	2,404,322	2,852,698
Kingboard Laminates Holdings Ltd. (China)	8,873,889	39,608,153
Lens Technology Co. Ltd. (China)(c)	2,701,030	5,862,927
Lens Technology Co. Ltd., A Shares (China)	3,326,718	12,674,747
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,817,113	1,697,949
Lingyi iTech Guangdong Co., A Shares (China)	4,871,512	10,115,786
Maxscend Microelectronics Co. Ltd., A Shares (China)	358,184	5,236,117
Raytron Technology Co. Ltd., A Shares (China)	308,253	6,616,906
Sai Micro Electronics, Inc., A Shares (China)	490,600	3,318,306
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	192,990	4,020,781
Shannon Semiconductor Technology Co. Ltd. (China)	310,700	8,047,708
Shengyi Electronics Co. Ltd., A Shares (China)	523,970	8,522,372
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shengyi Technology Co. Ltd., A Shares (China)	1,621,804	$18,384,831
Shennan Circuits Co. Ltd., A Shares (China)	445,074	20,613,975
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	908,272	4,460,244
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	700,799	3,803,553
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	1,045,598	4,514,032
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	654,000	6,811,713
Sunny Optical Technology Group Co. Ltd. (China)	6,328,486	52,091,644
TCL Technology Group Corp., A Shares (China)	13,865,446	8,683,553
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	1,646,724	1,840,629
Unisplendour Corp. Ltd., A Shares (China)	1,904,286	8,973,850
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	1,591,884	8,867,839
Victory Giant Technology (HuiZhou) Co. Ltd. (China)	576,023	28,150,006
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,281,060	19,501,889
Xiamen Faratronic Co. Ltd., A Shares (China)	150,709	2,613,191
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	931,532	4,528,526
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	2,191,735	5,962,075
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	276,045	1,988,727
		389,490,177
Entertainment-2.84%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	457,908	1,703,295
Kingsoft Corp. Ltd. (China)	9,525,123	28,133,185
Talkweb Information System Co. Ltd. (China)(b)	841,688	4,402,818
Tencent Music Entertainment Group, ADR (China)	4,721,828	43,299,163
		77,538,461
Hotels, Restaurants & Leisure-8.99%
Meituan, B Shares (China)(b)(d)	21,818,520	234,712,089
TravelSky Technology Ltd., H Shares (China)	8,891,226	11,006,652
		245,718,741
Interactive Media & Services-23.61%
Autohome, Inc., ADR (China)(c)	587,580	10,946,615
Baidu, Inc., A Shares (China)(b)	11,864,331	187,319,946
Bilibili, Inc., Z Shares (China)(b)(c)	2,731,516	60,013,266
JOYY, Inc., ADR (China)	252,419	14,890,197
Kuaishou Technology (China)(d)	21,012,793	116,956,003
Meitu, Inc. (China)(b)(c)(d)	32,313,973	17,396,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco China Technology ETF (CQQQ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Interactive Media & Services-(continued)
Tencent Holdings Ltd. (China)	3,783,407	$229,738,215
Visual China Group Co. Ltd., A Shares (China)	469,582	1,507,919
Weibo Corp., A Shares (China)	808,260	6,690,685
		645,459,089
IT Services-2.17%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	1,192,703	2,798,068
China TransInfo Technology Co. Ltd., A Shares (China)	1,058,901	1,394,389
DHC Software Co. Ltd., A Shares (China)	2,147,555	2,601,386
Digital China Information Service Group Co. Ltd., A Shares (China)(b)	653,814	1,319,697
GDS Holdings Ltd., A Shares (China)(b)	7,899,536	41,683,655
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	638,347	3,705,224
Taiji Computer Corp. Ltd., A Shares (China)	417,731	1,059,613
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,637,566	3,866,959
Wonders Information Co. Ltd., A Shares (China)(b)	966,006	821,157
		59,250,148
Machinery-0.30%
Guangdong Dtech Technology Co. Ltd., A Shares (China)	146,300	5,087,228
Shenzhen Han’s CNC Technology Co. Ltd., A Shares (China)	119,100	3,217,171
		8,304,399
Media-0.55%
China Literature Ltd. (China)(b)(c)(d)	3,871,213	12,241,936
NanJi E-Commerce Co. Ltd., A Shares (China)	1,644,687	730,680
People.cn Co. Ltd., A Shares (China)	740,971	2,064,368
		15,036,984
Semiconductors & Semiconductor Equipment-24.57%
3Peak, Inc., A Shares (China)(b)	91,077	3,596,183
ACM Research (Shanghai), Inc., A Shares (China)	149,423	3,403,360
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	416,291	23,126,196
All Winner Technology Co. Ltd., A Shares (China)	656,201	3,462,822
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	279,471	4,355,310
ASR Microelectronics Co. Ltd., A Shares (China)(b)	277,990	4,149,271
Beijing YanDong MicroElectronic Co. Ltd. (China)(b)	579,906	3,637,938
Bestechnic (Shanghai) Co. Ltd. (China)	112,699	2,817,948
Biwin Storage Technology Co. Ltd. (China)(b)	312,687	12,366,797
Cambricon Technologies Corp. Ltd. (China)(b)	281,642	70,837,278
China Resources Microelectronics Ltd., A Shares (China)	837,709	6,990,321
Dosilicon Co. Ltd., A Shares (China)(b)	296,200	6,310,653
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
GalaxyCore, Inc., A Shares (China)	1,681,228	$3,408,018
GigaDevice Semiconductor, Inc., A Shares (China)	443,472	20,611,833
Goke Microelectronics Co. Ltd., A Shares (China)	145,472	3,817,301
Guobo Electronics Co. Ltd., A Shares (China)	231,177	4,168,377
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	419,848	10,754,822
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)(b)	449,808	2,721,372
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	1,115,006	4,743,531
Henan Shijia Photons Technology Co. Ltd. (China)	302,800	5,923,662
Hoyuan Green Energy Co. Ltd., A Shares (China)(b)	455,055	1,453,176
Hua Hong Semiconductor Ltd. (China)(b)(c)(d)	6,745,625	99,351,684
Hua Hong Semiconductor Ltd., A Shares (China)(b)	273,193	5,712,780
Hwatsing Technology Co. Ltd., A Shares (China)	234,362	6,824,265
Hygon Information Technology Co. Ltd., A Shares (China)	1,553,336	68,202,064
Ingenic Semiconductor Co. Ltd., A Shares (China)	319,670	5,871,760
InnoScience (Suzhou) Technology Holding Co. Ltd. (China)(b)(c)	2,833,388	23,307,707
JCET Group Co. Ltd., A Shares (China)	1,191,427	8,020,131
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	363,081	2,949,403
Loongson Technology Corp. Ltd., A Shares (China)(b)	266,209	6,508,005
Montage Technology Co. Ltd., A Shares (China)	764,484	19,632,029
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	2,196,553	6,680,248
NAURA Technology Group Co. Ltd., A Shares (China)	481,508	38,093,264
Nexchip Semiconductor Corp., A Shares (China)	1,332,298	6,641,371
OmniVision Integrated Circuits Group, Inc., A Shares (China)	811,529	11,739,004
Piotech, Inc., A Shares (China)	186,602	12,234,878
Rockchip Electronics Co. Ltd., A Shares (China)	278,763	7,524,244
Sanan Optoelectronics Co. Ltd., A Shares (China)	3,323,613	6,666,129
SG Micro Corp., A Shares (China)	412,634	5,585,224
Shanghai Awinic Technology Co. Ltd., A Shares (China)	155,951	1,553,334
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	359,882	3,603,158
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)	2,712,611	13,554,668
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	309,591	2,954,470
Shenzhen Techwinsemi Technology Co. Ltd., A Shares (China)	151,700	11,893,729
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
SICC Co. Ltd., A Shares (China)(b)	287,932	$4,270,316
Skyverse Technology Co. Ltd., A Shares (China)(b)	234,595	6,794,167
Smartsens Technology (Shanghai) Co. Ltd. (China)	269,221	3,487,055
StarPower Semiconductor Ltd., A Shares (China)	160,336	2,446,533
Suzhou Centec Communications Co. Ltd. (China)(b)	184,841	8,805,696
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	95,406	2,775,259
Tianshui Huatian Technology Co. Ltd., A Shares (China)	2,146,876	4,142,080
TongFu Microelectronics Co. Ltd., A Shares (China)	1,009,625	7,669,753
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	564,485	6,435,416
United Nova Technology Co. Ltd., A Shares (China)(b)	5,616,231	5,699,586
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)(b)	241,441	1,135,178
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	350,361	14,606,429
Wuxi Autowell Technology Co. Ltd., A Shares (China)	210,945	2,533,503
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	364,080	4,068,462
Yuanjie Semiconductor Technology Co., Ltd. (China)	57,593	13,438,328
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	870,682	5,449,726
		671,517,205
Software-10.18%
360 Security Technology, Inc., A Shares (China)	4,661,718	7,655,011
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	467,108	449,776
Beijing Kingsoft Office Software, Inc., A Shares (China)	307,962	11,403,958
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,498,600	2,228,268
Business-intelligence of Oriental Nations Corp. Ltd., A Shares (China)(b)	763,083	1,733,189
China National Software & Service Co. Ltd., A Shares (China)(b)	625,731	3,468,147
Empyrean Technology Co. Ltd., A Shares (China)	363,885	4,751,996
Geovis Technology Co., Ltd., A Shares (China)	542,600	4,520,746
Horizon Robotics (China)(b)(c)	86,439,425	81,318,901
Hundsun Technologies, Inc., A Shares (China)	1,267,434	5,002,563
Iflytek Co. Ltd., A Shares (China)	1,542,497	10,865,248
Jiangsu Hoperun Software Co. Ltd. (China)	533,586	3,554,575
Kingdee International Software Group Co. Ltd. (China)(b)	27,094,686	29,970,958
Longshine Technology Group Co. Ltd., A Shares (China)	723,764	1,457,024
	Shares	Value
Software-(continued)
Neusoft Corp., A Shares (China)	796,814	$1,036,048
Newland Digital Technology Co. Ltd., A Shares (China)	678,787	1,984,453
Qi An Xin Technology Group, Inc. (China)(b)	458,717	2,035,747
Sangfor Technologies, Inc., A Shares (China)	282,696	4,885,692
SenseTime Group, Inc., B Shares (China)(b)(c)(d)	276,275,064	70,598,396
Shanghai Baosight Software Co. Ltd., A Shares (China)	1,447,091	4,821,985
Shanghai Baosight Software Co. Ltd., B Shares (China)	6,872,829	6,748,953
Shanghai Stonehill Technology Co. Ltd., A Shares (China)(b)	3,806,592	4,830,509
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	473,440	2,602,529
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)(b)	633,923	1,274,994
Sinosoft Co. Ltd., A Shares (China)	556,766	1,344,699
Thunder Software Technology Co. Ltd., A Shares (China)	308,276	2,903,700
Topsec Technologies Group, Inc., A Shares (China)	790,196	849,872
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	2,289,540	3,931,467
		278,229,404
Technology Hardware, Storage & Peripherals-2.51%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	2,161,312	6,271,246
GRG Banking Equipment Co. Ltd., A Shares (China)	1,663,837	2,848,375
Huaqin Technology Co. Ltd. (China)	585,227	8,935,900
IEIT Systems Co. Ltd., A Shares (China)	981,200	10,084,647
Legend Holdings Corp., H Shares (China)(b)(d)	5,145,164	6,253,255
Ninestar Corp., A Shares (China)(b)	953,441	2,684,343
Sharetronic Data Technology Co. Ltd. (China)	321,860	12,365,994
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)(b)	277,309	16,579,707
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	2,244,872	2,636,037
		68,659,504
Textiles, Apparel & Luxury Goods-0.10%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	1,071,014	2,710,974
Trading Companies & Distributors-0.07%
Beijing United Information Technology Co. Ltd., A Shares (China)	475,365	1,895,668
Total Common Stocks & Other Equity Interests (Cost $2,407,523,523)		2,730,715,853
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $2,954,426)	2,954,426	$2,954,426
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,410,477,949)		2,733,670,279
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.47%
Invesco Private Government Fund, 3.63%(e)(f)(g)	33,947,494	33,947,494
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(e)(f)(g)	88,160,196	$88,169,012
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $122,116,506)		122,116,506
TOTAL INVESTMENTS IN SECURITIES-104.48% (Cost $2,532,594,455)		2,855,786,785
OTHER ASSETS LESS LIABILITIES-(4.48)%		(122,482,634)
NET ASSETS-100.00%		$2,733,304,151

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $557,509,606, which represented 20.40% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$940,970	$450,306,881	$(448,293,425)	$-	$-	$2,954,426	$141,018
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	53,202,496	205,257,773	(224,512,775)	-	-	33,947,494	738,749 *
Invesco Private Prime Fund	138,564,622	487,961,779	(538,338,028)	733	(20,094)	88,169,012	1,994,703 *
Total	$192,708,088	$1,143,526,433	$(1,211,144,228)	$733	$(20,094)	$125,070,932	$2,874,470

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.90%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Australia-1.36%
Mineral Resources Ltd.(a)	101,050	$4,749,853
PLS Group Ltd.(a)(b)	1,306,166	5,803,603
		10,553,456
Austria-0.61%
BAWAG Group AG(c)	27,758	4,751,155
Belgium-0.60%
D’Ieteren Group	22,349	4,615,871
Canada-11.30%
Bombardier, Inc., Class B(a)	90,471	19,185,622
Constellation Software, Inc.	11,527	20,951,091
Finning International, Inc.	63,012	4,605,418
Loblaw Cos. Ltd.	81,970	3,771,186
Lundin Gold, Inc.	69,537	4,663,899
Royal Bank of Canada	81,398	14,610,495
Toromont Industries Ltd.	127,449	19,777,957
		87,565,668
China-1.06%
Yangzijiang Shipbuilding Holdings Ltd.	2,398,233	8,174,271
Denmark-1.44%
AL Sydbank A/S	50,978	4,345,780
Ringkjoebing Landbobank A/S	27,345	6,829,298
		11,175,078
Finland-1.51%
Konecranes OYJ	115,970	3,806,858
Neste OYJ	108,797	3,756,230
Wartsila OYJ Abp	99,383	4,171,678
		11,734,766
Georgia-1.53%
Lion Finance Group PLC	79,283	11,865,202
Germany-3.84%
Allianz SE	9,171	4,186,555
HOCHTIEF AG	11,774	6,329,171
Siemens Energy AG, Class A	90,796	19,231,842
		29,747,568
Ireland-1.81%
AIB Group PLC	554,805	6,391,725
Bank of Ireland Group PLC	388,641	7,651,310
		14,043,035
Israel-10.32%
Bank Hapoalim B.M.	178,200	4,773,987
Elbit Systems Ltd.	4,359	3,621,054
First International Bank of Israel Ltd. (The)	109,384	9,135,210
Harel Insurance Investments & Financial Services Ltd.	98,897	6,114,769
Israel Discount Bank Ltd., Class A	400,684	4,450,909
Mizrahi Tefahot Bank Ltd.	220,330	17,299,460
Next Vision Stabilized Systems Ltd.	168,303	19,302,488
OPC Energy Ltd.(a)	113,914	4,759,958
Tel Aviv Stock Exchange Ltd. (The)	209,152	10,508,420
		79,966,255
	Shares	Value
Italy-4.52%
BPER Banca S.p.A.	593,058	$8,750,123
Leonardo S.p.A.	123,131	7,685,085
Prysmian S.p.A.	36,359	5,527,716
UniCredit S.p.A.	78,282	6,046,731
Unipol Assicurazioni S.p.A.	269,520	7,038,591
		35,048,246
Japan-18.09%
77 Bank Ltd. (The)	235,600	4,531,192
Advantest Corp.	43,747	8,160,558
Ebara Corp.	137,900	4,712,755
Food & Life Cos. Ltd.	60,884	3,538,295
Fujikura Ltd.	728,560	28,083,123
Furukawa Electric Co. Ltd.	58,652	15,913,865
Gunma Bank Ltd. (The)	284,500	3,891,800
IHI Corp.	248,809	4,540,288
ITOCHU Corp.	308,028	3,813,771
JX Advanced Metals Corp.	322,980	10,010,652
Kandenko Co. Ltd.	108,272	4,718,468
Kawasaki Heavy Industries Ltd.	222,832	4,576,687
Mitsubishi Corp.	118,112	3,779,110
Mitsubishi Heavy Industries Ltd.	395,940	11,805,873
Mitsui & Co. Ltd.	108,304	4,062,483
Mitsui Kinzoku Co. Ltd.	28,920	7,938,416
Modec, Inc.	85,744	7,082,594
Resonac Holdings Corp.	53,372	4,879,617
Sumitomo Electric Industries Ltd.	63,320	4,164,635
		140,204,182
Netherlands-1.21%
ING Groep N.V.	147,005	4,252,357
Koninklijke Ahold Delhaize N.V.	109,834	5,149,506
		9,401,863
Norway-1.85%
Kongsberg Gruppen ASA	313,634	10,445,835
SpareBank 1 Sor-Norge ASA, Class B	181,400	3,904,391
		14,350,226
Portugal-0.80%
Banco Comercial Portugues S.A., Class R	5,789,148	6,184,756
Singapore-1.83%
DBS Group Holdings Ltd.	82,064	3,781,797
Keppel Ltd.	396,584	3,392,532
Keppel REIT	43,920	30,904
Oversea-Chinese Banking Corp. Ltd.	404,464	6,973,951
		14,179,184
South Korea-17.00%
ABLBio, Inc.(a)	56,372	5,244,035
APR Co., Ltd.	25,157	7,223,677
DB Insurance Co. Ltd.	30,412	3,460,689
Doosan Co. Ltd.	14,756	16,291,182
Doosan Enerbility Co. Ltd.(a)	64,863	5,652,987
Ecopro Co. Ltd.(a)	36,425	3,812,464
Hanmi Semiconductor Co. Ltd.	18,755	4,751,571
Hanwha Systems Co. Ltd.	153,071	12,139,907
HD Hyundai Co. Ltd.	22,241	4,722,115
Hyundai Engineering & Construction Co. Ltd.	45,388	5,026,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
LS Electric Co. Ltd.	39,039	$7,497,284
Mirae Asset Securities Co. Ltd.	195,483	8,682,963
Rainbow Robotics(a)	8,596	3,914,568
Sam Chun Dang Pharm Co. Ltd.	12,215	3,492,611
Samsung Electro-Mechanics Co. Ltd.	11,802	6,770,632
Samsung Heavy Industries Co. Ltd.(a)	194,990	4,294,967
SK hynix, Inc.	12,129	10,816,262
SK Square Co. Ltd.(a)	30,915	17,992,558
		131,787,203
Spain-3.21%
ACS Actividades de Construccion y Servicios S.A.	39,413	5,677,885
Banco Bilbao Vizcaya Argentaria S.A.	244,725	5,401,358
CaixaBank S.A.	405,072	5,153,267
Iberdrola S.A.	163,763	3,837,337
Indra Sistemas S.A.(b)	83,965	4,826,730
		24,896,577
Sweden-3.34%
Industrivarden AB, Class A	75,724	4,014,570
Investor AB, Class B(b)	320,066	12,963,177
Saab AB, Class B	146,629	8,882,427
		25,860,174
Switzerland-6.66%
ABB Ltd.	224,467	22,682,214
Accelleron Industries AG	39,150	4,190,770
Flughafen Zureich AG	55,741	15,813,847
Swiss Life Holding AG(b)	7,584	8,896,426
		51,583,257
United Kingdom-5.03%
BAE Systems PLC	140,020	3,889,019
Centrica PLC	1,406,811	4,103,198
Diploma PLC	53,734	5,078,254
	Shares	Value
United Kingdom-(continued)
Halma PLC	193,629	$11,635,885
Rolls-Royce Holdings PLC	886,468	14,244,743
		38,951,099
United States-0.69%
Ferrovial N.V.	77,997	5,353,439
Total Common Stocks & Other Equity Interests (Cost $608,042,650)		771,992,531
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $420,784)	420,784	420,784
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $608,463,434)		772,413,315
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.37%
Invesco Private Government Fund, 3.63%(d)(e)(f)	2,932,150	2,932,150
Invesco Private Prime Fund, 3.78%(d)(e)(f)	7,666,625	7,667,392
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,599,542)		10,599,542
TOTAL INVESTMENTS IN SECURITIES-101.03% (Cost $619,062,976)		783,012,857
OTHER ASSETS LESS LIABILITIES-(1.03)%		(7,988,224)
NET ASSETS-100.00%		$775,024,633

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$66,126,901	$(65,706,117)	$-	$-	$420,784	$33,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,185,236	$91,506,970	$(93,760,056)	$-	$-	$2,932,150	$119,767 *
Invesco Private Prime Fund	13,452,730	155,315,937	(161,098,828)	-	(2,447)	7,667,392	315,264 *
Total	$18,637,966	$312,949,808	$(320,565,001)	$-	$(2,447)	$11,020,326	$468,205

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Brazil-3.81%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	248,406	$1,652,751
Cia de Saneamento de Minas Gerais COPASA MG	93,338	1,012,361
Direcional Engenharia S.A.	727,149	1,875,374
Itau Unibanco Holding S.A., Preference Shares	124,996	1,083,529
Marcopolo S.A., Preference Shares	1	1
Telefonica Brasil S.A.	119,783	943,618
Ultrapar Participacoes S.A.	179,701	1,079,851
		7,647,485
China-15.01%
China Coal Energy Co. Ltd., H Shares	1,603,320	2,999,075
China Hongqiao Group Ltd.	401,856	1,700,805
China Life Insurance Co. Ltd., H Shares	265,151	978,000
China Shenhua Energy Co. Ltd., H Shares(a)	408,531	2,537,338
Consun Pharmaceutical Group Ltd.	1,398,182	2,896,784
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	423,901	992,307
CStone Pharmaceuticals(b)(c)	2,534,403	3,043,452
Dekon Food And Agriculture Group, H Shares(a)(b)	93,051	795,002
Dongfang Electric Corp. Ltd., H Shares(a)	321,711	1,611,301
Goldwind Science & Technology Co. Ltd., H Shares	519,956	1,153,976
PetroChina Co. Ltd., H Shares	1,585,251	2,444,882
Sany Heavy Equipment International Holdings Co. Ltd.	625,432	864,389
Shanghai Conant Optical Co. Ltd., H Shares(a)	516,750	3,111,378
Sinotrans Ltd., H Shares	2,146,714	1,400,460
Sinotruk Hong Kong Ltd.	267,088	1,313,519
Weichai Power Co. Ltd., H Shares	276,778	1,375,613
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	896,399	902,610
		30,120,891
Hungary-0.78%
OTP Bank Nyrt.	11,709	1,568,098
Indonesia-0.44%
PT Merdeka Copper Gold Tbk(c)	4,737,309	886,513
Malaysia-2.99%
Alliance Bank Malaysia Bhd.	756,150	888,388
AMMB Holdings Bhd.	582,797	903,062
KPJ Healthcare Bhd.	1,371,116	1,150,671
RHB Bank Bhd.	430,356	882,435
Sunway Bhd.	889,678	1,204,831
Telekom Malaysia Bhd.	515,640	972,360
		6,001,747
Mexico-3.62%
Fibra Uno Administracion S.A. de C.V.(a)	601,660	1,030,367
Gentera S.A.B. de C.V.	1,372,244	3,585,763
Grupo Mexico S.A.B. de C.V., Class B(a)	146,275	1,597,064
Prologis Property Mexico S.A. de C.V.	227,642	1,039,026
		7,252,220
Peru-0.57%
Credicorp Ltd.	3,518	1,140,430
	Shares	Value
Philippines-0.99%
International Container Terminal Services, Inc.	170,686	$1,978,194
South Africa-4.74%
Capitec Bank Holdings Ltd.	3,883	1,005,460
Momentum Group Ltd.	445,605	1,010,209
MTN Group Ltd.	78,727	988,500
PSG Financial Services Ltd.	707,595	1,200,064
Resilient REIT Ltd.(a)	217,307	1,079,484
Sasol Ltd.(c)	84,576	1,172,577
Thungela Resources Ltd.(a)	91,723	795,403
Vukile Property Fund Ltd.	1,580,977	2,259,960
		9,511,657
Taiwan-61.09%
Accton Technology Corp.	106,781	7,820,278
AP Memory Technology Corp.	52,978	1,426,567
ASE Technology Holding Co. Ltd.	155,808	2,442,237
Asia Vital Components Co. Ltd.	24,037	2,200,666
Bizlink Holding, Inc.	44,495	3,995,346
ChipMOS Technologies, Inc.(c)	476,794	1,071,697
Chroma ATE, Inc.	37,844	2,585,893
Compeq Manufacturing Co. Ltd.	192,526	1,501,306
CTBC Financial Holding Co. Ltd.	617,244	1,020,936
Delta Electronics, Inc.	28,572	2,003,625
Elite Material Co. Ltd.	23,308	3,473,000
Elite Semiconductor Microelectronics Technology, Inc.	173,053	953,061
Fortune Electric Co. Ltd.	32,000	911,247
Fositek Corp.	23,063	1,547,353
Global Unichip Corp.	11,346	1,568,726
Gold Circuit Electronics Ltd.	57,963	2,623,751
Hua Nan Financial Holdings Co. Ltd.	969,595	983,692
I-Chiun Precision Industry Co. Ltd.	181,829	1,574,192
Jentech Precision Industrial Co. Ltd.	10,338	1,799,805
Kaori Heat Treatment Co. Ltd.	44,472	1,817,994
King Slide Works Co. Ltd.	9,330	1,183,683
King Yuan Electronics Co. Ltd.	112,157	1,096,604
Kinsus Interconnect Technology Corp.	134,871	2,291,244
Macronix International Co. Ltd.(c)	554,387	2,770,778
Marketech International Corp.	488,588	5,969,285
Mega Union Technology, Inc.	93,996	2,712,472
Nan Ya Plastics Corp.	372,734	1,069,890
Nan Ya Printed Circuit Board Corp.	99,712	3,229,503
Nanya Technology Corp.(c)	373,443	2,643,742
Powerchip Semiconductor Manufacturing Corp.(c)	700,892	1,188,287
President Securities Corp.	1,086,133	1,230,369
Sigurd Microelectronics Corp.	939,929	5,423,233
SinoPac Financial Holdings Co. Ltd.	1,561,629	1,530,181
Supreme Electronics Co. Ltd.	1,227,092	3,224,256
Taiwan Semiconductor Manufacturing Co. Ltd.	83,961	5,828,730
Test Research, Inc.	113,155	1,241,522
Topco Scientific Co. Ltd.	451,439	5,860,042
Transcend Information, Inc.	144,418	1,174,487
Tripod Technology Corp.	246,888	3,556,973
TS Financial Holding Co. Ltd.	1,491,907	1,125,369
Unimicron Technology Corp.	127,036	3,608,248
Unitech Printed Circuit Board Corp.	468,105	868,508
United Integrated Services Co. Ltd.	176,795	5,393,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Taiwan-(continued)
United Renewable Energy Co. Ltd.(c)	1,679,751	$850,251
Winbond Electronics Corp.	689,368	2,033,806
WinWay Technology Co. Ltd.	13,292	4,469,405
WT Microelectronics Co. Ltd.	120,000	779,690
Yageo Corp.	124,130	1,265,591
Yankey Engineering Co. Ltd.	214,161	4,315,002
Yuanta Financial Holding Co. Ltd.	789,807	1,308,524
		122,564,754
Thailand-3.68%
Kasikornbank PCL, NVDR	160,306	954,369
Krung Thai Bank PCL, NVDR	1,080,207	1,094,302
Thanachart Capital PCL, NVDR	579,279	995,567
Tisco Financial Group PCL, NVDR	1,288,006	4,327,164
		7,371,402
Turkey-2.01%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	433,796	4,039,417
Total Common Stocks & Other Equity Interests (Cost $143,883,643)		200,082,808
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $160,371)	160,371	160,371
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $144,044,014)		200,243,179
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.91%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,625,549	$1,625,549
Invesco Private Prime Fund, 3.78%(d)(e)(f)	4,223,056	4,223,478
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,849,027)		5,849,027
TOTAL INVESTMENTS IN SECURITIES-102.72% (Cost $149,893,041)		206,092,206
OTHER ASSETS LESS LIABILITIES-(2.72)%		(5,462,527)
NET ASSETS-100.00%		$200,629,679

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $3,838,454, which represented 1.91% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$21,482,659	$(21,322,288)	$-	$-	$160,371	$6,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$877,193	$9,134,128	$(8,385,772)	$-	$-	$1,625,549	$27,784 *
Invesco Private Prime Fund	2,282,754	24,021,797	(22,080,517)	-	(556)	4,223,478	74,903 *
Total	$3,159,947	$54,638,584	$(51,788,577)	$-	$(556)	$6,009,398	$109,068

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Clean Energy ETF (PBD)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Austria-0.84%
Verbund AG	23,064	$1,739,366
Belgium-0.86%
Elia Group S.A./N.V.(a)	10,824	1,794,144
Canada-4.01%
Ballard Power Systems, Inc.(a)	798,415	2,715,937
Boralex, Inc., Class A	84,075	2,270,661
Canadian Solar, Inc.(a)(b)	83,202	1,272,159
NFI Group, Inc.(a)	130,675	2,089,110
		8,347,867
Chile-1.05%
Sociedad Quimica y Minera de Chile S.A., ADR(a)	23,616	2,176,687
China-13.65%
BYD Co. Ltd., H Shares(b)	131,240	1,745,498
CALB Group Co. Ltd., H Shares(a)(c)	482,839	2,198,806
China Datang Corp. Renewable Power Co. Ltd., H Shares(b)	6,251,800	1,218,225
Contemporary Amperex Technology Co. Ltd.(b)	24,423	1,929,989
Flat Glass Group Co. Ltd., H Shares(a)(b)	1,117,083	1,278,685
Ganfeng Lithium Group Co. Ltd., H Shares(c)	206,717	2,223,116
Hainan Drinda New Energy Technology Co. Ltd., H Shares(a)	320,416	1,384,118
JinkoSolar Holding Co. Ltd., ADR(b)	60,626	1,415,617
NIO, Inc., ADR(a)(b)	334,489	2,137,385
REPT BATTERO Energy Co. Ltd.(a)	927,693	2,101,838
Tianneng Power International Ltd.	1,650,890	1,213,490
Wasion Holdings Ltd.	488,468	1,693,596
Xinyi Energy Holdings Ltd.	10,188,586	1,552,355
Xinyi Solar Holdings Ltd.(b)	3,603,739	1,326,431
XPeng, Inc., ADR(a)(b)	93,543	1,524,751
Yadea Group Holdings Ltd.(c)	1,125,091	1,726,824
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	289,842	1,768,874
		28,439,598
Denmark-2.77%
NKT A/S(a)	12,376	1,827,241
Orsted A/S(a)(c)	71,124	1,901,225
Vestas Wind Systems A/S	66,724	2,050,773
		5,779,239
Finland-0.95%
Kempower OYJ(a)(b)	117,761	1,981,373
France-3.24%
Legrand S.A.	9,349	1,674,146
Nexans S.A.	9,929	1,852,340
Rexel S.A.	36,982	1,563,292
SPIE S.A.	28,535	1,654,831
		6,744,609
Germany-4.65%
Nordex SE(a)	43,698	2,490,495
SMA Solar Technology AG(a)	42,421	2,716,767
Verbio SE(a)	58,534	2,595,903
Wacker Chemie AG	17,252	1,892,184
		9,695,349
	Shares	Value
Ireland-0.74%
Kingspan Group PLC(b)	16,565	$1,531,873
Israel-2.83%
Energix-Renewable Energies Ltd.	234,606	1,739,730
Enlight Renewable Energy Ltd.(a)	25,271	2,245,646
OY Nofar Energy Ltd.(a)	30,313	1,907,309
		5,892,685
Italy-2.64%
ERG S.p.A.(b)	63,729	1,721,436
Prysmian S.p.A.	13,691	2,081,464
Terna S.p.A.	141,060	1,695,842
		5,498,742
Japan-6.43%
GS Yuasa Corp.	56,418	2,279,117
RENOVA, Inc.(a)(b)	336,778	2,411,797
Sanyo Denki Co. Ltd.	53,053	2,346,505
Tamura Corp.	375,848	2,008,445
Toyo Tanso Co. Ltd.(b)	42,132	1,639,910
West Holdings Corp.	146,986	2,716,303
		13,402,077
Netherlands-0.97%
Alfen N.V.(a)(b)(c)	144,844	2,026,983
New Zealand-0.80%
Mercury NZ Ltd.	423,144	1,669,667
South Africa-0.84%
Scatec ASA(a)(c)	134,975	1,749,542
South Korea-10.89%
CS Wind Corp.(a)	54,135	2,635,248
Doosan Fuel Cell Co. Ltd.(a)(b)	64,624	2,704,319
Ecopro BM Co. Ltd.	11,520	1,622,095
HD Hyundai Electric Co. Ltd.(b)	2,468	2,122,280
LG Energy Solution Ltd.(a)	5,816	1,825,838
Lotte Energy Materials Corp.(a)(b)	54,444	2,471,201
LS Corp.	9,519	2,961,489
LS Electric Co. Ltd.	17,765	3,411,697
Samsung SDI Co. Ltd.(a)	6,185	2,929,259
		22,683,426
Spain-4.70%
Acciona S.A.(b)	7,485	2,177,643
Corporacion ACCIONA Energias Renovables S.A.(b)	65,651	1,725,139
EDP Renovaveis S.A.	104,588	1,747,901
Grenergy Renovables S.A.(a)	13,684	1,940,978
Solaria Energia y Medio Ambiente S.A.(a)	77,288	2,202,859
		9,794,520
Sweden-0.82%
NIBE Industrier AB, Class B(b)	378,254	1,715,928
Switzerland-0.78%
Landis+Gyr Group AG(a)	24,305	1,631,173
Taiwan-11.65%
AcBel Polytech, Inc.	1,083,680	1,649,704
Allis Electric Co. Ltd.	425,956	1,491,431
Chung-Hsin Electric and Machinery Manufacturing Corp.	317,540	1,498,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Clean Energy ETF (PBD)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Taiwan-(continued)
Delta Electronics, Inc.	41,502	$2,910,348
Fortune Electric Co. Ltd.	53,380	1,520,074
FSP Technology, Inc.	960,056	1,513,553
J & V Energy Technology Co. Ltd.	504,928	1,347,774
Motech Industries, Inc.	2,040,105	1,780,146
Phihong Technology Co. Ltd.(a)	1,848,404	1,412,998
Shihlin Electric & Engineering Corp.	245,204	1,482,054
Sino-American Silicon Products, Inc.	457,829	1,982,317
Ta Ya Electric Wire & Cable Co. Ltd.	1,330,634	1,363,861
Teco Electric and Machinery Co. Ltd.	652,086	1,312,370
TSEC Corp.(a)	1,402,467	1,590,564
Voltronic Power Technology Corp.	57,305	1,423,981
		24,279,195
United Kingdom-3.82%
Ceres Power Holdings PLC(a)(b)	418,709	3,537,751
ITM Power PLC(a)(b)	2,044,827	4,427,094
		7,964,845
United States-19.86%
Array Technologies, Inc.(a)(b)	154,885	1,198,810
Atkore, Inc.	25,178	1,967,661
Bloom Energy Corp., Class A(a)	11,909	3,374,534
Blue Bird Corp.(a)(b)	29,587	1,896,823
Core & Main, Inc., Class A(a)	28,730	1,447,130
Darling Ingredients, Inc.(a)	32,910	2,113,809
Enphase Energy, Inc.(a)(b)	37,510	1,236,330
Eos Energy Enterprises, Inc.(a)(b)	153,449	1,028,108
EVgo, Inc.(a)(b)	567,027	1,190,757
First Solar, Inc.(a)	7,510	1,516,194
Green Plains, Inc.(a)(b)	118,945	2,067,264
HA Sustainable Infrastructure Capital, Inc.(b)	46,210	1,938,509
Hubbell, Inc.	3,208	1,630,209
Itron, Inc.(a)	17,293	1,449,153
Lucid Group, Inc.(a)(b)	166,907	1,063,198
Ormat Technologies, Inc.(b)	13,751	1,579,990
Plug Power, Inc.(a)(b)	909,736	2,847,474
QuantumScape Corp.(a)(b)	213,228	1,554,432
	Shares	Value
United States-(continued)
Rivian Automotive, Inc., Class A(a)(b)	118,265	$1,939,546
SES AI Corp.(a)(b)	979,716	1,028,702
Shoals Technologies Group, Inc., Class A(a)(b)	171,399	1,360,908
Signify N.V.(b)	70,111	1,593,791
SolarEdge Technologies, Inc.(a)(b)	48,117	2,062,295
Sunrun, Inc.(a)	90,973	1,158,086
Universal Display Corp.(b)	13,060	1,137,395
		41,381,108
Total Common Stocks & Other Equity Interests (Cost $149,695,183)		207,919,996
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $82,156)	82,156	82,156
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $149,777,339)		208,002,152
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.81%
Invesco Private Government Fund, 3.63%(d)(e)(f)	14,374,481	14,374,481
Invesco Private Prime Fund, 3.78%(d)(e)(f)	37,325,437	37,329,170
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,706,907)		51,703,651
TOTAL INVESTMENTS IN SECURITIES-124.64% (Cost $201,484,246)		259,705,803
OTHER ASSETS LESS LIABILITIES-(24.64)%		(51,338,758)
NET ASSETS-100.00%		$208,367,045

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $13,595,370, which represented 6.52% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Clean Energy ETF (PBD)—(continued)
April 30, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,804,624	$(8,722,468)	$-	$-	$82,156	$2,011
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,186,590	33,814,456	(24,626,565)	-	-	14,374,481	206,641 *
Invesco Private Prime Fund	13,486,928	72,994,076	(49,145,745)	(3,065)	(3,024)	37,329,170	560,332 *
Total	$18,673,518	$115,613,156	$(82,494,778)	$(3,065)	$(3,024)	$51,785,807	$768,984

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global Water ETF (PIO)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.54%
Brazil-9.15%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,860,213	$25,683,618
Canada-3.87%
Stantec, Inc.	119,146	10,859,785
Chile-0.22%
Aguas Andinas S.A., Class A	1,653,435	623,436
France-4.15%
Veolia Environnement S.A.	275,925	11,662,691
India-2.63%
Astral Ltd.	137,554	2,226,338
Jindal Saw Ltd.	1,579,518	3,726,327
VA Tech Wabag Ltd.	89,512	1,431,330
		7,383,995
Japan-13.70%
Ebara Corp.(a)	660,828	22,583,907
Ebara Jitsugyo Co. Ltd.	16,296	249,346
Kurita Water Industries Ltd.	108,116	5,837,785
METAWATER Co. Ltd.	32,854	709,967
Miura Co. Ltd.	112,183	2,321,098
Organo Corp.(a)	66,896	6,753,574
		38,455,677
Netherlands-1.41%
Arcadis N.V.(a)	92,273	3,949,814
Philippines-0.09%
Manila Water Co., Inc.	338,118	242,266
South Korea-2.72%
Coway Co. Ltd.	131,514	7,645,995
Switzerland-7.64%
Belimo Holding AG	6,155	5,631,454
Geberit AG	13,912	9,392,775
Georg Fischer AG(a)	73,686	4,027,095
Sulzer AG(a)	12,645	2,404,801
		21,456,125
United Kingdom-7.64%
Genuit Group PLC	319,222	1,123,500
Halma PLC	159,587	9,590,175
Severn Trent PLC	118,947	5,280,265
United Utilities Group PLC	276,067	5,467,374
		21,461,314
	Shares	Value
United States-46.32%
AECOM	71,537	$6,016,262
American Water Works Co., Inc.	75,189	9,655,771
Consolidated Water Co. Ltd.	19,267	617,507
Core & Main, Inc., Class A(b)	100,935	5,084,096
Ecolab, Inc.	75,983	19,801,170
Ferguson Enterprises, Inc.	44,891	12,017,769
IDEX Corp.	30,129	6,563,603
Pentair PLC	236,156	19,060,151
Roper Technologies, Inc.	67,004	23,773,689
Veralto Corp.	84,639	7,465,160
Waters Corp.(b)	36,639	11,329,878
Xylem, Inc.	73,438	8,677,434
		130,062,490
Total Common Stocks & Other Equity Interests (Cost $211,898,450)		279,487,206
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $537,287)	537,287	537,287
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $212,435,737)		280,024,493
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.69%
Invesco Private Government Fund, 3.63%(c)(d)(e)	7,562,863	7,562,863
Invesco Private Prime Fund, 3.78%(c)(d)(e)	19,647,113	19,649,078
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,213,158)		27,211,941
TOTAL INVESTMENTS IN SECURITIES-109.42% (Cost $239,648,895)		307,236,434
OTHER ASSETS LESS LIABILITIES-(9.42)%		(26,443,127)
NET ASSETS-100.00%		$280,793,307

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global Water ETF (PIO)—(continued)
April 30, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$61,691	$1,968,352	$(1,492,756)	$-	$-	$537,287	$1,409
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	286,478	24,081,113	(16,804,728)	-	-	7,562,863	81,038 *
Invesco Private Prime Fund	749,464	60,591,056	(41,687,345)	(1,181)	(2,916)	19,649,078	218,508 *
Total	$1,097,633	$86,640,521	$(59,984,829)	$(1,181)	$(2,916)	$27,749,228	$300,955

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International BuyBack AchieversTM ETF (IPKW)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.33%
Australia-0.57%
Dyno Nobel Ltd.	734,288	$1,741,147
Helia Group Ltd.	127,266	494,581
L1 Group Ltd.(a)	568,609	460,447
WEB Travel Group Ltd.(a)(b)	167,731	323,825
		3,020,000
Belgium-0.86%
Groupe Bruxelles Lambert N.V.	46,373	4,329,777
Tessenderlo Group S.A.(a)	9,658	242,190
		4,571,967
Brazil-0.48%
Karoon Energy Ltd.	301,592	474,774
Pagseguro Digital Ltd., Class A(a)	90,862	910,437
StoneCo Ltd., Class A	103,564	1,137,133
		2,522,344
Canada-7.23%
Air Canada(b)	154,804	2,121,148
Altus Group Ltd.(a)	14,939	495,662
Athabasca Oil Corp.(b)	253,072	2,223,746
AtkinsRealis Group, Inc.	72,017	4,959,337
Aurinia Pharmaceuticals, Inc.(b)	70,141	1,079,119
Canadian Apartment Properties REIT(a)	81,208	2,182,491
CCL Industries, Inc., Class B	78,375	4,939,393
CES Energy Solutions Corp.	89,688	1,274,385
Chemtrade Logistics Income Fund	60,996	764,971
Imperial Oil Ltd.(a)	51,018	6,820,392
Lightspeed Commerce, Inc.(b)	45,620	421,979
Mattr Corp.(a)(b)	13,592	95,167
Minto Apartment REIT	21,090	270,230
Obsidian Energy Ltd.(b)	33,776	480,919
Onex Corp.	32,552	2,737,180
Open Text Corp.(a)	107,074	2,422,165
Secure Waste Infrastructure Corp.	114,416	1,946,022
Superior Plus Corp.	114,614	631,552
Tamarack Valley Energy Ltd.	256,066	2,396,797
		38,262,655
China-3.97%
Ascletis Pharma, Inc.(b)(c)	190,055	404,037
Baidu, Inc., A Shares(b)	921,214	14,544,584
China National Building Material Co. Ltd., H Shares	1,959,936	1,276,986
J&T Global Express Ltd.(b)	3,635,813	4,551,819
Linklogis, Inc., B Shares(a)(c)	726,460	226,980
		21,004,406
Denmark-1.96%
AL Sydbank A/S	35,750	3,047,621
Alm Brand A/S	375,557	878,103
ISS A/S	82,700	3,032,412
Pandora A/S	41,672	3,169,729
Scandinavian Tobacco Group A/S(c)	21,100	223,307
		10,351,172
France-4.68%
TotalEnergies SE	266,443	24,759,509
	Shares	Value
Georgia-0.14%
Georgia Capital PLC(b)	13,996	$744,612
Germany-0.13%
Nagarro SE	3,885	197,306
TeamViewer SE(b)(c)	86,245	481,637
		678,943
Hong Kong-0.05%
Skyworth Group Ltd.(b)	358,576	288,243
Indonesia-0.22%
PT Alamtri Resources (Indonesia) Tbk	6,976,219	1,017,440
PT Bukalapak.com Tbk(b)	19,043,540	164,205
		1,181,645
Ireland-4.08%
AIB Group PLC	1,066,268	12,284,121
Bank of Ireland Group PLC	446,773	8,795,775
Glenveagh Properties PLC(b)(c)	217,732	540,012
		21,619,908
Israel-0.38%
Plus500 Ltd.	32,811	1,990,278
Italy-5.44%
Infrastrutture Wireless Italiane S.p.A.(a)(c)	172,047	1,458,616
UniCredit S.p.A.(a)	354,221	27,361,068
		28,819,684
Japan-25.80%
Aisin Corp.	316,276	5,010,521
Anicom Holdings, Inc.(a)	31,616	302,850
Avex, Inc.	18,403	138,892
Buffalo, Inc.(a)	6,624	104,363
Canon Marketing Japan, Inc.	58,609	1,332,619
Credit Saison Co. Ltd.	97,816	2,706,795
ENEOS Holdings, Inc.	1,356,410	11,380,884
Exedy Corp.	24,129	943,756
Hiday Hidaka Corp.	16,541	300,013
Honda Motor Co. Ltd.	2,391,132	19,384,128
Idemitsu Kosan Co. Ltd.	509,809	4,357,923
Iriso Electronics Co. Ltd.	10,682	229,850
JTEKT Corp.	117,689	1,436,004
Kansai Paint Co. Ltd.(a)	81,718	1,225,208
Kawasaki Kisen Kaisha Ltd.(a)	205,680	3,350,075
Keihan Holdings Co. Ltd.	56,373	1,167,459
Koito Manufacturing Co. Ltd.	133,198	2,158,990
K’s Holdings Corp.	82,430	951,883
Kurabo Industries Ltd.	8,065	487,106
Kureha Corp.(a)	24,198	606,713
LY Corp.	1,379,818	3,625,760
Maxell Ltd.	24,776	316,274
Mebuki Financial Group, Inc.	474,620	3,936,685
Megachips Corp.(a)	8,282	515,776
Mitsubishi Motors Corp.(a)	423,755	826,823
Morinaga & Co. Ltd.	41,749	711,726
NHK Spring Co. Ltd.	103,565	1,890,437
Nikon Corp.(a)	124,924	1,380,786
Nippon Electric Glass Co. Ltd.	43,958	2,292,518
Nippon Yusen K.K.(a)	202,668	7,276,653
Nissan Motor Co. Ltd.(a)(b)	1,253,824	2,866,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Raito Kogyo Co. Ltd.	21,340	$519,529
Restar Corp.	12,403	227,486
Ricoh Co. Ltd.	300,511	2,531,822
Sankyu, Inc.	26,506	1,423,002
Santen Pharmaceutical Co. Ltd.	169,949	1,749,729
Sawai Group Holdings Co. Ltd.	56,021	753,687
Seino Holdings Co. Ltd.	85,100	1,303,128
Seria Co. Ltd.(a)	34,418	752,136
Seven Bank Ltd.(a)	292,401	493,283
Sompo Holdings, Inc.	328,628	12,218,322
Stanley Electric Co. Ltd.	49,888	972,726
Sumitomo Bakelite Co. Ltd.	31,212	1,098,264
Suruga Bank Ltd.	88,366	1,308,946
Suzuken Co. Ltd.	38,034	1,344,970
Systena Corp.	170,737	466,615
T&D Holdings, Inc.(a)	242,020	5,858,051
Toho Gas Co. Ltd.	191,488	1,436,445
Tokyo Gas Co. Ltd.	184,025	7,808,036
TOPPAN Holdings, Inc.	136,771	4,061,430
Toyo Seikan Group Holdings Ltd.	60,626	1,256,221
TRE Holdings Corp.(a)	23,817	243,612
TS Tech Co. Ltd.	51,715	565,877
TSI Holdings Co. Ltd.	29,816	250,905
Ushio, Inc.	37,046	745,255
Wacoal Holdings Corp.	23,004	677,928
Wacom Co. Ltd.	57,689	265,272
Yamaha Corp.	244,217	1,741,185
Zeon Corp.	110,390	1,285,469
		136,574,827
Malaysia-0.11%
Nationgate Holdings Bhd.	441,600	82,818
Yinson Holdings Bhd.	909,500	491,196
		574,014
Mexico-0.23%
Corp. Inmobiliaria Vesta SAB de C.V.(a)	348,152	1,236,186
Netherlands-12.52%
ING Groep N.V.	975,249	28,210,655
NN Group N.V.	129,019	11,287,760
Prosus N.V.(b)	553,050	26,761,146
		66,259,561
Norway-3.41%
Equinor ASA	445,068	18,039,249
South Africa-0.22%
African Rainbow Minerals Ltd.	49,542	661,657
Thungela Resources Ltd.(a)	59,287	514,125
		1,175,782
South Korea-3.79%
DB HiTek Co. Ltd.	15,605	1,689,727
Hanwha Corp.	15,816	1,437,787
HL Holdings Corp.(b)	2,059	60,491
InBody Co. Ltd.	3,982	79,614
Korea Zinc Co. Ltd.	5,615	6,018,781
Mcnex Co. Ltd.	6,701	105,046
Meritz Financial Group, Inc.(b)	31,201	2,361,298
Mirae Asset Securities Co. Ltd.	146,462	6,505,548
Misto Holdings Corp.	14,563	400,597
NHN Corp.(b)	7,429	207,869
	Shares	Value
South Korea-(continued)
SFA Engineering Corp.	10,228	$218,902
Shinsegae, Inc.	2,900	801,474
SK Discovery Co. Ltd.	4,685	176,807
		20,063,941
Spain-1.79%
Banco de Sabadell S.A.	2,437,947	9,447,098
Sweden-2.06%
AcadeMedia AB(c)	31,858	340,210
Saab AB, Class B	174,592	10,576,357
		10,916,567
Taiwan-0.08%
AmTran Technology Co., Ltd.	322,000	427,885
United Kingdom-18.21%
Berkeley Group Holdings PLC (The)(b)	42,678	1,855,584
Centrica PLC	2,429,117	7,084,922
Computacenter PLC	34,186	1,728,433
Drax Group PLC	177,504	2,132,722
Future PLC	44,579	203,428
Inchcape PLC	176,745	1,991,297
International Consolidated Airlines Group S.A.	1,598,039	8,073,480
IP Group PLC(b)	354,160	291,766
JET2 PLC	85,355	1,265,301
Kainos Group PLC	40,337	455,759
Moonpig Group PLC	110,681	320,615
On the Beach Group PLC(c)	51,977	115,573
OSB Group PLC	185,832	1,334,036
Paragon Banking Group PLC	89,360	908,833
PayPoint PLC(a)	19,983	172,653
Sage Group PLC (The)	398,574	4,747,015
Shell PLC	525,704	23,868,721
Standard Chartered PLC	965,937	24,563,089
Trainline PLC(b)(c)	182,040	582,708
Vesuvius PLC	124,363	748,157
Vistry Group PLC(a)(b)	167,937	748,482
Vodafone Group PLC	8,312,426	13,207,829
		96,400,403
United States-0.92%
Aegon Ltd.	589,162	4,879,660
Total Common Stocks & Other Equity Interests (Cost $489,705,576)		525,810,539
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $1,291,467)	1,291,467	1,291,467
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $490,997,043)		527,102,006
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.78%
Invesco Private Government Fund, 3.63%(d)(e)(f)	12,866,775	12,866,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	33,608,618	$33,611,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,480,798)		46,478,754
TOTAL INVESTMENTS IN SECURITIES-108.35% (Cost $537,477,841)		573,580,760
OTHER ASSETS LESS LIABILITIES-(8.35)%		(44,216,245)
NET ASSETS-100.00%		$529,364,515

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $4,373,080, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,462	$18,997,803	$(17,726,798)	$-	$-	$1,291,467	$11,249
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,631,740	96,221,689	(85,986,654)	-	-	12,866,775	193,014 *
Invesco Private Prime Fund	6,858,390	182,948,487	(156,183,634)	(1,919)	(9,345)	33,611,979	544,332 *
Total	$9,510,592	$298,167,979	$(259,897,086)	$(1,919)	$(9,345)	$47,770,221	$748,595

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco MSCI Global Climate 500 ETF (KLMT)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Australia-1.79%
AngloGold Ashanti PLC	16,244	$1,505,701
ANZ Group Holdings Ltd.	74,382	1,972,955
BHP Group Ltd.	121,850	4,816,045
Brambles Ltd.	71,144	1,162,935
Commonwealth Bank of Australia	30,691	3,860,368
CSL Ltd.	13,355	1,203,756
Goodman Group	71,831	1,554,111
Macquarie Group Ltd.	11,602	1,990,365
National Australia Bank Ltd.	65,156	1,882,197
Telstra Group Ltd.	389,000	1,491,889
Transurban Group	158,206	1,601,153
Wesfarmers Ltd.	29,980	1,590,397
Westpac Banking Corp.	74,320	2,076,338
		26,708,210
Belgium-0.26%
Anheuser-Busch InBev S.A./N.V.	25,332	1,913,150
Groupe Bruxelles Lambert N.V.	20,465	1,910,786
		3,823,936
Brazil-0.47%
Axia Energia S.A., Preference Shares(a)	19,082	229,601
Axia Energia S.A., Preference Shares	72,600	1,000,319
Itausa S.A., Preference Shares	804,502	2,247,645
MercadoLibre, Inc.(a)	823	1,475,335
Motiva Infraestrutura de Mobilidade S.A.	308,200	989,724
NU Holdings Ltd., Class A(a)	71,686	1,038,013
		6,980,637
Canada-3.27%
Agnico Eagle Mines Ltd.	15,183	2,849,309
Bank of Montreal(b)	15,370	2,335,707
Bank of Nova Scotia (The)	28,927	2,245,982
Brookfield Corp.	48,254	2,174,993
Cameco Corp.	12,304	1,509,457
Canadian Imperial Bank of Commerce	20,784	2,314,474
Canadian National Railway Co.	14,691	1,646,761
Canadian Pacific Kansas City Ltd.(b)	22,150	1,922,563
Celestica, Inc.(a)	2,769	1,134,535
CGI, Inc., Class A	13,767	899,290
Constellation Software, Inc.	505	917,871
Element Fleet Management Corp.(b)	48,228	1,149,096
Enbridge, Inc.	46,870	2,594,362
Franco-Nevada Corp.	7,313	1,683,747
Loblaw Cos. Ltd.	28,111	1,293,300
Manulife Financial Corp.	43,073	1,690,198
National Bank of Canada	12,516	1,885,446
Rogers Communications, Inc., Class B	25,183	914,921
Royal Bank of Canada(b)	25,793	4,629,702
Shopify, Inc., Class A(a)	20,562	2,490,826
Stantec, Inc.	10,590	965,245
TC Energy Corp.	23,020	1,540,417
Thomson Reuters Corp.(a)	7,319	698,722
Toronto-Dominion Bank (The)	32,465	3,490,268
Wheaton Precious Metals Corp.	20,484	2,582,209
WSP Global, Inc.	7,381	1,225,557
		48,784,958
	Shares	Value
China-2.05%
Alibaba Group Holding Ltd.	300,140	$4,945,822
Bank of China Ltd., H Shares	3,151,357	2,046,038
BYD Co. Ltd., H Shares(b)	110,137	1,464,827
China Construction Bank Corp., H Shares	2,393,986	2,701,900
China Life Insurance Co. Ltd., H Shares	364,000	1,342,601
Industrial & Commercial Bank of China Ltd., H Shares	2,116,441	1,906,504
Meituan, B Shares(a)(c)	130,141	1,399,988
NetEase, Inc.	49,300	1,153,889
PDD Holdings, Inc., ADR(a)	14,268	1,425,088
Ping An Insurance (Group) Co. of China Ltd., H Shares	328,878	2,672,728
Tencent Holdings Ltd.	117,195	7,116,382
Trip.com Group Ltd.(a)	19,024	1,027,113
Xiaomi Corp., B Shares(a)(c)	362,135	1,358,587
		30,561,467
Denmark-0.32%
DSV A/S	4,965	1,220,526
Novo Nordisk A/S, Class B	56,811	2,415,391
Novonesis (Novozymes) B, Class B	18,256	1,121,235
		4,757,152
France-2.09%
Air Liquide S.A.	10,509	2,259,756
AXA S.A.	38,394	1,849,849
BNP Paribas S.A.	20,925	2,196,453
Cie de Saint-Gobain S.A.	11,653	1,067,101
Danone S.A.	20,307	1,590,202
ENGIE S.A.(b)	56,794	1,871,121
EssilorLuxottica S.A.	6,200	1,311,681
Hermes International S.C.A.	692	1,323,191
Legrand S.A.	9,958	1,783,201
L’Oreal S.A.	5,157	2,219,930
LVMH Moet Hennessy Louis Vuitton SE	4,402	2,350,390
Orange S.A.	99,078	2,061,984
Schneider Electric SE	10,869	3,456,846
TotalEnergies SE	38,576	3,584,717
Vinci S.A.	14,736	2,227,275
		31,153,697
Germany-2.22%
Allianz SE	7,740	3,533,305
Bayerische Motoren Werke AG	13,187	1,206,169
Commerzbank AG	22,154	915,244
Deutsche Bank AG	42,398	1,316,593
Deutsche Boerse AG	7,239	2,219,776
Deutsche Post AG	22,920	1,356,498
Deutsche Telekom AG	73,786	2,382,119
GEA Group AG	22,349	1,527,482
Infineon Technologies AG	32,074	2,156,045
Mercedes-Benz Group AG	24,453	1,424,641
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	2,977	1,779,849
Rheinmetall AG	1,101	1,754,990
SAP SE	18,189	3,052,250
Siemens AG	14,182	4,212,188
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Germany-(continued)
Siemens Energy AG, Class A	15,531	$3,289,679
Volkswagen AG, Preference Shares	10,642	1,078,636
		33,205,464
Greece-0.11%
Piraeus Bank S.A.(a)	179,706	1,700,418
Hong Kong-0.48%
AIA Group Ltd.	283,880	3,116,156
Hong Kong Exchanges & Clearing Ltd.	43,075	2,293,927
Sino Land Co. Ltd.	1,116,000	1,789,299
		7,199,382
India-0.72%
Bharti Airtel Ltd.	83,256	1,664,281
HDFC Bank Ltd.	243,662	1,992,930
ICICI Bank Ltd.	136,324	1,829,242
Infosys Ltd.	99,814	1,256,571
Mahindra & Mahindra Ltd.	32,039	1,050,791
Reliance Industries Ltd.	139,210	2,111,314
Tata Consultancy Services Ltd.	35,277	925,750
		10,830,879
Ireland-0.28%
AIB Group PLC	113,874	1,311,905
Bank of Ireland Group PLC	60,178	1,184,745
Experian PLC	30,960	1,131,216
Flutter Entertainment PLC(a)	4,565	492,700
		4,120,566
Italy-0.50%
Ferrari N.V.	2,662	920,718
Intesa Sanpaolo S.p.A.	378,136	2,567,832
Terna S.p.A.	160,269	1,926,775
UniCredit S.p.A.	26,585	2,053,503
		7,468,828
Japan-4.77%
Advantest Corp.	14,650	2,732,809
AEON Co. Ltd.	62,900	605,493
Bridgestone Corp.(b)	64,956	1,348,562
Canon, Inc.(b)	45,272	1,163,578
Daiichi Sankyo Co. Ltd.	42,657	692,261
Daikin Industries Ltd.	8,282	1,169,087
Daiwa House Industry Co. Ltd.	40,559	1,236,310
Denso Corp.	94,697	1,130,362
FANUC Corp.	36,179	1,596,609
Fast Retailing Co. Ltd.	4,352	2,046,723
FUJIFILM Holdings Corp.	48,728	895,914
Fujitsu Ltd.	47,594	954,362
Hitachi Ltd.	82,602	2,624,093
Hoya Corp.	7,297	1,361,365
Hulic Co. Ltd.(b)	112,694	1,269,800
KDDI Corp.	86,998	1,422,319
Keyence Corp.	4,483	2,054,231
Komatsu Ltd.	37,192	1,590,963
Kyocera Corp.	79,807	1,385,398
Mitsubishi Corp.	72,676	2,325,340
Mitsubishi Electric Corp.	54,319	2,177,789
Mitsubishi Estate Co. Ltd.	57,200	1,628,539
Mitsubishi Heavy Industries Ltd.	63,586	1,895,965
Mitsubishi UFJ Financial Group, Inc.	208,439	3,740,573
	Shares	Value
Japan-(continued)
Mitsui Fudosan Co. Ltd.	100,700	$1,101,814
Mizuho Financial Group, Inc.	54,774	2,353,176
Murata Manufacturing Co. Ltd.	58,036	1,922,878
NEC Corp.	37,712	1,002,179
Nintendo Co. Ltd.	20,869	1,019,911
Recruit Holdings Co. Ltd.	29,907	1,384,114
Secom Co. Ltd.	34,776	1,264,974
Sekisui House Ltd.	66,710	1,451,152
SoftBank Corp.	1,177,237	1,655,339
SoftBank Group Corp.	67,020	2,287,133
Sony Group Corp.	113,275	2,267,330
Sumitomo Mitsui Financial Group, Inc.	74,851	2,640,388
Takeda Pharmaceutical Co. Ltd.	63,769	2,129,935
Tokio Marine Holdings, Inc.	41,654	1,905,793
Tokyo Electron Ltd.	9,198	2,707,898
Toyota Motor Corp.	182,396	3,497,816
Toyota Tsusho Corp.	40,900	1,604,025
		71,244,300
Mexico-0.32%
America Movil S.A.B. de C.V., Class B	1,075,200	1,425,045
Grupo Financiero Banorte S.A.B. de C.V., Class O	131,925	1,428,937
Southern Copper Corp.	11,370	1,952,115
		4,806,097
Netherlands-1.36%
argenx SE(a)	1,268	993,893
ASML Holding N.V.	6,623	9,568,965
Euronext N.V.(c)	7,702	1,288,589
ING Groep N.V.	74,480	2,154,454
Koninklijke Ahold Delhaize N.V.	31,466	1,475,266
Koninklijke KPN N.V.	307,184	1,641,843
Magnum Ice Cream Co. N.V. (The)(a)	10,091	147,525
NXP Semiconductors N.V.	6,413	1,882,793
Prosus N.V.(a)	25,393	1,228,724
		20,382,052
New Zealand-0.08%
Meridian Energy Ltd.	376,938	1,261,192
Norway-0.23%
Gjensidige Forsikring ASA	36,833	1,030,463
Mowi ASA	46,915	1,036,675
Orkla ASA	114,170	1,402,438
		3,469,576
Portugal-0.13%
EDP S.A.	349,974	1,907,883
Romania-0.09%
NEPI Rockcastle N.V.(a)	156,713	1,325,778
Singapore-0.87%
CapitaLand Ascendas REIT	769,752	1,512,032
CapitaLand Integrated Commercial Trust	921,012	1,714,390
CapitaLand Investment Ltd.	715,900	1,569,130
DBS Group Holdings Ltd.	52,681	2,427,726
Keppel Ltd.	189,300	1,619,345
Keppel REIT	21,033	14,800
Oversea-Chinese Banking Corp. Ltd.	120,476	2,077,301
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Singapore-(continued)
Sea Ltd., ADR(a)	7,716	$654,934
Singapore Telecommunications Ltd.	371,570	1,344,959
		12,934,617
South Africa-0.07%
Naspers Ltd.	18,826	1,016,832
South Korea-1.81%
Industrial Bank of Korea	85,331	1,308,027
KB Financial Group, Inc.	11,208	1,227,334
Samsung Electronics Co. Ltd.	87,916	13,239,067
Shinhan Financial Group Co. Ltd.	17,811	1,209,523
SK hynix, Inc.	9,679	8,631,429
Woori Financial Group, Inc.	58,756	1,339,881
		26,955,261
Spain-0.88%
Amadeus IT Group S.A.	17,545	1,011,871
Banco Bilbao Vizcaya Argentaria S.A.	106,464	2,349,781
Banco Santander S.A.(b)	278,455	3,396,065
Iberdrola S.A.	153,220	3,590,291
Industria de Diseno Textil S.A.(b)	27,031	1,616,998
Telefonica S.A.(b)	273,677	1,234,342
		13,199,348
Sweden-0.73%
Assa Abloy AB, Class B(b)	39,819	1,529,370
Atlas Copco AB, Class A(b)	108,229	2,075,601
Boliden AB	37,584	1,971,528
Sandvik AB(b)	53,565	2,248,662
Spotify Technology S.A.(a)	2,803	1,251,680
Volvo AB, Class B	54,291	1,888,492
		10,965,333
Switzerland-1.94%
ABB Ltd.	40,140	4,056,116
Chocoladefabriken Lindt & Spruengli AG, PC	74	906,887
Cie Financiere Richemont S.A.	10,818	2,074,304
Givaudan S.A.	333	1,186,435
Lonza Group AG	1,833	1,125,959
Nestle S.A.	46,423	4,695,641
Roche Holding AG(a)	12,824	5,221,103
Schindler Holding AG, PC	3,839	1,340,984
Sika AG(a)	7,513	1,384,655
TE Connectivity PLC	9,044	1,914,253
UBS Group AG(a)	61,657	2,725,991
Zurich Insurance Group AG	3,259	2,270,207
		28,902,535
Taiwan-3.34%
Cathay Financial Holding Co. Ltd.	565,116	1,379,513
Chang Hwa Commercial Bank Ltd.	2,100,000	1,403,759
CTBC Financial Holding Co. Ltd.	900,000	1,488,621
Delta Electronics, Inc.	48,000	3,366,023
E.Sun Financial Holding Co. Ltd.	1,197,356	1,208,151
First Financial Holding Co. Ltd.	1,528,775	1,396,328
Fubon Financial Holding Co. Ltd.	452,978	1,291,028
Hon Hai Precision Industry Co. Ltd.	268,700	1,898,371
MediaTek, Inc.	33,213	2,772,676
Mega Financial Holding Co. Ltd.	1,098,000	1,359,449
SinoPac Financial Holdings Co. Ltd.	1,468,255	1,438,687
	Shares	Value
Taiwan-(continued)
Taiwan Cooperative Financial Holding Co. Ltd.	2,102,574	$1,525,437
Taiwan Semiconductor Manufacturing Co. Ltd.	391,148	27,154,225
Yuanta Financial Holding Co. Ltd.	1,303,379	2,159,392
		49,841,660
Thailand-0.07%
SCB X PCL, NVDR	259,500	1,043,813
United Kingdom-3.23%
3i Group PLC	25,800	896,014
AstraZeneca PLC	26,784	5,074,431
Aviva PLC	199,606	1,690,548
Barclays PLC	295,773	1,736,103
Coca-Cola Europacific Partners PLC	12,463	1,178,626
Compass Group PLC	49,354	1,394,597
Diageo PLC	57,657	1,164,162
GSK PLC	88,144	2,307,688
Haleon PLC	282,492	1,302,691
HSBC Holdings PLC	292,762	5,379,251
Informa PLC	100,663	1,086,861
Lloyds Banking Group PLC	1,247,539	1,693,417
London Stock Exchange Group PLC	12,588	1,631,099
National Grid PLC(b)	142,002	2,538,371
NatWest Group PLC	197,405	1,572,280
Reckitt Benckiser Group PLC	17,109	1,087,103
RELX PLC	48,135	1,752,858
Severn Trent PLC	35,107	1,558,461
Shell PLC	97,023	4,405,169
Smiths Group PLC	44,459	1,532,834
SSE PLC	47,840	1,710,491
Tesco PLC	204,573	1,338,298
Unilever PLC	44,827	2,610,444
United Utilities Group PLC	79,220	1,568,914
		48,210,711
United States-65.27%
3M Co.	11,279	1,652,599
Abbott Laboratories	31,069	2,820,755
AbbVie, Inc.	28,772	6,080,099
Accenture PLC, Class A	11,384	2,034,435
Adobe, Inc.(a)	7,470	1,838,367
Advanced Micro Devices, Inc.(a)	26,231	9,298,627
AECOM	9,468	796,259
Aflac, Inc.	12,085	1,373,702
Agilent Technologies, Inc.	8,083	933,991
Airbnb, Inc., Class A(a)	9,652	1,354,755
Allstate Corp. (The)	5,968	1,296,608
Alnylam Pharmaceuticals, Inc.(a)	2,438	754,537
Alphabet, Inc., Class A	96,654	37,192,459
Alphabet, Inc., Class C	68,353	26,106,745
Amazon.com, Inc.(a)	147,629	39,130,543
Amcor PLC(b)	28,397	1,080,222
American Express Co.	10,606	3,426,268
American Tower Corp.	11,012	2,012,003
AMETEK, Inc.	7,172	1,689,006
Amgen, Inc.	9,723	3,366,589
Amphenol Corp., Class A	23,494	3,459,961
Analog Devices, Inc.	9,830	3,954,216
Aon PLC, Class A	4,976	1,550,770
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
United States-(continued)
Apollo Global Management, Inc.(b)	9,911	$1,275,744
Apple, Inc.	227,870	61,832,525
Applied Materials, Inc.	15,939	6,287,776
AppLovin Corp., Class A(a)	3,835	1,711,752
Arista Networks, Inc.(a)	21,332	3,684,250
Arthur J. Gallagher & Co.	5,621	1,160,174
AT&T, Inc.	135,971	3,552,922
Autodesk, Inc.(a)	5,181	1,227,897
Automatic Data Processing, Inc.	8,541	1,810,180
AutoZone, Inc.(a)	361	1,337,155
AvalonBay Communities, Inc.	8,373	1,532,259
Axon Enterprise, Inc.(a)	1,859	746,872
Baker Hughes Co., Class A	26,792	1,866,599
Bank of America Corp.	114,748	6,134,428
Bank of New York Mellon Corp. (The)	17,122	2,300,683
Becton, Dickinson and Co.	8,181	1,219,296
BlackRock, Inc.	2,700	2,877,120
Blackstone, Inc., Class A	14,133	1,774,822
Block, Inc., Class A(a)	14,281	1,006,953
Booking Holdings, Inc.	15,150	2,550,654
Boston Scientific Corp.(a)	30,070	1,732,333
BP PLC	349,180	2,760,193
Bristol-Myers Squibb Co.	41,302	2,502,488
Broadcom, Inc.	69,193	28,883,234
Broadridge Financial Solutions, Inc.	5,729	882,151
Cadence Design Systems, Inc.(a)	5,180	1,707,276
Capital One Financial Corp.	12,451	2,381,876
Cardinal Health, Inc.	6,387	1,231,925
Carrier Global Corp.	20,840	1,399,823
Caterpillar, Inc.	8,060	7,174,287
CBRE Group, Inc., Class A(a)	7,686	1,097,023
Cencora, Inc.	4,858	1,496,313
Charles Schwab Corp. (The)	29,974	2,746,817
Cheniere Energy, Inc.	5,355	1,472,357
Chevron Corp.	33,166	6,411,320
Chipotle Mexican Grill, Inc.(a)	33,080	1,124,389
Chubb Ltd.	7,620	2,491,740
Cigna Group (The)	5,177	1,504,333
Cintas Corp.	7,688	1,343,171
Cisco Systems, Inc.	70,782	6,476,553
Citigroup, Inc.	32,783	4,195,568
Cloudflare, Inc., Class A(a)	6,319	1,295,205
CME Group, Inc., Class A	7,809	2,247,586
Coca-Cola Co. (The)	76,324	6,011,278
Cognizant Technology Solutions Corp., Class A	16,276	861,000
Coinbase Global, Inc., Class A(a)	3,710	696,627
Colgate-Palmolive Co.	23,165	1,977,364
Comcast Corp., Class A	82,627	2,234,234
ConocoPhillips	29,648	3,729,125
Consolidated Edison, Inc.	16,174	1,803,239
Constellation Energy Corp.	5,357	1,676,741
Corning, Inc.	20,575	3,379,238
Corteva, Inc.	20,775	1,682,983
Costco Wholesale Corp.	6,978	7,079,390
Coterra Energy, Inc.	44,549	1,599,755
CRH PLC	12,264	1,452,303
CrowdStrike Holdings, Inc., Class A(a)	4,289	1,911,822
CSX Corp.	42,526	1,931,956
Cummins, Inc.	3,923	2,632,372
	Shares	Value
United States-(continued)
CVS Health Corp.	23,027	$1,917,919
Danaher Corp.	11,109	1,987,956
Datadog, Inc., Class A(a)	6,262	827,774
Deere & Co.	5,042	2,974,125
Dell Technologies, Inc., Class C	7,254	1,515,723
Devon Energy Corp.	37,055	1,903,515
Diamondback Energy, Inc.	10,949	2,251,443
Digital Realty Trust, Inc.	8,330	1,673,830
DoorDash, Inc., Class A(a)	7,602	1,282,077
Dover Corp.	8,224	1,861,996
DuPont de Nemours, Inc.	28,073	1,281,813
Eaton Corp. PLC	8,046	3,483,999
eBay, Inc.	12,246	1,267,216
Ecolab, Inc.	7,438	1,938,343
Edwards Lifesciences Corp.(a)	13,273	1,108,296
Elevance Health, Inc.	4,765	1,793,641
Eli Lilly and Co.	12,460	11,645,116
Emerson Electric Co.	13,794	1,937,229
EOG Resources, Inc.	16,387	2,303,521
Equinix, Inc.	2,115	2,290,185
Equity Residential	23,358	1,527,146
Exelon Corp.	34,322	1,578,469
Exxon Mobil Corp.	71,222	10,991,691
Ferrovial N.V.	22,466	1,541,987
Fiserv, Inc.(a)	21,785	1,364,830
Ford Motor Co.	100,302	1,211,648
Fortinet, Inc.(a)	15,171	1,279,067
Freeport-McMoRan, Inc.	38,988	2,252,727
GE HealthCare Technologies, Inc.	12,723	774,067
GE Vernova, Inc.	4,698	5,090,095
General Electric Co.	18,302	5,306,299
General Mills, Inc.	32,681	1,153,966
General Motors Co.	20,905	1,607,385
Gilead Sciences, Inc.	22,493	2,942,984
Goldman Sachs Group, Inc. (The)	5,304	4,899,676
HCA Healthcare, Inc.	2,878	1,250,347
Healthpeak Properties, Inc.	63,031	1,019,211
HEICO Corp., Class A	5,598	1,170,094
Hilton Worldwide Holdings, Inc.	6,734	2,182,287
Home Depot, Inc. (The)	17,058	5,608,670
Howmet Aerospace, Inc.	9,406	2,286,034
HP, Inc.	35,069	731,539
Ingersoll Rand, Inc.	16,879	1,347,957
Intel Corp.(a)	74,526	7,041,217
Intercontinental Exchange, Inc.	11,860	1,874,947
International Business Machines Corp.	15,025	3,470,475
Intuit, Inc.	4,764	1,850,814
Intuitive Surgical, Inc.(a)	5,906	2,702,645
IQVIA Holdings, Inc.(a)	5,089	805,945
Iron Mountain, Inc.	9,402	1,184,558
Jacobs Solutions, Inc.	6,806	880,764
Johnson & Johnson	41,076	9,441,319
Johnson Controls International PLC	15,403	2,249,300
JPMorgan Chase & Co.	43,235	13,542,499
Keurig Dr Pepper, Inc.	43,904	1,290,778
Keysight Technologies, Inc.(a)	6,177	2,161,394
Kimberly-Clark Corp.	10,766	1,059,697
Kimco Realty Corp.	69,119	1,633,973
Kinder Morgan, Inc.	45,983	1,511,461
KKR & Co., Inc., Class A	12,428	1,296,738
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
United States-(continued)
KLA Corp.	2,644	$4,627,925
Kraft Heinz Co. (The)	53,455	1,211,290
Lam Research Corp.	25,031	6,454,494
Linde PLC	8,580	4,299,781
Lowe’s Cos., Inc.	9,733	2,324,143
Marriott International, Inc., Class A	5,824	2,106,483
Marsh & McLennan Cos., Inc.	12,380	2,076,250
Marvell Technology, Inc.	17,187	2,838,433
Mastercard, Inc., Class A	14,321	7,202,317
McDonald’s Corp.	12,955	3,803,458
McKesson Corp.	2,432	1,982,566
Medtronic PLC	25,893	2,096,556
Merck & Co., Inc.	44,222	4,828,158
Meta Platforms, Inc., Class A	33,774	20,666,648
MetLife, Inc.	14,421	1,155,122
Micron Technology, Inc.	18,390	9,510,572
Microsoft Corp.	108,834	44,380,329
Mondelez International, Inc., Class A	33,265	2,043,802
Moody’s Corp.	4,054	1,872,340
Morgan Stanley	21,306	4,060,711
Motorola Solutions, Inc.	3,532	1,550,654
Nasdaq, Inc.	18,186	1,671,475
Netflix, Inc.(a)	68,141	6,378,679
Newmont Corp.	24,921	2,768,474
NextEra Energy, Inc.	34,798	3,406,028
NIKE, Inc., Class B	23,584	1,046,186
Norfolk Southern Corp.	5,160	1,629,683
Novartis AG	34,827	5,142,464
NVIDIA Corp.	373,098	74,459,168
Occidental Petroleum Corp.	30,564	1,851,567
Omnicom Group, Inc.	13,502	1,035,873
ONEOK, Inc.	19,577	1,810,089
Oracle Corp.	27,411	4,423,861
O’Reilly Automotive, Inc.(a)	17,010	1,690,794
Otis Worldwide Corp.	15,708	1,223,339
PACCAR, Inc.	15,808	1,877,990
Palantir Technologies, Inc., Class A(a)	35,848	4,986,815
Palo Alto Networks, Inc.(a)	12,425	2,228,051
Parker-Hannifin Corp.	3,478	3,162,963
PayPal Holdings, Inc.	20,216	1,013,630
PepsiCo, Inc.	26,308	4,169,555
Pfizer, Inc.	111,280	2,971,176
PNC Financial Services Group, Inc. (The)	8,041	1,793,143
PPG Industries, Inc.	14,524	1,575,854
Procter & Gamble Co. (The)	40,757	5,994,947
Progressive Corp. (The)	10,685	2,150,677
Prologis, Inc.	19,777	2,808,730
PTC, Inc.(a)	6,586	897,672
QUALCOMM, Inc.	19,505	3,502,708
Quanta Services, Inc.	3,393	2,469,324
Regency Centers Corp.	21,453	1,670,116
Regeneron Pharmaceuticals, Inc.	2,020	1,428,261
Republic Services, Inc.	7,101	1,485,671
Robinhood Markets, Inc., Class A(a)	13,245	965,428
Roblox Corp., Class A(a)	11,482	634,495
Royal Caribbean Cruises Ltd.	5,032	1,327,240
S&P Global, Inc.	6,193	2,670,607
Salesforce, Inc.	16,932	2,989,006
Sanofi S.A.	24,560	2,297,065
Seagate Technology Holdings PLC	4,933	3,323,066
	Shares	Value
United States-(continued)
Sempra	16,294	$1,549,885
ServiceNow, Inc.(a)	18,913	1,670,207
Sherwin-Williams Co. (The)	4,726	1,519,929
Simon Property Group, Inc.	9,214	1,876,984
SLB Ltd.	42,198	2,400,222
Snowflake, Inc., Class A(a)	6,030	822,914
Starbucks Corp.	21,215	2,234,576
Strategy, Inc., Class A(a)	4,608	762,394
Stryker Corp.	5,961	1,878,490
Super Micro Computer, Inc.(a)(b)	13,109	359,187
Swiss Re AG	7,597	1,222,696
Synopsys, Inc.(a)	3,979	1,920,265
Sysco Corp.	16,459	1,229,652
Take-Two Interactive Software, Inc.(a)	5,393	1,152,808
Target Corp.	10,976	1,424,136
Tesla, Inc.(a)	43,585	16,633,344
Texas Instruments, Inc.	15,508	4,358,989
Thermo Fisher Scientific, Inc.	6,668	3,193,705
TJX Cos., Inc. (The)	19,875	3,115,406
T-Mobile US, Inc.	10,005	1,955,978
Trane Technologies PLC	5,069	2,496,685
TransDigm Group, Inc.	1,558	1,807,249
Travelers Cos., Inc. (The)	5,201	1,587,033
Trimble, Inc.(a)	13,689	921,544
Truist Financial Corp.	31,547	1,624,671
U.S. Bancorp	30,875	1,749,378
Uber Technologies, Inc.(a)	33,547	2,502,942
Union Pacific Corp.	11,073	2,983,952
United Parcel Service, Inc., Class B	12,534	1,363,699
United Rentals, Inc.	1,377	1,321,700
UnitedHealth Group, Inc.	14,618	5,415,677
Veeva Systems, Inc., Class A(a)	3,702	577,401
Ventas, Inc.	17,665	1,552,047
Verisk Analytics, Inc.	6,486	1,196,602
Verizon Communications, Inc.	80,061	3,845,330
Vertex Pharmaceuticals, Inc.(a)	4,724	2,018,943
Vertiv Holdings Co., Class A	7,495	2,462,033
Visa, Inc., Class A	27,967	9,224,635
Walmart, Inc.	71,659	9,453,972
Walt Disney Co. (The)	31,296	3,246,960
Warner Bros. Discovery, Inc.(a)	46,232	1,250,576
Waste Management, Inc.	9,468	2,201,783
Waters Corp.(a)	1,105	341,699
Wells Fargo & Co.	51,692	4,250,633
Welltower, Inc.	15,085	3,278,574
Western Digital Corp.	7,911	3,437,488
Williams Cos., Inc. (The)	26,169	1,996,956
Willis Towers Watson PLC	4,091	1,048,114
Workday, Inc., Class A(a)	5,336	653,126
Xylem, Inc.	10,032	1,185,381
Yum! Brands, Inc.	8,295	1,324,297
		974,300,131
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $1,137,679,148)		1,489,062,713
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.79%
Invesco Private Government Fund, 3.63%(d)(e)(f)	7,439,324	$7,439,324
Invesco Private Prime Fund, 3.78%(d)(e)(f)	19,330,159	19,332,092
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,771,564)		26,771,416
TOTAL INVESTMENTS IN SECURITIES-101.54% (Cost $1,164,450,712)		1,515,834,129
OTHER ASSETS LESS LIABILITIES-(1.54)%		(23,046,170)
NET ASSETS-100.00%		$1,492,787,959

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $4,047,164, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,354,709	$(15,354,709)	$-	$-	$-	$9,315
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,071,183	42,153,962	(38,785,821)	-	-	7,439,324	105,349 *
Invesco Private Prime Fund	10,604,888	87,354,233	(78,623,834)	(39)	(3,156)	19,332,092	287,278 *
Total	$14,676,071	$144,862,904	$(132,764,364)	$(39)	$(3,156)	$26,771,416	$401,942

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco MSCI Global Timber ETF (CUT)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Austria-3.39%
Mondi PLC	100,181	$1,033,568
Brazil-7.02%
Dexco S.A.	103,038	107,745
Klabin S.A.	182,817	641,386
Suzano S.A.	157,853	1,388,944
		2,138,075
Canada-5.63%
Canfor Corp.(a)	13,272	117,986
Cascades, Inc.	17,299	136,755
Resolute Forest Products, Inc.(a)(b)	13,637	0
Stella-Jones, Inc.	11,170	689,847
West Fraser Timber Co. Ltd.	12,163	768,509
		1,713,097
Chile-1.04%
Empresas CMPC S.A.	255,419	315,687
China-1.68%
Lee & Man Paper Manufacturing Ltd.	292,052	126,340
Nine Dragons Paper Holdings Ltd.(a)	371,913	301,990
Shandong Sun Paper Industry JSC Ltd., A Shares	38,300	82,641
		510,971
Finland-13.28%
Huhtamaki OYJ	21,997	703,625
Metsa Board OYJ(a)(c)	37,063	123,957
Stora Enso OYJ, Class R(c)	132,199	1,471,228
UPM-Kymmene OYJ(c)	58,248	1,744,385
		4,043,195
India-0.57%
Century Plyboards (India) Ltd.	12,859	108,553
JK Paper Ltd.	17,405	66,302
		174,855
Indonesia-1.56%
PT Indah Kiat Pulp & Paper Tbk	558,851	315,945
PT Pabrik Kertas Tjiwi Kimia Tbk	319,298	159,867
		475,812
Japan-5.53%
Daio Paper Corp.	19,370	118,342
Hokuetsu Corp.	23,692	134,418
Nippon Paper Industries Co. Ltd.	22,385	187,653
Oji Holdings Corp.	172,554	906,316
Rengo Co. Ltd.	43,033	338,738
		1,685,467
Norway-0.39%
Elopak ASA	30,694	117,936
Portugal-1.23%
Altri SGPS S.A.(c)	14,236	83,410
Navigator Co. S.A. (The)(c)	48,310	189,864
Semapa-Sociedade de Investimento e Gestao	3,657	99,632
		372,906
Russia-0.00%
Segezha Group PJSC(a)(b)(d)	1,310,077	0
	Shares	Value
Saudi Arabia-0.21%
Saudi Paper Manufacturing Co.(a)	4,164	$64,591
South Africa-0.44%
Sappi Ltd.(a)(c)	138,326	133,861
Spain-0.23%
Ence Energia y Celulosa S.A.(a)(c)	24,551	70,615
Sweden-8.14%
Billerud AB(c)	50,957	349,560
Holmen AB, Class B(c)	15,964	549,617
Svenska Cellulosa AB S.C.A., Class B(c)	138,142	1,579,639
		2,478,816
Switzerland-3.69%
SIG Group AG(a)(c)	69,409	1,123,718
Taiwan-0.85%
Cheng Loong Corp.	163,000	90,737
YFY, Inc.	226,000	168,788
		259,525
Thailand-0.76%
SCG Packaging PCL, NVDR	301,510	232,448
United States-44.11%
Amcor PLC(c)	37,651	1,432,244
Avery Dennison Corp.	9,591	1,572,253
Eightco Holdings, Inc.(a)(c)	18,012	14,213
Graphic Packaging Holding Co.(c)	66,977	638,291
International Paper Co.	38,043	1,157,268
Louisiana-Pacific Corp.	14,227	1,027,047
Packaging Corp. of America	7,764	1,657,226
Rayonier, Inc.	65,095	1,380,665
Smurfit WestRock PLC	36,718	1,409,604
Sonoco Products Co.	22,382	1,118,205
Sylvamo Corp.(c)	7,617	325,474
Weyerhaeuser Co.	69,408	1,701,884
		13,434,374
Total Common Stocks & Other Equity Interests (Cost $35,175,682)		30,379,517
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $21,487)	21,487	21,487
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $35,197,169)		30,401,004
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.28%
Invesco Private Government Fund, 3.63%(e)(f)(g)	1,801,315	1,801,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco MSCI Global Timber ETF (CUT)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(e)(f)(g)	4,679,056	$4,679,524
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,481,102)		6,480,839
TOTAL INVESTMENTS IN SECURITIES-121.10% (Cost $41,678,271)		36,881,843
OTHER ASSETS LESS LIABILITIES-(21.10)%		(6,425,989)
NET ASSETS-100.00%		$30,455,854

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,493	$2,565,301	$(2,567,307)	$-	$-	$21,487	$1,072
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,656,809	11,761,022	(12,616,516)	-	-	1,801,315	43,398 *
Invesco Private Prime Fund	6,912,980	22,176,517	(24,408,520)	(119)	(1,334)	4,679,524	118,094 *
Total	$9,593,282	$36,502,840	$(39,592,343)	$(119)	$(1,334)	$6,502,326	$162,564

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-6.66%
AGL Energy Ltd.	162,752	$1,126,136
Ampol Ltd.	65,482	1,655,740
AngloGold Ashanti PLC(a)	13,716	1,285,601
ANZ Group Holdings Ltd.	295,007	7,824,953
APA Group	116,912	872,145
Aristocrat Leisure Ltd.	26,439	908,383
Aurizon Holdings Ltd.	376,545	1,135,970
Bendigo & Adelaide Bank Ltd.	68,335	527,503
BHP Group Ltd.	703,062	27,788,086
BlueScope Steel Ltd.	105,972	2,300,523
Brambles Ltd.	84,606	1,382,988
Coles Group Ltd.	123,572	1,966,755
Commonwealth Bank of Australia	79,244	9,967,449
Computershare Ltd.	23,847	523,172
Coronado Global Resources, Inc., CDI(a)(b)(c)	802,555	160,948
CSL Ltd.	27,643	2,491,608
Dexus	143,332	645,695
Downer EDI Ltd.	79,908	428,783
Dyno Nobel Ltd.	311,350	738,274
EBOS Group Ltd.	12,206	153,182
Endeavour Group Ltd.(a)	239,649	579,385
Evolution Mining Ltd.	12,841	113,371
Fortescue Ltd.	304,316	4,380,037
Glencore PLC(c)	3,746,698	29,078,087
Goodman Group	50,792	1,098,918
GPT Group (The)	177,068	609,832
Insurance Australia Group Ltd.	172,358	935,999
JB Hi-Fi Ltd.	11,550	644,136
Lendlease Corp. Ltd.	107,902	262,826
Macquarie Group Ltd.	22,455	3,852,237
Medibank Pvt. Ltd.	230,893	784,023
Metcash Ltd.	218,839	430,332
Mineral Resources Ltd.(c)	22,290	1,047,741
Mirvac Group	558,283	688,770
National Australia Bank Ltd.	222,569	6,429,473
Northern Star Resources Ltd.	52,119	797,783
Orica Ltd.	41,273	628,643
Origin Energy Ltd.	166,338	1,452,457
QBE Insurance Group Ltd.	119,361	1,930,710
Ramsay Health Care Ltd.(a)	25,171	711,024
Rio Tinto Ltd.	62,875	7,690,838
Rio Tinto PLC	191,571	19,271,272
Santos Ltd.	503,903	2,899,152
Scentre Group	474,354	1,272,910
Sonic Healthcare Ltd.(a)	77,860	1,112,523
South32 Ltd.	805,949	2,385,152
Stockland	260,947	764,216
Suncorp Group Ltd.	115,545	1,435,889
Telstra Group Ltd.	390,695	1,498,390
Transurban Group	152,067	1,539,022
Treasury Wine Estates Ltd.(a)	115,106	361,282
Vicinity Ltd.	422,976	768,102
Viva Energy Group Ltd.(b)	320,864	569,690
Washington H Soul Pattinson & Co. Ltd.(a)	1,718	52,316
Wesfarmers Ltd.	63,878	3,388,638
Westpac Banking Corp.	276,356	7,720,781
	Shares	Value
Australia-(continued)
Whitehaven Coal Ltd.	209,596	$1,278,985
Woodside Energy Group Ltd.	316,418	7,554,305
Woolworths Group Ltd.	123,145	3,053,504
Worley Ltd.	105,395	901,584
		185,858,229
Austria-0.43%
ams-OSRAM AG(c)	49,109	788,066
ANDRITZ AG	1,878	159,493
BAWAG Group AG(b)	6,121	1,047,691
Erste Group Bank AG	22,255	2,457,835
Mondi PLC	104,512	1,078,251
OMV AG	41,196	2,906,548
Raiffeisen Bank International AG	25,419	1,385,788
voestalpine AG	33,544	1,733,441
Wienerberger AG	19,599	567,968
		12,125,081
Belgium-0.60%
Ackermans & van Haaren N.V.	1,779	586,438
Ageas S.A./N.V.	19,830	1,553,179
Anheuser-Busch InBev S.A./N.V.	95,482	7,211,093
KBC Group N.V.	20,949	2,786,847
Proximus SADP	57,020	434,707
Syensqo S.A.(a)	12,958	859,185
UCB S.A.	6,021	1,638,629
Umicore S.A.	84,470	1,707,556
		16,777,634
Brazil-0.11%
Yara International ASA	50,677	2,938,240
Canada-8.73%
Agnico Eagle Mines Ltd.	14,542	2,729,016
Algonquin Power & Utilities Corp.	126,176	789,817
Alimentation Couche-Tard, Inc.(a)	102,841	6,071,782
AltaGas Ltd.	36,510	1,365,604
ARC Resources Ltd.	75,050	1,776,586
ATCO Ltd., Class I	15,214	761,315
AtkinsRealis Group, Inc.	7,983	549,737
B2Gold Corp.	169,554	764,868
Bank of Montreal(a)	53,127	8,073,462
Bank of Nova Scotia (The)	135,774	10,541,912
Barrick Mining Corp.	139,440	5,467,572
Bausch Health Cos., Inc.(c)	113,816	651,404
Baytex Energy Corp.	46,986	237,847
BCE, Inc.(a)	102,022	2,419,565
Brookfield Corp.	113,117	5,098,617
CAE, Inc.(c)	17,392	453,615
Cameco Corp.	1,334	163,655
Canadian Apartment Properties REIT(a)	21,771	585,103
Canadian Imperial Bank of Commerce	68,072	7,580,393
Canadian National Railway Co.	38,758	4,344,507
Canadian Natural Resources Ltd.(a)	258,878	12,332,415
Canadian Pacific Kansas City Ltd.(a)	46,568	4,041,983
Canadian Tire Corp. Ltd., Class A(a)	11,151	1,547,671
Capital Power Corp.	12,368	590,549
CCL Industries, Inc., Class B	11,326	713,793
Celestica, Inc.(c)	2,702	1,107,084
Cenovus Energy, Inc.	305,845	8,929,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Canada-(continued)
CGI, Inc., Class A	21,327	$1,393,126
Constellation Software, Inc.	428	777,919
Dollarama, Inc.	5,019	640,143
Element Fleet Management Corp.	24,483	583,340
Emera, Inc.(a)	26,871	1,430,711
Empire Co. Ltd., Class A	27,315	933,177
Enbridge, Inc.	207,738	11,498,774
Fairfax Financial Holdings Ltd.	1,696	2,929,055
Finning International, Inc.	17,140	1,252,727
Fortis, Inc.	43,454	2,479,984
Franco-Nevada Corp.	3,816	878,597
George Weston Ltd.	19,424	1,398,968
Gildan Activewear, Inc.	13,467	834,081
Great-West Lifeco, Inc.	20,546	1,095,606
H&R REIT	62,379	489,921
Hydro One Ltd.(b)	22,078	946,640
iA Financial Corp., Inc.	8,250	1,059,632
Imperial Oil Ltd.(a)	22,160	2,962,482
Intact Financial Corp.	10,280	1,976,848
Keyera Corp.	23,171	893,405
Kinross Gold Corp.	36,880	1,114,989
Linamar Corp.	10,536	703,561
Loblaw Cos. Ltd.	46,641	2,145,808
Magna International, Inc.	97,025	6,162,524
Manulife Financial Corp.	150,519	5,906,414
Methanex Corp.	13,522	882,988
Metro, Inc.	23,254	1,555,734
National Bank of Canada	22,094	3,328,303
Northland Power, Inc.(a)	37,402	641,915
Nutrien Ltd.	112,541	8,537,108
Onex Corp.	6,342	533,276
Open Text Corp.	37,340	844,683
Pan American Silver Corp.	16,185	845,221
Pembina Pipeline Corp.	62,222	2,890,528
Power Corp. of Canada(a)	49,294	2,744,471
Quebecor, Inc., Class B	15,804	663,928
RB Global, Inc.(a)	6,031	628,844
Restaurant Brands International, Inc.	19,311	1,555,124
RioCan REIT	50,565	789,811
Rogers Communications, Inc., Class B	58,808	2,136,548
Royal Bank of Canada	84,391	15,147,723
Saputo, Inc.	33,597	1,015,241
Secure Waste Infrastructure Corp.	12,114	206,039
Shopify, Inc., Class A(c)	11,586	1,403,497
Sun Life Financial, Inc.	46,876	3,370,622
Suncor Energy, Inc.	212,802	14,552,649
TC Energy Corp.	76,627	5,127,608
Teck Resources Ltd., Class B	75,340	4,389,436
TELUS Corp.	93,796	1,172,192
TFI International, Inc.	9,218	1,316,296
Thomson Reuters Corp.(c)	7,696	734,713
Toromont Industries Ltd.	4,939	766,450
Toronto-Dominion Bank (The)	140,036	15,055,079
Tourmaline Oil Corp.	43,633	2,109,361
Vermilion Energy, Inc.	59,118	796,579
West Fraser Timber Co. Ltd.	26,070	1,647,212
Wheaton Precious Metals Corp.	7,598	957,802
	Shares	Value
Canada-(continued)
Whitecap Resources, Inc.(a)	177,775	$2,093,699
WSP Global, Inc.	5,945	987,121
		243,605,853
Chile-0.09%
Antofagasta PLC	22,336	1,081,734
Lundin Mining Corp.	51,742	1,325,197
		2,406,931
China-0.17%
China Gas Holdings Ltd.(a)	496,000	460,017
GCL Technology Holdings Ltd.(a)(c)	3,677,000	425,329
JOYY, Inc., ADR	12,452	734,544
Kingboard Holdings Ltd.	151,000	855,844
Sino Biopharmaceutical Ltd.	706,000	491,343
SITC International Holdings Co. Ltd.	160,937	673,731
Wilmar International Ltd.	392,709	1,119,493
		4,760,301
Colombia-0.03%
Parex Resources, Inc.	41,131	864,866
Denmark-0.69%
Carlsberg A/S, Class B	9,608	1,301,166
Coloplast A/S, Class B	7,444	459,630
Danske Bank A/S	46,545	2,391,701
DSV A/S	10,550	2,593,463
Genmab A/S(c)	3,654	967,046
ISS A/S	15,250	559,181
Novo Nordisk A/S, Class B	135,444	5,758,573
Novonesis (Novozymes) B, Class B	14,150	869,055
Orsted A/S(b)(c)	53,791	1,437,894
Pandora A/S	5,310	403,899
Rockwool A/S	15,167	441,314
Tryg A/S	21,001	504,391
Vestas Wind Systems A/S	53,442	1,642,549
		19,329,862
Finland-1.40%
Elisa OYJ	11,350	550,965
Fortum OYJ(a)	61,182	1,540,576
Huhtamaki OYJ	13,488	431,445
Kesko OYJ, Class B	40,358	994,202
Kone OYJ, Class B	20,920	1,330,991
Metso OYJ(a)	40,689	702,516
Neste OYJ	121,491	4,194,492
Nokia OYJ	968,209	12,296,331
Nordea Bank Abp(a)	358,691	6,741,702
Orion OYJ, Class B	6,439	519,931
Outokumpu OYJ(a)	170,051	1,143,252
Sampo OYJ	216,939	2,253,114
Stora Enso OYJ, Class R(a)	136,482	1,518,893
Tieto OYJ(a)	23,659	528,295
UPM-Kymmene OYJ(a)	92,391	2,766,884
Valmet OYJ(a)	15,251	398,020
Wartsila OYJ Abp	25,532	1,071,725
		38,983,334
France-7.30%
Accor S.A.	12,528	619,678
Air Liquide S.A.	30,835	6,630,468
Airbus SE	20,474	4,218,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
France-(continued)
Alstom S.A.(a)(c)	52,482	$1,054,050
Amundi S.A.(b)	6,975	673,834
Arkema S.A.	21,523	1,570,032
Atos SE(a)(c)	3,253	126,169
AXA S.A.	174,772	8,420,634
Ayvens S.A.(b)	68,930	932,303
BNP Paribas S.A.	144,072	15,122,935
Bollore SE	105,535	666,065
Bouygues S.A.	35,701	2,110,271
Bureau Veritas S.A.	17,643	540,365
Capgemini SE	21,436	2,605,639
Carrefour S.A.	248,414	4,949,822
Cie de Saint-Gobain S.A.	48,127	4,407,139
Cie Generale des Etablissements Michelin S.C.A.	127,730	4,624,791
Clariane SE(c)	64,222	305,155
Covivio S.A.	7,011	463,456
Credit Agricole S.A.	124,632	2,433,084
Danone S.A.	53,646	4,200,914
Dassault Systemes SE	35,391	797,080
Eiffage S.A.	14,749	2,376,745
Elis S.A.	16,591	512,404
Emeis S.A.(c)	32,364	546,705
ENGIE S.A.	221,759	7,306,015
EssilorLuxottica S.A.	13,715	2,901,566
Eurazeo SE	1,505	82,100
Forvia SE(c)	118,579	1,397,158
Gecina S.A.	7,366	622,435
Hermes International S.C.A.	478	913,996
Kering S.A.	9,594	2,638,092
Klepierre S.A.	19,057	771,724
Legrand S.A.	13,218	2,366,976
L’Oreal S.A.	12,485	5,374,410
LVMH Moet Hennessy Louis Vuitton SE	14,994	8,005,848
Nexans S.A.	890	166,037
Orange S.A.	359,523	7,482,292
Pernod Ricard S.A.	23,944	1,779,134
Publicis Groupe S.A.	20,216	1,887,966
Renault S.A.	92,838	3,259,661
Rexel S.A.	52,171	2,205,357
Rubis S.C.A.	17,793	732,955
Safran S.A.	8,706	2,794,181
Schneider Electric SE	26,411	8,399,922
SCOR SE	28,145	1,049,633
SEB S.A.	8,014	491,578
Societe Generale S.A.	98,585	7,932,047
Sodexo S.A.(a)	10,990	558,705
SPIE S.A.	8,544	495,492
Teleperformance SE(a)	14,333	970,266
Thales S.A.	4,159	1,142,050
TotalEnergies SE	484,614	45,033,290
Unibail-Rodamco-Westfield	15,338	1,861,198
Valeo SE	131,163	1,650,151
Veolia Environnement S.A.	80,079	3,384,748
Vinci S.A.	47,362	7,158,538
Worldline S.A.(b)(c)	538,803	158,861
		203,882,874
Germany-7.62%
adidas AG	14,803	2,560,465
	Shares	Value
Germany-(continued)
Allianz SE	27,847	$12,712,137
Aumovio SE(c)	14,842	643,347
Aurubis AG(a)	6,719	1,445,123
BASF SE	249,190	15,974,039
Bayer AG	340,566	15,262,411
Bayerische Motoren Werke AG	119,435	10,924,304
Beiersdorf AG(a)	6,128	507,750
BioNTech SE, ADR(c)	24,731	2,558,422
Brenntag SE	21,186	1,542,083
Commerzbank AG	60,015	2,479,387
Continental AG	31,769	2,402,515
Daimler Truck Holding AG	64,002	3,226,480
Deutsche Bank AG	164,985	5,123,308
Deutsche Boerse AG	6,236	1,912,215
Deutsche Lufthansa AG	165,367	1,416,215
Deutsche Post AG	151,226	8,950,163
Deutsche Telekom AG	384,752	12,421,393
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(b)	15,372	746,098
E.ON SE	213,075	4,728,831
Evonik Industries AG	79,145	1,636,137
Freenet AG	14,112	449,235
Fresenius Medical Care AG	46,147	2,087,015
Fresenius SE & Co. KGaA	65,327	3,162,146
FUCHS SE, Preference Shares	12,157	572,379
GEA Group AG	10,476	716,001
Hannover Rueck SE	3,364	1,015,924
Hapag-Lloyd AG(b)	2,051	265,425
Heidelberg Materials AG	11,526	2,541,836
Henkel AG & Co. KGaA, Preference Shares	27,430	1,995,009
Infineon Technologies AG	85,103	5,720,707
K+S AG	56,670	1,059,687
KION Group AG(a)	11,835	617,371
Knorr-Bremse AG	4,957	577,855
LANXESS AG	36,590	779,347
LEG Immobilien SE	8,716	611,279
Mercedes-Benz Group AG	294,513	17,158,439
Merck KGaA	12,219	1,581,396
MTU Aero Engines AG	1,634	560,105
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	9,027	5,396,943
Porsche Automobil Holding SE, Preference Shares	54,781	1,992,252
Puma SE	26,175	800,910
Rheinmetall AG	521	830,472
RWE AG	66,111	4,811,255
SAP SE	40,546	6,803,922
Schaeffler AG	50,377	478,725
Siemens AG	50,912	15,121,345
Siemens Energy AG, Class A	17,226	3,648,704
Siemens Healthineers AG(b)	23,407	959,295
Symrise AG	9,483	838,444
Talanx AG	4,084	532,038
thyssenkrupp AG	146,840	1,746,666
Tkms AG & Co. KGaA(c)	5,242	538,721
Traton SE(a)	14,241	540,134
Volkswagen AG, Preference Shares(a)	142,096	14,402,355
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Germany-(continued)
Vonovia SE	74,917	$2,017,474
Zalando SE(b)(c)	26,435	652,609
		212,756,243
Guatemala-0.04%
Millicom International Cellular S.A.	11,739	996,406
Hong Kong-1.50%
AIA Group Ltd.	842,307	9,246,019
CK Asset Holdings Ltd.	302,238	1,903,571
CK Hutchison Holdings Ltd.	533,917	4,457,597
CLP Holdings Ltd.	218,006	2,095,863
Hang Lung Group Ltd.	58,000	120,433
Henderson Land Development Co. Ltd.(a)	245,867	971,685
HKT Trust & HKT Ltd.	406,000	658,488
Hong Kong & China Gas Co. Ltd. (The)	1,048,425	970,501
Hong Kong Exchanges & Clearing Ltd.	21,378	1,138,469
Hongkong Land Holdings Ltd.	168,442	1,331,709
Jardine Matheson Holdings Ltd.	18,636	1,270,459
Kerry Properties Ltd.	115,000	349,975
Link REIT	358,776	1,806,254
MTR Corp. Ltd.(a)	183,090	782,250
New World Development Co. Ltd.(c)	941,075	1,026,777
Pacific Basin Shipping Ltd.	1,187,000	464,380
Prudential PLC	179,227	2,697,100
Sino Land Co. Ltd.	382,000	612,466
Sun Hung Kai Properties Ltd.	196,426	3,438,298
Swire Pacific Ltd., Class A	84,065	914,228
Swire Properties Ltd.	172,000	549,474
Techtronic Industries Co. Ltd.	108,334	1,570,560
WH Group Ltd.	1,922,300	2,350,688
Wharf Real Estate Investment Co. Ltd.	242,481	759,207
Yue Yuen Industrial Holdings Ltd.(a)	261,500	486,289
		41,972,740
Indonesia-0.00%
Golden Agri-Resources Ltd.	375,666	93,568
Ireland-0.32%
AerCap Holdings N.V.	9,966	1,417,265
AIB Group PLC	160,330	1,847,109
Bank of Ireland Group PLC	72,483	1,426,998
Experian PLC	36,611	1,337,692
Glanbia PLC	30,374	705,115
Kerry Group PLC, Class A	15,029	1,273,032
Kingspan Group PLC(a)	9,324	862,251
		8,869,462
Israel-0.54%
Bank Hapoalim B.M.	82,838	2,219,234
Bank Leumi le-Israel B.M.	84,466	2,135,041
Check Point Software Technologies Ltd.(c)	5,150	579,220
ICL Group Ltd.	142,228	760,449
Israel Discount Bank Ltd., Class A	84,261	935,995
Mizrahi Tefahot Bank Ltd.	9,286	729,101
Nice Ltd., ADR(a)(c)	5,360	546,827
Oil Refineries Ltd.	364,193	185,931
Teva Pharmaceutical Industries Ltd., ADR(c)	101,519	3,560,271
ZIM Integrated Shipping Services Ltd.(a)	124,902	3,302,409
		14,954,478
	Shares	Value
Italy-2.43%
A2A S.p.A.(a)	226,908	$645,844
Assicurazioni Generali S.p.A.(a)	103,548	4,637,823
Azimut Holding S.p.A.	3,421	145,198
Banca Monte dei Paschi di Siena S.p.A.	113,410	1,208,302
Banco BPM S.p.A.(a)	95,482	1,390,562
BPER Banca S.p.A.	80,713	1,190,860
Coca-Cola HBC AG(c)	12,589	733,278
Enel S.p.A.	883,753	10,313,163
Eni S.p.A.(a)	520,479	14,709,766
Ferrari N.V.	2,228	770,608
FinecoBank Banca Fineco S.p.A.	22,223	551,418
Hera S.p.A.	114,836	541,632
Intesa Sanpaolo S.p.A.	1,128,657	7,664,443
Iveco Group N.V.(a)	30,375	498,001
Leonardo S.p.A.	25,874	1,614,897
Moncler S.p.A.	10,634	641,664
Nexi S.p.A.(a)(b)	102,759	489,559
Poste Italiane S.p.A.(a)(b)	30,611	812,122
Prysmian S.p.A.	13,211	2,008,489
Ryanair Holdings PLC	43,571	1,142,597
Snam S.p.A.	168,082	1,324,722
Telecom Italia S.p.A.(c)	5,236,102	4,130,123
Telecom Italia S.p.A., Rts., expiring 04/01/2026(c)	6,108,308	108
Terna S.p.A.	84,857	1,020,162
UniCredit S.p.A.(a)	113,675	8,780,590
Unipol Assicurazioni S.p.A.	37,520	979,845
		67,945,776
Ivory Coast-0.01%
Endeavour Mining PLC	2,780	159,762
Japan-22.55%
Advantest Corp.	11,945	2,228,218
AEON Co. Ltd.	155,375	1,495,682
AGC, Inc.	60,923	2,182,846
Air Water, Inc.	37,218	527,435
Aisin Corp.	163,277	2,586,674
Ajinomoto Co., Inc.	58,475	1,877,612
Alfresa Holdings Corp.	27,568	415,787
Alps Alpine Co. Ltd.	60,488	906,827
Amada Co. Ltd.	53,421	902,462
ANA Holdings, Inc.(a)	47,751	792,776
ARCHION Corp.(a)(c)	187,558	362,656
Asahi Group Holdings Ltd.(a)	236,676	2,327,994
Asahi Kasei Corp.	268,743	2,641,860
Astellas Pharma, Inc.	296,935	4,204,059
Bandai Namco Holdings, Inc.	44,903	1,029,775
Bridgestone Corp.(a)	209,513	4,349,734
Brother Industries Ltd.	55,551	1,053,916
Canon, Inc.(a)	146,335	3,761,093
Central Japan Railway Co.	108,358	2,597,071
Chiba Bank Ltd. (The)(a)	55,025	758,795
Chubu Electric Power Co., Inc.	174,418	2,996,922
Chugai Pharmaceutical Co. Ltd.	26,033	1,386,995
Chugoku Electric Power Co., Inc. (The)	103,817	594,941
Coca-Cola Bottlers Japan Holdings, Inc.	30,792	667,001
COMSYS Holdings Corp.	23,223	835,496
Cosmo Energy Holdings Co. Ltd.	34,861	890,341
Dai Nippon Printing Co. Ltd.	75,169	1,422,423
Daicel Corp.(a)	44,186	346,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Daifuku Co. Ltd.	21,867	$955,146
Dai-ichi Life Holdings, Inc.	379,248	3,468,952
Daiichi Sankyo Co. Ltd.	135,655	2,201,483
Daikin Industries Ltd.	33,369	4,710,366
Daito Trust Construction Co. Ltd.	55,014	1,236,247
Daiwa House Industry Co. Ltd.	93,259	2,842,698
Daiwa Securities Group, Inc.	122,111	1,148,314
Daiwabo Holdings Co. Ltd.(a)	17,378	353,538
Denka Co. Ltd.(a)	28,065	730,211
Denso Corp.	405,900	4,845,074
Dentsu Group, Inc.(a)(c)	40,024	759,161
DIC Corp.	19,358	442,761
Disco Corp.	2,095	995,810
Dowa Holdings Co. Ltd.	13,715	833,780
East Japan Railway Co.	111,004	2,420,778
Ebara Corp.(a)	35,312	1,206,793
Eisai Co. Ltd.	57,802	1,728,499
Electric Power Development Co. Ltd.	46,497	1,136,828
ENEOS Holdings, Inc.	616,283	5,170,889
EXEO Group, Inc.	36,371	667,124
FANUC Corp.	70,733	3,121,505
Fast Retailing Co. Ltd.	4,938	2,322,315
Fuji Electric Co. Ltd.	16,667	1,399,434
Fuji Media Holdings, Inc.	11,641	287,686
FUJIFILM Holdings Corp.	197,230	3,626,276
Fujikura Ltd.	45,632	1,758,934
Fujitsu Ltd.	151,609	3,040,085
Fukuoka Financial Group, Inc.	18,760	765,110
Furukawa Electric Co. Ltd.	10,564	2,866,297
GS Yuasa Corp.	21,704	876,776
Hankyu Hanshin Holdings, Inc.	29,267	847,612
Hanwa Co. Ltd.	27,491	283,681
Haseko Corp.	45,654	787,646
Hikari Tsushin, Inc.	515	124,941
Hitachi Construction Machinery Co. Ltd.	18,677	653,131
Hitachi Ltd.	316,847	10,065,567
Honda Motor Co. Ltd.	1,274,412	10,331,243
Hoya Corp.	11,319	2,111,730
Hulic Co. Ltd.	47,292	532,871
Ibiden Co. Ltd.(a)	20,029	1,711,444
Idemitsu Kosan Co. Ltd.	250,461	2,140,978
IHI Corp.	40,309	735,562
Iida Group Holdings Co. Ltd.	26,832	379,158
INFRONEER Holdings, Inc.(a)	49,659	675,396
Inpex Corp.	184,900	4,815,762
Isetan Mitsukoshi Holdings Ltd.	34,889	662,364
Isuzu Motors Ltd.	137,524	1,893,063
ITOCHU Corp.	754,580	9,342,641
Iwatani Corp.	43,470	533,890
Japan Airlines Co. Ltd.(a)	48,513	762,179
Japan Exchange Group, Inc.	40,664	483,915
Japan Metropolitan Fund Investment Corp.	645	477,555
Japan Post Bank Co. Ltd.	213,490	3,660,042
Japan Post Holdings Co. Ltd.	341,422	3,955,702
Japan Post Insurance Co. Ltd.	128,580	1,252,533
Japan Tobacco, Inc.	104,276	3,881,056
JFE Holdings, Inc.(a)	243,395	2,670,489
JGC Holdings Corp.	51,307	778,834
JTEKT Corp.	81,742	997,390
	Shares	Value
Japan-(continued)
JX Advanced Metals Corp.	8,265	$256,171
Kajima Corp.	47,200	1,843,002
Kaneka Corp.	12,193	380,994
Kansai Electric Power Co., Inc. (The)(a)	168,745	2,700,735
Kansai Paint Co. Ltd.(a)	28,664	429,763
Kao Corp.	53,513	1,992,193
Kawasaki Heavy Industries Ltd.(a)	73,087	1,501,114
Kawasaki Kisen Kaisha Ltd.(a)	52,715	858,611
KDDI Corp.	397,481	6,498,367
Keyence Corp.	5,877	2,692,999
Kikkoman Corp.	67,282	610,694
Kintetsu Group Holdings Co. Ltd.	30,071	641,486
Kioxia Holdings Corp.(c)	1,430	345,670
Kirin Holdings Co. Ltd.	143,463	2,260,111
Kobe Steel Ltd.	124,800	1,536,566
Koito Manufacturing Co. Ltd.	58,396	946,534
Komatsu Ltd.	129,427	5,536,501
Konami Group Corp.	3,865	463,639
Konica Minolta, Inc.	180,769	574,289
K’s Holdings Corp.	42,506	490,850
Kubota Corp.	218,923	3,570,376
Kuraray Co. Ltd.	82,100	861,436
Kurita Water Industries Ltd.	12,022	649,135
Kyocera Corp.	251,385	4,363,882
Kyowa Kirin Co. Ltd.	31,686	476,921
Kyushu Electric Power Co., Inc.	101,986	1,101,610
Kyushu Railway Co.	17,181	393,995
Lixil Corp.(a)	88,365	911,582
LY Corp.	321,823	845,657
Macnica Holdings, Inc.	8,165	137,792
Makita Corp.	31,484	1,167,976
Marubeni Corp.	199,466	7,756,005
MatsukiyoCocokara & Co.	39,255	571,389
Mazda Motor Corp.	426,749	2,744,321
Mebuki Financial Group, Inc.	92,596	768,028
Medipal Holdings Corp.	24,277	433,350
MEIJI Holdings Co. Ltd.(a)	59,581	1,412,795
MINEBEA MITSUMI, Inc.	64,288	1,284,084
MISUMI Group, Inc.	36,376	836,520
Mitsubishi Chemical Group Corp.(a)	375,674	2,200,259
Mitsubishi Corp.	502,943	16,092,159
Mitsubishi Electric Corp.	240,674	9,649,241
Mitsubishi Estate Co. Ltd.	95,604	2,721,938
Mitsubishi Gas Chemical Co., Inc.	46,045	1,295,144
Mitsubishi HC Capital, Inc.(a)	123,498	1,120,672
Mitsubishi Heavy Industries Ltd.	130,362	3,887,047
Mitsubishi Materials Corp.	51,131	1,683,294
Mitsubishi Motors Corp.(a)	304,881	594,878
Mitsubishi UFJ Financial Group, Inc.	705,324	12,657,495
Mitsui & Co. Ltd.	365,161	13,697,188
Mitsui Chemicals, Inc.	106,393	1,296,654
Mitsui Fudosan Co. Ltd.	244,497	2,675,176
Mitsui Kinzoku Co. Ltd.	8,935	2,452,619
Mitsui OSK Lines Ltd.(a)	67,803	2,558,750
Mizuho Financial Group, Inc.	191,562	8,229,801
MS&AD Insurance Group Holdings, Inc.	137,946	3,543,760
Murata Manufacturing Co. Ltd.	226,066	7,490,133
Nagase & Co. Ltd.	58,700	441,089
Nagoya Railroad Co. Ltd.(a)	35,772	403,626
NEC Corp.	102,974	2,736,488
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Nexon Co. Ltd.	25,568	$431,238
NGK Corp.	52,572	1,662,866
NH Foods Ltd.	26,485	1,090,193
NHK Spring Co. Ltd.	6,935	126,589
Nichirei Corp.	40,289	483,734
Nidec Corp.(c)	136,771	2,104,772
Nikon Corp.(a)	85,731	947,586
Nintendo Co. Ltd.	62,694	3,063,985
Nippon Building Fund, Inc.	587	492,474
Nippon Electric Glass Co. Ltd.	16,493	860,151
Nippon Express Holdings, Inc., Class H	63,814	1,674,422
Nippon Paint Holdings Co. Ltd.	86,260	543,523
Nippon Paper Industries Co. Ltd.(a)	37,111	311,101
Nippon Sanso Holdings Corp.	13,515	476,022
Nippon Steel Corp.(a)	1,301,391	4,786,486
Nippon Television Holdings, Inc.	9,539	181,170
Nippon Yusen K.K.(a)	101,368	3,639,547
Nissan Chemical Corp.	14,180	612,550
Nissan Motor Co. Ltd.(a)(c)	1,995,946	4,562,389
Nisshin Seifun Group, Inc.	47,944	611,813
Nissin Foods Holdings Co. Ltd.(a)	25,106	449,046
Nissui Corp.	67,218	522,822
Niterra Co. Ltd.(a)	24,288	1,311,644
Nitori Holdings Co. Ltd.(a)	50,559	730,220
Nitto Denko Corp.	78,782	1,497,021
Nomura Holdings, Inc.	279,440	2,236,125
Nomura Real Estate Master Fund, Inc.	438	450,934
Nomura Research Institute Ltd.	23,089	622,570
NSK Ltd.	140,754	1,142,161
NTT, Inc.	6,193,325	6,026,905
Obayashi Corp.	86,396	2,029,284
Oji Holdings Corp.	231,569	1,216,284
Olympus Corp.	113,874	1,118,938
Omron Corp.	44,807	1,607,921
Ono Pharmaceutical Co. Ltd.	88,880	1,313,291
Open House Group Co. Ltd.	1,830	107,599
Oriental Land Co. Ltd.	27,412	381,018
ORIX Corp.	128,634	4,325,225
Osaka Gas Co. Ltd.	64,803	2,326,366
Otsuka Corp.	30,379	562,992
Otsuka Holdings Co. Ltd.	57,105	4,157,955
Pan Pacific International Holdings Corp.	109,477	618,615
Panasonic Holdings Corp.	552,455	11,290,097
Persol Holdings Co. Ltd.	304,853	453,315
Recruit Holdings Co. Ltd.	75,008	3,471,417
Renesas Electronics Corp.	169,945	3,433,448
Rengo Co. Ltd.	69,309	545,573
Resona Holdings, Inc.	184,533	2,305,869
Resonac Holdings Corp.(a)	33,504	3,063,155
Ricoh Co. Ltd.	139,610	1,176,222
Rohm Co. Ltd.	76,922	1,662,611
Ryohin Keikaku Co. Ltd.	24,975	577,938
Sankyu, Inc.	8,763	470,451
Santen Pharmaceutical Co. Ltd.	52,675	542,321
Sanwa Holdings Corp.	19,926	455,324
SBI Holdings, Inc.	40,297	812,336
SCREEN Holdings Co. Ltd.(a)	13,668	905,336
Secom Co. Ltd.	43,597	1,585,837
Seiko Epson Corp.	84,831	1,139,947
Seino Holdings Co. Ltd.	27,788	425,515
	Shares	Value
Japan-(continued)
Sekisui Chemical Co. Ltd.	77,071	$1,179,896
Sekisui House Ltd.(a)	126,280	2,746,987
Seven & i Holdings Co. Ltd.(a)	394,012	4,695,648
SG Holdings Co. Ltd.(a)	90,412	845,363
Sharp Corp.(a)(c)	90,146	322,696
Shimadzu Corp.	24,746	574,682
SHIMAMURA Co. Ltd.	22,752	476,003
Shimano, Inc.	9,566	1,002,655
Shimizu Corp.	68,157	1,315,539
Shin-Etsu Chemical Co. Ltd.	188,838	8,686,195
Shionogi & Co. Ltd.	87,626	1,768,610
Shiseido Co. Ltd.	67,291	1,373,097
Shizuoka Financial Group, Inc.	45,886	804,786
SMC Corp.	5,639	2,770,279
SoftBank Corp.	3,110,285	4,373,441
SoftBank Group Corp.	288,314	9,839,041
Sojitz Corp.	46,152	1,726,956
Sompo Holdings, Inc.	82,443	3,065,214
Sony Financial Group, Inc.	313,458	280,955
Sony Group Corp.	423,946	8,485,768
Stanley Electric Co. Ltd.	28,871	562,933
Subaru Corp.	170,609	2,538,825
SUMCO Corp.(a)	94,827	1,511,484
Sumitomo Chemical Co. Ltd.	635,585	2,071,983
Sumitomo Corp.	161,057	5,982,722
Sumitomo Electric Industries Ltd.	126,969	8,350,908
Sumitomo Forestry Co. Ltd.(a)	101,671	917,935
Sumitomo Heavy Industries Ltd.	32,523	1,099,318
Sumitomo Metal Mining Co. Ltd.	55,115	3,385,388
Sumitomo Mitsui Financial Group, Inc.	336,981	11,887,091
Sumitomo Mitsui Trust Group, Inc.	62,262	2,079,634
Sumitomo Realty & Development Co. Ltd.	51,096	1,582,440
Sumitomo Rubber Industries Ltd.	56,573	732,986
Suntory Beverage & Food Ltd.	22,478	647,159
Suzuken Co. Ltd.	12,874	455,254
Suzuki Motor Corp.	312,818	3,495,032
Sysmex Corp.(a)	52,423	462,475
T&D Holdings, Inc.	37,946	918,476
Taiheiyo Cement Corp.	28,032	635,823
Taisei Corp.	17,487	1,894,489
Taiyo Yuden Co. Ltd.	27,043	1,107,688
Takashimaya Co. Ltd.(a)	52,063	618,407
Takeda Pharmaceutical Co. Ltd.	318,013	10,621,886
TDK Corp.	205,807	3,759,456
Teijin Ltd.	51,939	522,569
Terumo Corp.	104,976	1,334,438
TIS, Inc.	21,612	470,583
Tobu Railway Co. Ltd.	29,681	529,538
Toho Gas Co. Ltd.	58,664	440,067
Tohoku Electric Power Co., Inc.	137,101	956,701
Tokio Marine Holdings, Inc.	120,156	5,497,489
Tokyo Electric Power Co. Holdings, Inc.(c)	677,250	2,575,922
Tokyo Electron Ltd.	24,655	7,258,451
Tokyo Gas Co. Ltd.	64,024	2,716,488
Tokyo Tatemono Co. Ltd.	22,762	523,270
Tokyu Corp.	61,174	649,933
Tokyu Fudosan Holdings Corp.	84,703	720,482
TOPPAN Holdings, Inc.	50,509	1,499,870
Toray Industries, Inc.	299,184	2,146,011
Tosoh Corp.	66,335	1,021,227
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
TOTO Ltd.	29,316	$1,028,834
Toyo Seikan Group Holdings Ltd.	24,380	505,174
Toyo Suisan Kaisha Ltd.	8,029	550,923
Toyo Tire Corp.	20,404	499,789
Toyoda Gosei Co. Ltd.	21,655	638,361
Toyota Boshoku Corp.	31,319	442,696
Toyota Motor Corp.	1,424,738	27,322,263
Toyota Tsusho Corp.	105,214	4,126,307
Trend Micro, Inc.	10,421	362,387
Tsuruha Holdings, Inc.(a)	34,665	455,751
UBE Corp.(a)	32,949	498,946
Unicharm Corp.	117,895	688,058
West Japan Railway Co.(a)	55,462	1,002,989
Yakult Honsha Co. Ltd.(a)	34,088	593,044
Yamada Holdings Co. Ltd.	194,572	648,103
Yamaha Corp.	94,419	673,176
Yamaha Motor Co. Ltd.(a)	292,338	2,051,410
Yamato Holdings Co. Ltd.	75,515	854,717
Yamazaki Baking Co. Ltd.	23,301	486,922
Yaskawa Electric Corp.	25,061	887,813
Yokogawa Electric Corp.	25,589	890,098
Yokohama Financial Group, Inc.	96,242	912,713
Yokohama Rubber Co. Ltd. (The)	26,453	1,075,653
		629,332,342
Luxembourg-0.37%
Aperam S.A.	16,237	868,101
ArcelorMittal S.A.	142,478	8,267,372
Eurofins Scientific SE	9,680	672,537
SES S.A., FDR	78,182	645,068
		10,453,078
Macau-0.02%
Galaxy Entertainment Group Ltd.	112,569	480,184
Netherlands-2.17%
Aalberts N.V.	14,816	562,522
ABN AMRO Bank N.V., CVA(b)	103,048	3,585,975
Adyen N.V.(b)(c)	365	411,676
Akzo Nobel N.V.(a)	42,450	2,490,406
argenx SE, ADR(c)	748	584,727
ASM International N.V.	1,174	1,147,910
ASML Holding N.V.	7,481	10,808,611
ASR Nederland N.V.	14,154	1,074,582
Heineken Holding N.V.(a)	17,753	1,260,902
Heineken N.V.	28,738	2,236,107
IMCD N.V.(a)	4,805	564,707
ING Groep N.V.	314,447	9,095,888
Koninklijke Ahold Delhaize N.V.	188,713	8,847,703
Koninklijke KPN N.V.	297,732	1,591,324
Koninklijke Philips N.V.	113,129	2,982,570
Magnum Ice Cream Co. N.V. (The)(c)	37,575	549,325
NN Group N.V.	38,250	3,346,459
NXP Semiconductors N.V.	15,494	4,548,883
Prosus N.V.(c)	32,426	1,569,039
Randstad N.V.(a)	35,844	1,061,566
SBM Offshore N.V.	20,169	862,418
Universal Music Group N.V.(a)	26,346	552,131
Wolters Kluwer N.V.	12,117	945,194
		60,680,625
	Shares	Value
New Zealand-0.02%
Fletcher Building Ltd.(c)	107,746	$177,382
Spark New Zealand Ltd.	280,793	343,668
		521,050
Norway-0.79%
Aker BP ASA	66,009	2,569,932
DNB Bank ASA	81,431	2,455,957
Equinor ASA	260,247	10,548,187
Mowi ASA	41,199	910,369
Norsk Hydro ASA	262,254	2,891,700
Orkla ASA	65,141	800,177
Telenor ASA	80,010	1,313,474
Wallenius Wilhelmsen ASA	49,667	636,439
		22,126,235
Poland-0.39%
Bank Polska Kasa Opieki S.A.	14,101	881,582
KGHM Polska Miedz S.A.(c)	18,303	1,535,503
ORLEN S.A.	142,510	5,230,971
PGE Polska Grupa Energetyczna S.A.(c)	184,259	541,260
Powszechna Kasa Oszczednosci Bank Polski S.A.	39,864	1,042,938
Powszechny Zaklad Ubezpieczen S.A.	61,888	1,087,408
Santander Bank Polska S.A.	1,043	177,510
Tauron Polska Energia S.A.(c)	187,934	490,488
		10,987,660
Portugal-0.16%
EDP S.A.	432,874	2,359,812
Galp Energia SGPS S.A.	65,945	1,541,664
Jeronimo Martins SGPS S.A.	28,446	682,712
		4,584,188
Russia-0.00%
Evraz PLC(c)(d)	48,360	0
Raspadskaya PAO(c)(d)	546	0
		0
Singapore-0.99%
CapitaLand Ascendas REIT	317,776	624,210
CapitaLand Integrated Commercial Trust	434,039	807,929
ComfortDelGro Corp. Ltd.	399,232	464,539
DBS Group Holdings Ltd.	114,450	5,274,258
Grab Holdings Ltd., Class A(c)	39,626	151,371
Keppel Ltd.	124,765	1,067,288
Keppel REIT	13,752	9,677
Olam Group Ltd.	123,094	98,556
Oversea-Chinese Banking Corp. Ltd.	288,084	4,967,274
Sea Ltd., ADR(c)	7,912	671,570
Singapore Airlines Ltd.(a)	223,164	1,104,620
Singapore Telecommunications Ltd.	512,633	1,855,560
STMicroelectronics N.V.	100,076	5,450,395
United Overseas Bank Ltd.	132,279	3,764,963
UOL Group Ltd.	94,507	790,153
Venture Corp. Ltd.	44,141	563,081
		27,665,444
South Africa-0.35%
Anglo American PLC	188,430	9,311,440
Valterra Platinum Ltd.	6,285	504,924
		9,816,364
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
South Korea-9.71%
BNK Financial Group, Inc.(a)	61,656	$782,860
Celltrion, Inc.(c)	5,611	764,290
CJ CheilJedang Corp.	4,116	688,366
CJ Corp.	6,055	922,041
DB Insurance Co. Ltd.	6,445	733,399
DL E&C Co. Ltd.	14,513	978,288
Doosan Enerbility Co. Ltd.(c)	16,198	1,411,700
E-MART, Inc.	11,983	867,839
GS Engineering & Construction Corp.(a)	31,910	828,282
GS Holdings Corp.	18,048	1,002,392
Hana Financial Group, Inc.	39,956	3,471,439
Hankook Tire & Technology Co. Ltd.	17,667	710,939
Hanwha Corp.(a)	10,473	952,070
Hanwha Solutions Corp.(c)	24,313	843,229
HD Hyundai Co. Ltd.	6,822	1,448,418
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,768	866,737
HMM Co. Ltd.(a)	67,046	934,566
Hyundai Engineering & Construction Co. Ltd.	17,941	1,986,970
Hyundai Glovis Co. Ltd.	6,640	1,025,240
Hyundai Mobis Co. Ltd.(a)	12,667	3,663,536
Hyundai Motor Co.(a)	42,634	15,453,111
Hyundai Steel Co.(a)	46,427	1,349,600
Industrial Bank of Korea(a)	41,644	638,355
Kakao Corp.	19,423	625,286
KB Financial Group, Inc.	42,250	4,626,595
Kia Corp.	59,004	6,085,777
Korea Electric Power Corp.	64,572	1,934,698
Korea Gas Corp.	21,424	568,043
Korea Zinc Co. Ltd.(a)	947	1,015,100
Korean Air Lines Co. Ltd.	51,168	856,426
KT Corp.	4,795	197,549
KT&G Corp.	10,505	1,266,502
Kumho Petrochemical Co. Ltd.	5,868	583,808
LG Chem Ltd.(a)	15,508	4,200,236
LG Corp.(a)	17,865	1,205,686
LG Display Co. Ltd.(a)(c)	121,942	1,018,150
LG Electronics, Inc.(a)	42,797	4,121,909
LG H&H Co. Ltd.(a)	3,019	520,352
LG Innotek Co. Ltd.	5,514	2,155,730
LG Uplus Corp.	66,333	711,271
LOTTE Chemical Corp.	11,022	855,255
LS Corp.	3,769	1,172,587
NAVER Corp.	11,858	1,703,310
POSCO Holdings, Inc.(a)	28,832	9,093,643
Samsung C&T Corp.	11,015	2,250,414
Samsung E&A Co. Ltd.(a)	25,550	925,344
Samsung Electro-Mechanics Co. Ltd.	7,801	4,475,317
Samsung Electronics Co. Ltd.	859,604	129,445,780
Samsung Fire & Marine Insurance Co. Ltd.	3,316	1,035,540
Samsung Life Insurance Co. Ltd.	9,785	1,664,226
Samsung SDI Co. Ltd.(c)	9,583	4,538,576
Samsung SDS Co. Ltd.(a)	6,836	773,768
Shinhan Financial Group Co. Ltd.(a)	69,090	4,691,815
SK hynix, Inc.	26,434	23,573,014
SK Innovation Co. Ltd.(a)(c)	18,557	1,842,285
SK Telecom Co. Ltd.	32,717	2,120,130
SK, Inc.(a)	12,247	3,565,044
	Shares	Value
South Korea-(continued)
S-Oil Corp.	11,069	$1,007,410
Woori Financial Group, Inc.	101,607	2,317,061
		271,067,304
Spain-2.57%
ACS Actividades de Construccion y Servicios S.A.	15,575	2,243,754
Aena S.M.E. S.A.(a)(b)	23,276	635,404
Amadeus IT Group S.A.	18,996	1,095,554
Banco Bilbao Vizcaya Argentaria S.A.	468,385	10,337,788
Banco de Sabadell S.A.	412,736	1,599,361
Banco Santander S.A.(a)	1,517,582	18,508,582
Bankinter S.A.	38,975	648,256
CaixaBank S.A.	208,666	2,654,619
Cellnex Telecom S.A.(a)(b)	27,050	910,109
Enagas S.A.	34,389	688,173
Endesa S.A.	34,520	1,547,386
Grifols S.A.(a)	76,423	805,399
Iberdrola S.A.	389,276	9,121,616
Industria de Diseno Textil S.A.(a)	50,560	3,024,506
Mapfre S.A.(a)	146,665	717,607
Merlin Properties SOCIMI S.A.	33,310	582,201
Naturgy Energy Group S.A.	15,988	502,799
Redeia Corp. S.A.	49,768	870,843
Repsol S.A.	391,341	10,506,511
Telefonica S.A.(a)	1,026,269	4,628,695
		71,629,163
Sweden-1.91%
Alfa Laval AB(a)	13,993	840,345
Assa Abloy AB, Class B(a)	55,842	2,144,783
Atlas Copco AB, Class A	157,049	3,011,865
Autoliv, Inc.(a)	8,829	1,023,546
Billerud AB(a)	53,169	364,734
Boliden AB	39,197	2,056,140
Castellum AB(a)	44,469	568,022
Electrolux AB, Class B(a)(c)	112,102	625,448
Epiroc AB, Class A(a)	41,566	1,197,502
EQT AB(a)	12,930	421,040
Essity AB, Class B	64,585	1,710,903
Evolution AB(a)(b)	8,517	598,999
Getinge AB, Class B(a)	6,609	132,776
H & M Hennes & Mauritz AB, Class B(a)	64,952	1,163,326
Hexagon AB, Class B(a)	121,753	1,327,392
Holmen AB, Class B(a)	9,283	319,600
Husqvarna AB, Class B(a)	114,119	548,616
NIBE Industrier AB, Class B(a)	111,644	506,467
Sandvik AB	68,438	2,873,032
Securitas AB, Class B(a)	56,050	938,738
Skandinaviska Enskilda Banken AB, Class A(a)	130,648	2,580,457
Skanska AB, Class B	49,149	1,324,636
SKF AB, Class B(a)	50,814	1,276,784
Spotify Technology S.A.(c)	1,455	649,730
SSAB AB, Class B(a)	229,752	2,087,515
Svenska Cellulosa AB S.C.A., Class B(a)	57,881	661,863
Svenska Handelsbanken AB, Class A(a)	142,266	2,017,406
Swedbank AB, Class A	88,917	3,136,641
Tele2 AB, Class B	63,624	1,301,867
Telefonaktiebolaget LM Ericsson, Class B	496,967	5,916,048
Telia Co. AB(a)	292,784	1,527,653
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Sweden-(continued)
Trelleborg AB, Class B	19,903	$815,507
Volvo AB, Class B(a)	202,427	7,041,345
Volvo Car AB, Class B(a)(c)	234,473	559,845
		53,270,571
Switzerland-3.72%
ABB Ltd.	63,118	6,378,024
Adecco Group AG(a)	60,514	1,393,297
Barry Callebaut AG(a)	449	672,385
Bucher Industries AG(a)	843	334,453
Chocoladefabriken Lindt & Spruengli AG, PC	74	906,887
Cie Financiere Richemont S.A.	21,573	4,136,528
Clariant AG(c)	53,173	547,161
DKSH Holding AG	5,895	449,616
DSM-Firmenich AG	27,597	2,060,136
Galderma Group AG, Class A(c)	878	184,034
Galenica AG(b)(c)	4,463	475,060
Geberit AG	1,298	876,353
Givaudan S.A.	333	1,186,435
Helvetia Baloise Holding AG	4,024	1,102,329
Julius Baer Group Ltd.	15,367	1,261,989
Kuehne + Nagel International AG, Class R(a)	6,375	1,495,936
Logitech International S.A., Class R	11,064	1,091,178
Lonza Group AG	2,726	1,674,503
Nestle S.A.	185,851	18,798,648
Partners Group Holding AG(a)	691	750,585
PSP Swiss Property AG	2,699	538,969
Roche Holding AG(c)	68,883	28,044,698
Sandoz Group AG	29,813	2,389,263
Schindler Holding AG, PC	2,767	966,529
SGS S.A.	6,077	657,854
Sika AG(c)	8,392	1,546,655
Sonova Holding AG, Class A	2,599	569,212
Sunrise Communications AG, (Acquired 03/21/2025 - 04/28/2026; Cost $508,047)(a)(e)	9,397	560,078
Swatch Group AG (The), BR(a)	7,805	1,810,142
Swiss Life Holding AG(a)	1,642	1,926,151
Swiss Prime Site AG(c)	4,717	816,704
Swisscom AG	2,271	1,919,157
UBS Group AG(c)	203,548	8,999,303
Zurich Insurance Group AG	10,390	7,237,635
		103,757,887
United Kingdom-10.95%
3i Group PLC	47,453	1,648,006
Aberdeen Group PLC	358,701	1,012,305
Admiral Group PLC	16,944	777,430
Associated British Foods PLC(a)	52,004	1,293,171
AstraZeneca PLC	77,094	14,606,041
Aviva PLC	263,207	2,229,212
B&M European Value Retail PLC	312,667	713,451
BAE Systems PLC	161,338	4,481,121
Balfour Beatty PLC	79,325	880,215
Barclays PLC	1,862,852	10,934,410
Barratt Redrow PLC	270,414	919,678
Beazley PLC	9,059	157,130
Bellway PLC	24,957	646,278
Berkeley Group Holdings PLC (The)(c)	14,659	637,354
	Shares	Value
United Kingdom-(continued)
British American Tobacco PLC	278,525	$16,380,787
British Land Co. PLC (The)	110,925	586,137
BT Group PLC	1,623,653	4,766,614
Bunzl PLC	43,282	1,424,845
Burberry Group PLC(c)	60,850	964,230
Centrica PLC	713,357	2,080,624
Coca-Cola Europacific Partners PLC	13,668	1,292,583
Compass Group PLC	87,736	2,479,158
Croda International PLC	17,544	679,519
Currys PLC	258,342	439,206
DCC PLC	23,580	1,774,817
Diageo PLC	167,711	3,386,281
Drax Group PLC	72,813	874,853
easyJet PLC(a)	25,520	121,977
Entain PLC	71,736	528,743
GSK PLC	448,546	11,743,330
Haleon PLC	828,681	3,821,401
Halma PLC	11,573	695,465
Hays PLC	282,830	127,919
Hiscox Ltd.	7,171	150,683
Howden Joinery Group PLC	12,065	127,112
HSBC Holdings PLC	1,841,166	33,829,850
ICG PLC	20,709	509,862
IG Group Holdings PLC	34,522	704,476
IMI PLC	16,161	614,683
Imperial Brands PLC	95,222	3,612,689
Inchcape PLC	71,213	802,321
Informa PLC	87,102	940,442
International Consolidated Airlines Group S.A.	178,487	901,737
Intertek Group PLC	11,030	709,540
Investec PLC	85,233	731,700
ITV PLC	577,232	627,233
J Sainsbury PLC	619,458	2,764,155
JD Sports Fashion PLC	427,350	391,763
Johnson Matthey PLC	47,302	1,334,144
Kingfisher PLC	541,841	2,127,711
Land Securities Group PLC	101,899	818,764
Legal & General Group PLC	616,944	2,114,228
Lloyds Banking Group PLC	6,704,037	9,100,102
London Stock Exchange Group PLC	24,789	3,212,052
M&G PLC	495,827	2,034,982
Man Group PLC	174,238	601,213
Marks & Spencer Group PLC	241,745	1,086,083
Melrose Industries PLC	130,832	857,357
National Grid PLC	385,590	6,892,652
NatWest Group PLC	861,953	6,865,236
Next PLC	6,449	1,136,586
Pearson PLC	72,468	1,067,916
Pennon Group PLC	64,376	480,876
Persimmon PLC	85,083	1,225,140
Quilter PLC(b)	206,026	513,749
Reckitt Benckiser Group PLC	50,510	3,209,396
RELX PLC	59,615	2,170,907
Rentokil Initial PLC	156,342	1,052,549
Rolls-Royce Holdings PLC	56,347	905,446
RS Group PLC	60,328	494,868
Sage Group PLC (The)	64,592	769,291
Schroders PLC	99,319	780,945
Segro PLC	113,899	1,077,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Serco Group PLC	35,122	$134,627
Severn Trent PLC	18,601	825,731
Shell PLC	1,312,726	59,602,153
Smith & Nephew PLC	79,776	1,232,717
Smiths Group PLC	29,107	1,003,536
SSE PLC	87,934	3,144,028
St. James’s Place PLC	31,620	521,378
Standard Chartered PLC	278,070	7,071,122
Standard Life PLC	62,722	644,389
Subsea 7 S.A.	31,223	1,120,189
Tate & Lyle PLC	83,299	415,163
Taylor Wimpey PLC	851,537	899,497
Tesco PLC	1,237,712	8,096,998
Travis Perkins PLC	75,630	536,207
Unilever PLC	144,410	8,409,535
United Utilities Group PLC	49,731	984,898
Vistry Group PLC(a)(c)	68,467	305,152
Vodafone Group PLC	8,601,288	13,666,809
Weir Group PLC (The)	13,268	480,232
Whitbread PLC	24,384	740,189
WPP PLC	341,145	1,233,416
		305,520,040
United States-4.26%
A.P. Moller - Maersk A/S, Class B(a)	3,064	7,271,250
Acerinox S.A.	38,360	629,233
Aegon Ltd.	112,342	930,458
Alcon AG	31,401	2,342,060
Allegion PLC	3,046	418,764
Amrize Ltd.(c)	19,726	1,082,295
Aptiv PLC(c)	26,259	1,582,367
ARM Holdings PLC, ADR(a)(c)	2,663	560,082
Atlassian Corp., Class A(c)	2,012	138,003
BP PLC	3,699,578	29,244,375
Ferrovial N.V.	2,141	146,951
Garmin Ltd.	7,966	2,000,581
GFL Environmental, Inc.	3,734	149,514
Holcim AG(c)	32,187	2,988,346
ICON PLC(c)	5,264	622,889
James Hardie Industries PLC(a)(c)	23,383	490,809
JBS N.V., Class A(c)	24,853	399,139
	Shares	Value
United States-(continued)
lululemon athletica, Inc.(c)	7,621	$1,049,412
Medtronic PLC	93,500	7,570,695
Novartis AG	131,809	19,462,572
Perrigo Co. PLC	33,470	396,285
Qiagen N.V.	12,059	411,141
Sanofi S.A.	164,123	15,350,211
Signify N.V.(a)	42,484	965,763
Sims Ltd.	27,920	421,371
Smurfit WestRock PLC(a)	30,254	1,161,451
Stellantis N.V.(c)	1,525,968	11,191,810
Swiss Re AG(a)	19,929	3,207,464
Tenaris S.A.(a)	46,526	1,484,415
Trane Technologies PLC	3,688	1,816,488
Transocean Ltd.(a)(c)	224,604	1,531,799
Versigent PLC(c)	9,048	316,409
Waste Connections, Inc.(a)	9,236	1,518,366
		118,852,768
Zambia-0.06%
First Quantum Minerals Ltd.(c)	64,771	1,582,752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $1,855,358,785)		2,781,609,295
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.25%
Invesco Private Government Fund, 3.63%(f)(g)(h)	55,916,829	55,916,829
Invesco Private Prime Fund, 3.78%(f)(g)(h)	146,476,863	146,491,511
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $202,411,035)		202,408,340
TOTAL INVESTMENTS IN SECURITIES-106.91% (Cost $2,057,769,820)		2,984,017,635
OTHER ASSETS LESS LIABILITIES-(6.91)%		(192,747,565)
NET ASSETS-100.00%		$2,791,270,070

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $16,983,941, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Restricted security. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$57,147,559	$(57,147,559)	$-	$-	$-	$22,522
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,266,155	178,354,610	(161,703,936)	-	-	55,916,829	1,013,716 *
Invesco Private Prime Fund	115,622,990	376,722,018	(345,821,727)	(1,115)	(30,655)	146,491,511	2,760,202 *
Total	$154,889,145	$612,224,187	$(564,673,222)	$(1,115)	$(30,655)	$202,408,340	$3,796,440

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.58%
Australia-5.38%
Accent Group Ltd.	77,829	$34,630
ALS Ltd.	26,772	417,460
Amotiv Ltd.	17,442	81,014
AMP Ltd.	364,918	386,874
Ansell Ltd.	19,016	364,283
ARB Corp. Ltd.	6,701	90,489
ASX Ltd.	12,772	558,838
Atlas Arteria Ltd.	87,543	302,933
AUB Group Ltd.	6,598	122,710
Austal Ltd.(a)	34,343	103,415
Bank of Queensland Ltd.(b)	108,867	527,770
Bapcor Ltd.(b)	64,404	26,343
Beach Energy Ltd.(b)	442,684	375,507
Bega Cheese Ltd.	34,770	138,835
Breville Group Ltd.(b)	6,943	151,595
BWP Property Group Ltd.	23,926	67,635
CAR Group Ltd.	15,287	281,605
Centuria Capital Group	78,498	96,448
Centuria Industrial REIT	65,181	141,154
Challenger Ltd.	59,056	367,064
Charter Hall Group	28,753	422,831
Charter Hall Long Wale REIT	70,149	177,902
Charter Hall Retail REIT	61,592	174,518
Cleanaway Waste Management Ltd.(b)	246,687	395,207
Cochlear Ltd.(b)	3,100	210,635
Corporate Travel Management Ltd.(a)(b)	4,811	899
Credit Corp. Group Ltd.	9,674	75,347
Cromwell Property Group	198,455	57,297
Dalrymple Bay Infrastructure Ltd.	10,914	42,637
Domino’s Pizza Enterprises Ltd.	11,734	140,523
Eagers Automotive Ltd.(b)	24,060	419,401
Elders Ltd.	44,845	232,090
Evolution Mining Ltd.	85,401	753,994
Flight Centre Travel Group Ltd.(b)	17,813	132,552
G8 Education Ltd.(b)	160,823	19,803
GrainCorp Ltd., Class A	49,185	218,342
Harvey Norman Holdings Ltd.	88,747	289,657
Healius Ltd.(b)	159,937	58,339
Helia Group Ltd.	49,029	190,537
HomeCo Daily Needs REIT(c)	176,825	162,412
IDP Education Ltd.(b)	39,053	93,712
IGO Ltd.(a)	103,489	568,636
Iluka Resources Ltd.	97,864	581,437
Ingenia Communities Group	36,329	105,141
Inghams Group Ltd.(b)	59,326	80,863
IPH Ltd.	29,865	78,390
IRESS Ltd.	23,542	115,733
Lottery Corp. Ltd. (The)	60,842	243,219
Lynas Rare Earths Ltd.(a)	22,567	319,695
Magellan Financial Group Ltd.	35,989	266,462
Monadelphous Group Ltd.	12,204	247,527
Myer Holdings Ltd.(b)	247,622	46,474
New Hope Corp. Ltd.(b)	132,238	523,512
NEXTDC Ltd.(a)(b)	16,898	175,157
NEXTDC Ltd., Rts., expiring 05/11/2026(a)	3,129	3,464
nib holdings Ltd.(b)	46,429	223,912
Nine Entertainment Co. Holdings Ltd.(b)	281,466	194,490
	Shares	Value
Australia-(continued)
NRW Holdings Ltd.	70,696	$314,780
Nufarm Ltd.(a)	61,101	108,294
OceanaGold Corp.	15,449	477,397
Orora Ltd.	246,239	234,761
Perenti Ltd.	145,995	197,328
Perpetual Ltd.	16,318	196,941
Perseus Mining Ltd.	90,220	361,071
PLS Group Ltd.(a)(b)	247,939	1,101,651
Premier Investments Ltd.	14,648	131,389
Qantas Airways Ltd.	40,824	249,267
Qube Holdings Ltd.	154,428	561,511
Ramelius Resources Ltd.	68,001	168,542
REA Group Ltd.	1,161	143,538
Reece Ltd.(b)	40,692	405,109
Region Group	146,199	244,139
Regis Resources Ltd.	67,149	343,832
Resolute Mining Ltd.(a)	41,919	35,821
Sandfire Resources Ltd.(a)	32,651	393,929
SEEK Ltd.	24,556	246,165
Service Stream Ltd.	77,863	109,623
SGH Ltd.	11,691	330,662
Sigma Healthcare Ltd.(b)	62,530	126,241
Stanmore Resources Ltd.	90,362	153,078
Steadfast Group Ltd.	76,646	235,423
Super Retail Group Ltd.	25,963	222,934
Tabcorp Holdings Ltd.	355,807	292,037
TPG Telecom Ltd.	83,258	251,470
Ventia Services Group Pty. Ltd.	57,072	219,404
Waypoint REIT Ltd.	80,110	142,763
WiseTech Global Ltd.	3,286	103,351
Yancoal Australia Ltd.(c)	22,466	123,443
		20,905,243
Austria-0.75%
ANDRITZ AG	7,905	671,350
CA Immobilien Anlagen AG	4,857	155,558
EVN AG	4,979	169,090
Kontron AG(b)	7,196	180,334
Lenzing AG(a)	3,900	106,691
Mayr Melnhof Karton AG	880	82,574
Oesterreichische Post AG	3,434	129,202
Palfinger AG	3,200	131,613
Strabag SE, BR	3,111	328,150
Telekom Austria AG	6,163	70,024
UNIQA Insurance Group AG	14,277	273,807
Verbund AG	3,535	266,591
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,717	354,988
		2,919,972
Belgium-1.48%
Aedifica S.A.(b)	5,082	428,201
Azelis Group N.V.(b)	31,348	415,133
Barco N.V.(b)	12,188	136,352
Bekaert S.A.(b)	5,469	269,927
Cofinimmo S.A.	4,814	474,562
Colruyt Group N.V(b)	6,381	245,834
Deme Group N.V.	729	166,270
D’Ieteren Group	1,758	363,090
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Belgium-(continued)
Elia Group S.A./N.V.(a)	2,919	$483,842
Fagron	5,108	144,023
Financiere de Tubize S.A.(b)	596	137,178
Galapagos N.V.(a)	9,993	280,445
Gimv N.V.(b)	2,535	142,768
KBC Ancora	2,936	267,871
Lotus Bakeries N.V.(b)	11	132,355
Melexis N.V.(b)	2,813	236,606
Montea N.V.	1,902	157,081
Ontex Group N.V.(a)(b)	11,618	39,684
Retail Estates N.V.	1,309	104,311
Shurgard Self Storage Ltd.	3,961	121,777
Solvay S.A., Class A	12,777	417,004
Tessenderlo Group S.A.(b)	1,893	47,470
Warehouses De Pauw C.V.A.(b)	15,517	407,644
Xior Student Housing N.V.(c)	4,091	132,553
		5,751,981
Brazil-0.06%
ERO Copper Corp.(a)	7,150	184,436
Karoon Energy Ltd.	38,173	60,093
		244,529
Canada-9.25%
AbCellera Biologics, Inc.(a)(b)	44,281	183,766
ADENTRA, Inc.	733	18,369
Advantage Energy Ltd.(a)	28,683	217,688
Aecon Group, Inc.	16,299	598,265
AGF Management Ltd., Class B	2,644	31,469
Air Canada(a)	26,314	360,558
Alamos Gold, Inc., Class A	14,666	584,011
Alaris Equity Partners Income	6,037	99,929
Algoma Steel Group, Inc.	58,859	275,462
Allied Properties REIT(b)	50,453	364,747
Altus Group Ltd.(b)	3,277	108,728
Aritzia, Inc.(a)	2,924	307,996
Athabasca Oil Corp.(a)	59,061	518,970
ATS Corp.(a)	7,934	256,889
Badger Infrastructure Solutions Ltd.	2,813	135,783
Baytex Energy Corp.	189,231	957,903
Birchcliff Energy Ltd.	73,121	345,432
Bird Construction, Inc.	5,710	210,134
BlackBerry Ltd.(a)	64,572	348,692
Boardwalk REIT	5,228	260,728
Bombardier, Inc., Class B(a)	1,947	412,888
Boralex, Inc., Class A(b)	11,799	318,662
Boyd Group, Inc.	1,863	229,826
Brookfield Business Corp.	5,540	188,452
Brookfield Infrastructure Corp.	5,804	214,276
Brookfield Renewable Corp.	7,568	274,118
Brookfield Wealth Solutions Ltd.(a)	4,527	204,049
BRP, Inc.	7,547	421,459
Cameco Corp.	7,799	956,783
Canaccord Genuity Group, Inc.	11,553	100,583
Canada Packers, Inc.	1,407	19,021
Canadian Solar, Inc.(a)(b)	26,793	409,665
Canadian Utilities Ltd., Class A	18,326	652,875
Canfor Corp.(a)	14,051	124,912
Capstone Copper Corp.(a)	39,351	327,275
Cardinal Energy Ltd.(b)	22,876	208,575
Cargojet, Inc.	2,312	134,259
	Shares	Value
Canada-(continued)
Cascades, Inc.	18,298	$144,652
Centerra Gold, Inc.	40,474	702,965
CES Energy Solutions Corp.	30,482	433,122
Champion Iron Ltd.	83,929	289,539
Chartwell Retirement Residences	15,419	244,012
Chemtrade Logistics Income Fund	21,845	273,965
Choice Properties REIT(b)	25,628	283,751
Cogeco Communications, Inc.	7,295	337,335
Colliers International Group, Inc.	2,070	215,958
Crombie REIT	19,035	237,046
Definity Financial Corp.	5,727	291,378
Descartes Systems Group, Inc. (The)(a)	2,898	208,679
DPM Metals, Inc.	12,618	422,825
Dream Industrial REIT(b)	40,462	406,671
DREAM Unlimited Corp.(b)	1,961	26,654
E-L Financial Corp. Ltd.	1,094	13,704
Enerflex Ltd.	23,861	638,993
Enghouse Systems Ltd.	6,320	78,704
EQB, Inc.	2,548	230,782
Equinox Gold Corp.	38,223	533,005
Exchange Income Corp.(b)	5,331	391,864
First Capital REIT(b)	31,683	544,461
First Majestic Silver Corp.	18,546	364,625
FirstService Corp.	2,009	268,649
Fortuna Mining Corp., Class C(a)	28,534	274,627
Freehold Royalties Ltd.(b)	13,391	176,992
Gibson Energy, Inc.	30,827	673,796
goeasy Ltd.	1,708	42,678
Granite REIT	8,113	547,602
Headwater Exploration, Inc.	4,124	40,661
Hudbay Minerals, Inc.	31,568	728,724
IAMGOLD Corp.(a)	32,990	554,075
IGM Financial, Inc.	12,881	716,684
International Petroleum Corp.(a)	9,752	274,062
InterRent REIT(b)	17,519	169,900
Ivanhoe Mines Ltd., Class A(a)(b)	16,935	136,864
Kelt Exploration Ltd.(a)	20,697	152,821
Killam Apartment REIT(b)	17,508	219,059
Kinaxis, Inc.(a)	963	99,293
Labrador Iron Ore Royalty Corp.	6,676	139,249
Lassonde Industries, Inc., Class A	189	31,038
Laurentian Bank of Canada(b)	12,473	369,031
Leon’s Furniture Ltd.	1,461	28,177
Lightspeed Commerce, Inc.(a)	25,450	235,409
Lundin Gold, Inc.	522	35,011
Maple Leaf Foods, Inc.	13,717	289,235
MDA Space Ltd.(a)	5,443	166,117
MTY Food Group, Inc.	4,016	119,763
Mullen Group Ltd.(b)	20,156	304,465
NFI Group, Inc.(a)	15,378	245,849
North West Co., Inc. (The)	8,263	308,884
OR Royalties, Inc.	5,472	201,134
Paramount Resources Ltd., Class A	18,066	408,015
Pason Systems, Inc.	15,752	161,675
Peyto Exploration & Development Corp.(b)	22,620	432,258
Precision Drilling Corp.(a)	4,340	403,995
Premium Brands Holdings Corp.(b)	7,375	461,920
Primaris REIT(b)	14,345	198,876
Richelieu Hardware Ltd.	7,662	223,595
Russel Metals, Inc.	12,342	479,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Canada-(continued)
Sagicor Financial Co. Ltd.	1,663	$11,534
Secure Waste Infrastructure Corp.	32,514	553,008
Sienna Senior Living, Inc.	8,732	150,120
SmartCentres REIT(b)	20,099	416,570
Spartan Delta Corp.(a)	9,981	102,296
Spin Master Corp.(c)	8,431	127,849
SSR Mining, Inc.(a)	32,842	943,927
Stantec, Inc.	5,977	544,785
Stella-Jones, Inc.	8,040	496,541
Strathcona Resources Ltd.	1,865	58,481
Superior Plus Corp.	58,269	321,077
Tamarack Valley Energy Ltd.	58,606	548,557
Teekay Tankers Ltd., Class A	4,165	327,161
Tilray Brands, Inc.(a)(b)	40,925	255,372
TMX Group Ltd.	14,148	575,857
Topaz Energy Corp.	6,752	156,460
Torex Gold Resources, Inc.	9,183	377,413
TransAlta Corp.	28,867	359,061
Transcontinental, Inc., Class A	15,804	61,655
Trican Well Service Ltd.	9,152	48,480
Vital Infrastructure Property Trust(b)	46,481	190,213
Winpak Ltd.	4,833	142,600
Xenon Pharmaceuticals, Inc.(a)	3,083	172,771
		35,959,266
China-1.44%
Alibaba Health Information Technology Ltd.(a)(b)	346,859	195,997
Bosideng International Holdings Ltd.	687,804	376,333
Budweiser Brewing Co. APAC Ltd.(b)(c)	317,804	313,302
CapitaLand China Trust	125,735	65,710
China Education Group Holdings Ltd.(a)(b)(c)	374,218	111,120
China Gold International Resources Corp. Ltd.	18,761	402,929
China Medical System Holdings Ltd.(b)	200,616	329,724
China Ruyi Holdings Ltd.(a)(b)	484,380	90,586
China Water Affairs Group Ltd.(b)	118,974	75,110
China Yuchai International Ltd.	709	29,218
Chow Tai Fook Jewellery Group Ltd.(b)	225,496	309,069
Damai Entertainment Holdings Ltd.(a)(b)	1,048,794	78,492
FIH Mobile Ltd.(a)	47,036	150,792
Hopson Development Holdings Ltd.(a)(b)(d)	126,190	42,526
HUTCHMED China Ltd.(a)(b)	40,817	111,030
Jinchuan Group International Resources Co. Ltd.(a)(d)	1,210,507	49,448
Kerry Logistics Network Ltd.	8,350	7,191
Kingboard Laminates Holdings Ltd.	184,202	822,176
Lee & Man Paper Manufacturing Ltd.	384,985	166,543
Nine Dragons Paper Holdings Ltd.(a)	500,868	406,700
Stella International Holdings Ltd.(b)	87,671	166,373
Towngas Smart Energy Co. Ltd.(a)	204,640	92,535
VSTECS Holdings Ltd.(b)	197,821	259,115
Want Want China Holdings Ltd.	293,996	165,997
Wharf (Holdings) Ltd. (The)	61,298	202,915
Xinyi Glass Holdings Ltd.(b)	459,695	570,442
Yanlord Land Group Ltd.(a)	21,613	11,827
		5,603,200
Colombia-0.06%
Aris Mining Corp.(a)	12,476	222,553
	Shares	Value
Denmark-1.57%
AL Sydbank A/S	5,144	$438,516
ALK-Abello A/S	3,818	142,939
Alm Brand A/S	127,291	297,623
Ambu A/S(b)	7,405	73,371
Ascendis Pharma A/S(a)	996	228,462
Bavarian Nordic A/S(a)	7,811	229,809
Cementir Holding N.V.(b)	6,801	121,608
D/S Norden A/S	7,236	342,251
Demant A/S(a)	9,562	303,105
Dfds A/S(a)	10,055	215,872
FLSmidth & Co. A/S	5,715	424,269
GN Store Nord A/S(a)(b)	26,159	393,290
H. Lundbeck A/S	58,886	395,684
Jyske Bank A/S	5,067	705,072
Matas A/S(b)	3,910	62,131
Netcompany Group A/S(a)(c)	2,926	167,071
NKT A/S(a)	3,262	481,615
Per Aarsleff Holding A/S	2,053	238,990
Ringkjoebing Landbobank A/S	807	201,545
Royal Unibrew A/S	4,546	303,888
Scandinavian Tobacco Group A/S(c)	12,847	135,963
Schouw & Co. A/S	1,523	156,944
Zealand Pharma A/S(a)	551	26,048
		6,086,066
Faroe Islands-0.02%
Bakkafrost P/F	1,615	80,021
Finland-0.81%
Amer Sports, Inc.(a)(b)	1,306	45,801
Hiab OYJ, Class B	3,317	197,214
Kalmar OYJ, Class B	5,075	272,018
Kemira OYJ(b)	20,189	418,432
Kojamo OYJ(b)	20,098	191,307
Konecranes OYJ	17,361	569,896
Mandatum OYJ(b)	39,559	316,226
Metsa Board OYJ(a)(b)	58,510	195,686
Nokian Renkaat OYJ(b)	47,878	588,732
Olvi OYJ	689	25,072
Sanoma OYJ	3,072	33,393
Terveystalo OYJ(b)(c)	11,597	106,099
Tokmanni Group Corp.(b)	9,019	80,484
Vaisala OYJ, Class A	1,522	88,996
YIT OYJ(a)	3,639	10,788
		3,140,144
France-3.49%
Aeroports de Paris S.A.(b)	2,806	340,541
Air France-KLM(a)(b)	23,302	247,921
Altarea SCA	695	91,299
Alten S.A.	6,587	438,611
ARGAN S.A.	423	30,494
Beneteau SACA	6,962	55,998
bioMerieux	3,708	312,740
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	114	4,419
Caisse Regionale de Credit Agricole Mutuel Nord de France	259	8,070
Carmila S.A.	8,495	169,586
Cie de L’Odet SE	30	50,058
Cie des Alpes	4,054	105,619
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
France-(continued)
Clariane SE(a)(b)	10,916	$51,868
Coface S.A.	18,683	346,278
Criteo S.A., ADR(a)	18,654	353,307
Dassault Aviation S.A.	992	346,723
Derichebourg S.A.	20,571	219,044
Edenred SE(b)	17,691	442,829
Eramet S.A.(b)	2,613	180,178
Eutelsat Communications SACA(a)(b)	26,204	83,639
FDJ United(b)	11,146	302,650
Fnac Darty S.A.	3,078	127,645
Gaztransport Et Technigaz S.A.	1,292	314,176
Getlink SE	17,897	400,687
ICADE(a)(b)	13,570	326,525
Imerys S.A.(b)	9,288	242,989
Ipsen S.A.	3,930	771,465
Ipsos S.A.	7,502	317,996
JCDecaux SE	13,050	290,125
Lectra(b)	3,315	62,684
LISI S.A.	1,762	128,922
Louis Hachette Group	10,492	20,386
Mercialys S.A.	11,695	171,200
Metropole Television S.A.(b)	12,731	194,345
Nexans S.A.	4,234	789,889
Nexity S.A.(a)(b)	11,675	115,836
OPmobility	13,351	225,477
Remy Cointreau S.A.(b)	3,943	185,782
Sartorius Stedim Biotech	1,228	226,833
Societe BIC S.A.	4,612	317,933
Societe LDC	64	8,394
SOITEC(a)	4,494	675,768
Sopra Steria Group	3,074	479,402
Stef S.A.	212	28,960
Technip Energies N.V.	12,463	589,293
Television Francaise 1 S.A.(b)	22,704	180,504
Tikehau Capital S.C.A.	2,631	54,534
Trigano S.A.	1,462	268,724
Ubisoft Entertainment S.A.(a)(b)	35,702	208,172
Vallourec SACA(b)	22,962	691,530
Verallia S.A.(b)(c)	7,099	169,902
Vicat S.A.	3,899	275,184
Virbac SACA	371	161,968
Viridien(a)	454	77,180
Vivendi SE	128,226	299,190
		13,581,472
Georgia-0.12%
Lion Finance Group PLC	3,011	450,615
Germany-3.69%
AIXTRON SE	11,432	631,340
Aroundtown S.A.(a)	172,779	499,302
Auto1 Group SE(a)(b)	8,236	175,827
Bechtle AG	12,877	438,037
Bilfinger SE	3,158	364,029
CANCOM SE	5,896	171,308
Carl Zeiss Meditec AG, BR	7,088	220,629
Cewe Stiftung & Co. KGaA	581	64,345
CTS Eventim AG & Co. KGaA	1,492	98,427
Deutsche Pfandbriefbank AG(b)(c)	25,803	98,373
Deutz AG	30,683	358,607
	Shares	Value
Germany-(continued)
Draegerwerk AG & Co. KGaA, Preference Shares	1,726	$182,306
Duerr AG	10,232	253,775
DWS Group GmbH & Co. KGaA(c)	4,124	285,524
Evotec SE(a)(b)	19,877	122,960
Fielmann Group AG	2,023	100,931
Fraport AG Frankfurt Airport Services Worldwide(a)	2,933	240,538
Gerresheimer AG(b)	6,233	179,835
Grand City Properties S.A.(a)(b)	12,605	141,800
GRENKE AG(b)	4,644	69,402
Hella GmbH & Co. KGaA	1,017	85,762
HelloFresh SE(a)(b)	59,023	320,368
Hensoldt AG(b)	1,322	119,228
HOCHTIEF AG	529	284,367
Hornbach Holding AG & Co. KGaA	1,639	155,747
HUGO BOSS AG	8,076	342,302
Indus Holding AG	1,007	35,300
Jenoptik AG	9,425	370,722
JOST Werke SE(c)	1,527	92,897
Jungheinrich AG, Preference Shares	9,781	294,539
Kloeckner & Co. SE(b)	24,975	367,743
Krones AG	2,108	304,927
KSB SE & Co. KGaA, Preference Shares	100	111,878
KWS Saat SE & Co. KGaA	1,416	127,723
LuxExperience B.V., ADR(a)(b)	3,098	27,882
Mutares SE & Co. KGaA(b)	3,270	94,671
Nemetschek SE	1,634	118,526
Nordex SE(a)	5,772	328,966
Rational AG	244	178,321
SAF-Holland SE	7,813	161,172
Salzgitter AG	13,882	784,842
Sartorius AG, Preference Shares(b)	1,353	345,483
Schaeffler AG	10,986	104,398
Scout24 SE(c)	3,228	268,634
Siltronic AG(b)	5,248	491,458
Sirius Real Estate Ltd.	143,884	195,516
Sixt SE	4,264	341,028
SMA Solar Technology AG(a)	970	62,122
Softwareone Holding AG(b)	21,183	187,284
Stabilus SE	5,165	104,620
STO SE & Co. KGaA, Preference Shares	205	24,727
Stroeer SE & Co. KGaA	3,457	150,883
Suedzucker AG	16,464	239,368
TAG Immobilien AG	24,834	432,858
TeamViewer SE(a)(b)(c)	16,140	90,134
Tkms AG & Co. KGaA(a)	304	31,242
TUI AG	54,141	402,700
United Internet AG	19,276	605,291
Wacker Chemie AG	6,520	715,108
Wacker Neuson SE	5,018	113,228
Wuestenrot & Wuerttembergische AG	2,338	40,696
		14,351,956
Hong Kong-1.80%
ASMPT Ltd.	60,450	1,266,069
Bank of East Asia Ltd. (The)	63,708	111,463
Cathay Pacific Airways Ltd.	177,502	263,789
Champion REIT(b)	113,065	33,755
CK Infrastructure Holdings Ltd.	51,538	433,808
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Crystal International Group Ltd.(c)	146,584	$124,394
CTF Services Ltd.	85,009	88,265
Dah Sing Financial Holdings Ltd.	23,058	121,387
DFI Retail Group Holdings Ltd.	47,174	197,543
Fortune REIT	140,735	87,519
Futu Holdings Ltd., ADR(b)	2,579	398,481
FWD Group Holdings Ltd.(a)	4,519	17,512
Grand Pharmaceutical Group Ltd.(b)	161,666	129,119
Hang Lung Properties Ltd.	442,271	519,867
HK Electric Investments & HK Electric Investments Ltd.	165,061	134,610
HKBN Ltd.	171,143	157,369
Hutchison Port Holdings Trust, Class U	281,622	59,250
Hysan Development Co. Ltd.	99,936	250,479
Johnson Electric Holdings Ltd.	100,366	272,317
Luk Fook Holdings International Ltd.	75,901	217,644
Man Wah Holdings Ltd.(b)	295,905	161,064
Melco Resorts & Entertainment Ltd., ADR(a)	29,709	171,421
PAX Global Technology Ltd.	133,282	66,466
PCCW Ltd.	469,565	362,868
Power Assets Holdings Ltd.(b)	78,181	645,991
Skyworth Group Ltd.(a)	265,938	213,775
United Laboratories International Holdings Ltd. (The)(b)	151,814	182,527
Vitasoy International Holdings Ltd.(b)	75,784	59,924
VTech Holdings Ltd.(b)	33,814	260,363
		7,009,039
Indonesia-0.13%
First Pacific Co. Ltd.	221,283	155,237
Nickel Industries Ltd.(a)	475,605	360,217
		515,454
Iraq-0.01%
United Energy Group Ltd.	734,875	44,948
Ireland-0.27%
Cairn Homes PLC	78,345	199,783
Cimpress PLC(a)(b)	3,207	283,691
Glenveagh Properties PLC(a)(c)	81,977	203,317
Greencoat Renewables PLC(b)	80,007	72,269
Greencore Group PLC	79,399	272,010
Uniphar PLC	4,705	22,928
		1,053,998
Israel-3.02%
Airport City Ltd.(a)	6,523	121,042
Alony Hetz Properties & Investments Ltd.	16,658	200,794
Amot Investments Ltd.	22,686	154,834
Ashtrom Group Ltd.	3,978	98,215
Azrieli Group Ltd.	2,241	356,907
Bezeq The Israeli Telecommunication Corp. Ltd.	161,403	438,430
Big Shopping Centers Ltd.	845	222,587
Cellcom Israel Ltd.	10,495	128,725
Clal Insurance Enterprises Holdings Ltd.	5,162	445,389
Cognyte Software Ltd.(a)	9,511	88,738
Delek Automotive Systems Ltd.(b)	4,635	35,205
Delek Group Ltd.	1,491	511,670
Elbit Systems Ltd.	1,040	863,936
Energean PLC	16,485	199,609
Enlight Renewable Energy Ltd.(a)	3,549	315,373
	Shares	Value
Israel-(continued)
Equital Ltd.(a)	1,059	$45,491
Etoro Group Ltd.(a)(b)	1,457	51,840
FIBI Holdings Ltd.(b)	1,635	169,383
First International Bank of Israel Ltd. (The)	4,487	374,732
Formula Systems 1985 Ltd.(b)	749	104,921
Fox Wizel Ltd.	174	18,757
G City Ltd.(b)	16,871	59,474
Harel Insurance Investments & Financial Services Ltd.	7,360	455,066
Isracard Ltd.	27,095	138,186
Israel Corp. Ltd.(b)	622	176,611
Kornit Digital Ltd.(a)	7,497	118,528
Melisron Ltd.	1,412	207,904
Menora Mivtachim Holdings Ltd.	216	35,203
Migdal Insurance & Financial Holdings Ltd.(a)	39,517	252,111
Mivne Real Estate KD Ltd.	47,710	229,602
Mobileye Global, Inc., Class A(a)(b)	19,823	172,262
Nova Ltd.(a)	614	307,264
Orion Retail Properties Ltd.(a)(b)	2,117	2,311
Partner Communications Co. Ltd.	11,680	155,180
Paz Retail and Energy Ltd.	730	201,714
Phoenix Finance Ltd.	11,943	717,523
Plus500 Ltd.	9,557	579,717
Radware Ltd.(a)	4,593	123,092
Reit 1 Ltd.	13,897	121,812
Shikun & Binui Ltd.(a)	25,323	168,933
Shufersal Ltd.	19,006	283,175
Strauss Group Ltd.	4,956	214,376
Taboola.com Ltd.(a)	42,727	160,654
Tower Semiconductor Ltd.(a)	7,989	1,662,352
Wix.com Ltd.(a)(b)	3,332	248,867
		11,738,495
Italy-2.29%
ACEA S.p.A.	6,509	170,701
Amplifon S.p.A.(b)	12,424	137,553
Azimut Holding S.p.A.	13,397	568,612
Banca Generali S.p.A.	4,725	309,761
Banca IFIS S.p.A.(b)	4,741	129,096
Banca Mediolanum S.p.A.(b)	21,388	468,551
BFF Bank S.p.A.(a)(b)(c)	28,678	69,759
Brembo N.V.(b)	27,246	256,621
CIR SpA-Cie Industriali(a)	9,458	7,421
Credito Emiliano S.p.A.	7,688	136,176
Danieli & C. Officine Meccaniche S.p.A.(b)	5,950	465,764
Davide Campari-Milano N.V.(b)	51,725	383,581
De’ Longhi S.p.A.	8,000	310,931
DiaSorin S.p.A.	2,449	166,998
Enav S.p.A.(c)	30,969	181,197
ERG S.p.A.(b)	7,631	206,127
Infrastrutture Wireless Italiane S.p.A.(b)(c)	24,915	211,230
Interpump Group S.p.A.(b)	7,870	331,615
Iren S.p.A.	115,448	353,097
Italgas S.p.A.	51,061	616,493
Lottomatica Group S.p.A.	2,373	69,735
MFE-MediaForEurope N.V., Class A(b)	99,511	339,404
OVS S.p.A.(c)	28,794	171,271
Piaggio & C S.p.A.(b)	41,270	77,948
Pirelli & C. S.p.A.(c)	76,970	529,146
Prada S.p.A.	46,058	205,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Italy-(continued)
Recordati Industria Chimica e Farmaceutica S.p.A.	7,215	$421,052
Reply S.p.A.	1,582	175,314
Saipem S.p.A.(b)	164,529	890,972
Salvatore Ferragamo S.p.A.(a)(b)	16,546	144,193
SOL S.p.A.	2,110	142,636
Technogym S.p.A.(c)	6,286	148,022
Webuild S.p.A.(b)	40,140	119,250
Webuild S.p.A., Wts., expiring 08/31/2030(a)(d)	6,553	0
		8,915,425
Ivory Coast-0.15%
Endeavour Mining PLC	9,844	565,717
Japan-28.31%
77 Bank Ltd. (The)	25,951	499,104
ABC-MART, Inc.	15,211	258,139
ACOM Co. Ltd.	61,750	197,989
Activia Properties, Inc.	259	232,699
ADEKA Corp.(b)	15,494	387,685
Advance Residence Investment Corp.	246	254,053
AEON Financial Service Co. Ltd.	27,813	276,325
AEON REIT Investment Corp.	221	177,032
Aica Kogyo Co. Ltd.	9,294	207,896
Aichi Financial Group, Inc.	31,813	301,513
Aichi Steel Corp.	11,418	210,371
Ain Holdings, Inc.(b)	5,396	195,463
Aisan Industry Co. Ltd.	8,207	90,590
ALSOK Co. Ltd.	49,508	374,113
Amano Corp.	9,058	206,866
and St. HD Co. Ltd.	7,604	145,059
Anritsu Corp.	24,494	640,569
AOKI Holdings, Inc.(b)	7,444	73,680
Aoyama Trading Co. Ltd.(b)	38,061	191,685
Aozora Bank Ltd.(b)	19,827	319,594
Arata Corp.	2,898	51,364
Arclands Corp.	13,824	156,585
Arcs Co. Ltd.	4,044	87,798
ARE Holdings, Inc.	16,160	369,573
artience Co. Ltd.	6,088	151,707
As One Corp.	7,315	101,341
Asahi Intecc Co. Ltd.	12,412	260,931
Asics Corp.	21,009	596,035
ASKUL Corp.(b)	7,991	59,999
Autobacs Seven Co. Ltd.	9,462	91,796
Awa Bank Ltd. (The)	3,485	141,261
Axial Retailing, Inc.	1,276	9,177
Azbil Corp.	56,189	499,590
Bank of Nagoya Ltd. (The)	6,483	241,853
BayCurrent, Inc.	4,176	134,355
Belc Co. Ltd.	1,397	62,208
Bic Camera, Inc.(b)	24,452	252,784
BIPROGY, Inc.	10,157	291,833
Blue Zones Holdings Co. Ltd.	9,644	107,245
BML, Inc.	3,198	77,688
Bunka Shutter Co. Ltd.	5,454	64,215
C. Uyemura & Co. Ltd.	1,221	182,622
Calbee, Inc.(b)	15,546	294,366
Canon Marketing Japan, Inc.	15,497	352,362
Capcom Co. Ltd.	14,659	309,208
	Shares	Value
Japan-(continued)
Casio Computer Co. Ltd.	43,136	$437,234
CCI Group, Inc.(b)	27,737	166,570
Chudenko Corp.	3,848	116,794
Chugin Financial Group, Inc.	17,341	322,426
Chugoku Marine Paints Ltd.(b)	5,902	120,771
Citizen Watch Co. Ltd.	50,985	590,151
CKD Corp.	11,337	438,867
Comforia Residential REIT, Inc.	209	146,865
Cosmos Pharmaceutical Corp.	7,758	301,246
Create SD Holdings Co. Ltd.	5,323	111,099
Credit Saison Co. Ltd.	21,458	593,793
CyberAgent, Inc.	53,206	425,694
Dai-Dan Co. Ltd.(b)	11,226	200,305
Daido Steel Co. Ltd.	36,218	423,016
Daihen Corp.(b)	3,636	359,379
Daiichi Jitsugyo Co. Ltd.	294	6,004
Daiichikosho Co. Ltd.	13,954	144,300
Daio Paper Corp.(b)	14,035	85,747
Daiseki Co. Ltd.(b)	5,848	156,455
Daishi Hokuetsu Financial Group, Inc.(b)	31,067	386,982
Daiwa House REIT Investment Corp.	483	388,078
Daiwa Office Investment Corp.	76	162,302
Daiwa Securities Living Investments Corp.	235	161,477
DCM Holdings Co. Ltd.	14,765	137,811
DeNA Co. Ltd.(b)	10,092	164,521
Dexerials Corp.(b)	13,760	214,544
DMG Mori Co. Ltd.(b)	22,690	422,411
Doutor Nichires Holdings Co. Ltd.	6,722	118,631
DTS Corp.	18,438	120,043
Duskin Co. Ltd.	5,794	145,691
DyDo Group Holdings, Inc.(b)	3,638	58,766
Eagle Industry Co. Ltd.	4,063	73,076
Earth Corp.	1,982	57,937
EDION Corp.(b)	15,230	206,134
Elecom Co. Ltd.	7,586	78,473
Exedy Corp.	7,462	291,861
Ezaki Glico Co. Ltd.	8,713	314,880
FCC Co. Ltd.	7,699	163,974
Ferrotec Corp.	10,952	527,509
Food & Life Cos. Ltd.	3,998	232,345
FP Corp.	8,893	131,258
Frontier Real Estate Investment Corp.	273	149,386
Fuji Co. Ltd.(b)	6,406	83,176
Fuji Corp.	15,361	597,858
Fuji Media Holdings, Inc.	4,125	101,942
Fuji Oil Co. Ltd.	12,414	264,021
Fuji Seal International, Inc.	6,643	104,880
Fujimi, Inc.	7,810	161,384
Fukuda Denshi Co. Ltd.	995	64,158
Fukuoka REIT Corp.	91	104,722
Fukuyama Transporting Co. Ltd.	3,787	125,689
Furukawa Co. Ltd.(b)	6,471	172,472
Furuno Electric Co., Ltd.	688	31,892
Fuyo General Lease Co. Ltd.	9,128	252,487
Glory Ltd.	8,871	225,437
GLP J-Reit	454	393,079
GMO Internet Group, Inc.	5,152	101,872
Goldwin, Inc.	9,844	137,635
GungHo Online Entertainment, Inc.	8,653	136,771
Gunma Bank Ltd. (The)	34,697	474,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Gunze Ltd.(b)	1,964	$45,279
H.U. Group Holdings, Inc.(b)	11,566	230,542
H2O Retailing Corp.	20,899	306,366
Hachijuni Nagano Bank Ltd.	55,547	751,850
Hakuhodo DY Holdings, Inc.(b)	40,239	269,928
Hamakyorex Co. Ltd.	7,020	76,935
Hamamatsu Photonics K.K.	52,857	680,697
Happinet Corp.(b)	7,408	126,637
Hazama Ando Corp.	32,930	398,855
Heiwa Corp.(b)	12,029	138,891
Heiwa Real Estate REIT, Inc.	109	102,331
Heiwado Co. Ltd.(b)	7,273	123,139
Hikari Tsushin, Inc.	1,937	469,923
Hi-Lex Corp.	785	13,309
Hirogin Holdings, Inc.	36,671	432,795
Hirose Electric Co. Ltd.	4,248	589,990
Hisamitsu Pharmaceutical Co., Inc.	9,419	360,836
Hokkaido Electric Power Co., Inc.(b)	79,199	514,431
Hokuetsu Corp.	13,113	74,397
Hokuhoku Financial Group, Inc.	15,390	586,151
Hokuriku Electric Power Co.	54,420	302,661
Horiba Ltd.(b)	5,915	822,798
Hoshino Resorts REIT, Inc.(b)	66	106,644
Hoshizaki Corp.(b)	12,855	417,575
Hosiden Corp.	11,242	199,473
House Foods Group, Inc.	10,230	196,210
Hulic Reit, Inc.	139	144,887
Hyakugo Bank Ltd. (The)	32,055	364,418
Hyakujushi Bank Ltd. (The)	16,365	249,141
IDOM, Inc.	18,678	157,380
Iino Kaiun Kaisha Ltd.(b)	15,460	162,096
Inaba Denki Sangyo Co. Ltd.	9,448	159,234
Inabata & Co. Ltd.	5,327	131,193
Industrial & Infrastructure Fund Investment Corp.	258	241,253
Internet Initiative Japan, Inc.	13,324	234,226
Invincible Investment Corp.	593	233,091
Ishihara Sangyo Kaisha Ltd.	2,064	39,717
ITO EN Ltd.(b)	14,931	274,336
Itochu Enex Co. Ltd.	6,313	76,745
Itoham Yonekyu Holdings, Inc.(b)	7,039	234,298
Itoki Corp.	1,473	29,897
Iyogin Holdings, Inc.	28,642	551,443
Izumi Co. Ltd.	27,162	164,307
J. Front Retailing Co. Ltd.	34,655	503,856
Jaccs Co. Ltd.	4,605	119,493
JAFCO Group Co. Ltd.	11,445	157,206
Japan Airport Terminal Co. Ltd.	3,948	126,752
Japan Aviation Electronics Industry Ltd.	12,426	189,798
Japan Excellent, Inc.	142	129,735
Japan Hotel REIT Investment Corp.	385	192,217
Japan Lifeline Co. Ltd.	6,082	55,052
Japan Logistics Fund, Inc.	246	149,692
Japan Petroleum Exploration Co. Ltd.	42,786	611,510
Japan Prime Realty Investment Corp.	379	239,698
Japan Pulp & Paper Co. Ltd.	3,340	23,588
Japan Real Estate Investment Corp.	711	543,668
Japan Steel Works Ltd. (The)	5,356	326,995
Japan Wool Textile Co. Ltd. (The)	4,941	56,392
Jeol Ltd.(b)	7,023	282,242
	Shares	Value
Japan-(continued)
Joyful Honda Co. Ltd.	8,363	$109,753
Juroku Financial Group, Inc.	25,549	335,355
JVCKenwood Corp.	36,909	277,931
Kadokawa Corp.	10,904	248,227
Kaga Electronics Co. Ltd.	6,175	165,205
Kagome Co. Ltd.	13,333	228,870
Kakaku.com, Inc.	9,029	150,722
Kaken Pharmaceutical Co. Ltd.	6,930	180,215
Kamigumi Co. Ltd.	11,451	378,097
Kanadevia Corp.	32,491	250,180
Kanamoto Co. Ltd.(b)	4,664	137,353
Kandenko Co. Ltd.	13,757	599,527
Kanematsu Corp.	32,220	442,765
Kato Sangyo Co. Ltd.(b)	2,010	78,507
KDX Realty Investment Corp.(b)	279	291,139
Keihan Holdings Co. Ltd.	12,605	261,044
Keikyu Corp.	28,173	275,956
Keio Corp.	79,648	375,135
Keisei Electric Railway Co. Ltd.	51,215	365,427
Keiyo Bank Ltd. (The)(b)	16,734	231,734
Kewpie Corp.	18,645	494,251
KH Neochem Co. Ltd.	2,064	36,416
Kinden Corp.	15,807	846,144
Kissei Pharmaceutical Co. Ltd.	3,632	101,235
Kitz Corp.	12,698	170,788
Kiyo Bank Ltd. (The)	7,234	191,391
Kobayashi Pharmaceutical Co. Ltd.(b)	7,578	280,484
Kobe Bussan Co. Ltd.	8,119	141,998
Koei Tecmo Holdings Co. Ltd.	10,638	105,290
Kohnan Shoji Co. Ltd.	4,146	107,163
Kokusai Electric Corp.	9,376	394,214
Kokuyo Co. Ltd.	49,085	244,258
Komeri Co. Ltd.	4,120	87,813
Konoike Transport Co. Ltd.	4,789	86,323
Kose Holdings Corp.(b)	8,498	302,851
Kraftia Corp.	8,914	549,262
Kumagai Gumi Co. Ltd.	34,407	329,558
Kumiai Chemical Industry Co. Ltd.(b)	18,317	88,771
Kurabo Industries Ltd.	2,592	156,550
Kureha Corp.(b)	10,481	262,788
Kusuri no Aoki Holdings Co. Ltd.(b)	5,361	127,726
KYB Corp.	6,320	181,968
Kyokuto Kaihatsu Kogyo Co. Ltd.(b)	7,858	135,529
Kyoritsu Maintenance Co. Ltd.(b)	6,025	91,579
Kyoto Financial Group, Inc.	28,692	792,321
Kyushu Financial Group, Inc.	60,317	492,110
LaSalle Logiport REIT	190	185,545
Lasertec Corp.	1,642	453,379
Leopalace21 Corp.	9,726	40,488
Life Corp.(b)	11,552	189,658
Lintec Corp.	9,317	301,217
Lion Corp.	46,162	451,138
M3, Inc.(b)	27,388	263,561
Mabuchi Motor Co. Ltd.	38,735	364,205
Macnica Holdings, Inc.(b)	30,826	520,216
Makino Milling Machine Co. Ltd.	4,121	312,686
Maruha Nichiro Corp., Class C	27,057	228,556
Marui Group Co. Ltd.	18,151	347,135
Maruichi Steel Tube Ltd.	26,271	243,734
Maruwa Co. Ltd.	419	197,749
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Maruzen Showa Unyu Co. Ltd.	1,565	$77,415
Matsuda Sangyo Co. Ltd.(b)	1,179	50,203
Max Co. Ltd.	14,780	158,101
McDonald’s Holdings Co. (Japan) Ltd.(b)	9,498	492,363
MCJ Co. Ltd.(a)	10,829	150,630
Megmilk Snow Brand Co. Ltd.	8,619	173,024
Meidensha Corp.	6,729	367,292
Meiko Electronics Co. Ltd.(b)	2,015	406,453
MEITEC Group Holdings, Inc.	9,422	188,521
Menicon Co. Ltd.(b)	14,427	148,885
Milbon Co. Ltd.	4,364	71,128
MIRAIT ONE Corp.	13,108	337,452
Mitsubishi Estate Logistics REIT Investment Corp.	135	104,769
Mitsubishi Logistics Corp.	52,142	466,589
Mitsubishi Pencil Co. Ltd.	4,689	70,061
Mitsuboshi Belting Ltd.(b)	3,608	90,815
Mitsui E&S Co. Ltd.	6,138	221,151
Mitsui Fudosan Accommodations Fund, Inc.	209	174,428
Mitsui Fudosan Logistics Park, Inc.	237	169,928
Mitsui High-Tec, Inc.(b)	20,919	87,082
Mitsui-Soko Holdings Co. Ltd.	8,655	218,008
Mitsuuroko Group Holdings Co. Ltd.	1,990	25,231
Miura Co. Ltd.(b)	13,463	278,553
Mixi, Inc.	8,344	137,704
Miyazaki Bank Ltd. (The)	2,900	36,684
Mizuho Leasing Co. Ltd.	20,712	188,141
Mizuno Corp.	11,169	236,892
Mochida Pharmaceutical Co. Ltd.	1,326	28,498
Modec, Inc.	2,804	231,615
MonotaRO Co. Ltd.	10,447	124,103
Mori Hills REIT Investment Corp.	164	140,437
Mori Trust REIT, Inc.	268	129,864
Morinaga & Co. Ltd.	12,894	219,814
Morinaga Milk Industry Co. Ltd.	15,203	458,334
Morita Holdings Corp.	3,635	58,351
Musashi Seimitsu Industry Co. Ltd.	11,686	319,500
Musashino Bank Ltd. (The)	15,186	230,462
Nabtesco Corp.	24,166	798,482
Nachi-Fujikoshi Corp.(b)	1,376	44,669
Nakanishi, Inc.	8,383	147,960
NANKAI Co. Ltd.	15,272	289,267
Nanto Bank Ltd. (The)	27,154	257,472
Nextage Co. Ltd.(b)	8,367	183,483
NHK Spring Co. Ltd.	39,120	714,082
Nichias Corp.	26,076	516,884
Nichicon Corp.	14,646	223,807
Nichiha Corp.	3,511	69,520
Nifco, Inc.(b)	13,086	385,238
Nihon Kohden Corp.	28,725	267,296
Nihon M&A Center Holdings, Inc.	30,263	126,627
Nihon Parkerizing Co. Ltd.	9,604	88,236
Nikkiso Co. Ltd.	2,455	41,688
Nikkon Holdings Co. Ltd.(b)	13,351	430,974
Nippn Corp.	12,997	219,472
Nippon Densetsu Kogyo Co. Ltd.	4,649	144,995
Nippon Gas Co. Ltd.	12,879	220,877
Nippon Kayaku Co. Ltd.	25,755	285,367
Nippon Light Metal Holdings Co. Ltd.	12,849	235,098
Nippon Prologis REIT, Inc.	686	392,487
	Shares	Value
Japan-(continued)
NIPPON REIT Investment Corp.	212	$121,257
Nippon Seiki Co. Ltd.	2,946	48,150
Nippon Shinyaku Co. Ltd.	15,391	471,447
Nippon Shokubai Co. Ltd.	39,454	542,642
Nippon Soda Co. Ltd.	6,148	142,346
Nipro Corp.	26,029	252,437
Nishimatsu Construction Co. Ltd.	6,074	223,183
Nishimatsuya Chain Co. Ltd.(b)	8,988	114,882
Nishi-Nippon Financial Holdings, Inc.	18,115	454,416
Nishi-Nippon Railroad Co. Ltd.	9,880	180,810
Nisshin Oillio Group Ltd. (The)	12,228	140,516
Nisshinbo Holdings, Inc.	37,832	498,562
Nitta Corp.	1,656	47,027
Nittetsu Mining Co. Ltd.	1,670	26,170
Nitto Boseki Co. Ltd.(b)	2,670	490,092
Nitto Kogyo Corp.	4,554	131,603
NOF Corp.	25,916	528,776
Nojima Corp.	31,848	248,013
NOK Corp.	15,851	281,616
Nomura Co. Ltd.	16,436	122,656
Nomura Real Estate Holdings, Inc.	92,635	603,796
Noritake Co. Ltd.	6,468	142,240
Noritsu Koki Co. Ltd.	10,289	136,835
Noritz Corp.	885	13,283
North Pacific Bank Ltd.	55,395	351,883
Npr-Riken Corp.	688	17,061
NS Solutions Corp.(b)	7,478	173,084
NS United Kaiun Kaisha Ltd.	591	28,746
NSD Co. Ltd.	6,398	109,726
NTN Corp.	187,817	458,070
NTT UD REIT Investment Corp.(b)	157	137,731
OBIC Co. Ltd.	12,018	319,051
Odakyu Electric Railway Co. Ltd.	41,549	415,549
Ogaki Kyoritsu Bank Ltd. (The)(b)	1,276	57,072
Oita Bank Ltd. (The)	2,500	34,043
Okamura Corp.	9,973	159,876
Okasan Securities Group, Inc.(b)	19,114	110,258
Oki Electric Industry Co. Ltd.	5,404	116,796
OKUMA Corp.	12,376	354,810
Okumura Corp.	5,457	214,293
Onward Holdings Co. Ltd.	7,468	35,286
Open House Group Co. Ltd.	10,498	617,254
Open Up Group, Inc.	9,427	105,248
Oracle Corp.	2,776	154,322
Organo Corp.	1,535	154,968
ORIX JREIT, Inc.	540	342,725
Osaka Soda Co. Ltd.	11,671	139,605
OSG Corp.(b)	16,189	338,247
PALTAC Corp.	4,146	122,346
Park24 Co. Ltd.	13,961	164,017
Penta-Ocean Construction Co. Ltd.	53,459	598,395
Pigeon Corp.	23,936	258,175
Pilot Corp.	4,562	139,022
Pola Orbis Holdings, Inc.(b)	21,348	176,257
Prima Meat Packers Ltd.	5,776	92,077
Raito Kogyo Co. Ltd.	7,815	190,259
Raiznext Corp.	1,082	15,594
Rakuten Bank Ltd.(a)	2,262	91,308
Rakuten Group, Inc.(a)	73,606	358,031
Relo Group, Inc.	9,748	121,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Resorttrust, Inc.	14,567	$162,092
Ricoh Leasing Co. Ltd.(b)	1,757	68,183
Rinnai Corp.	16,254	369,050
Rohto Pharmaceutical Co. Ltd.	24,383	358,208
Round One Corp.	5,010	27,186
Ryoyo Ryosan Holdings, Inc.	1,473	25,477
S&B Foods, Inc.	294	8,657
Saizeriya Co. Ltd.(b)	3,627	118,020
Sakata INX Corp.	9,972	148,700
Sakata Seed Corp.	6,096	159,661
San ju San Financial Group, Inc.	2,800	28,683
San-A Co. Ltd.	8,433	176,909
San-Ai Obbli Co. Ltd.	4,916	72,268
Sangetsu Corp.(b)	6,499	123,597
San-In Godo Bank Ltd. (The)(b)	19,632	235,749
Sanken Electric Co. Ltd.(a)	4,463	268,699
Sanki Engineering Co. Ltd.(b)	19,899	306,361
Sankyo Co. Ltd.	22,835	269,881
Sanrio Co. Ltd.(b)	5,404	31,462
Sanyo Chemical Industries Ltd.	1,085	34,543
Sanyo Denki Co. Ltd.	4,456	197,086
Sapporo Holdings Ltd.(b)	31,219	349,890
Sawai Group Holdings Co. Ltd.	19,284	259,440
Sega Sammy Holdings, Inc.	31,697	459,092
Seibu Holdings, Inc.	13,191	310,120
Seiko Group Corp.	9,376	347,952
Seiren Co. Ltd.	6,736	136,594
Sekisui House Reit, Inc.(b)	497	270,125
Senko Group Holdings Co. Ltd.	21,374	252,765
Senshu Ikeda Holdings, Inc.	36,899	216,895
Seria Co. Ltd.	10,083	220,344
Seven Bank Ltd.(b)	107,215	180,873
Shibuya Corp.(b)	1,855	40,285
Shiga Bank Ltd. (The)	26,015	320,426
Shikoku Electric Power Co., Inc.(b)	32,838	326,628
Shinmaywa Industries Ltd.	12,838	209,666
Ship Healthcare Holdings, Inc.	14,122	209,956
SHO-BOND Holdings Co. Ltd.(b)	22,005	185,956
Showa Sangyo Co. Ltd.	1,082	21,192
SKY Perfect JSAT Holdings Corp.	16,837	367,246
Skylark Holdings Co. Ltd.(b)	16,990	325,667
Socionext, Inc.	33,171	403,280
Sotetsu Holdings, Inc.	12,406	208,867
Square Enix Holdings Co. Ltd.	27,340	430,843
Starts Corp., Inc.	3,388	103,340
Sugi Holdings Co. Ltd.	18,911	378,142
Sumitomo Bakelite Co. Ltd.	13,490	474,676
Sumitomo Osaka Cement Co. Ltd.	9,473	235,684
Sumitomo Pharma Co. Ltd.(a)(b)	40,921	451,330
Sumitomo Warehouse Co. Ltd. (The)	5,665	136,389
Sundrug Co. Ltd.	14,209	341,523
Suruga Bank Ltd.	16,333	241,937
SWCC Corp.	2,919	298,493
T Hasegawa Co. Ltd.	3,880	71,493
Tadano Ltd.	19,312	169,141
Taihei Dengyo Kaisha Ltd.	6,315	115,528
Taikisha Ltd.(b)	8,329	184,825
Taiyo Holdings Co. Ltd.	5,768	177,523
Takamatsu Construction Group Co. Ltd., Class D	394	8,430
	Shares	Value
Japan-(continued)
Takara Holdings, Inc.(b)	24,567	$276,685
Takara Standard Co. Ltd.	4,918	92,913
Takasago International Corp.	10,803	80,912
Takasago Thermal Engineering Co. Ltd.	9,981	287,584
Takeuchi Manufacturing Co. Ltd.	5,526	248,867
Takuma Co. Ltd.	10,689	188,242
Tamron Co. Ltd.	16,247	112,310
TBS Holdings, Inc.	12,005	424,210
THK Co. Ltd.	20,429	765,132
TKC Corp.	3,779	86,510
Toa Corp.	9,872	176,219
Toagosei Co. Ltd.	12,352	134,010
Tocalo Co. Ltd.	7,508	149,648
Toda Corp.	28,171	255,511
Toei Co. Ltd.	3,214	118,401
Toenec Corp.	2,261	35,195
Toho Bank Ltd. (The)	6,583	28,072
Toho Co. Ltd.	35,631	328,154
Toho Holdings Co. Ltd.	9,090	259,136
Tokai Carbon Co. Ltd.	61,711	438,482
TOKAI Holdings Corp.	14,465	105,011
Tokai Rika Co. Ltd.	8,247	151,983
Tokai Tokyo Financial Holdings, Inc.	37,808	170,181
Token Corp.(b)	1,111	90,049
Tokuyama Corp.	21,716	557,324
Tokyo Century Corp.	26,905	369,237
Tokyo Kiraboshi Financial Group, Inc.	3,995	297,026
Tokyo Metro Co. Ltd.	20,255	203,792
Tokyo Ohka Kogyo Co. Ltd.	9,758	573,122
Tokyo Seimitsu Co. Ltd.	4,794	529,209
Tokyo Steel Manufacturing Co. Ltd.	21,592	234,488
Tokyu Construction Co. Ltd.	3,143	29,641
Tokyu REIT, Inc.	97	119,522
TOMONY Holdings, Inc.	32,148	181,363
Tomy Co. Ltd.	11,978	194,417
Topre Corp.	4,037	61,293
Toshiba TEC Corp.	6,241	107,370
Totetsu Kogyo Co. Ltd.	3,375	118,998
Towa Pharmaceutical Co. Ltd.	5,778	145,703
Toyobo Co. Ltd.	3,734	34,088
Transcosmos, Inc.	3,700	90,243
Trusco Nakayama Corp.	6,875	94,827
TS Tech Co. Ltd.	13,693	149,832
TSI Holdings Co. Ltd.	11,851	99,727
Tsubakimoto Chain Co.	10,847	162,447
Tsugami Corp.	1,473	44,139
Tsumura & Co.(b)	12,989	302,664
Tsuruha Holdings, Inc.(b)	7,271	95,594
TV Asahi Holdings Corp.	11,440	236,500
Tv Tokyo Holdings Corp.	3,209	81,211
UACJ Corp.	31,799	560,522
Ulvac, Inc.	9,994	628,745
United Super Markets Holdings, Inc.(b)	20,682	108,054
United Urban Investment Corp.	329	371,889
Ushio, Inc.	15,354	308,877
USS Co. Ltd.	29,082	313,797
Valor Holdings Co. Ltd., Class C	4,911	115,607
Wacoal Holdings Corp.	7,020	206,879
Wacom Co. Ltd.	23,282	107,058
Wakita & Co. Ltd.	2,555	29,519
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
World Co. Ltd.(b)	3,440	$33,300
YAMABIKO Corp.	5,376	133,754
Yamaguchi Financial Group, Inc.	24,964	428,545
Yamato Kogyo Co. Ltd.	5,492	418,813
Yamazen Corp.	8,448	82,888
Yellow Hat Ltd.	10,606	102,553
Yodoko Ltd.(b)	14,918	127,966
Yokogawa Bridge Holdings Corp.	5,937	111,124
Yoshinoya Holdings Co. Ltd.(b)	7,777	156,737
Yuasa Trading Co. Ltd.	1,649	62,870
Yurtec Corp.	7,266	116,271
Zenkoku Hosho Co. Ltd.	11,596	233,230
Zensho Holdings Co. Ltd.	4,972	273,770
Zeon Corp.	33,974	395,620
ZOZO, Inc.	22,030	147,712
		110,067,262
Luxembourg-0.09%
RTL Group S.A.(b)	9,437	362,429
Macau-0.07%
Sands China Ltd.	104,777	219,803
SJM Holdings Ltd.(a)(b)	236,372	62,430
		282,233
Mexico-0.11%
Fresnillo PLC	9,795	431,912
Mongolia-0.01%
Mongolian Mining Corp.(a)	20,631	25,012
Netherlands-1.32%
Arcadis N.V.(b)	8,016	343,131
Basic-Fit N.V.(a)(c)	4,007	134,545
BE Semiconductor Industries N.V.(b)	2,488	727,405
Corbion N.V.(b)	11,854	264,772
CTP N.V.(c)	10,693	202,025
Eurocommercial Properties N.V.	6,201	203,325
Euronext N.V.(c)	3,592	600,963
Flow Traders Ltd.(a)	4,912	157,602
Fugro N.V.(b)	24,741	358,601
Havas N.V.(a)	3,075	58,500
Koninklijke BAM Groep N.V.	39,391	433,065
Koninklijke Heijmans N.V, CVA	2,428	245,534
Koninklijke Vopak N.V.	7,649	382,628
OCI N.V.(a)(b)	44,084	186,547
Redcare Pharmacy N.V.(a)(b)(c)	1,355	76,680
TKH Group N.V., CVA	8,220	421,054
Van Lanschot Kempen N.V., CVA	4,316	330,519
		5,126,896
New Zealand-0.61%
a2 Milk Co. Ltd. (The)(b)	41,297	211,498
Air New Zealand Ltd.	81,210	20,325
Auckland International Airport Ltd.	91,124	443,311
Chorus Ltd.	32,506	186,051
Contact Energy Ltd.	44,858	251,268
Fisher & Paykel Healthcare Corp. Ltd.	23,889	513,072
Freightways Group Ltd.	943	7,020
Genesis Energy Ltd.	17,975	26,115
Kiwi Property Group Ltd.	59,188	31,957
Mercury NZ Ltd.	33,636	132,723
Meridian Energy Ltd.	57,761	193,262
	Shares	Value
New Zealand-(continued)
Precinct Properties Group	63,989	$38,824
Ryman Healthcare Ltd.(a)	58,118	72,849
SKYCITY Entertainment Group Ltd.(a)	49,502	18,451
Summerset Group Holdings Ltd.	1,309	6,291
Vector Ltd.	6,243	17,740
Xero Ltd.(a)	3,303	193,710
		2,364,467
Nigeria-0.17%
Airtel Africa PLC(c)	134,085	646,677
Norway-2.55%
AF Gruppen ASA	589	11,324
Aker Solutions ASA, Class A	65,479	297,147
Austevoll Seafood ASA	14,436	145,525
BlueNord ASA(a)	2,436	154,409
Bonheur ASA	1,115	32,321
Borregaard ASA	7,329	120,057
BW Offshore Ltd.	1,957	11,153
DNO ASA	211,393	454,859
DOF Group ASA	14,234	210,017
Elkem ASA(c)	97,470	284,393
Entra ASA(c)	5,907	66,721
Europris ASA(c)	20,059	203,794
Frontline PLC	18,845	687,654
Gjensidige Forsikring ASA	14,833	414,977
Hoegh Autoliners ASA	29,436	420,054
Kongsberg Gruppen ASA	10,946	364,565
Kongsberg Maritime AS(a)	10,946	71,447
Leroy Seafood Group ASA	58,736	286,917
MPC Container Ships ASA	147,752	350,010
Norconsult Norge AS	24,646	104,557
Nordic Semiconductor ASA(a)	13,503	276,384
Odfjell Drilling Ltd.	15,855	170,019
Opera Ltd., ADR(b)	12,026	213,461
Protector Forsikring ASA	613	30,881
SalMar ASA	5,991	361,308
SFL Corp. Ltd.(b)	28,954	333,840
SpareBank 1 Nord Norge	8,144	137,494
SpareBank 1 Oestlandet	3,046	66,559
SpareBank 1 SMN	11,946	265,576
SpareBank 1 Sor-Norge ASA, Class B	20,949	450,899
Sparebanken Norge	10,580	229,162
Stolt-Nielsen Ltd.(b)	6,093	197,940
Storebrand ASA	32,611	627,834
TGS ASA	38,863	629,377
TOMRA Systems ASA	17,345	176,303
Var Energi ASA	160,873	814,136
Veidekke ASA	6,162	123,543
Wilh Wilhelmsen Holding ASA, Class A	1,683	125,371
		9,921,988
Poland-1.01%
Alior Bank S.A.	8,270	282,118
Allegro.eu S.A.(a)(b)(c)	26,692	219,529
Asseco Poland S.A.(b)	6,217	313,212
Bank Handlowy w Warszawie S.A.	1,919	60,407
Bank Millennium S.A.(a)	34,716	170,999
BNP Paribas Bank Polska S.A.	286	11,670
Budimex S.A.(b)	780	141,627
CD Projekt S.A.	1,872	142,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Poland-(continued)
Cyfrowy Polsat S.A.(a)(b)	38,859	$160,971
Dino Polska S.A.(a)(c)	21,948	194,048
Enea S.A.	20,298	123,473
Eurocash S.A.(a)	8,730	12,685
Grupa Azoty S.A.(a)(b)	9,487	47,873
Grupa Kety S.A.	692	211,084
InPost S.A.(a)	2,311	41,430
Jastrzebska Spolka Weglowa S.A.(a)(b)	23,874	186,659
KRUK S.A.	1,519	182,674
LPP S.A.	69	416,674
mBank S.A.(a)	696	219,686
Orange Polska S.A.	51,068	209,343
Pepco Group N.V.(b)(c)	18,623	165,879
Santander Bank Polska S.A.	2,241	381,399
XTB S.A.(c)	1,300	36,556
		3,932,442
Portugal-0.49%
Banco Comercial Portugues S.A., Class R	624,642	667,328
Navigator Co. S.A. (The)(b)	48,622	191,090
NOS SGPS S.A.	44,828	295,868
REN - Redes Energeticas Nacionais SGPS S.A.	69,474	307,502
Sonae SGPS S.A.	185,161	423,748
		1,885,536
Singapore-2.72%
BW LPG Ltd.(c)	26,174	523,098
CapitaLand Ascott Trust	314,928	221,743
CapitaLand India Trust	119,340	98,554
CapitaLand Investment Ltd.	232,494	509,587
CDL Hospitality Trusts	84,500	53,859
City Developments Ltd.	89,653	576,662
ESR-REIT	62,865	119,611
Frasers Centrepoint Trust	114,107	210,155
Frasers Logistics & Commercial Trust(b)(c)	498,791	376,733
Genting Singapore Ltd.(b)	814,069	436,587
Grab Holdings Ltd., Class A(a)	126,842	484,536
Hafnia Ltd.	63,249	559,112
Haw Par Corp. Ltd.	2,455	33,239
IGG, Inc.	122,726	48,796
Jardine Cycle & Carriage Ltd.	7,888	202,469
Kenon Holdings Ltd.(b)	2,370	218,965
Keppel DC REIT	111,863	206,907
Keppel Infrastructure Trust	393,209	166,776
Keppel REIT	293,543	206,552
Kulicke & Soffa Industries, Inc.	11,875	1,015,312
Lendlease Global Commercial REIT	262,557	117,838
Mapletree Industrial Trust(b)	231,197	358,577
Mapletree Logistics Trust	439,880	423,223
Mapletree Pan Asia Commercial Trust	360,860	366,460
NetLink NBN Trust(c)	261,180	207,237
SATS Ltd.	76,996	200,280
Seatrium Ltd.	182,038	337,274
Sembcorp Industries Ltd.(b)	77,370	405,794
Sheng Siong Group Ltd.	60,698	144,602
Singapore Exchange Ltd.	41,758	713,589
Singapore Post Ltd.(b)	339,397	92,107
Singapore Technologies Engineering Ltd.	77,465	656,089
	Shares	Value
Singapore-(continued)
Suntec REIT	245,648	$288,876
Wing Tai Holdings Ltd.	5,698	7,223
		10,588,422
South Africa-0.04%
Scatec ASA(a)(c)	13,077	169,504
South Korea-9.40%
Amorepacific Corp.	5,094	467,034
AMOREPACIFIC Holdings Corp.	9,687	183,479
Asiana Airlines, Inc.(a)	4,912	23,383
BGF retail Co. Ltd.(b)	2,488	222,396
BH Co. Ltd.(b)	9,562	225,632
Binggrae Co. Ltd.(b)	1,864	94,758
Cheil Worldwide, Inc.(b)	14,955	202,762
Chong Kun Dang Pharmaceutical Corp.	1,865	108,348
CJ ENM Co. Ltd.(a)	4,244	155,937
CJ Logistics Corp.	3,340	229,359
Com2uSCorp.	1,994	44,182
Coway Co. Ltd.	8,004	465,339
Daeduck Electronics Co. Ltd.	6,276	487,083
Daesang Corp.	7,979	111,833
Daewoo Engineering & Construction Co. Ltd.(a)(b)	71,028	1,702,241
Daishin Securities Co. Ltd.(a)	10,025	259,724
Daou Technology, Inc.	5,468	173,124
DB HiTek Co. Ltd.	5,662	613,088
Delivery Hero SE(a)(c)	13,142	319,689
DL Holdings Co. Ltd.(a)	5,651	275,032
Dongjin Semichem Co. Ltd.	5,243	203,470
Dongwon Industries Co. Ltd.(b)	3,318	86,861
Doosan Bobcat, Inc.	14,552	715,722
Doosan Co. Ltd.(b)	872	962,721
DoubleDown Interactive Co. Ltd., ADR(a)	2,450	26,680
E1 Corp.	297	21,704
Ecopro BM Co. Ltd.	1,529	215,294
Ecopro Co. Ltd.(a)(b)	4,211	440,749
F&F Co. Ltd.	2,531	115,001
Gravity Co. Ltd., ADR(a)	733	44,992
Green Cross Corp.	1,156	107,726
Green Cross Holdings Corp.	4,027	38,109
GS Retail Co. Ltd.	9,507	151,264
Hanmi Pharm Co. Ltd.	421	131,822
Hanon Systems(a)	75,401	216,882
Hansol Chemical Co. Ltd.	1,014	198,411
Hanwha Aerospace Co. Ltd.(b)	721	692,557
Hanwha Life Insurance Co. Ltd.(a)	76,976	255,254
Hanwha Systems Co. Ltd.	3,401	269,730
Harim Holdings Co. Ltd., Class C	21,475	190,693
HD Construction Equipment Co. Ltd.	6,330	795,269
HD Hyundai Electric Co. Ltd.(b)	301	258,836
HD Hyundai Heavy Industries Co. Ltd.(b)	849	395,376
HDC Holdings Co. Ltd.	10,240	195,312
HDC Hyundai Development Co-Engineering & Construction, Class E	13,693	213,357
Hite Jinro Co. Ltd.(b)	8,380	97,049
HL Mando Co. Ltd.(b)	12,719	495,423
Hotel Shilla Co. Ltd.(a)	6,710	299,041
HS Hyosung Advanced Materials Corp.(b)	806	147,765
HYBE Co. Ltd.(a)	680	121,845
Hyosung Corp.	1,269	197,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyosung Heavy Industries Corp.	23	$61,958
Hyosung TNC Corp.(b)	936	329,334
Hyundai Department Store Co. Ltd.	3,738	276,432
Hyundai Elevator Co. Ltd.	2,331	156,424
Hyundai Green Food Co. Ltd.	2,488	27,768
Hyundai Home Shopping Network Corp.	131	7,539
Hyundai Marine & Fire Insurance Co. Ltd.(a)(b)	20,906	430,874
Hyundai Rotem Co. Ltd.	1,454	266,075
Hyundai Wia Corp.	6,005	338,076
iM Financial Group Co. Ltd.	31,342	405,600
JB Financial Group Co. Ltd.(b)	22,335	413,308
KakaoBank Corp.	10,216	168,880
Kangwon Land, Inc.	16,855	196,176
KCC Corp.	1,336	506,716
KCC Glass Corp.	1,334	26,435
KEPCO Plant Service & Engineering Co. Ltd.	3,707	157,368
KIWOOM Securities Co. Ltd.(b)	1,276	347,901
Kolon Corp.	1,055	52,041
Kolon Industries, Inc.	8,335	537,232
Korea Aerospace Industries Ltd.	2,612	299,249
Korea Electric Terminal Co. Ltd.(b)	1,605	99,321
Korea Investment Holdings Co. Ltd.	5,498	903,451
Korea Line Corp.(a)	21,760	38,088
Korea Petrochemical Ind Co. Ltd.	1,811	223,656
Korean Reinsurance Co.	18,220	152,263
Krafton, Inc.(a)(b)	2,568	461,717
Kumho Tire Co., Inc.(a)(b)	30,115	119,036
L&F Co. Ltd.(a)	1,861	248,578
LF Corp.	3,236	54,305
LG CNS Co. Ltd.	1,615	71,754
LG Energy Solution Ltd.(a)	1,345	422,241
LOTTE Chilsung Beverage Co. Ltd.	1,136	94,130
LOTTE Corp.	11,674	242,991
LOTTE Fine Chemical Co. Ltd.	3,536	166,574
Lotte Rental Co. Ltd.	2,282	51,931
LOTTE Shopping Co. Ltd.	4,130	378,445
LS Electric Co. Ltd.	3,885	746,099
LX International Corp.	8,837	320,259
LX Semicon Co. Ltd.	3,372	143,340
Macquarie Korea Infrastructure Fund	41,249	315,827
Meritz Financial Group, Inc.(a)(b)	5,929	448,708
Mirae Asset Life Insurance Co. Ltd.(a)	1,458	15,748
Mirae Asset Securities Co. Ltd.(b)	26,905	1,195,066
Misto Holdings Corp.	6,021	165,625
NC Corp.	3,855	711,749
Netmarble Corp.(c)	5,461	184,022
NH Investment & Securities Co. Ltd.(b)	21,442	491,644
NHN Corp.(a)	5,752	160,945
NICE Holdings Co. Ltd.(a)	753	7,419
NongShim Co. Ltd.	797	204,649
OCI Co. Ltd.(a)	540	55,219
OCI Holdings Co. Ltd.	4,026	1,015,288
Orion Corp.	3,376	327,959
Orion Holdings Corp.	8,316	146,179
Otoki Corp.	330	81,574
Pan Ocean Co. Ltd.(b)	97,231	365,066
Poongsan Corp.	3,593	241,238
POSCO Future M Co. Ltd.	1,116	191,785
Posco International Corp.	11,809	696,887
S-1 Corp.	2,190	127,565
	Shares	Value
South Korea-(continued)
Samchully Co. Ltd.	279	$27,897
Samsung Biologics Co. Ltd.(a)(b)(c)	152	151,550
Samsung Card Co. Ltd.(b)	3,483	125,686
Samsung Episholdings Co. Ltd.(a)	56	20,684
Samsung Heavy Industries Co. Ltd.(a)	23,325	513,770
Samsung Securities Co. Ltd.	7,923	580,553
Samyang Biopharmaceuticals Corp.(a)	627	32,570
Samyang Holdings Corp.	1,092	51,674
SD Biosensor, Inc.(a)	7,175	40,915
Seah Besteel Holdings Corp.	684	35,006
SeAH Steel Holdings Corp.	424	68,818
Seegene, Inc.	10,291	171,167
SFA Engineering Corp.	4,945	105,834
Shinsegae, Inc.	1,825	504,376
SK Chemicals Co. Ltd.	3,310	133,354
SK Discovery Co. Ltd.	1,753	66,157
SK Gas Ltd.	667	130,021
SK Networks Co. Ltd.	20,713	82,274
SKC Co. Ltd.(a)(b)	1,960	158,067
SKC Co. Ltd., Rts., expiring 05/15/2026(a)	638	20,303
SL Corp.	4,801	205,639
Soulbrain Co. Ltd.	610	191,927
Sungwoo Hitech Co. Ltd.	10,143	61,420
Taihan Cable & Solution Co. Ltd.(a)	9,487	364,817
WONIK IPS Co. Ltd.	5,286	427,174
Youngone Corp.	3,019	169,277
Youngone Holdings Co. Ltd.	842	119,009
Yuhan Corp.	3,334	207,978
		36,528,803
Spain-1.46%
Acciona S.A.(b)	2,798	814,034
Almirall S.A.(b)	8,979	132,848
Atresmedia Corp. de Medios de Comunicacion S.A.(b)	18,704	113,777
Befesa S.A.(c)	6,378	244,357
CIE Automotive S.A.(b)	5,960	203,069
Colonial SFL Socimi S.A.(b)	64,827	415,571
Construcciones y Auxiliar de Ferrocarriles S.A.	2,548	191,729
Corporacion ACCIONA Energias Renovables S.A.(b)	6,661	175,034
Ebro Foods S.A.	4,878	104,034
EDP Renovaveis S.A.	32,710	546,658
Elecnor S.A.	4,746	210,833
Faes Farma S.A.	22,106	126,004
Fluidra S.A.	8,673	202,859
Gestamp Automocion S.A.(c)	46,634	176,651
Indra Sistemas S.A.(b)	5,458	313,753
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	57,716	80,584
Logista Integral S.A.	7,066	275,915
Neinor Homes S.A.(c)	1,632	31,914
Puig Brands S.A., Class B	2,499	51,772
Sacyr S.A.	54,584	300,329
Unicaja Banco S.A.(b)(c)	116,244	377,174
Vidrala S.A.	2,169	195,567
Viscofan S.A.	5,674	399,705
		5,684,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Sweden-3.21%
AAK AB(b)	15,679	$448,821
AcadeMedia AB(c)	15,201	162,330
AddLife AB, Class B(b)	6,642	103,350
Addtech AB, Class B	6,609	242,220
AFRY AB(b)	17,851	217,435
Alleima AB(b)	29,618	264,814
Ambea AB(c)	3,363	50,936
Arjo AB, Class B(b)	42,831	112,824
Atea ASA(a)	8,296	139,390
Atrium Ljungberg AB(b)	26,583	85,277
Attendo AB(c)	15,022	173,437
Avanza Bank Holding AB(b)	3,613	130,333
Axfood AB(b)	10,180	309,962
Beijer Ref AB(b)	20,911	295,647
Betsson AB, Class B	16,833	171,129
Bilia AB, Class A(b)	8,127	110,641
Bravida Holding AB(b)(c)	28,161	291,191
Bure Equity AB(b)	1,457	42,322
Catena AB(b)	2,499	117,639
Coffee Stain Group AB, Class B(a)	15,197	35,824
Corem Property Group AB, Class B(b)	225,358	78,072
Dios Fastigheter AB	15,401	105,934
Dometic Group AB(a)(c)	84,461	287,965
Electrolux Professional AB(b)	17,492	87,796
Elekta AB, Class B	69,987	405,631
Embracer Group AB, Class A(a)(b)	23,915	164,599
Fabege AB(b)	32,073	268,914
Fastighets AB Balder, Class B(a)(b)	60,672	362,199
Getinge AB, Class B(b)	28,156	565,659
Granges AB	16,569	312,069
Hexpol AB(b)	41,350	336,877
Holmen AB, Class B(b)	3,093	106,487
Hufvudstaden AB, Class A(b)	11,820	157,091
Indutrade AB(b)	13,905	299,780
Intrum AB(a)	19,697	76,090
Inwido AB(b)	8,677	132,205
JM AB(b)	18,650	233,951
Lifco AB, Class B(b)	5,749	180,519
Lindab International AB(b)	7,326	120,958
Loomis AB(b)	10,824	503,027
MEKO AB	5,767	42,352
Modern Times Group MTG AB, Class B(a)	3,636	49,354
Munters Group AB(b)(c)	6,403	140,867
Mycronic AB	6,495	204,524
NCC AB, Class B	16,410	354,742
New Wave Group AB, Class B(b)	9,440	99,114
Nolato AB, Class B(b)	17,349	93,187
Nordnet AB publ(b)	967	31,807
Nyfosa AB(b)	17,646	127,988
Pandox AB	6,180	113,342
Peab AB, Class B	29,917	290,054
Ratos AB, Class B	43,948	155,868
Saab AB, Class B	8,351	505,883
Sagax AB, Class B(b)	11,453	227,453
Samhallsbyggnadsbolaget i Norden AB, Class B(a)(b)	512,701	187,208
Scandic Hotels Group AB(c)	16,148	157,156
Sweco AB, Class B(b)	14,530	199,385
Swedish Orphan Biovitrum AB, Class B(a)	11,813	553,038
Thule Group AB(b)(c)	12,637	315,001
	Shares	Value
Sweden-(continued)
Wallenstam AB, Class B(b)	32,563	$138,191
Wihlborgs Fastigheter AB(b)	24,323	214,591
		12,492,450
Switzerland-3.61%
Accelleron Industries AG	2,449	262,151
Allreal Holding AG(a)	1,547	422,093
ALSO Holding AG(b)	1,096	225,820
Aryzta AG(a)(b)	3,701	295,912
Avolta AG(a)	8,017	442,651
Bachem Holding AG(b)	1,639	148,878
Banque Cantonale Vaudoise(b)	2,284	359,578
Belimo Holding AG	342	312,909
Bell Food Group AG(a)	87	20,731
Berner Kantonalbank AG	78	40,577
BKW AG	1,944	388,246
Bossard Holding AG, Class A(b)	634	129,469
Bucher Industries AG(b)	278	110,294
Burckhardt Compression Holding AG	181	121,095
Cembra Money Bank AG(b)	2,801	342,081
Comet Holding AG(b)	540	213,903
CRISPR Therapeutics AG(a)(b)	7,432	388,991
Daetwyler Holding AG, BR	691	138,663
dormakaba Holding AG	2,649	176,227
EFG International AG(a)	6,847	147,187
Emmi AG(b)	268	280,215
EMS-Chemie Holding AG(b)	475	404,539
Flughafen Zureich AG	1,111	315,193
Forbo Holding AG(b)	175	164,720
Galderma Group AG, Class A(a)	1,098	230,147
Garrett Motion, Inc.	12,575	322,046
Georg Fischer AG(b)	6,115	334,198
Huber + Suhner AG	1,690	490,386
Implenia AG	465	36,666
Inficon Holding AG	1,105	204,353
International Workplace Group PLC	128,243	322,389
Interroll Holding AG, Class R	64	133,936
Kardex Holding AG	347	123,868
Landis+Gyr Group AG(a)	5,540	371,804
Luzerner Kantonalbank AG	1,246	164,158
Mobimo Holding AG(a)	578	275,721
OC Oerlikon Corp. AG(b)	43,856	191,674
On Holding AG, Class A(a)	3,936	140,161
SFS Group AG(a)	1,566	238,374
Siegfried Holding AG(a)(b)	1,867	188,133
SIG Group AG(a)(b)	39,316	636,518
St Galler Kantonalbank AG	205	168,524
Stadler Rail AG(b)	8,324	242,960
Straumann Holding AG(b)	3,702	401,414
Sulzer AG(b)	1,256	238,864
Swissquote Group Holding S.A.	245	123,881
Tecan Group AG, Class R(a)(b)	1,747	264,085
Temenos AG	3,510	332,603
TORM PLC, Class A(b)	15,956	511,223
Valiant Holding AG	1,611	373,924
VAT Group AG(c)	932	699,539
Vaudoise Assurances Holding S.A.	100	104,533
Vontobel Holding AG, Class R	3,650	309,341
		14,027,546
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Taiwan-0.11%
FIT Hon Teng Ltd.(a)(b)(c)	413,795	$408,900
Turkey-0.14%
Eldorado Gold Corp.	17,354	535,117
United Kingdom-6.49%
4imprint Group PLC	3,427	169,658
AG Barr PLC	10,932	95,610
Allfunds Group PLC	37,783	386,479
Ashmore Group PLC(b)	77,959	220,276
Auto Trader Group PLC(c)	33,773	226,871
Babcock International Group PLC	25,112	377,791
Beazley PLC	47,126	817,408
Big Yellow Group PLC	23,749	291,323
Bodycote PLC	22,725	210,746
Breedon Group PLC	56,689	236,304
Bridgepoint Group PLC(b)(c)	35,708	121,035
Chemring Group PLC	30,424	215,405
Clarkson PLC	3,794	249,111
Close Brothers Group PLC(a)	49,132	295,557
Coats Group PLC	192,521	218,070
Computacenter PLC	10,231	517,276
Convatec Group PLC(c)	150,126	429,934
Cranswick PLC	6,767	494,685
CVS Group PLC	6,274	99,273
Derwent London PLC	19,711	460,529
Diploma PLC	4,755	449,382
Domino’s Pizza Group PLC(b)	67,186	177,153
Dr. Martens PLC(b)	88,794	74,864
Dunelm Group PLC	14,267	145,677
easyJet PLC	62,151	297,061
Elementis PLC	65,223	131,095
Endava PLC, ADR(a)(b)	11,966	48,103
Firstgroup PLC	101,305	224,137
Frasers Group PLC(a)(b)	17,490	155,587
Future PLC	16,936	77,284
Games Workshop Group PLC	1,452	384,572
Gamma Communications PLC	11,302	138,524
GB Group PLC	27,678	80,132
Genuit Group PLC	39,187	137,918
Genus PLC	6,122	194,612
Grafton Group PLC	26,451	316,135
Grainger PLC	101,347	221,038
Great Portland Estates PLC	45,811	192,843
Greggs PLC(b)	16,263	335,995
Hammerson PLC	52,540	235,513
Harbour Energy PLC	150,480	597,606
Hikma Pharmaceuticals PLC	25,492	484,003
Hill & Smith PLC	7,068	248,194
Hilton Food Group PLC	11,316	82,913
Howden Joinery Group PLC	53,630	565,023
Hunting PLC	29,438	203,360
Ibstock PLC(b)(c)	81,359	113,170
Immunocore Holdings PLC, ADR(a)(b)	1,088	30,366
International Personal Finance PLC	12,722	42,872
J D Wetherspoon PLC(b)	12,026	96,172
James Halstead PLC(b)	18,589	34,399
JET2 PLC	18,349	272,005
Jupiter Fund Management PLC	19,878	40,994
Keller Group PLC	12,050	365,774
Kier Group PLC	87,223	242,397
	Shares	Value
United Kingdom-(continued)
Lancashire Holdings Ltd.	31,276	$243,932
LondonMetric Property PLC	171,848	441,733
Marshalls PLC	45,162	80,002
Mitchells & Butlers PLC(a)	22,499	76,373
Mitie Group PLC	143,168	339,009
Molten Ventures PLC(a)	22,441	171,194
MONY Group PLC	74,138	179,858
Morgan Advanced Materials PLC(b)	47,114	139,902
Morgan Sindall Group PLC	5,836	372,662
Ninety One PLC	49,247	144,318
Ocado Group PLC(a)(b)	67,555	182,407
OSB Group PLC	59,421	426,567
Oxford Instruments PLC	5,424	211,467
PageGroup PLC	50,367	91,701
Paragon Banking Group PLC	25,177	256,062
Petrofac Ltd.(a)(b)(d)	392,398	1,060
Pets at Home Group PLC	79,338	194,716
Playtech PLC	19,307	95,494
Polar Capital Holdings PLC	14,790	137,654
Premier Foods PLC	88,887	237,920
Primary Health Properties PLC	243,299	309,106
QinetiQ Group PLC	65,272	394,997
Rathbones Group PLC	5,584	149,024
Renew Holdings PLC	9,805	121,425
Renishaw PLC	3,778	243,012
Rightmove PLC	23,842	140,483
Rotork PLC	75,487	316,865
RWS Holdings PLC	65,191	78,830
Safestore Holdings PLC	31,161	284,461
Savills PLC	17,963	202,325
Senior PLC	63,947	248,787
Serco Group PLC	161,072	617,408
Serica Energy PLC	65,271	254,501
Shaftesbury Capital PLC	129,249	235,296
SigmaRoc PLC(a)	20,757	34,768
Softcat PLC	8,105	151,969
Spirax Group PLC	6,228	606,986
Spire Healthcare Group PLC(c)	45,735	101,125
SSP Group PLC	96,544	208,617
Supermarket Income REIT PLC	130,660	148,955
Telecom Plus PLC	8,988	143,448
THG PLC(a)(b)	289,107	122,417
TP ICAP Group PLC	108,562	465,922
Trainline PLC(a)(c)	12,828	41,062
Tritax Big Box REIT PLC	216,229	443,212
Unite Group PLC (The)	58,092	365,572
Vesuvius PLC	32,802	197,334
Victrex PLC	15,606	127,825
Watches of Switzerland Group PLC(a)(c)	38,968	272,353
WH Smith PLC	18,292	128,319
Wickes Group PLC	6,461	17,536
Workspace Group PLC	26,381	121,045
Yellow Cake PLC(a)(c)	13,138	108,413
Zegona Communications PLC	1,720	41,004
Zigup PLC	33,658	183,920
		25,222,567
United States-1.87%
Alkermes PLC(a)(b)	10,534	355,101
ARM Holdings PLC, ADR(a)(b)	526	110,628
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
United States-(continued)
Atlassian Corp., Class A(a)	4,270	$292,879
Bausch + Lomb Corp.(a)	10,134	160,598
Brightstar Lottery PLC(b)	8,486	111,421
Burford Capital Ltd.(b)	23,542	112,304
Buzzi S.p.A.	9,883	540,855
Carnival PLC, ADR	9,998	264,447
Constellium SE(a)	25,643	802,113
Curaleaf Holdings, Inc.(a)	49,845	174,683
Diversified Energy Co.	14,185	236,180
Dole PLC	16,610	252,140
Ferrovial N.V.	7,231	496,310
Galaxy Digital, Inc.(a)(b)	1,031	28,291
GFL Environmental, Inc.	10,466	419,071
Inmode Ltd.(a)	10,795	156,204
InterContinental Hotels Group PLC	3,486	498,432
Lionsgate Studios Corp.(a)(b)	11,126	138,407
Monday.com Ltd.(a)	1,049	69,098
Nordic American Tankers Ltd.(b)	9,910	55,298
Reliance Worldwide Corp. Ltd.	118,109	279,704
RHI Magnesita N.V.(b)	1,859	66,974
Samsonite Group S.A.(c)	156,023	285,653
Sinch AB(a)(b)(c)	140,459	444,714
SolarEdge Technologies, Inc.(a)(b)	17,587	753,779
Titan S.A.	2,933	158,638
		7,263,922
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $312,630,122)		387,108,350
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.78%
Invesco Private Government Fund, 3.63%(e)(f)(g)	19,205,114	$19,205,114
Invesco Private Prime Fund, 3.78%(e)(f)(g)	49,895,349	49,900,339
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,111,338)		69,105,453
TOTAL INVESTMENTS IN SECURITIES-117.36% (Cost $381,741,460)		456,213,803
OTHER ASSETS LESS LIABILITIES-(17.36)%		(67,478,582)
NET ASSETS-100.00%		$388,735,221

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
Rts.-Rights
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $14,449,003, which represented 3.72% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,390,584	$(8,390,584)	$-	$-	$-	$3,043
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,588,985	$34,851,637	$(30,235,508)	$-	$-	$19,205,114	$316,012 *
Invesco Private Prime Fund	37,890,365	75,953,565	(63,932,422)	(5,926)	(5,243)	49,900,339	858,158 *
Total	$52,479,350	$119,195,786	$(102,558,514)	$(5,926)	$(5,243)	$69,105,453	$1,177,213

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco RAFI Emerging Markets ETF (PXH)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.62%
Brazil-13.16%
Ambev S.A.	1,550,877	$4,516,543
Axia Energia S.A.	565,162	7,038,436
B3 S.A. - Brasil, Bolsa, Balcao	1,046,682	3,787,668
Banco Bradesco S.A., Preference Shares	3,294,106	12,773,388
Banco do Brasil S.A.	2,230,996	9,945,091
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	464,298	3,089,166
Cia Energetica de Minas Gerais, Preference Shares	1,239,208	3,118,912
Cia Paranaense de Energia	185,780	592,867
Cia Siderurgica Nacional S.A.(a)	1,526,882	1,909,215
Cosan S.A.(a)	1,389,465	1,405,528
Equatorial S.A.	344,100	2,922,751
Gerdau S.A., Preference Shares	1,667,954	7,569,131
Hapvida Participacoes e Investimentos S.A.(a)(b)	493,886	1,228,173
Itau Unibanco Holding S.A., Preference Shares	1,741,185	15,093,485
Klabin S.A.	413,916	1,452,162
Klabin S.A., Preference Shares	3	2
Localiza Rent a Car S.A.	250,400	2,307,295
Metalurgica Gerdau S.A., Preference Shares	1,823,454	3,634,172
Natura Cosmeticos S.A.(a)	144,200	294,918
Petroleo Brasileiro S.A., Preference Shares	10,139,145	99,877,416
Suzano S.A.	291,368	2,563,739
Telefonica Brasil S.A.	367,280	2,893,333
Ultrapar Participacoes S.A.	761,892	4,578,325
Vale S.A.	3,236,061	52,726,283
Vibra Energia S.A.	1,428,003	9,544,095
WEG S.A.	194,500	1,751,218
		256,613,312
Chile-0.68%
Banco de Chile	10,507,926	1,962,821
Cencosud S.A.	592,740	1,493,296
Empresas CMPC S.A.	520,098	642,819
Empresas COPEC S.A.	122,871	857,624
Enel Americas S.A.	4,859,930	452,074
Falabella S.A.	269,691	1,627,658
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares(a)	67,393	6,176,028
		13,212,320
China-36.42%
Agricultural Bank of China Ltd., H Shares	15,717,160	12,258,978
Alibaba Group Holding Ltd.	3,975,424	65,508,564
Aluminum Corp. of China Ltd., H Shares	2,176,153	3,186,592
Anhui Conch Cement Co. Ltd., H Shares	1,628,446	4,079,325
ANTA Sports Products Ltd.	220,279	2,307,280
BAIC Motor Corp. Ltd., H Shares(a)(b)(c)	2,409,160	429,613
Baidu, Inc., A Shares(a)	1,009,496	15,938,424
Bank of Beijing Co. Ltd., A Shares	2,504,400	1,940,886
Bank of China Ltd., H Shares	41,398,217	26,878,050
Bank of Communications Co. Ltd., H Shares	7,542,951	6,898,329
Bank of Jiangsu Co. Ltd.	1,164,800	1,923,781
Baoshan Iron & Steel Co. Ltd., A Shares	1,368,900	1,266,522
	Shares	Value
China-(continued)
Beijing Enterprises Holdings Ltd.	232,408	$920,295
BOC Hong Kong (Holdings) Ltd.	1,104,412	6,351,773
BOE Technology Group Co. Ltd., A Shares	3,984,300	2,387,178
BYD Co. Ltd., H Shares	492,995	6,556,856
BYD Electronic International Co. Ltd.(c)	368,872	1,260,364
CGN Power Co. Ltd., H Shares(b)	4,989,670	2,222,840
China Cinda Asset Management Co. Ltd., H Shares(c)	11,556,744	1,632,430
China CITIC Bank Corp. Ltd., H Shares	6,001,052	6,292,298
China Coal Energy Co. Ltd., H Shares	1,410,910	2,639,164
China Communications Services Corp. Ltd., H Shares	1,542,320	848,298
China Construction Bank Corp., H Shares	47,834,380	53,986,832
China Energy Engineering Corp. Ltd., H Shares(c)	10,415,917	1,725,000
China Everbright Bank Co. Ltd., H Shares	10,062,248	3,987,784
China Everbright Environment Group Ltd.	2,613,057	1,878,614
China Hongqiao Group Ltd.	1,152,034	4,875,839
China International Marine Containers Group Co. Ltd., H Shares(c)	1,460,892	2,011,643
China Life Insurance Co. Ltd., H Shares	1,103,640	4,070,738
China Mengniu Dairy Co. Ltd.	1,522,053	3,389,089
China Merchants Bank Co. Ltd., H Shares	2,171,772	13,142,640
China Minsheng Banking Corp. Ltd., H Shares	14,097,207	6,432,275
China National Building Material Co. Ltd., H Shares	4,627,068	3,014,742
China Overseas Land & Investment Ltd.	3,429,914	5,890,540
China Pacific Insurance (Group) Co. Ltd., H Shares	1,227,872	5,359,258
China Petroleum & Chemical Corp., H Shares	29,716,492	17,553,399
China Railway Group Ltd., H Shares(c)	9,294,628	4,505,145
China Resources Gas Group Ltd.(c)	572,023	1,373,925
China Resources Land Ltd.	1,849,304	7,768,673
China Resources Pharmaceutical Group Ltd.(b)	1,876,416	1,259,376
China Resources Power Holdings Co. Ltd.(c)	1,104,955	2,724,339
China Shenhua Energy Co. Ltd., H Shares(c)	1,577,020	9,794,687
China State Construction Engineering Corp. Ltd., A Shares	5,284,822	3,802,430
China State Construction International Holdings Ltd.(c)	922,432	1,071,210
China Taiping Insurance Holdings Co. Ltd.	820,300	2,344,780
China Tower Corp. Ltd., H Shares(b)	2,197,247	3,113,255
China United Network Communications Ltd., A Shares	2,288,900	1,517,806
China Vanke Co. Ltd., H Shares(a)(c)	8,411,772	3,226,112
China Yongda Automobiles Services Holdings Ltd.	760,204	99,073
China Zheshang Bank Co. Ltd., H Shares	5,622,528	1,751,403
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,050,175	1,821,061
CITIC Ltd.	3,745,111	6,222,840
CITIC Securities Co. Ltd., H Shares	993,786	3,527,807
CMOC Group Ltd., H Shares	1,059,828	2,422,904
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
China-(continued)
Contemporary Amperex Technology Co. Ltd., A Shares	38,700	$2,484,203
COSCO SHIPPING Holdings Co. Ltd., H Shares(c)	2,874,436	5,289,599
Country Garden Services Holdings Co. Ltd.	1,626,029	1,297,806
CRRC Corp. Ltd., H Shares	3,691,668	2,456,994
CSPC Pharmaceutical Group Ltd.	2,725,017	2,968,641
Daqo New Energy Corp., ADR(a)(c)	91,805	1,764,492
ENN Energy Holdings Ltd.	394,980	3,095,878
Fosun International Ltd.	1,132,320	596,058
Geely Automobile Holdings Ltd.	2,026,412	6,025,931
Great Wall Motor Co. Ltd.	256,000	387,147
Gree Electric Appliances, Inc. of Zhuhai	381,400	2,238,880
Guangdong Investment Ltd.	1,533,752	1,605,147
Haier Smart Home Co. Ltd., H Shares	1,533,355	4,330,201
Hello Group, Inc., ADR	151,667	946,402
Huaneng Power International, Inc., H Shares(c)	2,230,129	1,785,130
Huatai Securities Co. Ltd., H Shares(b)	692,840	1,437,439
Huaxia Bank Co. Ltd., A Shares	1,112,692	1,122,153
Industrial & Commercial Bank of China Ltd., H Shares	37,546,424	33,822,063
Industrial Bank Co. Ltd., A Shares	1,992,126	5,227,881
iQIYI, Inc., ADR(a)(c)	958,886	1,131,485
JD Logistics, Inc.(a)(b)	358,900	698,879
JD.com, Inc., ADR(c)	997,778	30,252,629
Jiangxi Copper Co. Ltd., H Shares	1,319,263	6,268,755
JinkoSolar Holding Co. Ltd., ADR(c)	75,374	1,759,983
KE Holdings, Inc., ADR(c)	208,642	3,574,037
Kuaishou Technology(b)	252,439	1,405,061
Kunlun Energy Co. Ltd.	2,248,583	2,163,569
Kweichow Moutai Co. Ltd., A Shares	9,900	2,006,641
Lenovo Group Ltd.(c)	4,429,184	6,659,198
Li Auto, Inc., A Shares(a)(c)	209,060	1,839,483
Li Ning Co. Ltd.	937,146	2,439,442
Longfor Group Holdings Ltd.(b)(c)	2,970,172	3,074,907
Lufax Holding Ltd., ADR(a)(c)	427,204	815,960
Meituan, B Shares(a)(b)	769,448	8,277,314
Metallurgical Corp. of China Ltd., H Shares(c)	7,360,038	1,500,703
Midea Group Co. Ltd., A Shares	329,200	3,914,772
NetEase, Inc.	311,363	7,287,591
New China Life Insurance Co. Ltd., H Shares	275,919	1,811,738
NIO, Inc., ADR(a)(c)	475,771	3,040,177
PDD Holdings, Inc., ADR(a)	117,036	11,689,556
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	2,652,724	1,814,749
PetroChina Co. Ltd., H Shares	17,093,687	26,363,049
PICC Property & Casualty Co. Ltd., H Shares	3,003,166	5,423,941
Ping An Bank Co. Ltd., A Shares	1,164,600	1,960,178
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,820,196	31,045,991
Poly Developments and Holdings Group Co. Ltd., A Shares	1,829,600	1,648,510
Postal Savings Bank of China Co. Ltd., H Shares(b)	7,237,830	4,653,342
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,286,405	3,102,520
	Shares	Value
China-(continued)
Shenzhou International Group Holdings Ltd.	225,991	$1,377,291
Sinopharm Group Co. Ltd., H Shares	961,173	2,286,038
Sinotruk Hong Kong Ltd.	115,000	565,561
Sunac China Holdings Ltd.(a)(c)	13,371,132	1,981,474
Sunny Optical Technology Group Co. Ltd.	222,725	1,833,315
Tencent Holdings Ltd.	633,620	38,475,038
Tencent Music Entertainment Group, ADR	85,062	780,019
Tianneng Power International Ltd.	1,161,388	853,681
Trip.com Group Ltd.(a)	84,054	4,538,105
Vipshop Holdings Ltd., ADR	312,090	4,490,975
VOYAH Automobile Technology Co. Ltd., H Shares(a)	885,173	677,969
Weichai Power Co. Ltd., H Shares	1,239,433	6,160,099
Wuxi Biologics (Cayman), Inc.(a)(b)	411,879	1,759,574
Xiaomi Corp., B Shares(a)(b)	1,908,152	7,158,629
Yangzijiang Shipbuilding Holdings Ltd.	192,720	656,878
Yankuang Energy Group Co. Ltd., H Shares(c)	2,078,645	4,360,633
Yum China Holdings, Inc.(c)	93,293	4,520,046
Zhongsheng Group Holdings Ltd.	1,247,924	1,138,974
Zijin Mining Group Co. Ltd., H Shares	1,228,869	5,705,959
ZTE Corp., H Shares(c)	638,308	2,048,717
ZTO Express (Cayman), Inc.	110,916	2,810,036
		710,078,275
Hong Kong-0.12%
Orient Overseas International Ltd.(c)	139,412	2,433,479
India-9.17%
Axis Bank Ltd.	416,762	5,589,853
Bajaj Auto Ltd.	15,105	1,595,915
Bajaj Finance Ltd.	141,898	1,409,422
Bajaj Finserv Ltd.	68,457	1,266,288
Bank of Baroda	589,452	1,644,591
Bharat Petroleum Corp. Ltd.	1,277,080	4,066,449
Bharti Airtel Ltd.	186,325	3,724,623
Cipla Ltd.	95,328	1,321,092
Coal India Ltd.	618,244	3,144,411
Dr. Reddy’s Laboratories Ltd.	76,500	1,068,390
GAIL (India) Ltd.	1,553,379	2,687,170
Grasim Industries Ltd.	88,005	2,602,477
HCL Technologies Ltd.	194,116	2,468,951
HDFC Bank Ltd.	1,306,512	10,686,058
Hero MotoCorp Ltd.	29,428	1,590,198
Hindalco Industries Ltd.	575,751	6,325,540
Hindustan Petroleum Corp. Ltd.	713,120	2,826,716
Hindustan Unilever Ltd.	81,726	1,942,850
ICICI Bank Ltd.	663,903	8,908,477
Indian Oil Corp. Ltd.	2,125,398	3,199,615
IndusInd Bank Ltd.(a)	223,546	2,170,523
Infosys Ltd.	703,988	8,862,589
ITC Ltd.	1,429,152	4,758,422
JSW Steel Ltd.	182,362	2,441,401
Kotak Mahindra Bank Ltd.	716,992	2,911,903
Larsen & Toubro Ltd.	124,933	5,307,135
Mahindra & Mahindra Ltd.	89,535	2,936,502
Malco Energy Ltd.(d)	651,245	830,406
Maruti Suzuki India Ltd.	17,947	2,531,977
NTPC Ltd.	1,291,063	5,451,493
Oil & Natural Gas Corp. Ltd.	1,957,614	6,205,891
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
India-(continued)
Petronet LNG Ltd.	381,111	$1,115,107
Power Finance Corp. Ltd.	614,378	2,916,677
Power Grid Corp. of India Ltd.	1,027,419	3,459,839
Rajesh Exports Ltd.(a)	71,377	90,431
REC Ltd.	417,193	1,566,434
Reliance Industries Ltd.	1,202,243	18,233,696
Shriram Finance Ltd.	247,239	2,458,941
State Bank of India	616,015	6,967,747
Steel Authority of India Ltd.	1,115,178	2,183,908
Sun Pharmaceutical Industries Ltd.	108,557	2,079,497
Talwandi Sabo Power Ltd.(a)(d)	651,245	830,406
Tata Consultancy Services Ltd.	163,441	4,289,070
Tata Motors Ltd.(a)	226,072	987,776
Tata Motors Passenger Vehicles Ltd.	599,983	2,169,381
Tata Steel Ltd.	3,085,980	6,900,739
Tech Mahindra Ltd.	127,616	1,994,835
UltraTech Cement Ltd.	11,637	1,427,844
UPL Ltd.	186,350	1,267,862
Vedanta Aluminium Metal Ltd.(a)(d)	651,245	830,406
Vedanta Iron and Steel Ltd.(d)	651,245	830,406
Vedanta Ltd.	651,245	1,870,232
Wipro Ltd.	826,752	1,761,616
		178,710,178
Indonesia-1.07%
PT Alamtri Resources (Indonesia) Tbk	12,568,315	1,833,013
PT Astra International Tbk	7,269,047	2,518,282
PT Bank Central Asia Tbk	7,334,011	2,486,525
PT Bank Mandiri (Persero) Tbk	12,955,524	3,296,553
PT Bank Negara Indonesia (Persero) Tbk	6,173,843	1,330,210
PT Bank Rakyat Indonesia (Persero) Tbk	24,424,419	4,225,293
PT Telkom Indonesia (Persero) Tbk	24,069,836	3,937,415
PT United Tractors Tbk	724,080	1,216,610
		20,843,901
Malaysia-0.92%
Axiata Group Bhd.	1,044,000	618,217
CIMB Group Holdings Bhd.	1,883,200	3,636,856
Genting Bhd.	763,700	495,184
Malayan Banking Bhd.	1,642,000	4,585,497
Petronas Chemicals Group Bhd.	707,000	1,055,220
Public Bank Bhd.	2,644,900	3,118,830
Sime Darby Bhd.	1,747,900	952,659
Tenaga Nasional Bhd.	964,300	3,534,157
		17,996,620
Mexico-3.24%
America Movil S.A.B. de C.V., Class B	8,015,944	10,624,147
Banco del Bajio S.A.(b)(c)	349,307	1,090,687
CEMEX S.A.B. de C.V., Series CPO(e)	7,012,156	8,589,010
Coca-Cola FEMSA S.A.B. de C.V., Series CPO(c)	156,231	1,578,725
Fibra Uno Administracion S.A. de C.V.(c)	972,994	1,666,291
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	840,575	9,909,588
Grupo Bimbo S.A.B. de C.V., Series A(c)	370,931	1,259,878
Grupo Comercial Chedraui S.A. de C.V.(c)	87,336	510,142
Grupo Financiero Banorte S.A.B. de C.V., Class O	919,515	9,959,662
Grupo Mexico S.A.B. de C.V., Class B(c)	927,123	10,122,540
Grupo Televisa S.A.B., Series CPO(g)	1,795,014	1,020,919
	Shares	Value
Mexico-(continued)
Orbia Advance Corp. S.A.B. de C.V.(a)(c)	371,686	$443,808
Sigma Foods S.A.B. de C.V., Class A	1,351,300	1,277,068
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,606,026	5,050,471
		63,102,936
Romania-0.08%
NEPI Rockcastle N.V.(a)	197,367	1,669,707
Russia-0.00%
Aeroflot PJSC(a)(d)	1,684,800	0
Alrosa PJSC(a)(d)	1,976,600	0
Gazprom PJSC(a)(d)	9,643,940	0
GMK Norilskiy Nickel PAO(a)(d)	2,015,200	0
Inter RAO UES PJSC(a)(d)	29,081,146	0
Lukoil PJSC(a)(d)	261,775	0
Magnit PJSC(a)(d)	55,179	0
Mobile TeleSystems PJSC(a)(d)	921,186	0
Moscow Exchange MICEX-RTS PJSC(a)(d)	550,555	0
Novatek PJSC(a)(d)	130,598	0
Novolipetsk Steel PJSC(a)(d)	795,328	0
Rosneft Oil Co. PJSC(a)(d)	1,054,960	0
Sberbank of Russia PJSC(a)(d)	7,562,894	0
Severstal PAO(a)(d)	147,196	0
Sistema AFK PAO(a)(d)	3,408,447	0
Surgutneftegas PAO(a)(d)	3,493,738	0
Surgutneftegas PAO, Preference Shares(a)(d)	3,804,484	0
Tatneft PJSC(a)(d)	753,855	0
Tatneft PJSC, Preference Shares(a)(d)	74,068	0
VTB Bank PJSC(a)(d)	712,692	0
		0
Saudi Arabia-2.19%
Al Rajhi Bank	218,335	4,002,940
Banque Saudi Fransi	297,312	1,533,381
Riyad Bank	421,461	2,333,974
SABIC Agri-Nutrients Co.	49,305	1,917,223
Saudi Arabian Mining Co.(a)	114,931	2,015,505
Saudi Arabian Oil Co.(b)	1,685,970	12,505,203
Saudi Awwal Bank	206,310	1,876,645
Saudi Basic Industries Corp.	252,110	4,120,131
Saudi Energy Co.	246,034	1,166,874
Saudi National Bank (The)	522,470	5,477,759
Saudi Telecom Co.	495,980	5,764,777
		42,714,412
South Africa-4.75%
Absa Group Ltd.(c)	371,669	5,197,951
Aspen Pharmacare Holdings Ltd.	202,839	1,680,387
Bid Corp. Ltd.(c)	100,100	2,452,429
Bidvest Group Ltd. (The)(c)	140,125	1,964,106
Capitec Bank Holdings Ltd.	1,497	387,632
E Media Holdings Ltd.(c)	5,888	755
Exxaro Resources Ltd.(c)	127,282	1,675,775
FirstRand Ltd.	1,438,462	7,607,436
Gold Fields Ltd.(c)	104,040	4,396,152
Growthpoint Properties Ltd.(c)	1,460,744	1,429,494
Impala Platinum Holdings Ltd.	490,407	6,856,565
MTN Group Ltd.(c)	691,097	8,677,451
Naspers Ltd.	19,695	1,063,769
Nedbank Group Ltd.(c)	236,011	3,758,665
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
South Africa-(continued)
Old Mutual Ltd.	2,258,826	$1,842,095
Pepkor Holdings Ltd.(b)	379,937	500,668
Sanlam Ltd.	512,632	2,633,544
Sappi Ltd.(a)(c)	494,873	478,899
Sasol Ltd.(a)(c)	824,204	11,426,912
Shoprite Holdings Ltd.	142,632	2,398,650
Sibanye Stillwater Ltd.(c)	1,507,003	4,493,839
Standard Bank Group Ltd.	446,794	8,588,423
Thungela Resources Ltd.(c)	166,296	1,442,086
Valterra Platinum Ltd.	122,508	9,842,052
Vodacom Group Ltd.	212,464	1,800,361
		92,596,096
Taiwan-23.23%
Acer, Inc.	2,331,000	2,049,527
ASE Technology Holding Co. Ltd.	1,158,000	18,151,253
Asia Cement Corp.	1,141,000	1,265,222
Asustek Computer, Inc.	341,600	6,329,170
AUO Corp.	6,238,244	3,430,421
Catcher Technology Co. Ltd.	332,000	2,186,782
Cathay Financial Holding Co. Ltd.	2,700,919	6,593,252
Chailease Holding Co. Ltd.	674,861	2,473,336
China Steel Corp.	4,996,632	2,966,828
Chunghwa Telecom Co. Ltd.	1,180,039	5,066,744
Compal Electronics, Inc.	4,385,000	4,053,768
CTBC Financial Holding Co. Ltd.	4,328,000	7,158,613
Delta Electronics, Inc.	221,000	15,497,728
E.Sun Financial Holding Co. Ltd.	2,242,751	2,262,971
Eva Airways Corp.	1,360,000	1,440,319
Evergreen Marine Corp. Taiwan Ltd.	1,569,000	10,037,154
Far Eastern New Century Corp.	1,333,000	1,088,161
Far EasTone Telecommunications Co. Ltd.	544,000	1,622,407
First Financial Holding Co. Ltd.	2,595,314	2,370,466
Formosa Chemicals & Fibre Corp.	2,518,000	4,190,413
Formosa Petrochemical Corp.	1,015,000	1,813,632
Formosa Plastics Corp.	3,551,280	5,798,972
Fubon Financial Holding Co. Ltd.	2,243,141	6,393,154
Hon Hai Precision Industry Co. Ltd.	7,018,930	49,588,877
Hua Nan Financial Holdings Co. Ltd.	1,655,740	1,679,812
Innolux Corp.	8,653,444	6,611,768
Inventec Corp.	1,716,000	2,513,997
KGI Financial Holding Co. Ltd.	5,503,070	3,750,610
Largan Precision Co. Ltd.	26,000	2,087,744
Lite-On Technology Corp.	589,313	3,159,826
MediaTek, Inc.	343,600	28,684,294
Mega Financial Holding Co. Ltd.	2,507,985	3,105,172
Micro-Star International Co. Ltd.	521,000	1,618,075
Nan Ya Plastics Corp.	2,792,940	8,016,812
Novatek Microelectronics Corp.	265,000	3,442,051
Pegatron Corp.	1,111,260	2,907,327
Pou Chen Corp.	1,805,000	1,475,882
Powertech Technology, Inc.	331,000	2,170,836
Quanta Computer, Inc.	639,000	6,371,388
Realtek Semiconductor Corp.	161,000	2,748,660
Shanghai Commercial & Savings Bank Ltd. (The)	968,000	1,194,341
SinoPac Financial Holdings Co. Ltd.	2,249,355	2,204,057
Synnex Technology International Corp.	856,000	2,243,956
Taiwan Cooperative Financial Holding Co. Ltd.	1,786,910	1,296,420
	Shares	Value
Taiwan-(continued)
Taiwan Mobile Co. Ltd.	497,000	$1,749,925
Taiwan Semiconductor Manufacturing Co. Ltd.	1,855,000	128,777,567
TCC Group Holdings Co. Ltd.	3,413,136	2,648,145
TS Financial Holding Co. Ltd.	5,082,000	3,833,433
Unimicron Technology Corp.	354,570	10,070,974
Uni-President Enterprises Corp.	1,402,941	3,072,955
United Microelectronics Corp.	5,121,000	12,863,218
Walsin Lihwa Corp.	1,970,000	1,888,262
Wan Hai Lines Ltd.	875,000	2,061,211
Winbond Electronics Corp.	1,624,000	4,791,202
Wistron Corp.	1,206,875	5,315,248
WPG Holdings Ltd.	1,040,000	3,332,471
WT Microelectronics Co. Ltd.	391,000	2,540,491
Yageo Corp.	393,160	4,008,539
Yang Ming Marine Transport Corp.	2,397,000	3,734,574
Yuanta Financial Holding Co. Ltd.	3,261,939	5,404,264
Zhen Ding Technology Holding Ltd.	418,000	5,639,770
		452,844,447
Thailand-2.92%
Advanced Info Service PCL, NVDR	162,236	1,694,462
Bangkok Bank PCL, NVDR	923,987	4,610,095
Bangkok Dusit Medical Services PCL, NVDR	2,331,185	1,309,192
Banpu PCL, NVDR	10,970,717	1,988,832
Charoen Pokphand Foods PCL, NVDR	3,127,241	1,854,700
CP ALL PCL, NVDR	1,293,177	1,729,295
Kasikornbank PCL, NVDR	968,985	5,768,777
Krung Thai Bank PCL, NVDR	2,194,225	2,222,856
PTT Exploration & Production PCL, NVDR	818,900	3,888,017
PTT Global Chemical PCL, NVDR	4,051,425	4,925,413
PTT PCL, NVDR	12,582,106	13,611,627
SCB X PCL, NVDR	1,102,409	4,434,330
Siam Cement PCL (The), NVDR	649,276	4,797,553
Thai Oil PCL, NVDR	1,587,873	2,348,070
TMBThanachart Bank PCL, NVDR	25,032,928	1,738,205
		56,921,424
Turkey-1.39%
Akbank T.A.S.	1,610,322	2,608,000
BIM Birlesik Magazalar A.S.	180,613	2,967,200
Eregli Demir ve Celik Fabrikalari T.A.S.	4,140,756	3,220,583
KOC Holding A.S.	1,137,587	5,093,568
Turk Hava Yollari AO	487,843	3,321,487
Turkcell Iletisim Hizmetleri A.S.	668,562	1,662,293
Turkiye Is Bankasi A.S., Class C	5,251,281	1,667,138
Turkiye Petrol Rafinerileri A.S.	801,624	4,819,195
Yapi Ve Kredi Bankasi A.S.(a)	2,042,426	1,674,387
		27,033,851
United States-0.28%
BeOne Medicines Ltd.(a)	25,700	583,276
JBS N.V., Class A(a)	309,388	4,968,771
		5,552,047
Total Common Stocks & Other Equity Interests (Cost $1,407,858,577)		1,942,323,005
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(h)(i) (Cost $11,508,105)	11,508,105	$11,508,105
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $1,419,366,682)		1,953,831,110
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.57%
Invesco Private Government Fund, 3.63%(h)(i)(j)	19,350,282	19,350,282
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(h)(i)(j)	50,251,990	$50,257,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,608,152)		69,607,297
TOTAL INVESTMENTS IN SECURITIES-103.78% (Cost $1,488,974,834)		2,023,438,407
OTHER ASSETS LESS LIABILITIES-(3.78)%		(73,685,803)
NET ASSETS-100.00%		$1,949,752,604

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $50,814,960, which represented 2.61% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,450,994	$130,316,017	$(132,258,906)	$-	$-	$11,508,105	$231,077
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,401,431	86,832,675	(79,883,824)	-	-	19,350,282	361,893 *
Invesco Private Prime Fund	32,485,891	173,322,868	(155,542,280)	(687)	(8,777)	50,257,015	985,714 *
Total	$58,338,316	$390,471,560	$(367,685,010)	$(687)	$(8,777)	$81,115,402	$1,578,684

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2026
(Unaudited)
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	86	June-2026	$7,027,060	$666,615	$666,615

(a)	Futures contracts collateralized by $340,964 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P Global Water Index ETF (CGW)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Austria-0.51%
Wienerberger AG	181,264	$5,252,928
Brazil-11.84%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	13,268,760	88,282,632
Cia de Saneamento de Minas Gerais COPASA MG	1,619,700	17,567,556
Cia De Sanena Do Parana, Series CPO	2,059,946	16,761,041
		122,611,229
China-1.78%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	3,747,500	1,679,767
Beijing Enterprises Water Group Ltd.	26,312,939	9,295,048
Beijing Originwater Technology Co. Ltd., A Shares	2,467,000	1,418,885
Chengdu Xingrong Environment Co. Ltd., A Shares	2,031,200	2,053,815
China Lesso Group Holdings Ltd.	1,434,746	853,238
Jiangxi Hongcheng Environment. Co. Ltd.	655,600	986,551
Jingjin Equipment, Inc., A Shares	152,400	418,534
Zhongshan Public Utilities Group Co. Ltd., A Shares	1,004,100	1,726,302
		18,432,140
Finland-0.38%
Kemira OYJ(a)	188,783	3,912,664
India-1.56%
Astral Ltd.	306,890	4,967,074
Jindal Saw Ltd.	380,378	897,370
Supreme Industries Ltd.	107,036	4,112,835
VA Tech Wabag Ltd.	387,577	6,197,501
		16,174,780
Italy-0.54%
Interpump Group S.p.A.(a)	133,356	5,619,165
Japan-3.96%
Kitz Corp.	263,348	3,542,030
Kurimoto Ltd.(a)	83,560	809,240
Kurita Water Industries Ltd.	353,702	19,098,339
Nomura Micro Science Co. Ltd.(a)	107,302	2,527,553
Organo Corp.(a)	84,355	8,516,171
PILLAR Corp.	56,012	3,290,117
Tsukishima Holdings Co. Ltd.	160,472	3,205,072
		40,988,522
Malaysia-1.10%
YTL Power International Bhd.	11,837,000	11,404,227
Netherlands-0.90%
Aalberts N.V.	246,604	9,362,867
Saudi Arabia-0.64%
Alkhorayef Water and Power Technologies Co.	109,424	3,685,032
Power and Water Utility Co. for Jubail and Yanbu	319,023	2,903,428
		6,588,460
	Shares	Value
South Korea-0.49%
Coway Co. Ltd.	86,903	$5,052,389
Switzerland-6.03%
Belimo Holding AG	16,282	14,897,048
Geberit AG	52,187	35,234,385
Georg Fischer AG(a)	127,568	6,971,860
Sulzer AG(a)	28,358	5,393,069
		62,496,362
Taiwan-0.15%
Kuo Toong International Co. Ltd.	992,000	1,588,300
Thailand-0.15%
Amata Corp. PCL, NVDR	2,397,147	1,521,141
United Kingdom-10.69%
Pennon Group PLC	2,005,390	14,979,872
Severn Trent PLC	1,047,525	46,501,467
United Utilities Group PLC	2,485,054	49,215,284
		110,696,623
United States-58.99%
Advanced Drainage Systems, Inc.(a)	237,114	35,389,264
American States Water Co.	329,851	24,834,482
American Water Works Co., Inc.	614,116	78,864,777
Badger Meter, Inc.(a)	97,464	11,784,372
Cadiz, Inc.(a)(b)	473,787	2,051,498
California Water Service Group(a)	507,606	21,441,277
Consolidated Water Co. Ltd.	127,715	4,093,266
Core & Main, Inc., Class A(a)(b)	468,458	23,596,229
Ecolab, Inc.	152,850	39,832,710
Energy Recovery, Inc.(b)	175,042	1,937,715
Essential Utilities, Inc.	1,555,232	59,409,862
Franklin Electric Co., Inc.	126,708	12,694,875
Gorman-Rupp Co. (The)	68,825	5,212,806
H2O America(a)	318,245	17,882,187
Hawkins, Inc.(a)	34,594	5,792,765
Lindsay Corp.	34,547	3,868,228
Middlesex Water Co.	156,220	7,948,474
Mueller Water Products, Inc., Class A	517,578	14,435,250
NWPX Infrastructure, Inc.(a)(b)	31,756	3,122,885
Onterris, Inc.(a)(b)	139,813	2,943,064
Otter Tail Corp.(a)	69,350	6,188,794
Pentair PLC	270,748	21,852,071
Select Water Solutions, Inc., Class A	960,291	16,065,668
TETRA Technologies, Inc.(a)(b)	570,052	5,426,895
Veralto Corp.	616,121	54,341,872
Watts Water Technologies, Inc., Class A	90,731	27,233,817
Xylem, Inc.	654,333	77,315,987
Zurn Elkay Water Solutions Corp.	491,155	25,520,414
		611,081,504
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $865,959,734)		1,032,783,301
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P Global Water Index ETF (CGW)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.66%
Invesco Private Government Fund, 3.63%(c)(d)(e)	19,189,153	$19,189,153
Invesco Private Prime Fund, 3.78%(c)(d)(e)	49,810,185	49,815,166
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,004,573)		69,004,319
TOTAL INVESTMENTS IN SECURITIES-106.37% (Cost $934,964,307)		1,101,787,620
OTHER ASSETS LESS LIABILITIES-(6.37)%		(65,951,523)
NET ASSETS-100.00%		$1,035,836,097

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$461,168	$36,090,205	$(36,551,373)	$-	$-	$-	$12,396
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,716,512	86,245,243	(75,772,602)	-	-	19,189,153	230,882 *
Invesco Private Prime Fund	22,688,796	207,187,461	(180,052,739)	56	(8,408)	49,815,166	617,986 *
Total	$31,866,476	$329,522,909	$(292,376,714)	$56	$(8,408)	$69,004,319	$861,264

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P International Developed Quality ETF (IDHQ)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.40%
Australia-4.35%
Aristocrat Leisure Ltd.	75,902	$2,607,819
Brambles Ltd.	147,359	2,408,762
Computershare Ltd.	63,704	1,397,581
Insurance Australia Group Ltd.	243,293	1,321,215
JB Hi-Fi Ltd.	13,753	766,996
Medibank Pvt. Ltd.	343,082	1,164,973
Netwealth Group Ltd.	30,566	524,224
Pro Medicus Ltd.	9,310	912,486
QBE Insurance Group Ltd.	156,360	2,529,182
REA Group Ltd.	8,255	1,020,590
Rio Tinto PLC	99,886	10,048,130
Wesfarmers Ltd.	132,447	7,026,127
Yancoal Australia Ltd.	92,886	510,376
		32,238,461
Austria-0.23%
ANDRITZ AG	7,627	647,741
Strabag SE, BR	3,587	378,359
Verbund AG	9,421	710,482
		1,736,582
Canada-3.93%
AtkinsRealis Group, Inc.	27,355	1,883,759
BCE, Inc.(a)	33,958	805,352
Brookfield Asset Management Ltd., Class A	54,589	2,617,352
Celestica, Inc.(b)	14,244	5,836,157
Imperial Oil Ltd.(a)	17,202	2,299,666
Kinross Gold Corp.	136,997	4,141,817
Lundin Gold, Inc.	21,341	1,431,357
Rogers Communications, Inc., Class B	45,483	1,652,439
Suncor Energy, Inc.	123,787	8,465,281
		29,133,180
China-0.10%
Budweiser Brewing Co. APAC Ltd.(a)(c)	329,572	324,903
Chow Tai Fook Jewellery Group Ltd.(a)	317,307	434,906
		759,809
Denmark-0.57%
Coloplast A/S, Class B	13,901	858,318
Vestas Wind Systems A/S	108,998	3,350,071
		4,208,389
Finland-1.62%
Elisa OYJ	14,933	724,895
Fortum OYJ(a)	41,887	1,054,724
Kone OYJ, Class B	56,392	3,587,822
Orion OYJ, Class B	11,808	953,462
Sampo OYJ	296,581	3,080,271
Wartsila OYJ Abp	62,243	2,612,697
		12,013,871
France-5.37%
Airbus SE	66,668	13,737,223
Bollore SE	75,006	473,387
Dassault Aviation S.A.	1,727	603,620
Hermes International S.C.A.	3,965	7,581,576
Safran S.A.	54,283	17,422,068
		39,817,874
	Shares	Value
Germany-7.40%
adidas AG	18,914	$3,271,542
Allianz SE	42,500	19,401,222
Deutsche Boerse AG	20,131	6,172,995
Hannover Rueck SE	6,903	2,084,698
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	14,669	8,770,108
Siemens Energy AG, Class A	66,936	14,177,965
Talanx AG	6,969	907,878
		54,786,408
Hong Kong-2.58%
Cathay Pacific Airways Ltd.	218,627	324,906
Futu Holdings Ltd., ADR	7,463	1,153,108
Hong Kong Exchanges & Clearing Ltd.	196,168	10,446,780
Prudential PLC	279,582	4,207,294
Techtronic Industries Co. Ltd.	172,898	2,506,569
Zijin Gold International Co. Ltd.(b)	24,543	484,734
		19,123,391
Israel-0.63%
Bezeq The Israeli Telecommunication Corp. Ltd.	293,080	796,113
Check Point Software Technologies Ltd.(b)	11,646	1,309,826
El Al Israel Airlines	73,652	330,582
Etoro Group Ltd.(a)(b)	7,770	276,457
Israel Corp. Ltd.	1,293	367,135
Matrix IT Ltd.	7,320	224,418
Oddity Tech Ltd.(a)(b)	6,666	95,457
Plus500 Ltd.	13,125	796,147
Strauss Group Ltd.	10,063	435,284
		4,631,419
Italy-1.63%
Banca Mediolanum S.p.A.(a)	24,609	539,115
Coca-Cola HBC AG(b)	21,733	1,265,894
Ferrari N.V.	17,266	5,971,868
FinecoBank Banca Fineco S.p.A.	82,992	2,059,276
Prada S.p.A.	56,389	251,225
Ryanair Holdings PLC	74,974	1,966,102
		12,053,480
Japan-20.17%
Advantest Corp.	153,520	28,637,596
Asahi Intecc Co. Ltd.	27,791	584,235
Asics Corp.	102,379	2,904,538
Azbil Corp.	58,464	519,817
Bandai Namco Holdings, Inc.	69,232	1,587,720
BayCurrent, Inc.	19,173	616,857
Canon Marketing Japan, Inc.	14,794	336,378
Capcom Co. Ltd.	49,923	1,053,046
CyberAgent, Inc.	47,408	379,305
Daifuku Co. Ltd.	50,177	2,191,722
Daiichi Sankyo Co. Ltd.	248,942	4,039,965
Daito Trust Construction Co. Ltd.	32,901	739,335
Denso Corp.	219,264	2,617,271
Fujikura Ltd.	214,776	8,278,770
GMO Payment Gateway, Inc.(a)	5,234	262,638
Hitachi Ltd.	463,333	14,719,122
Hoya Corp.	40,192	7,498,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
IHI Corp.	102,439	$1,869,316
Japan Exchange Group, Inc.	124,591	1,482,674
JX Advanced Metals Corp.(a)	58,366	1,809,034
Kakaku.com, Inc.	22,453	374,810
Kinden Corp.	11,877	635,772
Kobe Bussan Co. Ltd.	17,324	302,990
Koei Tecmo Holdings Co. Ltd.	25,956	256,900
Lasertec Corp.	12,076	3,334,351
MonotaRO Co. Ltd.(a)	34,338	407,912
MS&AD Insurance Group Holdings, Inc.	136,602	3,509,234
Murata Manufacturing Co. Ltd.	169,044	5,600,852
Nissan Chemical Corp.	15,647	675,922
Nomura Research Institute Ltd.	47,756	1,287,689
NS Solutions Corp.(a)	12,244	283,396
OBIC Business Consultants Co. Ltd.(a)	6,030	236,780
Oracle Corp.	5,615	312,147
Otsuka Corp.	21,334	395,367
Recruit Holdings Co. Ltd.	224,647	10,396,803
Sankyo Co. Ltd.	30,284	357,918
Sanrio Co. Ltd.(a)	172,695	1,005,436
Santen Pharmaceutical Co. Ltd.	39,197	403,557
Sanwa Holdings Corp.	24,488	559,569
Seibu Holdings, Inc.	42,804	1,006,321
Sharp Corp.(a)(b)	64,890	232,287
SMC Corp.	6,172	3,032,126
TBS Holdings, Inc.	9,308	328,908
Tokio Marine Holdings, Inc.	273,535	12,515,029
Tokyo Electron Ltd.	53,563	15,768,987
Toyo Suisan Kaisha Ltd.	13,618	934,422
Trend Micro, Inc.	21,821	758,818
USS Co. Ltd.	48,058	518,550
Yamaha Corp.	49,610	353,703
Yokogawa Electric Corp.	25,692	893,681
ZOZO, Inc.	87,051	583,681
		149,391,679
Mexico-0.13%
Fresnillo PLC	21,227	936,008
Netherlands-6.83%
Adyen N.V.(b)(c)	3,944	4,448,358
ASML Holding N.V.	29,929	43,241,667
Universal Music Group N.V.(a)	140,552	2,945,535
		50,635,560
New Zealand-0.22%
Fisher & Paykel Healthcare Corp. Ltd.	74,237	1,594,412
Norway-0.62%
Gjensidige Forsikring ASA	25,050	700,815
Kongsberg Gruppen ASA	75,271	2,506,962
Protector Forsikring ASA	8,592	432,844
Vend Marketplaces ASA, Class B	21,264	583,523
Wallenius Wilhelmsen ASA	31,200	399,800
		4,623,944
Portugal-0.30%
Banco Comercial Portugues S.A., Class R	912,390	974,739
Galp Energia SGPS S.A.	54,327	1,270,058
		2,244,797
	Shares	Value
Singapore-0.46%
Singapore Exchange Ltd.	119,177	$2,036,577
Singapore Technologies Engineering Ltd.	162,754	1,378,443
		3,415,020
South Korea-9.48%
DB Insurance Co. Ltd.	4,506	512,754
Hanmi Pharm Co. Ltd.	1,124	351,944
Hanmi Semiconductor Co. Ltd.	6,388	1,618,397
HD Hyundai Electric Co. Ltd.	3,740	3,216,096
HD Hyundai Heavy Industries Co. Ltd.	4,475	2,083,990
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,071	1,587,870
Hyundai Rotem Co. Ltd.	8,524	1,559,852
LG CNS Co. Ltd.	7,541	335,046
LIG Defense&Aerospace Co. Ltd.	1,451	920,464
NC Corp.	2,397	442,558
Posco DX Co. Ltd.	17,573	416,120
Samsung C&T Corp.	8,380	1,712,072
Samsung E&A Co. Ltd.	21,337	772,762
Samyang Foods Co. Ltd.	520	472,123
SK Biopharmaceuticals Co. Ltd.(b)	3,575	244,112
SK hynix, Inc.	60,525	53,974,300
		70,220,460
Spain-1.95%
Aena S.M.E. S.A.(a)(c)	85,873	2,344,220
Amadeus IT Group S.A.	47,977	2,766,972
Endesa S.A.	35,501	1,591,360
Industria de Diseno Textil S.A.(a)	129,456	7,744,075
		14,446,627
Sweden-2.32%
Addtech AB, Class B	26,151	958,433
Alfa Laval AB(a)	30,149	1,810,589
Atlas Copco AB, Class A	240,651	4,615,173
Essity AB, Class B	67,945	1,799,912
Evolution AB(a)(c)	18,063	1,270,368
Sectra AB(a)	20,552	570,682
Tele2 AB, Class B	53,080	1,086,117
Telefonaktiebolaget LM Ericsson, Class B	426,226	5,073,925
		17,185,199
Switzerland-10.96%
ABB Ltd.	187,132	18,909,542
Chocoladefabriken Lindt & Spruengli AG, PC	176	2,156,921
EMS-Chemie Holding AG(a)	1,044	889,134
Geberit AG	5,423	3,661,373
Givaudan S.A.	882	3,142,449
Kuehne + Nagel International AG, Class R(a)	5,829	1,367,814
Logitech International S.A., Class R	21,378	2,108,387
Partners Group Holding AG(a)	3,880	4,214,572
Roche Holding AG(b)	70,451	28,683,086
Schindler Holding AG, PC	4,810	1,680,160
Sonova Holding AG, Class A	5,554	1,216,393
Straumann Holding AG(a)	11,636	1,261,711
Zurich Insurance Group AG	17,103	11,913,885
		81,205,427
United Kingdom-12.13%
3i Group PLC	126,908	4,407,416
Admiral Group PLC	54,979	2,522,565
Auto Trader Group PLC(c)	178,879	1,201,626
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Compass Group PLC	166,412	$4,702,307
GSK PLC	565,325	14,800,707
ICG PLC	29,218	719,357
Imperial Brands PLC	122,733	4,656,446
International Consolidated Airlines Group S.A.	329,393	1,664,132
Intertek Group PLC	20,459	1,316,091
Next PLC	18,149	3,198,620
Reckitt Benckiser Group PLC	67,367	4,280,487
RELX PLC	231,707	8,437,716
Rolls-Royce Holdings PLC	1,224,404	19,675,071
Sage Group PLC (The)	141,798	1,688,814
Unilever PLC	260,348	15,161,039
Wise PLC, Class A(b)	99,876	1,426,366
		89,858,760
United States-5.42%
Ferrovial N.V.	64,862	4,451,899
Novartis AG	200,180	29,558,055
Swiss Re AG(a)	38,091	6,130,539
		40,140,493
Total Common Stocks & Other Equity Interests (Cost $590,879,049)		736,401,250
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $795,977)	795,977	795,977
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $591,675,026)		737,197,227
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.02%
Invesco Private Government Fund, 3.63%(d)(e)(f)	6,917,501	$6,917,501
Invesco Private Prime Fund, 3.78%(d)(e)(f)	22,898,759	22,901,049
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,818,604)		29,818,550
TOTAL INVESTMENTS IN SECURITIES-103.53% (Cost $621,493,630)		767,015,777
OTHER ASSETS LESS LIABILITIES-(3.53)%		(26,180,202)
NET ASSETS-100.00%		$740,835,575

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $9,589,475, which represented 1.29% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,160	$10,795,204	$(10,008,387)	$-	$-	$795,977	$9,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,387,217	$49,386,139	$(46,855,855)	$-	$-	$6,917,501	$115,765 *
Invesco Private Prime Fund	11,437,653	103,209,129	(91,741,340)	64	(4,457)	22,901,049	323,964 *
Total	$15,834,030	$163,390,472	$(148,605,582)	$64	$(4,457)	$30,614,527	$449,604

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Statements of Assets and Liabilities
April 30, 2026
(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco Global Clean Energy ETF (PBD)
Assets:
Unaffiliated investments in securities, at value(a)	$2,730,715,853	$771,992,531	$200,082,808	$207,919,996
Affiliated investments in securities, at value	125,070,932	11,020,326	6,009,398	51,785,807
Cash	-	100,722	-	-
Due from broker	-	-	-	4,067
Foreign currencies, at value	66,275	371,422	44,662	33,351
Deposits with brokers:
Cash collateral-futures contracts	-	-	-	-
Cash segregated as collateral	-	86,010	-	-
Receivable for:
Dividends	845,732	1,889,849	471,558	290,310
Variation margin on futures contracts	-	-	-	-
Securities lending	110,844	12,745	6,093	114,848
Investments sold	-	1,983	-	-
Investments sold - affiliated broker	-	2,044,776	-	-
Fund shares sold	-	34,301	-	-
Expenses absorbed	-	-	-	-
Foreign tax reclaims	-	713,142	-	44,187
Other assets	-	-	-	-
Total assets	2,856,809,636	788,267,807	206,614,519	260,192,566
Liabilities:
Due to custodian	-	-	-	-
Due to foreign custodian	-	-	-	-
Due to broker	-	852	1,835	-
Payable for:
Investments purchased	34	1,715,220	-	11
Investments purchased - affiliated broker	-	360,072	-	-
Collateral upon return of securities loaned	122,116,506	10,599,542	5,849,027	51,706,907
Collateral upon receipt of securities in-kind	-	86,010	-	-
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	1,388,945	481,478	133,978	118,603
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses	-	-	-	-
Accrued tax expenses	-	-	-	-
Other payables	-	-	-	-
Total liabilities	123,505,485	13,243,174	5,984,840	51,825,521
Net Assets	$2,733,304,151	$775,024,633	$200,629,679	$208,367,045
Net assets consist of:
Shares of beneficial interest	$3,524,062,425	$741,259,847	$282,083,370	$438,437,490
Distributable earnings (loss)	(790,758,274)	33,764,786	(81,453,691)	(230,070,445)
Net Assets	$2,733,304,151	$775,024,633	$200,629,679	$208,367,045
Shares outstanding (unlimited amount authorized, $0.01 par value)	53,900,000	13,750,000	6,550,000	10,025,000
Net asset value	$50.71	$56.37	$30.63	$20.78
Market price	$51.03	$56.46	$30.87	$20.92
Unaffiliated investments in securities, at cost	$2,407,523,523	$608,042,650	$143,883,643	$149,695,183
Affiliated investments in securities, at cost	$125,070,932	$11,020,326	$6,009,398	$51,789,063
Foreign currencies, at cost	$66,272	$371,503	$43,941	$32,923
(a)Includes securities on loan with an aggregate value of:	$116,682,052	$10,201,968	$5,554,671	$50,913,591
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Climate 500 ETF (KLMT)	Invesco MSCI Global Timber ETF (CUT)	Invesco RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco RAFI Emerging Markets ETF (PXH)

$279,487,206	$525,810,539	$1,489,062,713	$30,379,517	$2,781,609,295	$387,108,350	$1,942,323,005
27,749,228	47,770,221	26,771,416	6,502,326	202,408,340	69,105,453	81,115,402
-	-	-	-	-	-	24,589
-	-	3,416	-	-	46,766	-
20,774	-	1,297,577	7,272	1,345,040	249,254	1,898,437

-	-	-	-	-	-	340,964
-	-	-	-	-	-	-

699,288	3,909,033	2,070,336	76,425	10,549,516	1,813,094	4,394,077
-	-	-	-	-	-	100,550
4,031	18,625	10,510	3,882	128,820	36,235	71,504
-	19,769,107	-	-	4,608	164,606	1,747
-	7,973,105	-	-	-	-	-
-	173	-	-	10,880,042	-	-
-	-	-	10,460	-	-	-
245,565	327,452	499,653	31,531	3,015,172	291,169	11,792
-	-	-	2,904	-	-	-
308,206,092	605,578,255	1,519,715,621	37,014,317	3,009,940,833	458,814,927	2,030,282,067

-	-	35,977	-	1,812,068	818,324	-
-	65,092	-	-	-	-	-
-	-	-	513	81,456	-	713

-	20,243,543	1,481	-	13,407,559	701	4,114,818
-	9,185,693	-	-	-	-	-
27,213,158	46,480,798	26,771,564	6,481,102	202,411,035	69,111,338	69,608,152
-	-	-	-	-	-	-
-	-	-	-	-	746	-
171,343	238,220	118,500	-	958,645	147,933	736,126
-	-	-	12,920	-	-	-
-	-	-	18,463	-	-	-
-	-	-	45,465	-	-	-
28,284	-	140	-	-	-	6,069,654
-	394	-	-	-	664	-
27,412,785	76,213,740	26,927,662	6,558,463	218,670,763	70,079,706	80,529,463
$280,793,307	$529,364,515	$1,492,787,959	$30,455,854	$2,791,270,070	$388,735,221	$1,949,752,604

$278,745,984	$498,772,522	$1,148,854,042	$55,896,979	$1,887,939,817	$365,898,083	$1,643,240,258
2,047,323	30,591,993	343,933,917	(25,441,125)	903,330,253	22,837,138	306,512,346
$280,793,307	$529,364,515	$1,492,787,959	$30,455,854	$2,791,270,070	$388,735,221	$1,949,752,604
6,100,000	9,050,000	45,350,001	1,100,000	37,700,000	8,400,000	68,450,000
$46.03	$58.49	$32.92	$27.69	$74.04	$46.28	$28.48
$46.01	$58.64	$33.01	$27.73	$74.17	$46.26	$28.67
$211,898,450	$489,705,576	$1,137,679,148	$35,175,682	$1,855,358,785	$312,630,122	$1,407,858,577
$27,750,445	$47,772,265	$26,771,564	$6,502,589	$202,411,035	$69,111,338	$81,116,257
$20,328	$(77,997)	$1,202,307	$7,194	$1,344,976	$244,877	$1,898,019
$27,133,261	$44,723,372	$25,850,924	$6,344,256	$193,672,942	$65,452,914	$66,279,389

69

Statements of Assets and Liabilities—(continued)
April 30, 2026
(Unaudited)

	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$1,032,783,301	$736,401,250
Affiliated investments in securities, at value	69,004,319	30,614,527
Cash	-	-
Due from broker	-	113
Foreign currencies, at value	778,046	105,598
Cash collateral-futures contracts	-	-
Cash segregated as collateral	-	-
Receivable for:
Dividends	3,282,925	1,980,575
Variation margin on futures contracts	-	-
Securities lending	14,226	11,920
Investments sold	824	-
Investments sold - affiliated broker	-	-
Fund shares sold	-	-
Expenses absorbed	-	-
Foreign tax reclaims	1,016,676	1,711,370
Other assets	1,416	-
Total assets	1,106,881,733	770,825,353
Liabilities:
Due to custodian	1,196,438	-
Due to foreign custodian	-	-
Due to broker	225	-
Payable for:
Investments purchased	44,334	-
Investments purchased - affiliated broker	-	-
Collateral upon return of securities loaned	69,004,573	29,818,604
Collateral upon receipt of securities in-kind	-	-
Fund shares repurchased	-	-
Accrued unitary management fees	-	171,174
Accrued advisory fees	438,642	-
Accrued trustees’ and officer’s fees	32,732	-
Accrued expenses	328,527	-
Accrued tax expenses	165	-
Other payables	-	-
Total liabilities	71,045,636	29,989,778
Net Assets	$1,035,836,097	$740,835,575
Net assets consist of:
Shares of beneficial interest	$787,242,839	$609,435,215
Distributable earnings	248,593,258	131,400,360
Net Assets	$1,035,836,097	$740,835,575
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,960,000	19,100,000
Net asset value	$64.90	$38.79
Market price	$64.99	$38.84
Unaffiliated investments in securities, at cost	$865,959,734	$590,879,049
Affiliated investments in securities, at cost	$69,004,573	$30,614,581
Foreign currencies, at cost	$777,869	$105,597
(a)Includes securities on loan with an aggregate value of:	$67,242,776	$28,552,705
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

71

Statements of Operations
For the six months ended April 30, 2026
(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)
Investment income:
Unaffiliated dividend income	$4,059,163	$7,943,579	$1,526,125	$628,034	$2,507,395
Affiliated dividend income	141,018	33,174	6,381	2,011	1,409
Non-cash dividend income	-	-	375,835	-	-
Securities lending income, net	588,214	37,347	43,787	639,037	19,277
Foreign withholding tax claims	-	-	-	-	-
Foreign withholding tax	(84,524)	(956,000)	(138,926)	(69,274)	(154,750)
Total investment income	4,703,871	7,058,100	1,813,202	1,199,808	2,373,331
Expenses:
Unitary management fees	9,261,314	2,376,938	627,254	626,448	1,038,715
Advisory fees	-	-	-	-	-
Sub-licensing fees	-	-	-	-	-
Accounting & administration fees	-	-	-	-	-
Professional fees	-	-	-	-	-
Custodian & transfer agent fees	-	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-	-
Tax expenses	-	-	-	-	-
Other expenses	-	-	-	-	-
Total expenses	9,261,314	2,376,938	627,254	626,448	1,038,715
Less: Waivers	(2,643)	(910)	(175)	(52)	(37)
Net expenses	9,258,671	2,376,028	627,079	626,396	1,038,678
Net investment income (loss)	(4,554,800)	4,682,072	1,186,123	573,412	1,334,653
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(113,506,338)	13,911,476	410,495	(1,117,330)	2,687,512
Affiliated investment securities	(20,094)	(2,447)	(556)	(3,024)	(2,916)
In-kind redemptions	12,691,835	2,528,015	430,295	1,129,004	3,366,240
Short Sales	-	-	3,720	-	-
Foreign currencies	(178,401)	(695,729)	(30,061)	(17,802)	80,682
Futures contracts	-	-	-	-	-
Net realized gain (loss)	(101,012,998)	15,741,315	813,893	(9,152)	6,131,518
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(146,657,913)	77,275,064	36,963,588	45,728,808	538,001 (b)
Affiliated investment securities	733	-	-	(3,065)	(1,181)
Foreign currencies	(22)	19,874	4,094	6,449	10,917
Futures contracts	-	-	-	-	-
Change in net unrealized appreciation (depreciation)	(146,657,202)	77,294,938	36,967,682	45,732,192	547,737
Net realized and unrealized gain (loss)	(247,670,200)	93,036,253	37,781,575	45,723,040	6,679,255
Net increase (decrease) in net assets resulting from operations	$(252,225,000)	$97,718,325	$38,967,698	$46,296,452	$8,013,908

(a)	Net of foreign taxes of $(577,992).
(b)	Net of foreign taxes of $(28,284).
(c)	Net of foreign taxes of $1,682.
(d)	Net of foreign taxes of $1,938,081.
(e)	Net of foreign taxes of $12.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Climate 500 ETF (KLMT)	Invesco MSCI Global Timber ETF (CUT)	Invesco RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco RAFI Emerging Markets ETF (PXH)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$9,284,747	$12,437,576	$614,675	$40,578,516	$5,773,310	$32,093,791	$11,428,028	$9,190,904
11,249	9,315	1,072	22,522	3,043	231,077	12,396	9,875
-	-	-	-	-	-	-	525,133
82,754	48,021	25,715	559,798	195,304	348,822	101,765	41,409
-	-	-	464,773	-	-	-	102,750
(790,140)	(688,214)	(28,660)	(3,990,503)	(601,079)	(2,192,277)	(353,541)	(1,002,324)
8,588,610	11,806,698	612,802	37,635,106	5,370,578	30,481,413	11,188,648	8,867,747

1,325,261	703,049	-	5,216,921	870,295	4,263,385	-	891,459
-	-	91,538	-	-	-	2,543,946	-
-	-	49,589	-	-	-	214,531	-
-	-	7,441	-	-	-	35,753	-
-	-	20,611	-	-	-	23,713	-
-	-	11,694	-	-	-	52,673	-
-	-	5,284	-	-	-	8,169	-
-	-	-	-	-	91,529	-	-
-	-	21,060	-	-	-	34,451	-
1,325,261	703,049	207,217	5,216,921	870,295	4,354,914	2,913,236	891,459
(300)	(253)	(56,966)	(612)	(82)	(6,245)	(336)	(270)
1,324,961	702,796	150,251	5,216,309	870,213	4,348,669	2,912,900	891,189
7,263,649	11,103,902	462,551	32,418,797	4,500,365	26,132,744	8,275,748	7,976,558

43,369,741	2,498,028	(837,797)	74,275,208	14,678,951	39,815,311 (a)	25,568,969	6,055,061
(9,345)	(3,156)	(1,334)	(30,655)	(5,243)	(8,777)	(8,408)	(4,457)
4,397,657	-	1,069,769	-	5,945,255	1,625,765	62,373,609	-
-	-	-	-	-	-	-	-
2,311	13,635	323	(402,613)	(72,356)	(25,005)	(590,914)	14,596
-	-	-	-	-	453,452	-	-
47,760,364	2,508,507	230,961	73,841,940	20,546,607	41,860,746	87,343,256	6,065,200

3,991,349	91,156,447 (c)	(132,727)	343,324,574	25,063,043	142,920,806 (d)	(59,823,024)(e)	67,704,461
(1,919)	(39)	(119)	(1,115)	(5,926)	(687)	56	64
67,083	89,127	4,915	351,882	58,705	58,794	82,829	70,588
-	-	-	-	-	345,524	-	-
4,056,513	91,245,535	(127,931)	343,675,341	25,115,822	143,324,437	(59,740,139)	67,775,113
51,816,877	93,754,042	103,030	417,517,281	45,662,429	185,185,183	27,603,117	73,840,313
$59,080,526	$104,857,944	$565,581	$449,936,078	$50,162,794	$211,317,927	$35,878,865	$81,816,871

73

Statements of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco China Technology ETF (CQQQ)		Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(4,554,800)	$147,254	$4,682,072	$3,836,277
Net realized gain (loss)	(101,012,998)	(73,791,145)	15,741,315	14,723,517
Change in net unrealized appreciation (depreciation)	(146,657,202)	389,316,786	77,294,938	64,316,739
Net increase (decrease) in net assets resulting from operations	(252,225,000)	315,672,895	97,718,325	82,876,533
Distributions to Shareholders from:
Distributable earnings	(62,164,032)	(1,873,992)	(4,228,303)	(5,228,708)
Shareholder Transactions:
Proceeds from shares sold	216,597,966	2,224,383,629	210,303,397	271,224,327
Value of shares repurchased	(256,049,621)	(218,383,182)	(10,024,784)	(3,826,996)
Transaction fees	-	-	-	-
Net increase (decrease) in net assets resulting from share transactions	(39,451,655)	2,006,000,447	200,278,613	267,397,331
Net increase (decrease) in net assets	(353,840,687)	2,319,799,350	293,768,635	345,045,156
Net assets:
Beginning of period	3,087,144,838	767,345,488	481,255,998	136,210,842
End of period	$2,733,304,151	$3,087,144,838	$775,024,633	$481,255,998
Changes in Shares Outstanding:
Shares sold	3,850,000	41,700,000	4,000,000	6,350,000
Shares repurchased	(5,100,000)	(5,100,000)	(200,000)	(100,000)
Shares outstanding, beginning of period	55,150,000	18,550,000	9,950,000	3,700,000
Shares outstanding, end of period	53,900,000	55,150,000	13,750,000	9,950,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)		Invesco Global Clean Energy ETF (PBD)		Invesco Global Water ETF (PIO)		Invesco International BuyBack AchieversTM ETF (IPKW)
Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025

$1,186,123	$1,607,938	$573,412	$2,274,921	$1,334,653	$2,835,632	$7,263,649	$6,317,070
813,893	7,472,212	(9,152)	(28,936,336)	6,131,518	8,054,088	47,760,364	13,228,138
36,967,682	9,493,537	45,732,192	48,617,711	547,737	18,525,385	4,056,513	30,113,137
38,967,698	18,573,687	46,296,452	21,956,296	8,013,908	29,415,105	59,080,526	49,658,345

(1,356,918)	(1,650,677)	(1,119,102)	(2,362,772)	(512,476)	(2,903,447)	(11,345,274)	(7,366,612)

48,766,936	10,326,490	73,664,033	1,819,645	6,675,570	2,116,814	108,508,668	310,021,884
(5,010,398)	(31,410,974)	(4,527,388)	(24,633,528)	(9,407,512)	(22,286,159)	(28,011,756)	(42,280,977)
-	154,493	-	-	-	-	-	-
43,756,538	(20,929,991)	69,136,645	(22,813,883)	(2,731,942)	(20,169,345)	80,496,912	267,740,907
81,367,318	(4,006,981)	114,313,995	(3,220,359)	4,769,490	6,342,313	128,232,164	310,032,640

119,262,361	123,269,342	94,053,050	97,273,409	276,023,817	269,681,504	401,132,351	91,099,711
$200,629,679	$119,262,361	$208,367,045	$94,053,050	$280,793,307	$276,023,817	$529,364,515	$401,132,351

1,800,000	500,000	4,650,000	150,000	150,000	50,000	1,900,000	6,450,000
(200,000)	(1,700,000)	(250,000)	(2,100,000)	(200,000)	(550,000)	(500,000)	(1,000,000)
4,950,000	6,150,000	5,625,000	7,575,000	6,150,000	6,650,000	7,650,000	2,200,000
6,550,000	4,950,000	10,025,000	5,625,000	6,100,000	6,150,000	9,050,000	7,650,000

75

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco MSCI Global Climate 500 ETF (KLMT)		Invesco MSCI Global Timber ETF (CUT)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$11,103,902	$23,274,734	$462,551	$873,110
Net realized gain	2,508,507	41,289,139	230,961	300,789
Change in net unrealized appreciation (depreciation)	91,245,535	209,355,587	(127,931)	(9,281,079)
Net increase (decrease) in net assets resulting from operations	104,857,944	273,919,460	565,581	(8,107,180)
Distributions to Shareholders from:
Distributable earnings	(15,015,839)	(26,959,571)	(930,189)	(1,546,928)
Shareholder Transactions:
Proceeds from shares sold	-	40,990,670	1,008	-
Value of shares repurchased	-	(564,622,933)	(9,986,007)	(4,611,013)
Net increase (decrease) in net assets resulting from share transactions	-	(523,632,263)	(9,984,999)	(4,611,013)
Net increase (decrease) in net assets	89,842,105	(276,672,374)	(10,349,607)	(14,265,121)
Net assets:
Beginning of period	1,402,945,854	1,679,618,228	40,805,461	55,070,582
End of period	$1,492,787,959	$1,402,945,854	$30,455,854	$40,805,461
Changes in Shares Outstanding:
Shares sold	-	1,500,000	-	-
Shares repurchased	-	(21,100,000)	(350,000)	(150,000)
Shares outstanding, beginning of period	45,350,001	64,950,001	1,450,000	1,600,000
Shares outstanding, end of period	45,350,001	45,350,001	1,100,000	1,450,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)		Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)		Invesco RAFI Emerging Markets ETF (PXH)		Invesco S&P Global Water Index ETF (CGW)
Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025

$32,418,797	$60,920,762	$4,500,365	$10,080,993	$26,132,744	$51,447,160	$8,275,748	$15,221,962
73,841,940	145,602,113	20,546,607	33,134,908	41,860,746	62,345,121	87,343,256	19,933,196
343,675,341	326,553,593	25,115,822	51,338,276	143,324,437	223,062,627	(59,740,139)	75,528,470
449,936,078	533,076,468	50,162,794	94,554,177	211,317,927	336,854,908	35,878,865	110,683,628

(45,135,888)	(67,898,564)	(6,707,421)	(13,018,557)	(31,915,586)	(53,573,668)	(15,496,827)	(20,113,638)

221,543,202	146,799,401	4,506,923	10,727,900	104,701,169	175,474,447	183,787,963	13,818,430
-	(144,260,339)	(23,603,510)	(128,628,052)	(28,205,409)	-	(152,834,585)	(79,696,176)
221,543,202	2,539,062	(19,096,587)	(117,900,152)	76,495,760	175,474,447	30,953,378	(65,877,746)
626,343,392	467,716,966	24,358,786	(36,364,532)	255,898,101	458,755,687	51,335,416	24,692,244

2,164,926,678	1,697,209,712	364,376,435	400,740,967	1,693,854,503	1,235,098,816	984,500,681	959,808,437
$2,791,270,070	$2,164,926,678	$388,735,221	$364,376,435	$1,949,752,604	$1,693,854,503	$1,035,836,097	$984,500,681

3,100,000	3,000,000	100,000	300,000	3,900,000	7,650,000	2,800,000	240,000
-	(2,600,000)	(550,000)	(3,650,000)	(1,050,000)	-	(2,320,000)	(1,360,000)
34,600,000	34,200,000	8,850,000	12,200,000	65,600,000	57,950,000	15,480,000	16,600,000
37,700,000	34,600,000	8,400,000	8,850,000	68,450,000	65,600,000	15,960,000	15,480,000

77

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco S&P International Developed Quality ETF (IDHQ)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$7,976,558	$9,395,883
Net realized gain	6,065,200	18,720,164
Change in net unrealized appreciation	67,775,113	46,623,437
Net increase in net assets resulting from operations	81,816,871	74,739,484
Distributions to Shareholders from:
Distributable earnings	(7,613,003)	(10,784,898)
Shareholder Transactions:
Proceeds from shares sold	135,301,547	129,849,826
Value of shares repurchased	(96,909)	(44,631,498)
Net increase in net assets resulting from share transactions	135,204,638	85,218,328
Net increase in net assets	209,408,506	149,172,914
Net assets:
Beginning of period	531,427,069	382,254,155
End of period	$740,835,575	$531,427,069
Changes in Shares Outstanding:
Shares sold	3,700,000	4,150,000
Shares repurchased	-	(1,550,000)
Shares outstanding, beginning of period	15,400,000	12,800,000
Shares outstanding, end of period	19,100,000	15,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights
Invesco China Technology ETF (CQQQ)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$55.98	$41.37	$34.69	$32.16	$68.90	$73.98
Net investment income (loss)(a)	(0.08)	0.01	0.03	(0.09)	(0.07)	(0.15)
Net realized and unrealized gain (loss) on investments	(4.06)	14.71	6.83	2.62	(36.71)	(4.54)
Total from investment operations	(4.14)	14.72	6.86	2.53	(36.78)	(4.69)
Distributions to shareholders from:
Net investment income	(1.13)	(0.11)	(0.20)	(0.03)	-	(0.39)
Transaction fees(a)	-	-	0.02	0.03	0.04	-
Net asset value at end of period	$50.71	$55.98	$41.37	$34.69	$32.16	$68.90
Market price at end of period(b)	$51.03	$56.07	$41.32	$34.67	$31.96	$68.25
Net Asset Value Total Return(c)	(7.44)%	35.68%	19.91%	7.95%	(53.32)%	(6.41)%
Market Price Total Return(c)	(7.01)%	36.07%	19.84%	8.56%	(53.17)%	(7.75)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,733,304	$3,087,145	$767,345	$685,051	$702,610	$1,519,338
Ratio to average net assets of:
Expenses	0.65%(d)	0.65%	0.66%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.32)%(d)	0.01%	0.08%	(0.21)%	(0.14)%	(0.19)%
Portfolio turnover rate(e)	18%	37%	43%	58%	58%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights—(continued)
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$48.37	$36.81	$27.48	$26.03	$39.99	$29.82
Net investment income(a)	0.40	0.58	0.33	0.54	0.40	0.22 (b)
Net realized and unrealized gain (loss) on investments	7.95	11.83	9.44	1.42	(13.59)	10.12
Total from investment operations	8.35	12.41	9.77	1.96	(13.19)	10.34
Distributions to shareholders from:
Net investment income	(0.35)	(0.85)	(0.44)	(0.51)	(0.77)	(0.17)
Net asset value at end of period	$56.37	$48.37	$36.81	$27.48	$26.03	$39.99
Market price at end of period(c)	$56.46	$48.31	$36.89	$27.65	$26.00	$40.09
Net Asset Value Total Return(d)	17.38%	34.17%	35.67%	7.40%	(33.25)%	34.70%
Market Price Total Return(d)	17.72%	33.70%	35.14%	8.18%	(33.49)%	35.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$775,025	$481,256	$136,211	$108,533	$101,514	$251,951
Ratio to average net assets of:
Expenses	0.80%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.58%(e)	1.35%	0.96%	1.83%	1.22%	0.59%(b)
Portfolio turnover rate(f)	89%	122%	114%	144%	152%	161%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes income received from foreign withholding tax claims. Net investment income per share and the ratio of net investment income to average net assets excluding the foreign withholding tax claims are $0.16 and 0.44%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights—(continued)
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.09	$20.04	$17.49	$15.90	$24.99	$19.56
Net investment income(a)	0.22	0.31	0.45	0.51	0.57 (b)	0.19
Net realized and unrealized gain (loss) on investments	6.59	4.04	2.56	1.56	(8.97)	5.52
Total from investment operations	6.81	4.35	3.01	2.07	(8.40)	5.71
Distributions to shareholders from:
Net investment income	(0.27)	(0.33)	(0.47)	(0.50)	(0.71)	(0.30)
Transaction fees(a)	-	0.03	0.01	0.02	0.02	0.02
Net asset value at end of period	$30.63	$24.09	$20.04	$17.49	$15.90	$24.99
Market price at end of period(c)	$30.87	$24.34	$20.02	$17.46	$15.85	$24.81
Net Asset Value Total Return(d)	28.54%	22.14%	17.19%	12.98%	(34.05)%	29.35%
Market Price Total Return(d)	28.22%	23.51%	17.28%	13.16%	(33.79)%	28.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$200,630	$119,262	$123,269	$118,030	$125,593	$214,944
Ratio to average net assets of:
Expenses	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.70%(e)	1.53%	2.20%	2.76%	2.66%(b)	0.79%
Portfolio turnover rate(f)	80%	204%	175%	150%	169%	198%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.48 and 2.24%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights—(continued)
Invesco Global Clean Energy ETF (PBD)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$16.72	$12.84	$13.40	$18.97	$31.28	$22.89
Net investment income(a)	0.06	0.36 (b)	0.21	0.29	0.25	0.16
Net realized and unrealized gain (loss) on investments	4.11	3.91	(0.41)	(5.30)	(12.25)	8.37
Total from investment operations	4.17	4.27	(0.20)	(5.01)	(12.00)	8.53
Distributions to shareholders from:
Net investment income	(0.11)	(0.39)	(0.36)	(0.56)	(0.31)	(0.14)
Transaction fees(a)	-	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$20.78	$16.72	$12.84	$13.40	$18.97	$31.28
Market price at end of period(d)	$20.92	$16.66	$12.82	$13.41	$18.89	$31.31
Net Asset Value Total Return(e)	25.11%	34.31%	(1.80)%	(27.24)%	(38.52)%	37.31%
Market Price Total Return(e)	26.40%	34.05%	(2.03)%	(26.86)%	(38.83)%	37.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$208,367	$94,053	$97,273	$131,693	$216,728	$399,619
Ratio to average net assets of:
Expenses	0.75%(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.69%(f)	2.90%(b)	1.49%	1.56%	1.09%	0.52%
Portfolio turnover rate(g)	25%	49%	52%	64%	67%	74%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.17 and 1.37%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights—(continued)
Invesco Global Water ETF (PIO)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$44.88	$40.55	$31.92	$30.81	$41.68	$31.17
Net investment income(a)	0.22	0.45	0.28	0.31	0.32	0.58 (b)
Net realized and unrealized gain (loss) on investments	1.01	4.35	8.69	1.12	(10.75)	10.35
Total from investment operations	1.23	4.80	8.97	1.43	(10.43)	10.93
Distributions to shareholders from:
Net investment income	(0.08)	(0.47)	(0.34)	(0.32)	(0.44)	(0.42)
Transaction fees(a)	-	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$46.03	$44.88	$40.55	$31.92	$30.81	$41.68
Market price at end of period(d)	$46.01	$44.78	$40.49	$31.94	$30.89	$41.72
Net Asset Value Total Return(e)	2.76%	11.90%	28.10%	4.57%	(25.14)%	35.17%
Market Price Total Return(e)	2.94%	11.81%	27.84%	4.37%	(25.02)%	35.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$280,793	$276,024	$269,682	$234,605	$257,285	$323,028
Ratio to average net assets of:
Expenses	0.75%(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.96%(f)	1.07%	0.69%	0.89%	0.91%	1.52%(b)
Portfolio turnover rate(g)	24%	45%	48%	40%	35%	31%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.35 and 0.92%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights—(continued)
Invesco International BuyBack AchieversTM ETF (IPKW)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$52.44	$41.41	$33.34	$30.49	$43.74	$31.35
Net investment income(a)	0.84	1.46	1.23	0.98	1.12	2.55 (b)
Net realized and unrealized gain (loss) on investments	6.51	11.32	8.12	2.79	(10.90)	10.57
Total from investment operations	7.35	12.78	9.35	3.77	(9.78)	13.12
Distributions to shareholders from:
Net investment income	(1.30)	(1.75)	(1.28)	(0.92)	(3.47)	(0.73)
Transaction fees(a)	-	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$58.49	$52.44	$41.41	$33.34	$30.49	$43.74
Market price at end of period(d)	$58.64	$52.57	$41.55	$33.48	$30.48	$43.78
Net Asset Value Total Return(e)	14.19%	31.64%	28.26%	12.35%	(23.55)%	41.90%
Market Price Total Return(e)	14.19%	31.50%	28.16%	12.85%	(23.65)%	41.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$529,365	$401,132	$91,100	$78,347	$80,785	$124,660
Ratio to average net assets of:
Expenses	0.55%(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.01%(f)	3.06%	3.13%	2.85%	3.08%	5.98%(b)
Portfolio turnover rate(g)	67%	108%	93%	97%	101%	113%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 1.47%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights—(continued)
Invesco MSCI Global Climate 500 ETF (KLMT)
	Six Months Ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	For the Period June 24, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$30.94	$25.86	$25.00
Net investment income(b)	0.24	0.46	0.15
Net realized and unrealized gain on investments	2.07	5.15	0.79
Total from investment operations	2.31	5.61	0.94
Distributions to shareholders from:
Net investment income	(0.33)	(0.53)	(0.08)
Net asset value at end of period	$32.92	$30.94	$25.86
Market price at end of period(c)	$33.01	$30.99	$25.93
Net Asset Value Total Return(d)	7.55%	21.99%	3.77%(e)
Market Price Total Return(d)	7.67%	21.84%	4.05%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,492,788	$1,402,946	$1,679,618
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%	0.10%(f)
Net investment income	1.58%(f)	1.68%	1.64%(f)
Portfolio turnover rate(g)	8%	16%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 26, 2024, the first day of trading on the exchange) to October 31, 2024 was 3.81%. The market price total return from Fund Inception to October 31, 2024 was 3.88%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights—(continued)
Invesco MSCI Global Timber ETF (CUT)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$28.14	$34.42	$28.97	$29.59	$36.09	$27.82
Net investment income(a)	0.37	0.57	0.85	0.75	0.68	0.55
Net realized and unrealized gain (loss) on investments	(0.10)(b)	(5.88)	5.38	(0.59)	(6.60)	8.27
Total from investment operations	0.27	(5.31)	6.23	0.16	(5.92)	8.82
Distributions to shareholders from:
Net investment income	(0.72)	(0.97)	(0.78)	(0.78)	(0.58)	(0.55)
Transaction fees(a)	-	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$27.69	$28.14	$34.42	$28.97	$29.59	$36.09
Market price at end of period(d)	$27.73	$28.09	$34.46	$29.03	$29.53	$36.09
Net Asset Value Total Return(e)	0.86%	(15.75)%	21.75%	0.44%	(16.65)%	31.90%
Market Price Total Return(e)	1.18%	(15.99)%	21.64%	0.85%	(16.82)%	31.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,456	$40,805	$55,071	$52,137	$60,656	$92,035
Ratio to average net assets of:
Expenses, after Waivers	0.82%(f)	0.76%	0.73%	0.67%	0.61%	0.60%
Expenses, prior to Waivers	1.13%(f)	0.99%	1.01%	0.82%	0.69%	0.68%
Net investment income	2.53%(f)	1.81%	2.58%	2.48%	1.99%	1.51%
Portfolio turnover rate(g)	9%	26%	32%	10%	15%	14%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights—(continued)
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$62.57	$49.63	$41.82	$37.62	$48.20	$34.17
Net investment income(a)	0.91	1.73	1.55	1.54	1.40	1.42
Net realized and unrealized gain (loss) on investments	11.82	13.15	7.95	4.15	(9.83)	13.72
Total from investment operations	12.73	14.88	9.50	5.69	(8.43)	15.14
Distributions to shareholders from:
Net investment income	(1.26)	(1.94)	(1.69)	(1.49)	(2.15)	(1.11)
Transaction fees(a)	-	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$74.04	$62.57	$49.63	$41.82	$37.62	$48.20
Market price at end of period(c)	$74.17	$62.43	$49.65	$42.17	$37.71	$48.22
Net Asset Value Total Return(d)	20.60%	30.61%	22.84%	15.00%	(17.95)%	44.49%
Market Price Total Return(d)	21.08%	30.26%	21.87%	15.68%	(17.81)%	44.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,791,270	$2,164,927	$1,697,210	$1,478,477	$1,130,538	$1,200,189
Ratio to average net assets of:
Expenses	0.43%(e)	0.44%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.67%(e)	3.18%	3.18%	3.52%	3.24%	3.09%
Portfolio turnover rate(f)	10%	20%	12%	12%	16%	17%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights—(continued)
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$41.17	$32.85	$28.22	$26.66	$38.13	$28.93
Net investment income(a)	0.53	0.96	0.88	0.79	0.81	0.65
Net realized and unrealized gain (loss) on investments	5.37	8.61	4.74	1.63	(11.23)	9.25
Total from investment operations	5.90	9.57	5.62	2.42	(10.42)	9.90
Distributions to shareholders from:
Net investment income	(0.79)	(1.25)	(0.99)	(0.86)	(1.06)	(0.70)
Transaction fees(a)	-	-	0.00 (b)	0.00 (b)	0.01	0.00 (b)
Net asset value at end of period	$46.28	$41.17	$32.85	$28.22	$26.66	$38.13
Market price at end of period(c)	$46.26	$41.07	$32.91	$28.42	$26.68	$38.41
Net Asset Value Total Return(d)	14.53%	29.76%	19.97%	8.88%	(27.72)%	34.34%
Market Price Total Return(d)	14.75%	29.20%	19.34%	9.58%	(28.21)%	35.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$388,735	$364,376	$400,741	$475,466	$489,162	$434,660
Ratio to average net assets of:
Expenses	0.47%(e)	0.48%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.43%(e)	2.69%	2.69%	2.58%	2.55%	1.77%
Portfolio turnover rate(f)	16%	33%	30%	31%	32%	31%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights—(continued)
Invesco RAFI Emerging Markets ETF (PXH)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$25.82	$21.31	$17.26	$15.84	$22.43	$17.51
Net investment income(a)	0.38	0.85	0.82	0.84	1.06 (b)	0.92
Net realized and unrealized gain (loss) on investments	2.75	4.53	4.11	1.45	(6.37)	4.63
Total from investment operations	3.13	5.38	4.93	2.29	(5.31)	5.55
Distributions to shareholders from:
Net investment income	(0.47)	(0.87)	(0.88)	(0.87)	(1.29)	(0.64)
Transaction fees(a)	-	-	0.00 (c)	0.00 (c)	0.01	0.01
Net asset value at end of period	$28.48	$25.82	$21.31	$17.26	$15.84	$22.43
Market price at end of period(d)	$28.67	$25.91	$21.35	$17.25	$15.85	$22.34
Net Asset Value Total Return(e)	12.33%	25.76%	28.95%	14.21%	(24.47)%	31.79%
Market Price Total Return(e)	12.68%	25.95%	29.27%	14.09%	(24.14)%	31.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,949,753	$1,693,855	$1,235,099	$1,094,569	$1,206,241	$1,360,503
Ratio to average net assets of:
Expenses	0.48%(f)	0.48%	0.49%	0.49%	0.49%	0.49%(g)
Net investment income	2.88%(f)	3.74%	4.11%	4.57%	5.39%(b)	4.11%
Portfolio turnover rate(h)	12%	27%	21%	21%	36%	34%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 3.19%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)
Invesco S&P Global Water Index ETF (CGW)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$63.60	$57.82	$45.36	$45.65	$58.91	$41.43
Net investment income(a)	0.52	0.95	0.69	0.75	0.61	1.08 (b)
Net realized and unrealized gain (loss) on investments	1.78	6.06	12.59	(0.36)(c)	(12.91)	17.06
Total from investment operations	2.30	7.01	13.28	0.39	(12.30)	18.14
Distributions to shareholders from:
Net investment income	(1.00)	(0.70)	(0.82)	(0.68)	(0.96)	(0.66)
Net realized gains	-	(0.53)	-	-	-	-
Total distributions	(1.00)	(1.23)	(0.82)	(0.68)	(0.96)	(0.66)
Transaction fees(a)	-	-	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
Net asset value at end of period	$64.90	$63.60	$57.82	$45.36	$45.65	$58.91
Market price at end of period(e)	$64.99	$63.73	$57.83	$45.37	$45.66	$59.04
Net Asset Value Total Return(f)	3.65%	12.48%	29.49%	0.81%	(21.21)%	44.25%
Market Price Total Return(f)	3.58%	12.69%	29.48%	0.81%	(21.37)%	44.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,035,836	$984,501	$959,808	$840,083	$932,994	$1,199,341
Ratio to average net assets of:
Expenses	0.57%(g)	0.58%	0.59%	0.56%	0.57%	0.57%
Net investment income	1.63%(g)	1.60%	1.25%	1.53%	1.20%	2.08%(b)
Portfolio turnover rate(h)	50%	19%	42%	36%	35%	15%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.62 and 1.18%, respectively.

(c)
Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights—(continued)
Invesco S&P International Developed Quality ETF (IDHQ)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$34.51	$29.86	$25.16	$22.23	$31.38	$25.01
Net investment income(a)	0.47	0.70	0.61	0.69	0.76	0.63
Net realized and unrealized gain (loss) on investments	4.25	4.76	4.72	2.91	(9.05)	6.39
Total from investment operations	4.72	5.46	5.33	3.60	(8.29)	7.02
Distributions to shareholders from:
Net investment income	(0.44)	(0.81)	(0.63)	(0.67)	(0.86)	(0.65)
Transaction fees(a)	-	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$38.79	$34.51	$29.86	$25.16	$22.23	$31.38
Market price at end of period(c)	$38.84	$34.50	$29.89	$25.35	$22.23	$31.53
Net Asset Value Total Return(d)	13.83%	18.60%	21.17%	16.13%	(26.69)%	28.19%
Market Price Total Return(d)	14.00%	18.44%	20.38%	17.00%	(27.04)%	28.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$740,836	$531,427	$382,254	$176,119	$92,266	$114,522
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.59%(e)	2.22%	2.05%	2.64%	2.85%	2.09%
Portfolio turnover rate(f)	25%	41%	43%	50%	62%	61%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
April 30, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco China Technology ETF (CQQQ)	"China Technology ETF"
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	"Dorsey Wright Developed Markets Momentum ETF"
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	"Dorsey Wright Emerging Markets Momentum ETF"
Invesco Global Clean Energy ETF (PBD)	"Global Clean Energy ETF"
Invesco Global Water ETF (PIO)	"Global Water ETF"
Invesco International BuyBack AchieversTM ETF (IPKW)	"International BuyBack AchieversTM ETF"
Invesco MSCI Global Climate 500 ETF (KLMT)	"MSCI Global Climate 500 ETF"
Invesco MSCI Global Timber ETF (CUT)	"MSCI Global Timber ETF"
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)	"RAFI Developed Markets ex-U.S. ETF"
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	"RAFI Developed Markets ex-U.S. Small-Mid ETF"
Invesco RAFI Emerging Markets ETF (PXH)	"RAFI Emerging Markets ETF"
Invesco S&P Global Water Index ETF (CGW)	"S&P Global Water Index ETF"
Invesco S&P International Developed Quality ETF (IDHQ)	"S&P International Developed Quality ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
China Technology ETF	NYSE Arca, Inc.
Dorsey Wright Developed Markets Momentum ETF	The Nasdaq Stock Market LLC
Dorsey Wright Emerging Markets Momentum ETF	The Nasdaq Stock Market LLC
Global Clean Energy ETF	NYSE Arca, Inc.
Global Water ETF	The Nasdaq Stock Market LLC
International BuyBack AchieversTM ETF	The Nasdaq Stock Market LLC
MSCI Global Climate 500 ETF	NYSE Arca, Inc.
MSCI Global Timber ETF	NYSE Arca, Inc.
RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
RAFI Emerging Markets ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
China Technology ETF	FTSE China Incl A 25% Technology Capped Index
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright Developed Markets Tech LeadersTM Index
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright Emerging Markets Tech LeadersTM Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global WaterTM Index
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Climate 500 ETF	MSCI ACWI Select Climate 500 Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
RAFI Developed Markets ex-U.S. ETF	RAFITM Fundamental Select Developed ex US 1000 Index
RAFI Developed Markets ex-U.S. Small-Mid ETF	RAFITM Fundamental Select Developed ex-US 1500 Index
RAFI Emerging Markets ETF	RAFITM Fundamental Select Emerging 350 Index
S&P Global Water Index ETF	S&P Global Water Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on

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a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing

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agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the

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borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, each Fund (except for Dorsey Wright Developed Markets Momentum ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
China Technology ETF	$169
Dorsey Wright Emerging Markets Momentum ETF	3
Global Clean Energy ETF	12,139
Global Water ETF	15
International BuyBack AchieversTM ETF	43
MSCI Global Climate 500 ETF	200
MSCI Global Timber ETF	712
RAFI Developed Markets ex-U.S. ETF	2,584
RAFI Developed Markets ex-U.S. Small-Mid ETF	1,078
RAFI Emerging Markets ETF	503
S&P Global Water Index ETF	1,265
S&P International Developed Quality ETF	28

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the

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investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities, provide exposure to markets and indexes, and manage exposure to equity and market price movements and/or currency risks.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
N.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for audits of, investigations into and/or litigation against Chinese

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companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; complex geopolitical tensions; military conflicts and the risk of war, either internal or with other countries; assertions of human rights violations by certain nations; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country or region within Greater China may impact the other countries or regions or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the Public Company Accounting Oversight Board (“PCAOB”) has historically had difficulties in inspecting audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies. These difficulties may impose significant additional risks concerning the reliability of the audits and of the information about the Chinese securities or the potential delisting of a U.S.-listed Chinese issuer due to an inability to inspect the issuer’s accounting firm.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, certain Funds may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that

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company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which a Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries or regions may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.

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Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Climate 500 ETF, MSCI Global Timber ETF and S&P Global Water Index ETF are non-diversified, and, to the extent certain Funds become non-diversified, all such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Thematic Investing Risk. Certain Funds rely on the index provider for their respective Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. A Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that an index provider evaluates ESG factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact a Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in an Underlying Index. There is no guarantee that an Underlying Index will reflect complete exposure to any particular environmental theme.

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NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund listed below to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
China Technology ETF	0.65%
Dorsey Wright Developed Markets Momentum ETF	0.80%
Dorsey Wright Emerging Markets Momentum ETF	0.90%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
MSCI Global Climate 500 ETF	0.10%
RAFI Developed Markets ex-U.S. ETF	0.43%
RAFI Developed Markets ex-U.S. Small-Mid ETF	0.47%
RAFI Emerging Markets ETF	0.47%
S&P International Developed Quality ETF	0.29%
Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:
Management Fees (as a % of average daily net assets)
MSCI Global Timber ETF	0.50%
S&P Global Water Index ETF	0.50%
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each of MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2028. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2028. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for S&P Global Water Index ETF.
Expense Cap
MSCI Global Timber ETF	0.55%
S&P Global Water Index ETF	0.63%
Further, through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

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For the six months ended April 30, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
China Technology ETF	$2,643
Dorsey Wright Developed Markets Momentum ETF	910
Dorsey Wright Emerging Markets Momentum ETF	175
Global Clean Energy ETF	52
Global Water ETF	37
International BuyBack AchieversTM ETF	300
MSCI Global Climate 500 ETF	253
MSCI Global Timber ETF	56,966
RAFI Developed Markets ex-U.S. ETF	612
RAFI Developed Markets ex-U.S. Small-Mid ETF	82
RAFI Emerging Markets ETF	6,245
S&P Global Water Index ETF	336
S&P International Developed Quality ETF	270
The fees waived and/or expenses borne by the Adviser for MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule as of April 30, 2026 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		10/31/26	10/31/27	10/31/28	10/31/29
MSCI Global Timber ETF	$353,007	$40,219	$143,901	$111,949	$56,938
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
China Technology ETF	FTSE International Ltd.
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Climate 500 ETF	MSCI, Inc.
MSCI Global Timber ETF	MSCI, Inc.
RAFI Developed Markets ex-U.S. ETF	RAFITM Indices, LLC
RAFI Developed Markets ex-U.S. Small-Mid ETF	RAFITM Indices, LLC
RAFI Emerging Markets ETF	RAFITM Indices, LLC
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended April 30, 2026, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
China Technology ETF	$1,934
Dorsey Wright Developed Markets Momentum ETF	22,643
Dorsey Wright Emerging Markets Momentum ETF	2,043
Global Clean Energy ETF	8,926
Global Water ETF	3,711
International BuyBack AchieversTM ETF	56,013
MSCI Global Timber ETF	792
RAFI Developed Markets ex-U.S. ETF	24,229
RAFI Developed Markets ex-U.S. Small-Mid ETF	7,706
RAFI Emerging Markets ETF	8,979
S&P Global Water Index ETF	3,589
S&P International Developed Quality ETF	26,707
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$300,888,138	$2,429,827,715	$-	$2,730,715,853
Money Market Funds	2,954,426	122,116,506	-	125,070,932
Total Investments	$303,842,564	$2,551,944,221	$-	$2,855,786,785
Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$87,565,668	$684,426,863	$-	$771,992,531
Money Market Funds	420,784	10,599,542	-	11,020,326
Total Investments	$87,986,452	$695,026,405	$-	$783,012,857
Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,040,135	$184,042,673	$-	$200,082,808
Money Market Funds	160,371	5,849,027	-	6,009,398
Total Investments	$16,200,506	$189,891,700	$-	$206,092,206

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	Level 1	Level 2	Level 3	Total
Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,389,624	$152,530,372	$-	$207,919,996
Money Market Funds	82,156	51,703,651	-	51,785,807
Total Investments	$55,471,780	$204,234,023	$-	$259,705,803
Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$167,229,329	$112,257,877	$-	$279,487,206
Money Market Funds	537,287	27,211,941	-	27,749,228
Total Investments	$167,766,616	$139,469,818	$-	$307,236,434
International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$41,546,411	$484,264,128	$-	$525,810,539
Money Market Funds	1,291,467	46,478,754	-	47,770,221
Total Investments	$42,837,878	$530,742,882	$-	$573,580,760
MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,030,707,487	$458,355,226	$-	$1,489,062,713
Money Market Funds	-	26,771,416	-	26,771,416
Total Investments	$1,030,707,487	$485,126,642	$-	$1,515,834,129
MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,601,233	$12,778,284	$0	$30,379,517
Money Market Funds	21,487	6,480,839	-	6,502,326
Total Investments	$17,622,720	$19,259,123	$0	$36,881,843
RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$293,527,514	$2,488,081,781	$0	$2,781,609,295
Money Market Funds	-	202,408,340	-	202,408,340
Total Investments	$293,527,514	$2,690,490,121	$0	$2,984,017,635
RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,398,623	$338,616,693	$93,034	$387,108,350
Money Market Funds	-	69,105,453	-	69,105,453
Total Investments	$48,398,623	$407,722,146	$93,034	$456,213,803
RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$403,341,069	$1,535,660,312	$3,321,624	$1,942,323,005
Money Market Funds	11,508,105	69,607,297	-	81,115,402
Total Investments in Securities	414,849,174	1,605,267,609	3,321,624	2,023,438,407
Other Investments - Assets
Futures Contracts	666,615	-	-	666,615
Total Investments	$415,515,789	$1,605,267,609	$3,321,624	$2,024,105,022
S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$733,692,733	$299,090,568	$-	$1,032,783,301
Money Market Funds	-	69,004,319	-	69,004,319
Total Investments	$733,692,733	$368,094,887	$-	$1,101,787,620
S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,968,028	$704,433,222	$-	$736,401,250
Money Market Funds	795,977	29,818,550	-	30,614,527
Total Investments	$32,764,005	$734,251,772	$-	$767,015,777

105

NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
RAFI Emerging Markets ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$666,615
Derivatives not subject to master netting agreements	(666,615)
Total Derivative Assets subject to master netting agreements	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the  Statement of Assets and Liabilities for  futures contracts, if any.

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
RAFI Emerging Markets ETF
Equity Risk
Realized Gain:
Futures contracts	$453,452
Change in Net Unrealized Appreciation:
Futures contracts	345,524
Total	$798,976
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
RAFI Emerging Markets ETF
Futures contracts	$6,603,827
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

106

The Funds had capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
China Technology ETF	$275,692,727	$520,825,766	$796,518,493
Dorsey Wright Developed Markets Momentum ETF	145,341,023	-	145,341,023
Dorsey Wright Emerging Markets Momentum ETF	138,831,743	-	138,831,743
Global Clean Energy ETF	81,313,331	200,010,520	281,323,851
Global Water ETF	52,021,194	18,253,165	70,274,359
International BuyBack AchieversTM ETF	42,736,920	7,350,046	50,086,966
MSCI Global Climate 500 ETF	6,571,723	-	6,571,723
MSCI Global Timber ETF	11,904,119	7,516,331	19,420,450
RAFI Developed Markets ex-U.S. ETF	-	35,026,622	35,026,622
RAFI Developed Markets ex-U.S. Small-Mid ETF	4,471,292	59,509,349	63,980,641
RAFI Emerging Markets ETF	10,402,265	186,505,847	196,908,112
S&P Global Water Index ETF	-	2,297,259	2,297,259
S&P International Developed Quality ETF	10,708,735	6,698,317	17,407,052

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
China Technology ETF	$513,226,204	$598,704,387
Dorsey Wright Developed Markets Momentum ETF	554,083,470	538,238,606
Dorsey Wright Emerging Markets Momentum ETF	148,126,415	115,130,520
Global Clean Energy ETF	62,316,441	41,248,034
Global Water ETF	67,079,076	67,534,522
International BuyBack AchieversTM ETF	323,772,600	325,790,210
MSCI Global Climate 500 ETF	106,977,117	111,871,378
MSCI Global Timber ETF	4,414,059	3,163,867
RAFI Developed Markets ex-U.S. ETF	249,464,800	238,821,391
RAFI Developed Markets ex-U.S. Small-Mid ETF	59,374,351	63,835,826
RAFI Emerging Markets ETF	274,419,702	215,973,709
S&P Global Water Index ETF	527,942,386	510,726,675
S&P International Developed Quality ETF	168,399,927	158,453,208
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
China Technology ETF	$25,188,784	$48,901,081
Dorsey Wright Developed Markets Momentum ETF	193,564,975	9,415,028
Dorsey Wright Emerging Markets Momentum ETF	11,366,801	1,308,058
Global Clean Energy ETF	50,285,280	2,892,218
Global Water ETF	5,841,813	8,220,839
International BuyBack AchieversTM ETF	101,666,598	25,555,825
MSCI Global Timber ETF	-	11,675,465
RAFI Developed Markets ex-U.S. ETF	197,982,150	1,024,715
RAFI Developed Markets ex-U.S. Small-Mid ETF	3,943,305	20,983,547
RAFI Emerging Markets ETF	19,408,463	4,886,150
S&P Global Water Index ETF	156,361,596	152,245,078
S&P International Developed Quality ETF	123,063,035	-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

107

As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
China Technology ETF	$589,683,134	$(478,217,104)	$111,466,030	$2,744,320,755
Dorsey Wright Developed Markets Momentum ETF	172,495,407	(11,439,763)	161,055,644	621,957,213
Dorsey Wright Emerging Markets Momentum ETF	57,075,626	(1,382,101)	55,693,525	150,398,681
Global Clean Energy ETF	66,912,890	(15,821,579)	51,091,311	208,614,492
Global Water ETF	76,980,820	(11,605,269)	65,375,551	241,860,883
International BuyBack AchieversTM ETF	60,673,375	(28,278,002)	32,395,373	541,185,387
MSCI Global Climate 500 ETF	412,444,621	(66,956,580)	345,488,041	1,170,346,088
MSCI Global Timber ETF	3,326,327	(9,925,316)	(6,598,989)	43,480,832
RAFI Developed Markets ex-U.S. ETF	999,663,115	(144,027,083)	855,636,032	2,128,381,603
RAFI Developed Markets ex-U.S. Small-Mid ETF	106,886,196	(41,678,401)	65,207,795	391,006,008
RAFI Emerging Markets ETF	696,537,520	(241,082,596)	455,454,924	1,568,650,098
S&P Global Water Index ETF	174,549,825	(16,370,311)	158,179,514	943,608,106
S&P International Developed Quality ETF	167,095,930	(27,581,359)	139,514,571	627,501,206
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund except MSCI Global Timber ETF and S&P Global Water Index ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

108

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

109

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

110

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

111

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

112

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

113

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

114

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

115

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

116

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets (an “Expense Cap”), until at least August 31, 2028, as set forth below.
Fund	Expense Cap
Invesco MSCI Global Timber ETF	0.55%
Invesco S&P Global Water Index ETF	0.63%
Invesco Solar ETF	0.65%
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as illustrated in the table

117

Approval of Investment Advisory Contracts—(continued)
below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X
Invesco Solar ETF		X	X
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their open-end index and open-end actively managed peer funds, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were higher than the median net expense ratios of their ETF peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF
Invesco S&P Global Water Index ETF		X	X
Invesco Solar ETF		X	X
IIn response to questions from the Independent Trustees, the Adviser provided supplemental information regarding Invesco MSCI Global Timber ETF’s advisory fee and total expense ratio and the Lipper peer data.  The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to that of Invesco Solar ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee,

118

Approval of Investment Advisory Contracts—(continued)
expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

119

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

120

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-INTL-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: July 6, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:July 6, 2026